DEAR SHAREHOLDER:

This report relates to the operations of the JNL Series Trust for the year ended December 31, 1998. The following Money Manager commentaries, graphs and tables provide you with information regarding each Series' performance during the period.

                                  JNL AGGRESSIVE GROWTH SERIES
                                  JANUS CAPITAL CORPORATION
          [JANUS LOGO]            WARREN B. LAMMERT

OBJECTIVE:

JNL Aggressive Growth Series seeks as its investment objective long-term growth of capital by investing primarily in common stocks of issuers of any size, including larger, well-established companies and smaller, emerging growth companies.

MONEY MANAGER COMMENTARY:

Despite dramatic volatility in 1998, global equity markets moved higher. Stocks began the year with a broad-based rally buoyed by strong corporate earnings and a resilient domestic economy. In late spring, the rally narrowed dramatically with small- and mid-sized companies falling behind their larger counterparts. Then, in mid-summer, stocks began a precipitous decline after Russia defaulted on its debt. As liquidity dried up, the world's financial system teetered on the edge of collapse as several highly leveraged hedge funds sold securities to cover their losses. In response, the Federal Reserve lowered interest rates three times in the fall. This Fed action sufficiently restored investor appetite for risk and stocks rallied for the remainder of the year in spite of substantial political turmoil in the United States.

Turning to the Series, we outperformed our benchmark, the S&P 500 Index, due to our focus on growth stocks in the technology, pharmaceutical, and cable industries, as well as individual names with compelling growth stories. In the technology sector, we benefited from substantial gains in our Internet-related companies. Pioneering online retailer Amazon.com enjoyed a tremendous run-up, reflecting the rapid expansion of its franchise to cover an increasingly diverse product line. Another winner was Cisco Systems, the leading network equipment supplier, and a prime beneficiary of the growth of the Internet. On the downside, our position in Parametric Technology was disappointing after its earnings fell short of our expectations. We sold the position at a loss.

Looking forward, despite low interest rates and an absence of inflation, more companies are expected to see their earnings come under pressure. Additionally, economic uncertainty abroad and political instability at home are expected to contribute to market volatility. However, this potential uncertainty could cater to our strength as stockpickers as we will continue to seek out growing businesses in dynamic industries.



COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
JNL AGGRESSIVE GROWTH SERIES AND THE S&P 500 INDEX

[GRAPHIC]

EDGAR  REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

05/15 1995                             $10,000          $10,000
6/30                                   $10,860          $10,356
9/30                                   $12,190          $11,179
12/31 1995                             $12,409          $11,851
3/31                                   $13,577          $12,487
6/30                                   $14,022          $13,046
9/30                                   $14,601          $13,448
12/31 1996                             $14,760          $14,568
3/31                                   $14,010          $14,958
6/30                                   $15,665          $17,567
9/30                                   $17,232          $18,882
12/31 1997                             $16,630          $19,424
3/31                                   $19,595          $22,134
6/30                                   $21,620          $22,863
9/30                                   $20,201          $20,593
12/31 1998                             $26,220          $24,975

AVERAGE ANNUAL
TOTAL RETURN

1 year.................. 57.66%

Since inception * ...... 30.36%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST.

PERFORMANCE NUMBERS ARE NET OF ALL SERIES OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

------------

* Inception date May 15, 1995.

JNL Series Trust
JNL Aggressive Growth Series


Statement of Assets and Liabilities
December 31, 1998

Assets
Investments in securities, at cost .......$   117,104,607
                                          ================

Investments in securities, at value ......$   160,460,520
Foreign currency ..........................       133,119
Receivables:
   Dividends and interest .................        17,381
   Forward foreign currency
      exchange contracts ..................        27,164
   Foreign taxes recoverable ..............            52
   Fund shares sold .......................       792,324
   Investment securities sold .............     4,198,351
Collateral for securities loaned ..........    36,285,845
                                          ----------------
Total assets ..............................   201,914,756
                                          ----------------

Liabilities
Payables:
   Investment advisory fees ...............       117,088
   Forward foreign currency
      exchange contracts ..................         7,413
   Fund shares redeemed ...................        12,886
   Investment securities purchased              3,617,497
 ........
Return of collateral for securities
loaned ....................................    36,285,845
Other liabilities .........................        32,382
                                          ----------------
Total liabilities .........................    40,073,111
                                          ================
Net assets ...............................$   161,841,645
                                          ================

Net assets consist of:
Paid-in capital ..........................$   107,861,160
Undistributed net investment loss .........      (271,789)
Accumulated net realized gain on
investments
   and foreign currency related items .....    10,875,653
Net unrealized appreciation on:
   Investments ............................    43,355,913
   Foreign currency related items .........        20,708
                                          ================
Net assets ...............................$   161,841,645
                                          ================

Total shares outstanding (no par
    value), unlimited shares
    authorized authorized.................      7,327,619
                                          ================

Net asset value, offering and
    redemption price per share............$         22.09
                                          ================


Statement of Operations
For the Year Ended December 31, 1998

Investment income
   Dividends ..............................$      393,034
   Interest ...............................       444,447
   Foreign tax withholding ................       (11,858)
                                           ---------------
Total investment income ...................       825,623
                                           ---------------

Expenses
   Investment advisory fees ...............     1,046,049
   Custodian fees .........................        76,905
   Portfolio accounting fees ..............        24,645
   Professional fees ......................        32,056
   Other ..................................        31,512
                                           ---------------
Total operating expenses ..................     1,211,167
Less:
   Reimbursement from Adviser .............             -
                                           ---------------
Net expenses ..............................     1,211,167
                                           ---------------
Net investment loss .......................      (385,544)
                                           ---------------

Realized and unrealized gains (losses)
Net realized gain (loss) on:
   Investments ............................    16,357,152
   Foreign currency related items .........      (201,346)
Net change in unrealized appreciation
   (depreciation) on:
   Investments ............................    37,522,949
   Foreign currency related items .........        30,130
                                           ---------------
Net realized and unrealized gains .........    53,708,885
                                           ---------------

Net increase in net assets
   from operations ........................$   53,323,341
                                           ===============

                       See notes to the financial statements.

JNL Series Trust
JNL Aggressive Growth Series

Statements of Changes in Net Assets


                                                                                            Year ended December 31,
                                                                                        ----------------------------------
                                                                                             1998              1997
                                                                                        ----------------  ----------------

Operations:
  Net investment income (loss) .....................................................        $ (385,544)      $    224,729
  Net realized gain (loss) on:
     Investments ...................................................................         16,357,152         3,158,027
    Foreign currency related items .................................................           (201,346)          149,464
  Net change in unrealized appreciation (depreciation) on:
     Investments ...................................................................         37,522,949         3,997,177
    Foreign currency related items .................................................             30,130            (5,389)
                                                                                           -------------  ----------------
Net increase in net assets from operations .........................................         53,323,341         7,524,008
                                                                                           -------------  ----------------

Distributions to shareholders:
  From net investment income .......................................................           (333,868)                -
  From net realized gains on investment transactions................................         (5,486,108)       (2,833,974)
                                                                                           -------------  ----------------
Total distributions to shareholders ................................................         (5,819,976)       (2,833,974)
                                                                                           -------------  ----------------

Share transactions:
  Proceeds from the sale of shares .................................................         78,834,529        54,409,351
  Reinvestment of distributions ....................................................          5,819,976         2,776,615
  Cost of shares redeemed ..........................................................        (49,186,569)      (12,560,301)
                                                                                           -------------  ----------------
Net increase in net assets from share transactions .................................         35,467,936        44,625,665
                                                                                           -------------  ----------------

Net increase in net assets .........................................................         82,971,301        49,315,699

Net assets beginning of period .....................................................         78,870,344        29,554,645
                                                                                           -------------  ----------------

Net assets end of period ...........................................................       $161,841,645        78,870,344
                                                                                           =============  ================

Undistributed net investment income (loss)..........................................       $   (271,789)   $      381,611
                                                                                           =============  ================

                       See notes to the financial statements.

JNL Series Trust
JNL Aggressive Growth Series

Financial Highlights

                                                                                                         Period from     Period from
                                                                                                          April 1,         May 15,
                                                                           Year ended December 31,         1996 to        1995* to
                                                                        ------------------------------  December 31,      March 31,
                                                                            1998            1997            1996            1996
                                                                        --------------  --------------  --------------  -----------

Selected Per Share Data

Net asset value, beginning of period .................................  $    14.53       $   13.38       $   13.13       $   10.00
                                                                        --------------  --------------  --------------  -----------
Income from operations:
  Net investment income (loss) .......................................       (0.06)           0.04            0.05            0.01
  Net realized and unrealized gains on investments and
    foreign currency related items ...................................        8.45            1.65            1.10            3.53
                                                                        --------------  --------------  --------------  -----------
Total income from operations .........................................        8.39            1.69            1.15            3.54
                                                                        --------------  --------------  --------------  -----------

Less distributions:
  From net investment income .........................................       (0.05)              -           (0.05)              -
  From net realized gains on investment transactions .................       (0.78)          (0.54)          (0.71)          (0.41)
  Return of capital ..................................................           -               -           (0.14)              -
                                                                        --------------  --------------  --------------  -----------
Total distributions ..................................................       (0.83)          (0.54)          (0.90)          (0.41)
                                                                        --------------  --------------  --------------  -----------
Net increase .........................................................        7.56            1.15            0.25            3.13
                                                                        --------------  --------------  --------------  -----------

Net asset value, end of period .......................................  $    22.09        $  14.53       $   13.38       $   13.13
                                                                        ==============  ==============  ==============  ===========

Total Return (a) .....................................................       57.66%          12.67%           8.72%          35.78%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ...........................  $  161,842       $  78,870      $   29,555      $    8,527
  Ratio of net operating expenses to average net assets (b) (c) ......        1.10%           1.10%           1.09%           1.09%
  Ratio of net investment income (loss) to average net assets (b) (c)        (0.35)%          0.39%           0.77%           0.27%
  Portfolio turnover .................................................      114.51%         137.26%          85.22%         163.84%


Ratio information assuming no expense reimbursement or
   fees paid indirectly:
  Ratio of net operating expenses to average net assets (b) ..........        1.10%           1.17%           1.40%           2.77%
  Ratio of net investment income (loss) to average net assets (b) ....       (0.35)%          0.32%           0.46%          (1.41)%

------------------------------------------------------------------------------------------------------------------------------------

*      Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for the periods ended December 31, 1996 and March 31, 1996.

(b)  Annualized for the periods ended December 31, 1996 and March 31, 1996.

(c) Computed after giving effect to the Adviser's expense reimbursement and fees paid indirectly.

                       See notes to the financial statements.

                          JNL AGGRESSIVE GROWTH SERIES

                             SCHEDULE OF INVESTMENTS
                                December 31, 1998

                                                  Market
                                       Shares      Value
                                       ------      -----
Common Stocks - 87.26%

Finland  - 0.52%
Food & Beverage - 0.52%
   Raisio Group Plc. ...............     76,098  $  835,750

Italy - 0.71%
Telecommunications - 0.71%
   Telecom Italia SpA. .............    133,311   1,136,826

Norway - 0.11%
Oil & Gas - 0.11%
   Ocean Rig ASA. (a) ..............    653,139     178,789

United States  - 85.92%
Advertising - 2.15%
   Lamar Advertising Co. (a) (c) ...     38,586   1,437,329
   Outdoor Systems Inc. (a) ........     46,634   1,399,020
   Penton Media Inc. ...............     30,390     615,398
                                                 ------------
                                                  3,451,747

Aerospace & Defense - 0.51%
   Orbital Sciences Corp. (a) (c) ..     18,525     819,731

Airlines - 0.75%
   Southwest Airlines (c) ..........     53,405   1,198,275

Apparel  - 0.87%
   Nike Inc. .......................     34,415   1,395,958

Auto Manufacturers - 0.87%
   DaimlerChrysler AG (a) (c) ......     14,623   1,404,721

Auto Parts & Equipment - 0.46%
   Federal-Mogul Corp. (c) .........     12,475     742,263

Banks -3.90%
   Bank of New York Co. Inc. (c) ...    116,370   4,683,893
     Firstar Corp (c) ..............     16,913   1,577,137
                                                 ------------
                                                  6,261,030
Biotechnology - 1.93%
   Centocor Inc. (a) (c) ...........     19,315     871,589
   Monsanto Co. ....................     46,855   2,225,613
                                                 ------------
                                                  3,097,202

Computers - 6.47%
   Cisco Systems Inc. (a) ..........     77,100   7,155,844
   EMC Corp. (c) ...................      8,070     685,950
   Sapient Corp. (a) (c) ...........     40,920   2,291,520
   Technology Solutions Co. (a) ....     23,850     255,642
                                                 ------------
                                                 10,388,956

Distribution & Wholesale - 0.05%
   CDW Computer Centers Inc. (a)
   (c) .............................        910      87,303

Diversified Financial Services -
0.70%
   FINOVA Group Inc. (c) ...........      5,265     283,981
   Household International Inc. ....     12,290     486,991


                                                  Market
                                       Shares      Value
                                       ------      -----
Common Stocks (continued)

United States (continued)
Diversified Financial Services
(continued)
   Newcourt Credit Group Inc. (c) ..     10,160  $  354,965
                                                 ------------
                                                  1,125,937

Electronics - 3.19%
   Maxim Integrated Products Inc.
   (a) (c) .........................     30,565   1,335,308
   Pittway Corp ....................     63,020   2,083,599
   Vitesse Semiconductor Corp. (a) .     37,160   1,695,425
                                                 ------------
                                                  5,114,332

Health Care - 3.13%
     Aterial Vascular Engineering
Inc. (a) ...........................     26,725   1,403,063
   Medtronic Inc. (c) ..............      2,845     211,241
     MiniMed Inc. (a) (c) ..........      4,870     510,132
   Sofamor Danek Group Inc. (a) ....     23,795   2,897,041
                                                 ------------
                                                  5,021,477

Holding Companies - Diversified -
3.58%
   TCI Ventures Group (a) (c) ......    243,515   5,737,822

Insurance - 0.21%
   UNUM Corp. ......................      5,775     337,116

Manufacturing - 2.68%
   Tyco International Ltd. (c) .....     56,907   4,292,922

Media - 21.71%
   Cablevision Systems Corp. (a)         28,475   1,429,089
   (c) .............................
   Chancellor Media Corp. (a) (c) ..     32,550   1,558,331
   Comcast Corp. (c) ...............    127,655   7,491,753
   Cox Communications Inc. (a) (c) .     30,630   2,117,299
   Liberty Media Group (a) .........     33,835   1,558,525
   MediaOne Group Inc. (a) .........     87,555   4,115,085
   Tele-Communications Inc. (a) (c)     100,168   5,540,543
   Time Warner Inc. ................    135,944   8,437,025
   United International Holdings
   Inc.(a) .........................     60,090   1,156,733
   USA Networks Inc. (a) ...........     43,325   1,435,140
                                                 ------------
                                                 34,839,523

Oil & Gas Producers - 0.33%
   Schlumberger Ltd. ...............     11,315     527,571

Pharmaceuticals - 8.23%
   ALZA Corp. (a) (c) ..............     46,140   2,410,815
   Eli Lilly & Co. .................     29,530   2,624,479
   Pfizer Inc. .....................     35,700   4,478,119
   Pharmacia & Upjohn Inc. .........     26,350   1,492,069
   Warner-Lambert Co. ..............     29,185   2,194,347
                                                 ------------
                                                 13,199,829

Retail - 5.29%
   Amazon.com Inc. (a) (c) .........     17,670   5,676,488
   Costco Cos. Inc. (c) ............     18,225   1,315,617
   Dollar Tree Stores Inc.(a) (c) ..      2,580     112,713
   Staples Inc. (a) ................     31,750   1,387,078
                                                 ------------
                                                  8,491,896

                                                  Market
                                       Shares      Value
                                       ------      -----
Common Stocks (continued)

United States (continued)
Software - 11.88%
   America Online Inc. (c) .........     35,481  $5,135,875
   At Home Corp. (a) (c) ...........     22,210   1,649,093
   DoubleClick Inc. (a) (c) ........     27,300   1,243,856
   IMS Health Inc. .................     41,850   3,157,059
   Inktomi Corp. (a) (c) ...........      1,445     186,946
   Intuit Inc. (a) (c) .............     22,185   1,608,413
   Microsoft Corp. (a) .............     37,525   5,204,248
   Wind River Systems Inc. (a) (c) .     18,585     873,495
                                                 ------------
                                                 19,058,985

Telecommunications - 7.03%
   General Instrument Corp. (a) ....     17,920     608,160
   Global Crossing Ltd. (a) ........      3,255     146,882
   MCI WorldCom Inc. (a) ...........     11,180     792,383
   Nokia Corp. - ADR (c) ...........     77,815   9,371,844
   Qwest Communications
   International
      Inc. (a) (c) .................      7,190     359,500
                                                 ------------
                                                 11,278,769
                                                 ------------

    Total United States ............             137,873,365
                                                 ------------

     Total Common Stocks
       (cost $96,696,287) ..........             140,024,730
                                                 ------------

                                     Principal
                                       Amount
                                     ------------
Corporate Bonds - 0.55%

Retail - 0.55%
   Amazon.com Inc., 10.00%,
       08/01/2008 .................. $ 1,375,000    886,875
                                                 ------------

     Total Corporate Bonds
       (cost $859,405) .............                886,875
                                                 ------------

                                     Principal     Market
                                       Amount       Value
                                       ------       -----
Short Term Investments - 12.19%

Diversified Financial Services -
5.98%
   CIT Group Inc., 5.30%,
      01/04/1999 ..../............... $7,000,000  $6,996,908
   Household Finance Corp., 5.25%,
      01/04/1999 ...................  2,600,000   2,598,861
                                                -------------
                                                  9,595,769

U.S. Government Agencies -  6.16%
   Federal National Mortgage
      Association,
      Discount Note, 4.93%,
      04/01/1999 ..................  10,000,000   9,876,750

Money Market Fund - 0.05%
   SSgA Money Market Fund, 4.85%
      (b) .........................      76,396      76,396
                                                -------------

     Total Short Term Investments
        (cost $19,548,915) .........             19,548,915
                                                -------------

Total Investments - 100%
   (cost $117,104,607) .............           $160,460,520
                                                =============

--------------------------------------------------------------------------------
(a)  Non-income producing security.
(b) Dividend yields change daily to reflect current market conditions. Rate is the quoted yield as of December 31, 1998.
(c)  All or a portion of this security has been loaned.

                       See notes to the financial statements.

                                  JNL CAPITAL GROWTH SERIES
                                  JANUS CAPITAL CORPORATION
          [JANUS LOGO]            JAMES P. GOFF

OBJECTIVE:

JNL Capital Growth Series is a non-diversified Series that seeks as its investment objective long-term growth of capital by emphasizing investments in common stocks of medium-sized companies. Although the Series expects to emphasize such securities, it may also invest in smaller or larger companies.

MONEY MANAGER COMMENTARY:

In a year marked by heightened volatility, equity markets posted mixed results in 1998. During the first four months, equities advanced, driven by mild inflation and strong corporate profits. Then, in the late summer and early fall, stocks endured a precipitous sell-off after concern mounted over the viability of selected emerging market economies. With the world on the verge of a financial meltdown, the Federal Reserve intervened by lowering short-term interest rates three times. This increased liquidity spurred stocks higher for the remainder of the year in spite of severe political turmoil.

Turning to the Series, we are pleased to report that we outpaced our benchmark, the S&P MidCap 400 Index, reflecting strong gains by our technology, media, and pharmaceutical positions. Among our technology holdings, Vitesse Semiconductor soared on robust demand in the voice and data communications market for its high-speed, high-frequency chips. In the media arena, billboard company Outdoor Systems shook off recession fears to rebound solidly. Consolidation continued to drive revenue growth in the radio and outdoor media sectors, making earnings less vulnerable to advertising budgets and the economy.

In the pharmaceutical industry, our position in Sepracor was a standout. The company reformulates and patents single-isomer versions of existing drugs in a procedure that eliminates many of the drugs' negative side effects. On the downside, we were disappointed with the performance of Paychex, a payroll processing company, which declined on concerns over a potential slowdown in employment growth.

Looking ahead, we believe that this market is playing directly to our strengths of strong research and the ability to identify all-weather growth companies. As many large capitalization companies see their profit margins erode, the key will be to own those companies that can meet or exceed Wall Street's estimates. In this environment, we believe small and midcap companies continue to offer significant opportunities.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
JNL CAPITAL GROWTH SERIES AND THE S&P MIDCAP 400 INDEX

[GRAPHIC]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

5/15 1995                            $10,000                  $10,000
6/30                                 $10,910                  $10,417
9/30                                 $12,480                  $11,432
12/31 1995                           $13,352                  $11,593
3/31                                 $14,793                  $12,306
6/30                                 $15,626                  $12,661
9/30                                 $16,330                  $13,034
12/31 1996                           $15,600                  $12,823
3/31                                 $13,819                  $12,633
6/30                                 $16,334                  $14,489
9/30                                 $17,595                  $16,817
12/31 1997                           $17,810                  $17,994
3/31                                 $20,039                  $20,011
6/30                                 $21,029                  $19,545
9/30                                 $17,864                  $16,720
12/31 1998                           $24,249                  $21,429

AVERAGE ANNUAL
TOTAL RETURN

1 year .................. 35.16%

Since inception*   ...... 27.59%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST.

PERFORMANCE NUMBERS ARE NET OF ALL SERIES OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

------------

* Inception date May 15, 1995.

JNL Series Trust
JNL Capital Growth Series

Statement of Assets and Liabilities
December 31, 1998

Assets
Investments in securities, at cost .......$    81,212,008
                                          ================

Investments in securities, at value ......$   109,365,603
Foreign currency ..........................       132,496
Receivables:
   Dividends and interest .................        14,033
   Forward foreign currency
      exchange contracts ..................        35,245
   Foreign taxes recoverable...............         2,141
   Fund shares sold........................        17,952
   Investment securities sold..............     3,475,970
Collateral for securities loaned ..........    23,902,478
                                          ----------------
Total assets...............................   136,945,918
                                          ----------------

Liabilities
Payables:
   Investment advisory fees................        79,849
   Forward foreign currency
      exchange contracts ..................        31,399
   Fund shares redeemed....................        30,811
   Investment securities purchased.........     1,832,604
Return of collateral for securities
loaned ....................................    23,902,478
Other liabilities..........................        32,258
                                          ----------------
Total liabilities..........................    25,909,399
                                          ================
Net assets................................$   111,036,519
                                          ================

Net assets consist of:
Paid-in capital...........................$    78,591,609
Undistributed net investment loss..........      (154,077)
Accumulated net realized gain on
investments
   and foreign currency related items .....     4,442,347
Net unrealized appreciation on:
   Investments ............................    28,153,595
   Foreign currency related items .........         3,045
                                          ----------------
Net assets ...............................$   111,036,519
                                          ================

Total shares outstanding (no par
   value),unlimited shares
   authorized..............................     5,355,548
                                          ================

Net asset value, offering and
   redemption  price per
   share...................................          20.73
                                          ================


Statement of Operations
For the Year Ended December 31, 1998

Investment income
   Dividends ..............................$      224,603
   Interest ...............................       107,304
   Security lending .......................        27,649
   Foreign tax withholding ................       (10,731)
                                           ---------------
Total investment income ...................       348,825
                                           ---------------

Expenses
   Investment advisory fees ...............       810,666
   Custodian fees .........................        43,213
   Portfolio accounting fees ..............        24,645
   Professional fees ......................        23,140
   Other ..................................        24,390
                                           ---------------
Total operating expenses ..................       926,054
Less:
   Reimbursement from Adviser .............             -
                                           ---------------
Net expenses ..............................       926,054
                                           ---------------
Net investment loss .......................      (577,229)
                                           ---------------

Realized and unrealized gains (losses)
Net realized gain (loss) on:
   Investments ............................    13,077,232
   Foreign currency related items .........      (275,392)
Net change in unrealized appreciation on:
   Investments ............................    15,365,434
   Foreign currency related items .........        20,059
                                           ---------------
Net realized and unrealized gains .........    28,187,333
                                           ---------------

Net increase in net assets
   from operations ........................$   27,610,104
                                           ===============

                       See notes to the financial statements.

JNL Series Trust
JNL Capital Growth Series

Statements of Changes in Net Assets



                                                                                             Year ended December 31,
                                                                                         ----------------------------------
                                                                                              1998              1997
                                                                                         ----------------  ----------------

Operations:
  Net investment loss .................................................................  $     (577,229)    $    (173,959)
  Net realized gain (loss) on:
    Investments .......................................................................       13,077,232           250,781
    Foreign currency related items ....................................................         (275,392)         (105,156)
  Net change in unrealized appreciation on:
    Investments .......................................................................       15,365,434        10,161,826
     Foreign currency related items ...................................................           20,059            55,218
                                                                                         ----------------  ----------------
Net increase in net assets from operations ............................................       27,610,104        10,188,710
                                                                                         ----------------  ----------------

Distributions to shareholders:
  From net investment income ..........................................................                -           (82,884)
  From net realized gains on investment transactions ..................................       (7,823,970)         (157,215)
  Return of capital ...................................................................                -          (331,198)
                                                                                         ----------------  ----------------
Total distributions to shareholders ...................................................       (7,823,970)         (571,297)
                                                                                         ----------------  ----------------

Share transactions:
  Proceeds from the sale of shares ....................................................       37,270,227        40,823,421
  Reinvestment of distributions .......................................................        7,823,970           557,860
  Cost of shares redeemed .............................................................      (27,592,611)      (14,196,046)
                                                                                         ----------------  ----------------
Net increase in net assets from share transactions ....................................       17,501,586        27,185,235
                                                                                         ----------------  ----------------

Net increase in net assets ............................................................       37,287,720        36,802,648

Net assets beginning of period ........................................................       73,748,799        36,946,151
                                                                                         ----------------  ----------------

Net assets end of period ..............................................................  $   111,036,519   $    73,748,799
                                                                                         ================  ================

Undistributed net investment loss .....................................................  $      (154,077)  $       (17,785)
                                                                                         ================  ================



                       See notes to the financial statements.

JNL Series Trust
JNL Capital Growth Series

Financial Highlights


                                                                                                         Period from     Period from
                                                                                                          April 1,         May 15,
                                                                           Year ended December 31,         1996 to        1995* to
                                                                        ------------------------------  December 31,      March 31,
                                                                            1998            1997            1996            1996
                                                                        --------------  --------------  --------------  ------------
Selected Per Share Data

Net asset value, beginning of period .................................  $    16.50      $    14.46      $    13.86      $    10.00
                                                                        --------------  --------------  --------------  ------------
Income from operations:
  Net investment income (loss) .......................................       (0.12)          (0.06)           0.06               -
  Net realized and unrealized gains on investments and
    foreign currency related items ...................................        5.92            2.23            0.70            4.70
                                                                        --------------  --------------  --------------  ------------
Total income from operations .........................................        5.80            2.17            0.76            4.70
                                                                        --------------  --------------  --------------  ------------

Less distributions:
  From net investment income .........................................           -           (0.02)              -               -
  From net realized gains on investment transactions .................       (1.57)          (0.04)          (0.16)          (0.84)
  Return of capital ..................................................           -           (0.07)              -               -
                                                                        --------------  --------------  --------------  ------------
Total distributions ..................................................       (1.57)          (0.13)          (0.16)          (0.84)
                                                                        --------------  --------------  --------------  ------------
Net increase .........................................................        4.23            2.04            0.60            3.86
                                                                        --------------  --------------  --------------  ------------

Net asset value, end of period........................................  $    20.73      $    16.50      $    14.46      $    13.86
                                                                        ==============  ==============  ==============  ============

Total Return (a)......................................................       35.16%          15.01%           5.45%          47.94%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands)............................  $  111,037      $   73,749      $   36,946      $    9,578
  Ratio of net operating expenses to average net assets (b) (c).......        1.09%           1.10%           1.09%           1.09%
  Ratio of net investment income (loss) to average net assets (b) (c).       (0.68)%         (0.30)%          0.91%          (0.49)%
  Portfolio turnover..................................................      128.95%         131.43%         115.88%         128.56%


Ratio information assuming no expense reimbursement or
   fees paid indirectly:
   Ratio of net operating expenses to average net assets (b)..........        1.09%           1.11%           1.27%           2.08%
   Ratio of net investment income (loss) to average net assets (b)....       (0.68)%         (0.31)%          0.73%          (1.48)%

------------------------------------------------------------------------------------------------------------------------------------

*    Commencement of operations.

(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for the periods ended December 31, 1996 and March 31, 1996.
(b)  Annualized for the periods ended December 31, 1996 and March 31, 1996.
(c) Computed after giving effect to the Adviser's expense reimbursement and fees paid indirectly.


                     See notes to the financial statements.

                            JNL CAPITAL GROWTH SERIES

                             SCHEDULE OF INVESTMENTS
                                December 31, 1998

                                                    Market
                                        Shares       Value
                                        ------       -----
Common Stocks - 96.42%

United Kingdom - 6.61%
Commercial Services - 1.02%
   Capita Group Plc ................   121,827  $1,121,318

Retail - 5.59%
   J.D. Wetherspoon Plc (a) ........   599,719   1,783,514
   PizzaExpress Plc ................   324,868   4,328,695
                                                 ----------
                                                 6,112,209
                                                 ----------

    Total United Kingdom ...........             7,233,527

United States - 89.81%
Advertising - 3.49%
   HA-LO Industries Inc. (a) (c) ...    50,895   1,914,924
   Outdoor Systems Inc. (a) ........    63,475   1,904,250
                                                 ----------
                                                 3,819,174

Aerospace & Defense - 1.03%
   Orbital Sciences Corp. (a) (c) ..    25,565   1,131,251

Airlines - 1.79%
   Ryanair Holdings Plc - ADR (a)
   (c) .............................    51,721   1,952,468

Banks - 3.61%
   Firstar Corp. (c) ...............    30,640   2,857,180
   U.S. Trust Corp. ................    14,395   1,094,020
                                                 ----------
                                                 3,951,200

Commercial Services - 18.29%
   Apollo Group Inc. (a) (c) .......   361,482  12,245,203
   ITT Educational Services Inc. ...    83,080   2,824,720
   Paychex Inc. ....................    83,312   4,285,361
   Robert Half International Inc. ..    14,325     640,148
                                                 ----------
                                                19,995,432

Computers - 6.56%
   Cisco Systems Inc. (a) (c) ......    24,235   2,249,311
   Equant NV (a) (c) ...............     9,814     665,512
   Veritas Software Corp. (a) (c) ..    71,100   4,261,556
                                                 ----------
                                                 7,176,379

Diversified Financial Services -
3.90%
   Charles Schwab Corp. (c) ........    36,385   2,044,382
   HealthCare Financial Partners
   Inc. (a) (c).....................    55,690   2,220,639
                                                 ----------
                                                 4,265,021

Electronics - 8.15%
   Uniphase Corp. (a) (c) ..........    17,535   1,216,491
   Vitesse Semiconductor Corp. (a) .   168,685   7,696,253
                                                 ----------
                                                 8,912,744

Entertainment - 0.92%
   Premier Parks Inc. (c) ..........    33,155   1,002,939

                                                  Market
                                      Shares       Value
                                      ------       -----
Common Stocks (continued)

United States (continued)
Health Care - 1.20%
   Sofamor Danek Group Inc. (a) ....    10,780  $1,312,465

Home Furnishings - 0.45%
   Gemstar Group Ltd. (a) ..........     8,655     495,499

Media - 15.62%
   Adelphia Communications Inc. (a)     27,690   1,266,818
   Chancellor Media Corp. (a) (c) ..    44,010   2,106,979
   Clear Channel Communications
   Inc. ............................    47,600   2,594,200
   Heftel Broadcasting Corp. (a) ...    90,570   4,460,572
   Jacor Communications Inc. (a)
   (c) .............................    68,170   4,388,444
   TCA Cable TV Inc. ...............    32,795   1,170,372
   Univision Communications Inc.
   (a) .............................    30,255   1,094,853
                                                 ----------
                                                17,082,238

Pharmaceuticals - 9.95%
   MedImmune Inc. (a) (c) ..........    33,829   3,363,871
   Omnicare Inc. (c) ...............    96,675   3,359,456
   Sepracor Inc. (a) (c) ...........    35,975   3,170,297
   Watson Pharmaceutical Inc. (a)
   (c) .............................    15,720     988,395
                                                 ----------
                                                10,882,019

Retail - 3.80%
   Amazon.com Inc. (a) (c) .........     6,435   2,067,244
   CVS Corp. .......................    37,925   2,085,875
                                                 ----------
                                                 4,153,119

Software - 3.66%
   America Online Inc. (c) .........    13,050   1,888,987
   Broadcast.com Inc. (a) (c) ......     7,375     564,188
   Exodus Communications Inc. (a) ..     9,805     629,971
   Infospace.com Inc. (a) (c) ......    13,115     500,009
   Lycos Inc. (a) (c) ..............     7,565     420,330
                                                 ----------
                                                 4,003,485

Telecommunications - 7.39%
   American Tower Corp. ............     7,100     209,894
   Crown Castle International Corp.
   (a) .............................    71,800   1,687,300
   Global Crossing Ltd. (a) ........     5,375     242,547
   Level 3 Communications Inc. (a)
   (c) .............................    30,140   1,299,788
   Metronet Communications Corp.
   (a) .............................     2,635      88,272
   Nextlink Communications Inc. (a)         55       1,561
   Qwest Communications
   International
      Inc. (a) (c) .................    44,915   2,245,750
   RSL Communications Ltd. (a) (c) .    36,035   1,063,032
   Winstar Communications Inc. (a)
   (c) .............................    31,970   1,246,830
                                                 ----------
                                                 8,084,974
                                                 ----------

    Total United States ............            98,220,407
                                                 ----------

     Total Common Stocks
       (cost $77,300,339) ..........           105,453,934
                                                 ----------


                                    Principal     Market
                                      Amount       Value
                                      ------       -----
Short Term Investments - 3.58%

Diversified Financial Services -
3.56%
   CIT Group Inc., 5.30%,
   01/04/1999 ......................$3,900,000  $3,898,277

Money Market Fund - 0.02%
   SSgA Money Market Fund, 4.85%
   (b) .............................    13,392      13,392
                                                 ----------

     Total Short Term Investments
       (cost $3,911,669) ...........             3,911,669
                                                 ----------


Total Investments -- 100%
   (cost $81,212,008) ..............          $109,365,603
                                               ============
--------------------------------------------------------------------------------

(a)  Non-income producing security.
(b) Dividend yields change daily to reflect current market conditions. Rate is the quoted yield as of December 31, 1998.
(c)  All or a portion of this security has been loaned.


                       See notes to the financial statements.

                                  JNL GLOBAL EQUITIES SERIES
                                  JANUS CAPITAL CORPORATION
          [JANUS LOGO]            HELEN YOUNG HAYES

OBJECTIVE:

JNL Global Equities Series seeks as its investment objective long-term growth of capital by investing primarily in common stocks of foreign and domestic issuers of any size. This Series normally invests in issuers from at least five different countries including the United States.

MONEY MANAGER COMMENTARY:

Extreme volatility gripped the global equity markets in 1998. After a substantial run-up during the first six months of the year, stocks took a turn for the worse following Russia's announcement that it could not service its debt and that it would be forced to devalue its currency. In response to the Russian meltdown, investors indiscriminately sold securities with any degree of risk. The selling was compounded by several hedge funds, which were forced to sell securities when several arbitrage techniques that they had employed backfired on them. With liquidity nearly absent, central banks from around the world lowered interest rates through year-end. With liquidity restored, investors returned to riskier securities, including stocks. Consequently, equities moved higher for the remainder of the year, with selected U.S. technology stocks exhibiting particular strength.

The Series outperformed its benchmark, the MSCI World Index, due to strong performance from a number of telecommunications and technology companies. For instance, our position in Nokia, the Finnish cellular phone company, enjoyed a wonderful year as it continued to take market share in a growing market. Mannesmann, the German conglomerate, also had a strong year as the company continued to transform itself into a telecommunications company. Additionally, the company is finding the European competitive landscape, which has recently been deregulated, to be very receptive to its strategies. On the downside, our European financial holdings, such as UBS, were sold-off dramatically in the summer after investors speculated about the magnitude of their proprietary losses in Russia.

Looking ahead, with worldwide commodity prices currently at depressed levels, inflationary pressures remain benign, which is keeping a lid on interest rates around the world. This bodes well for equity markets in the U.S. and Europe. However, the uncertain economic outlook for Japan has led us to keep a relatively light weighting in Asian stocks. We will continue to concentrate on companies that can grow their earnings regardless of the broader economic environment.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
JNL GLOBAL EQUITIES SERIES AND THE MSCI WORLD INDEX

[GRAPHIC]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

5/15 1995                      $10,000             $10,000
6/30                           $10,680             $10,026
9/30                           $12,240             $10,543
12/31/95                       $12,926             $10,999
3/31                           $14,150             $11,402
6/30                           $15,735             $11,623
9/30                           $16,064             $11,730
12/31/96                       $16,979             $12,221
3/31                           $17,974             $12,269
6/30                           $19,996             $14,130
9/30                           $21,146             $14,548
12/31/97                       $20,226             $14,204
3/31                           $23,698             $16,336
6/30                           $25,630             $16,464
9/30                           $21,291             $14,444
12/31/98                       $25,661             $17,440

AVERAGE ANNUAL
TOTAL RETURN

1 year .................. 26.87%

Since inception *  ...... 29.59%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST.

PERFORMANCE NUMBERS ARE NET OF ALL BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

------------

* Inception date May 15, 1995.

JNL Series Trust
JNL Global Equities Series


Statement of Assets and Liabilities
December 31, 1998

Assets
Investments in securities, at cost .......$    176,454,446
                                          ================

Investments in securities, at value ......$    239,302,664
Foreign currency ..........................      2,359,387
Receivables:
  Dividends and interest ..................         32,947
  Forward foreign currency
    exchange contracts ....................        234,505
  Foreign taxes recoverable ...............        130,516
  Fund shares sold ........................         98,093
  Investment securities sold ..............        186,545
   Reimbursement from Adviser .............         97,982
Collateral for securities loaned ..........     23,820,421
                                          ----------------
Total assets ..............................    266,263,060
                                          ----------------

Liabilities
Payables:
  Investment advisory fees ................        189,878
  Forward foreign currency
     exchange contracts ...................      1,063,333
  Fund shares redeemed ....................        152,545
  Investment securities purchased .........        561,436
Return of collateral for securities
loaned ....................................     23,820,421
Other liabilities .........................         89,959
                                          ----------------
Total liabilities .........................     25,877,572
                                          ================
Net assets ...............................$    240,385,488
                                          ================

Net assets consist of:
Paid-in capital ..........................$    179,835,657
Undistributed net investment income .......        434,865
Accumulated net realized loss on
investments
   and foreign currency related items
   on investments..........................     (1,909,005)
Net unrealized appreciation (depreciation) on:
  Investments..............................     62,848,218
  Foreign currency related items...........       (824,247)
                                          ================
Net assets ...............................$    240,385,488
                                          ================

Total shares outstanding (no par
value),
   unlimited shares authorized ............     10,870,018
                                          ================

Net asset value, offering and
redemption
  price per share ........................$          22.11
                                          ================



Statement of Operations
For the Year Ended December 31, 1998

Investment income
  Dividends ...............................$     2,030,179
  Interest ................................        721,100
  Foreign tax withholding .................       (243,317)
                                           ---------------
Total investment income ...................      2,507,962
                                           ---------------

Expenses
  Investment advisory fees ................      1,955,416
  Custodian fees ..........................        454,253
  Portfolio accounting fees ...............         42,255
  Professional fees .......................         54,730
  Other ...................................         60,729
                                           ---------------
Total operating expenses ..................      2,567,383
Less:
   Reimbursement from Adviser .............       (315,056)
                                           ---------------
Net expenses...............................      2,252,327
                                           ---------------
Net investment income .....................        255,635
                                           ---------------

Realized and unrealized gains (losses)
Net realized gain (loss) on:
  Investments .............................        630,606
  Foreign currency related items ..........     (2,531,119)
Net change in unrealized appreciation
  (depreciation) on:
  Investments .............................     45,926,872
  Foreign currency related items. .........       (758,325)
                                           ---------------
Net realized and unrealized gains .........     43,268,034
                                           ---------------

Net increase in net assets
  from operations .........................$    43,523,669
                                           ===============

                     See notes to the financial statements.

JNL Series Trust
JNL Global Equities Series

Statements of Changes in Net Assets


                                                                                                 Year ended December 31,
                                                                                             ----------------------------------
                                                                                                  1998              1997
                                                                                             ----------------  ----------------
Operations:
  Net investment income ...................................................................  $       255,635   $       350,018
  Net realized gain (loss) on:
    Investments ...........................................................................          630,606         2,328,631
    Foreign currency related items ........................................................       (2,531,119)        1,151,326
  Net change in unrealized appreciation (depreciation) on:
    Investments ...........................................................................       45,926,872        10,283,961
    Foreign currency related items ........................................................         (758,325)         (207,133)
                                                                                             ----------------  ----------------
Net increase in net assets from operations ................................................       43,523,669        13,906,803
                                                                                             ----------------  ----------------

Distributions to shareholders:
  From net investment income ..............................................................         (715,943)                -
  From net realized gains on investment transactions ......................................                -        (5,237,204)
                                                                                             ----------------  ----------------
Total distributions to shareholders .......................................................         (715,943)       (5,237,204)
                                                                                             ----------------  ----------------

Share transactions:
  Proceeds from the sale of shares ........................................................       83,519,461       109,725,346
  Reinvestment of distributions ...........................................................          715,943         5,176,815
  Cost of shares redeemed .................................................................      (37,707,917)      (21,159,959)
                                                                                             ----------------  ----------------
Net increase in net assets from share transactions ........................................       46,527,487        93,742,202
                                                                                             ----------------  ----------------

Net increase in net assets ................................................................       89,335,213       102,411,801

Net assets beginning of period ............................................................      151,050,275        48,638,474
                                                                                             ----------------  ----------------

Net assets end of period ..................................................................  $   240,385,488   $   151,050,275
                                                                                             ================  ================

Undistributed net investment income .......................................................  $       434,865   $       633,816
                                                                                             ================  ================

                     See notes to the financial statements.

JNL Series Trust
JNL Global Equities Series

Financial Highlights



                                                                                                       Period from    Period from
                                                                                                         April 1,       May 15,
                                                                         Year ended December 31,         1996 to        1995* to
                                                                      -------------------------------  December 31,    March 31,
                                                                           1998            1997            1996            1996
                                                                      ------------------------------- --------------- ------------
Selected Per Share Data

Net asset value, beginning of period.................................    $   17.48      $   15.20     $     13.75     $     10.00
                                                                      ----------------- ------------- --------------- ------------
Income from operations:
  Net investment income .............................................         0.04           0.07            0.03            0.10
  Net realized and unrealized gains on investments and
     foreign currency related items .................................         4.66           2.84            2.72            4.02
                                                                      ----------------- ------------- --------------- ------------
Total income from operations ........................................         4.70           2.91            2.75            4.12
                                                                      ----------------- ------------- --------------- ------------

Less distributions:
  From net investment income ........................................        (0.07)             -           (0.08)              -
  From net realized gains on investment transactions ................            -          (0.63)          (0.90)          (0.37)
  Return of capital .................................................            -              -           (0.32)              -
                                                                      ----------------- ------------- --------------- ------------
Total distributions .................................................        (0.07)         (0.63)          (1.30)          (0.37)
                                                                      ----------------- ------------- --------------- ------------
Net increase ........................................................         4.63           2.28            1.45            3.75
                                                                      ----------------- ------------- --------------- ------------

Net asset value, end of period ......................................   $    22.11      $   17.48     $     15.20     $     13.75
                                                                      ================= ============= =============== ============

Total Return (a) ....................................................        26.87%         19.12%          19.99%          41.51%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ..........................   $   240,385        151,050          48,638          16,141
  Ratio of net operating expenses to average net assets (b) (c) .....          1.14%          1.15%           1.14%           1.15%
  Ratio of net investment income to average net assets (b) (c) ......          0.13%          0.33%           0.37%           0.39%
  Portfolio turnover ................................................         81.46%         97.21%          52.02%         142.36%


Ratio information assuming no expense reimbursement or
   fees paid indirectly:
  Ratio of net operating expenses to average net assets (b) .........          1.30%          1.37%           1.63%           2.25%
  Ratio of net investment income (loss) to average net assets (b)....         (0.03)%         0.11%          (0.12)%         (0.71)%
------------------------------------------------------------------------------------------------------------------------------------

*      Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for the periods ended December 31, 1996 and March 31, 1996.
(b)  Annualized for the periods ended December 31, 1996 and March 31, 1996.
(c) Computed after giving effect to the Adviser's expense reimbursement and fees paid indirectly.


                     See notes to the financial statements.

                           JNL GLOBAL EQUITIES SERIES

                             SCHEDULE OF INVESTMENTS
                                December 31, 1998

                                                    Market
                                      Shares         Value
                                      ------         -----
Common Stocks - 88.29%

Austria - 0.14%
Banks - 0.14%
   Bank Austria AG .................     6,593   $ 335,259

Denmark - 0.21%
Banks - 0.18%
   Kapital Holding .................     1,730      85,626
   Unidanmark A/S ..................     3,854     348,200
                                                 -----------
                                                   433,826

Transportation - 0.03%
   SAS Danmark A/S (c) .............     5,282      59,756
                                                 -----------

    Total Denmark ..................               493,582

Finland - 3.19%
Food - 0.17%
   Raisio Group Plc ................    36,582     401,763

Insurance - 0.33%
   Sampo Insurance Co. Ltd. ........    20,615     782,311

Software - 0.60%
   Tieto Corp. (c) .................    32,123   1,430,069

Telecommunications - 2.09%
   Nokia Oyj "A" ...................    41,308   5,022,742
                                                 -----------

    Total Finland ..................             7,636,885

France - 8.37%
Auto Manufacturers - 0.72%
   Renault SA ......................    38,623   1,733,925

Auto Parts & Equipment - 0.76%
   Valeo SA ........................    23,081   1,818,078

Commercial Services - 1.63%
   Vivendi (c) .....................    15,059   3,905,482

Computers - 2.11%
   Atos SA (a) .....................     5,491   1,312,105
   Cap Gemini SA (c) ...............    20,284   3,254,292
   Equant NV .......................     6,777     471,396
                                                 -----------
                                                 5,037,793

Engineering & Construction - 0.69%
   Suez Lyonnaise des Eaux .........     8,054   1,653,728

Food - 0.83%
   Group Danone ....................     6,906   1,976,319

Holding Companies - Diversified -
0.33%
   Lagardere S.C.A. ................    18,703     794,484

Pharmaceuticals - 1.27%
   Rhone-Poulene SA ................    38,175   1,963,715


                                                    Market
                                      Shares        Value
                                      ------        -----
Common Stocks (continued)

France (continued)
Pharmaceuticals (continued)
   Sanofi SA .......................     6,595  $1,085,208
                                                 -----------
                                                 3,048,923

Telecommunications - 0.03%
   Alcatel Alsthom SA ..............       561      68,632
                                                 -----------

    Total France ...................             20,037,364

Germany - 4.84%
Auto Manufacturers - 0.55%
   DaimlerChrysler AG (a) ..........    13,273   1,310,097

Banks - 0.77%
   Bayerische Vereinsbank AG .......     2,366     185,265
   Deutsche Pfandbrief &
   Hypothekenban
      AG ...........................    18,866   1,652,728
                                                 -----------
                                                 1,837,993

Chemicals - 0.39%
   Hoechst AG ......................    22,689     940,724

Insurance - 0.07%
   Ergo Versicherungs Gruppe AG (c)      1,070     176,557

Machinery - 2.76%
   Mannesmann AG ...................    57,542   6,594,577

Manufacturing - 0.13%
    VEBA AG ........................     5,154     308,325

Pharmaceuticals - 0.17%
    Merck KgaA .....................     9,215     414,692
                                                 -----------

    Total Germany ..................             11,582,965

Greece - 0.06%
Telecommunications - 0.06%
   Panafon Hellenic Telecom SA .....     5,731     153,575

Hong Kong - 0.40%
Telecommunications - 0.40%
   China Telecom Ltd. (a) ..........   548,000     951,340

Italy - 3.84%
Banks - 1.33%
   Banca Commerciale Italiana ......   184,005   1,268,655
   Banca di Roma (a) (c) ...........   804,681   1,362,670
   Credito Italiano SpA ............    94,601     560,414
                                                 -----------
                                                 3,191,739

Telecommunications - 2.51%
   Telecom Italia Mobile SpA (a) ...   197,255   1,455,448
   Telecom Italia SpA ..............   532,386   4,539,988
                                                 -----------
                                                 5,995,436
                                                 -----------
    Total Italy ....................             9,187,175

                           JNL GLOBAL EQUITIES SERIES

                                                    Market
                                      Shares         Value
                                      ------         -----
Common Stocks (continued)

Japan - 6.94%
Auto Manufacturing - 0.34%
   Honda Motor Co. Ltd. ............    25,000   $ 820,433

Auto Parts and Equipment - 0.04%
   Bridgestone Corp. ...............     4,000      90,756

Beverages - 0.67%
   Kirin Brewery Co. Ltd. ..........   126,000   1,604,954

Computers - 0.40%
   Fujitsu Ltd. (c) ................    71,100     946,533

Cosmetics & Personal Care - 0.35%
   Kao Corp. .......................    37,000     834,586

Home Furnishings - 0.77%
   Sony Corp. ......................    25,300   1,841,831

Pharmaceuticals - 1.37%
   Takeda Chemical Industries ......    85,000   3,270,677

Retail - 0.41%
   Ito-Yokado Co. Ltd. .............    14,000     978,328

Semiconductors - 0.08%
   Rohm Co. Ltd. ...................     2,000     182,043

Telecommunications - 2.51%
   Nippon Telegraph & Telephone
   Corp. ...........................         7      53,994
   NTT Data Corp. (c) ..............       275   1,364,662
   NTT Mobile Communications
   Network Inc. ....................       112   4,606,811
                                                ------------
                                                 6,025,467
                                                ------------

    Total Japan ....................            16,595,608

Netherlands - 5.09%
Chemicals - 0.29%
   Akzo Nobel ......................    15,458      703,497

Computers - 0.97%
   Getronics NV ....................    46,958    2,324,530

Electronics - 0.69%
   Philips Electronics NV ..........    19,269    1,292,327
   Simac Techniek NV ...............    14,410      364,334
                                                 ------------
                                                  1,656,661

Food - 0.55%
   Koniklijke Ahold NV .............    35,621    1,315,855

Household Products - 0.44%
   Unilever NV .....................    12,209    1,043,032



                                                    Market
                                      Shares         Value
                                      ------         -----
Common Stocks (continued)

Netherlands (continued)
Insurance - 0.27%
   Aegon NV ........................     5,210   $ 639,498

Media - 1.88%
   Wolters Kluwer NV ...............    21,027   4,497,072
                                                ------------

    Total Netherlands ..............            12,180,145

Norway - 0.09%
Airlines - 0.04%
   SAS Norge ASA "B" ...............    11,734      98,832

Banks - 0.05%
   Den Norske Bank ASA .............    36,015     124,656
                                                ------------

    Total Norway ...................               223,488

Portugal - 0.24%
Building Materials - 0.14%
   Cimentos de Portugal SA .........    10,385     331,653

Telecommunications - 0.10%
   Portugal Telecom SA .............     5,494     252,012
                                                ------------

    Total Portugal .................               583,665

Spain - 1.98%
Banks - 0.74%
   Banco Bibao Vizcaya .............    26,672     417,571
   Banco Central Hispanoamericano
   (c) .............................    53,883     638,846
   Corporacion Bancaria de Espana
   SA ..............................    27,840     719,899
                                                 -----------
                                                 1,776,316

Retail - 0.79%
   Tele Pizza SA (a) ...............   200,238   1,902,063

Telecommunications - 0.45%
   Telefonica SA ...................    24,023   1,066,600
                                                ------------

    Total Spain ....................             4,744,979

Sweden - 4.03%
Airlines - 0.08%
   SAS Sverige AB ..................    21,491     197,061

Auto Manufacturers - 0.10%
   Volvo AB ........................    10,916     249,899

Banks - 0.26%
   Skandinaviska Enskilda Banken ...    59,297     624,002

Commercial Services - 1.13%
   Securities AB ...................   173,800   2,695,303

Computers - 0.20%
   WM-Data AB ......................    11,219     477,769

                                                    Market
                                      Shares         Value
                                      ------         -----
Common Stocks (continued)

Sweden (continued)
Health Care - 0.02%
   Ortivus AB "B" (a) ..............     5,678   $  41,232

Home Furnishings - 0.94%
   Electrolux AB "B" ...............   131,473   2,257,346

Metals & Mining - 1.04%
   Assa Abloy AB ...................    64,623   2,465,677

Pharmaceuticals - 0.25%
   Astra AB "A" ....................    22,025     448,643
   Pharmacia & Upjohn Inc. .........     2,886     161,264
                                                ------------
                                                   609,907

Telecommunications - 0.01%
   Telefonaktiebolaget LM Ericsson .       891      21,165
                                                ------------

    Total Sweden ...................             9,639,361

Switzerland - 5.41%
Banks - 0.60%
   Julius Baer Holding AG (c) ......        95     315,698
   UBS AG (a) ......................     3,656   1,123,122
                                                ------------
                                                 1,438,820

Commercial Services - 0.18%
   Adecco SA .......................       941     429,502

Insurance - 1.11%
   Baloise Holdings Ltd. ...........       804     834,025
   Schweizeriche
   Lebensversicherungs und
      Rentenanstalt ................       408     302,948
   Zurich Allied AG ................     2,037   1,508,065
                                                ------------
                                                 2,645,038

Leisure Time - 0.18%
   Kuoni Reisen AG .................       111     440,380

Pharmaceuticals - 1.90%
   Novartis ........................     1,138   2,236,733
   Roche Holding AG ................       189   2,305,918
                                                ------------
                                                 4,542,651

Telecommunications - 1.44%
   Swisscom AG (a) .................     8,229   3,444,475
                                                ------------

    Total Switzerland ..............            12,940,866

United Kingdom - 10.31%
Advertising - 0.01%
   WPP Group Plc ...................     3,255      19,739

Banks - 0.98%
   Lloyds TSB Group Plc ............   157,862   2,247,678

Beverages - 0.23%
   Diageo Plc (a) ..................    50,335     558,209


                                                    Market
                                      Shares         Value
                                      ------         -----
Common Stocks  (continued)

United Kingdom (continued)
Commercial Services - 3.08%
   Capita Group Plc ................    24,844   $ 228,669
   Hays Plc ........................   283,963   2,500,422
   Rentokil Initial Plc ............   617,293   4,666,362
                                                ------------
                                                 7,395,453

Computers - 1.64%
   Logica Plc ......................   315,291   2,739,611
   Misys Plc .......................   103,494     759,999
   SEMA Group Plc ..................    43,985     433,346
                                                ------------
                                                 3,932,956

Diversified Financial Services -
0.21%
   Amvescap Plc ....................    65,618     506,934

Electronics - 0.01%
   Electrocomponents Plc ...........     5,269      34,753

Food - 0.79%
   Compass Group Plc ...............   166,226   1,897,280

Holding Companies Diversified -
0.24%
   Tomkins Plc .....................   122,660     582,834

Manufacturing - 0.73%
   Siebe Plc .......................   305,183   1,199,132
   Williams Plc ....................    96,062     549,017
                                                ------------
                                                 1,748,149

Pharmaceuticals - 0.70%
   Glaxo Wellcome Plc ..............    35,300   1,215,179
   SmithKline Beecham Plc ..........    32,489     450,274
                                                ------------
                                                 1,665,453

Software - 0.02%
   JBA Holdings Plc ................    18,513      58,439

Telecommunications - 1.67%
   Colt Telecom Group Plc (a) ......    41,967     634,490
   Energis Plc (a) .................   117,767   2,621,827
   Orange Plc (a) ..................     7,340      84,144
   Vodafone Group Plc ..............    41,333     671,601
                                                ------------
                                                 4,012,062
                                                ------------

    Total United Kingdom ...........            24,659,939

United States - 33.15%
Agriculture - 0.06%
   Delta & Pine Land Co. (c) .......     3,620     133,940

Auto Manufacturers - 0.46%
   DaimlerChrysler AG ..............    11,422   1,097,222

Beverages - 0.09%
   Coca-Cola Femsa SA-ADR (c) ......    16,125     213,656


                                                    Market
                                      Shares         Value
                                      ------         -----
Common Stocks (continued)

United States (continued)
Biotechnology - 0.38%
   Monsanto Co. ....................    19,155   $ 909,863

Chemicals - 0.01%
   Solutia Inc. ....................       925      20,697

Computers - 5.81%
   Cisco Systems Inc. (a) ..........   119,700  11,109,656
   Dell Computer Corp. (a) .........     6,910     505,726
   EMC Corp. .......................     2,520     214,200
   Equant NV (a) (c)................    13,336     904,348
   International Business Machines       1,150     212,463
   Corp. ...........................
   Sun Microsystems Inc. (a) .......    11,310     968,419
                                                ------------
                                                13,914,812

Cosmetics & Personal Care - 1.15%
   Estee Lauder Cos. Inc. (c) ......    32,265   2,758,658

Electronics - 0.59%
   Philips Electronics NV - NYS ....    20,709   1,401,740

Investment Company - 0.06%
   Romania Investment Fund .........       204     148,127

Leisure Time - 0.15%
   Carnival Corp. ..................     7,395     354,960

Manufacturing - 3.20%
   Tyco International Ltd. .........   101,414   7,650,419

Media - 7.22%
   Clear Channel Communications
   Inc. ............................    27,015   1,472,318
   Comcast Corp. ...................    55,650   3,265,959
   Fox Entertainment Group Inc.
   (a) .............................     7,180     180,846
   Grupo Televisa SA-GDR (c) .......    26,415     652,120
   MediaOne Group Inc. (a) .........    12,800     601,600
   Tele-Communications Inc. (a) (c).    98,965   5,474,002
   Time Warner Inc. ................    90,940   5,643,964
                                                ------------
                                                17,290,809

Pharmaceuticals - 4.82%
   America Home Products Corp. .....    12,805     721,082
   Elan Corp. Plc - ADR (a) (c) ....    23,240   1,616,633
   Pfizer Inc. .....................    13,020   1,633,196
   Pharmacia & Upjohn Inc. .........    55,080   3,118,905
   SmithKline Beecham Plc - ADR ....    15,600   1,084,200
   Warner-Lambert Co. ..............    44,749   3,364,565
                                                ------------
                                                11,538,581

Software - 3.68%
   America Online Inc. (c) .........     1,130     163,569
   Intuit Inc. (a) (c) .............    18,710   1,356,475
   Microsoft Corp. (a) .............    52,605   7,295,656
                                                ------------
                                                 8,815,700



                                                    Market
                                      Shares         Value
                                      ------         -----
Common Stocks (continued)

United States (continued)
Telecommunications - 5.47%
   AirTouch Communications Inc. (a).    25,860  $1,865,153
   Alcatel Alsthom SA - ADR (c).....    10,790     263,681
   MCI WorldCom Inc. (a) ...........    51,560   3,699,430
   Nokia Corp. - ADR ...............    36,995   4,455,585
   Qwest Communications
   International
      Inc. (a) .....................     1,695      84,750
   Telecom Argentina SA - ADR (c)...     3,255      89,513
   Telecomunicacoes Braileriras SA-
      ADR (c) ......................    15,500   1,126,656
   Telefonaktiebolaget LM Ericsson      19,552     468,026
   - ADR
   Telefonica de Argentina SA -
   ADR (c)..........................    13,840     386,655
   Telefonica SA-ADR (c)............     4,743     642,084
                                                ------------
                                                13,081,533
                                                ------------

    Total United States ............            79,330,717
                                                ------------

     Total Common Stocks
       (cost $148,602,320) .........           211,276,913
                                                ------------

Preferred Stocks - 1.55%

Brazil - 0.00%
Oil & Gas Producers - 0.00%
   Petroleo Brasileiro SA ..........       500          57

Germany - 1.55%
Auto Manufacturers - 0.54%
   Porsche AG ......................       569   1,297,371

Insurance - 0.56%
   Marschollek Laut und Partner AG .     2,336   1,331,572

Software - 0.45%
   SAP AG (a) ......................     2,278   1,086,923
                                                ------------

    Total Germany ..................             3,715,866
                                                ------------

     Total Preferred Stocks
       (cost $3,545,321) ...........             3,715,923
                                                ------------

Warrants - 0.00%

Germany - 0.00%
Insurance - 0.00%
   Muenchener Rueckversicher .......        65       3,023
                                                ------------

     Total Warrants (cost $0) ......                 3,023
                                                ------------

                                    Principal
                                      Amount
                                      ------
Short Term Investments - 10.16%

Diversified Financial Services -
5.97%
   CIT Group Inc., 5.30%,
   01/04/1999 ......................$10,000,000  9,995,583
   Household Finance Corp., 5.25%,
       01/04/1999 .................. 4,300,000   4,298,119
                                                ------------
                                                14,293,702


                                    Principal       Market
                                      Amount         Value
                                      ------         -----
Short Term Investments (continued)

U.S. Government Agencies - 4.15%
   Federal National Mortgage
   Association
      Discount Note, 5.04%,
   02/19/1999 ......................$10,000,000 $9,931,400

Money Market Fund - 0.04%
   SSgA Money Market Fund, 4.85%,
   (b) .............................    81,703      81,703
                                                ------------

     Total Short Term Investments
       (cost $24,306,805) ..........            24,306,805
                                                ------------


Total Investments - 100%
    (cost $176,454,446) ............          $239,302,664
                                              ==============
--------------------------------------------------------------------------------
(a)  Non-income producing security.
(b) Dividend yield change daily to reflect current market conditions. Rate is the quoted yield as December 31, 1998.
(c)  All or a portion of this security has been loaned.


                     See notes to the financial statements.

                                  JNL/ALLIANCE GROWTH SERIES
                                  ALLIANCE CAPITAL MANAGEMENT L.P.
                                  JAMES G. REILLY
  [ALLIANCE CAPITAL LOGO]         SYED HASNAIN

OBJECTIVE:

JNL/Alliance Growth Series seeks as its investment objective long-term growth of capital by investing primarily in common stocks or securities with common stock characteristics which demonstrate the potential for appreciation.

MONEY MANAGER COMMENTARY:

We are pleased to report that over the period February 28, 1998 to December 31, 1998, the portfolio returned 32.80%. The S&P 500 rose 18.61% and the Russell 1000 rose 25.3% over the same period. The Series' outperformance versus the indices was driven by strong stock selection within our investment process and, especially in the third quarter, our decision to increase holdings in a few stocks that had been over-sold despite intact fundamentals.

Strong performing sectors for the year were technology and retailing where the portfolio is overweight versus the S&P 500. Key technology holdings include Cisco Systems +152% for the year, Dell +255%, Nokia +254%, and Microsoft +117%. Discount retailers produced excellent same store sales and therefore Home Depot +109%, Dayton Hudson +56%, Kohl's +76% and Wal-Mart +108% all performed well. Pharmaceutical stocks were also exceptional performers, showing strong revenue growth and promising new drug pipelines. Significant positions included Bristol Myers Squibb, which was up 41% for the year, Pfizer +67%, Schering Plough +81%, and Warner Lambert +77%. The overweight position in financial stocks hurt performance. Several of these holdings have outperformed the market including American International Group, Federal Home Loan Mortgage Corporation and MBNA Corporation and continue to be substantial holdings in the portfolio. However, we have reduced positions in certain money center banks and brokers as we are less confident in their ability to generate consistent earnings growth.

Our investment approach is to hold fairly concentrated positions in our top twenty-five holdings. We research these companies thoroughly and then trade around a core position taking advantage of market and individual stock volatility. Stock selection accounts for two-thirds of the outperformance, intra-period trading around core positions accounts for one-third of the outperformance.

The portfolio remains weighted toward industry dominant companies in rapidly growing sectors of the economy. The lack of pricing power for many corporations forces a renewed focus on volume growth and expense control. The technology, retailing, and pharmaceutical stocks within the portfolio have demonstrated an ability to grow earnings in excess of the market as a whole despite minimal pricing power. The financial stocks remaining in the portfolio have also demonstrated consistent earnings power and will likely help dampen the volatility of the portfolio.

We believe that 1999 will be another year of moderate growth for the U.S. and Europe with subdued inflation. Thus, 1999 may be similar to 1998 in many respects. Interest rates should remain low under a vigilant Federal Reserve and European Central Bank. The Southeast Asian crisis appears to be bottoming with painful progress in Korea and Thailand. China's ability to avoid currency devaluation in 1998 is evidence of some strength in its economy. Japan's restructuring of its banking system also appears to be moving forward. Although the potential for a mid-year correction in the stock market related to Year 2000 computer problems is a possibility, we believe any correction will be short lived. We remain concerned about Russian instability and Brazil's financial crisis but would expect the world community to provide sufficient assistance to avoid a dramatic spillover impact elsewhere. With low interest rates around 5% as modest competition for capital and with the aging populations in developed nations increasing savings, U.S. equities should benefit from continued domestic and international fund flows. Under this environment, large company growth stocks should likely outperform again.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
JNL/ALLIANCE GROWTH SERIES AND THE S&P 500 INDEX

[GRAPHIC]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

03/02/98                   $10,000.00       $10,050.00
03/31/98                   $10,410.00       $10,550.84
04/30/98                   $10,680.00       $10,646.86
05/31/98                   $10,540.00       $10,446.70
06/30/98                   $11,280.00       $10,858.30
07/31/98                   $11,530.00       $10,742.97
08/31/98                    $9,360.00        $9,191.22
09/30/98                   $10,060.00        $9,780.05
10/31/98                   $11,050.00       $10,574.83
11/30/98                   $11,770.00       $11,215.52
12/31/98                   $13,280.00       $11,861.40

TOTAL RETURN
FOR THE PERIOD
FROM MARCH 2, 1998* TO
DECEMBER 31, 1998 ... 32.80%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST.

PERFORMANCE NUMBERS ARE NET OF ALL SERIES OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

-------------
* Commencement of operations.

JNL Series Trust
JNL/Alliance Growth Series

Statement of Assets and Liabilities
December 31, 1998

Assets
Investments in securities, at cost .......$     3,824,281
                                          ================

Investments in securities, at value ......$     4,643,035
Dividends and interest receivable .........         1,809
                                          ----------------
Total assets ..............................     4,644,844
                                          ----------------

Liabilities
Payables:
   Investment advisory fees ...............         2,732
   Fund shares redeemed ...................            80
   Investment securities purchased ........        56,901
Other liabilities .........................        11,926
                                          ----------------
Total liabilities .........................        71,639
                                          ================
Net assets ...............................$     4,573,205
                                          ================

Net assets consist of:
Paid-in capital ..........................$     3,787,736
Undistributed net investment income .......             -
Accumulated net realized loss
   on investments .........................       (33,285)
Net unrealized appreciation on
investments ...............................       818,754
                                          ================
Net assets................................$     4,573,205
                                          ================

Total shares outstanding (no par
value),
   unlimited shares authorized ............       344,467
                                          ================

Net asset value, offering and
redemption redemption
   price per share .......................$         13.28
                                          ================


Statement of Operations
For the Period Ended December 31, 1998*

Investment income
   Dividends ..............................$       18,417
   Interest ...............................         2,504
   Foreign tax withholding ................          (193)
                                           ---------------
Total investment income ...................        20,728
                                           ---------------

Expenses
   Investment advisory fees ...............        19,016
   Custodian fees .........................        13,955
   Portfolio accounting fees ..............        13,984
   Professional fees ......................         4,363
   Other ..................................           807
                                           ---------------
Total operating expenses ..................        52,125
Less:
   Reimbursement from Adviser .............       (29,429)
                                           ---------------
Net expenses ..............................        22,696
                                           ---------------
Net investment loss .......................        (1,968)
                                           ---------------

Realized and unrealized gains (losses)
Net realized loss on investments ..........       (31,317)
Net change in unrealized appreciation on
   investments ............................       818,754
                                           ---------------
Net realized and unrealized gains .........       787,437
                                           ---------------

Net increase in net assets
   from operations ........................$      785,469
                                           ===============

----------------------------------------------------------
* For period beginning March 2, 1998 (commencement of operations).


                     See notes to the financial statements.

JNL Series Trust
JNL/Alliance Growth Series

Statement of Changes in Net Assets



                                               Period from
                                                March 2,
                                                1998* to
                                              December 31,
                                                  1998
                                             ----------------

Operations:
  Net investment loss .......................  $   (1,968)
  Net realized loss on investments ..........     (31,317)
  Net change in unrealized appreciation on
     investments ............................     818,754
                                             ----------------
Net increase in net assets from
operations .................................      785,469
                                             ----------------

Distributions to shareholders:
  From net investment income................            -
  From net realized gains on investment
     transactions ..........................            -
                                             ----------------
Total distributions to shareholders ........            -
                                             ----------------

Share transactions:
  Proceeds from the sale of shares .........    5,288,197
  Reinvestment of distributions ............            -
  Cost of shares redeemed ..................   (1,500,461)
                                             ----------------
Net increase in net assets from
   share transactions ......................    3,787,736
                                             ----------------

Net increase in net assets .................    4,573,205

Net assets beginning of period .............            -
                                             ----------------

Net assets end of period ...................   $4,573,205
                                             ================

Undistributed net investment income ........   $        -
                                             ================


Financial Highlights

                                               Period from
                                                 March 2,
                                                 1998* to
                                               December 31,
                                                   1998
                                             -----------------
Selected Per Share Data

Net asset value, beginning of period .......       $10.00
                                             -----------------
Income from operations:
  Net investment loss ......................        (0.01)
  Net realized and unrealized gains on
     investments ...........................         3.29
                                             -----------------
Total income from operations ...............         3.28
                                             -----------------

Less distributions:
  From net investment income ...............            -
  From net realized gains on
     investment transactions ...............            -
                                             -----------------
Total distributions ........................            -
                                             -----------------
Net increase ...............................         3.28
                                             -----------------

Net asset value, end of period .............       $13.28
                                             =================

Total Return (a) ...........................        32.80%

Ratios and Supplemental Data:
  Net assets, end of period (in
  thousands) ...............................       $4,573
  Ratio of net operating expenses to
  average
     net assets (b) (c) ....................        0.925%
  Ratio of net investment loss to average
     net assets (b) (c) ....................        (0.08)%
  Portfolio turnover .......................       136.69%


Ratio information assuming no
   expense reimbursement:
  Ratio of net operating expenses to
  average net assets (b) ...................         2.13%
  Ratio of net investment loss to average
     net assets (b) ........................        (1.28)%

--------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for the period ended December 31, 1998.
(b)  Annualized for the period ended December 31, 1998.
(c)  Computed after giving effect to the Advisor's expense reimbursement.


                     See notes to the financial statements.

                           JNL/ALLIANCE GROWTH SERIES

                             SCHEDULE OF INVESTMENTS
                                December 31, 1998

                                                    Market
                                        Shares       Value
                                        ------       -----
Common Stocks -- 98.56%

Aerospace & Defense -- 1.52%
   United Technologies Corp. .......       650   $  70,687

Airlines -- 2.14%
   Delta Air Lines Inc. ............       400      20,800
   Northwest Airlines Corp.(a) .....     1,200      30,675
   UAL Corp.(a) ....................       800      47,750
                                                 ---------
                                                    99,225

Banks -- 3.10%
   BankAmerica Corp. ...............     1,150      69,144
   Fifth Third Bancorp .............       300      21,394
   U.S. Bancorp ....................     1,500      53,250
                                                 ---------
                                                   143,788

Computers -- 14.49%
   Cisco Systems Inc.(a) ...........     2,300     213,469
   Dell Computer Corp.(a) ..........     3,600     263,475
   EMC Corp. .......................     1,800     153,000
   Sun Microsystems Inc.(a) ........       500      42,812
                                                 ---------
                                                   672,756

Cosmetics & Personal Care -- 0.80%
   Colgate-Palmolive Co. ...........       400      37,150

Diversified Financial Services --
8.84%
   Associates First Capital Corp. ..     2,300      97,462
   Citigroup Inc. ..................       325      16,087
   Federal Home Loan Mortgage Corp.      1,100      70,881
   Federal National Mortgage
   Association......................       700      51,800
   MBNA Corp. ......................     5,000     124,688
   Morgan Stanley Dean Witter & Co.        700      49,700
                                                 ---------
                                                   410,618

Electronics -- 0.78%
   AMP Inc. ........................       700      36,444

Food -- 1.04%
   Kroger Co. ......................       800      48,400

Insurance -- 1.86%
   American International Group
   Inc. ............................       200      19,325
   Progressive Corp. ...............       300      50,813
   SunAmerica Inc. .................       200      16,225
                                                 ---------
                                                    86,363

Manufacturing -- 5.70%
   General Electric Co. ............       300      30,619
   Tyco International Ltd. .........     3,100     233,856
                                                 ---------
                                                   264,475

Media -- 2.09%
   Liberty Media Group (a) .........     1,750      80,609
   TCI Group (a) ...................       300      16,594
                                                 ---------
                                                    97,203

                                                    Market
                                        Shares       Value
                                        ------       -----
Common Stocks (continued)

Pharmaceuticals -- 12.94%
   Bristol-Myers Squibb Co. ........     1,300   $ 173,956
   Merck & Co. Inc. ................       300      44,306
   Pfizer Inc. .....................     1,500     188,156
   Schering-Plough Corp. ...........     2,700     149,175
   Warner-Lambert Co. ..............       600      45,113
                                                 ---------
                                                   600,706

Retail -- 14.75%
   Dayton Hudson Corp. .............     2,250     122,063
   Home Depot Inc. .................     4,330     264,942
   Kohl's Corp. (a) ................     1,200      73,725
   Lowe's Cos. Inc. ................       900      46,069
   Rite Aid Corp. ..................       800      39,650
   Wal-Mart Stores Inc. ............     1,700     138,444
                                                 ---------
                                                   684,893

Savings & Loans -- 1.65%
   Washington Mutual Inc. ..........     2,000      76,375

Semiconductors -- 3.06%
   Intel Corp. .....................     1,200     142,275

Software -- 5.93%
   America Online Inc. .............       100      14,475
   HBO & Co. .......................     2,900      83,194
   IMS Health Inc. .................       700      52,806
   Microsoft Corp.(a) ..............       900     124,819
                                                 ---------
                                                   275,294

Telecommunications -- 15.91%
   AirTouch Communications Inc. (a)      3,300     238,012
   Lucent Technologies Inc. ........       900      99,000
   MCI WorldCom Inc.(a) ............     1,400     100,450
   Nokia Corp. - ADR ...............     2,500     301,094
                                                 ---------
                                                   738,556

Tobacco -- 1.96%
   Philip Morris Cos. Inc. .........     1,700      90,950
                                                 ---------

     Total Common Stocks
      (cost $3,757,404) ............             4,576,158
                                                 ---------

Short Term Investments -- 1.44%

Money Market Fund -- 1.44%
   SSgA Money Market Fund, 4.85%
   (b) .............................    66,877      66,877
                                                 ---------

     Total Short Term Investments
       (cost $66,877) ..............                66,877
                                                 ---------

Total Investments -- 100%
   (cost $3,824,281) ...............            $4,643,035
                                                ==========

--------------------------------------------------------------------------------
(a)  Non-income producing security.
(b) Dividend yields change daily to reflect current market conditions. Rate is the quoted yield as of December 31, 1998.

                     See notes to the financial statements.

                                  JNL/ALGER GROWTH SERIES
                                  FRED ALGER MANAGEMENT, INC.
[FRED ALGER MANAGEMENT LOGO]      DAVID D. ALGER

OBJECTIVE:

JNL/Alger Growth Series seeks as its investment objective long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, primarily of companies with total market capitalization of $1 billion or greater.

MONEY MANAGER COMMENTARY:

1998 proved a turbulent and challenging year for investors in the U.S. stock market. During the first half of the year, stocks that had been undeservedly oversold in the wake of the Asian crisis rebounded nicely. Inflation remained subdued and the Federal Reserve left interest rates unchanged. The post-Asian crisis earnings season came and went with some predictable casualties, but most companies got through it unscathed. Moreover, after a year where value stocks significantly outperformed growth stocks, investors returned to the more aggressive discipline. By mid-July, most major market indices were trading at record levels.

Amid incidents of international economic instability and domestic political controversy, the market sold off dramatically in August. Specifically, the Russian economy collapsed and the state of Japan's banking system worsened. Economic activity was slowed by a credit crunch, as spreads between corporate and treasury bonds widened. As measured by the S&P 500 Index, the historically placid month of August proved to be the worst month since October of 1987. The markets recovered during September in anticipation of relief from the Federal Reserve, yet sold off sharply toward the end of the month following what was perceived to be a disappointing reduction of the Federal Funds Rate by 25 basis points.

As October progressed, stocks gained a boost from a rare intra-meeting rate reduction by the Fed. The technology sector stabilized as Intel, Microsoft and Apple all reported better than expected quarterly earnings. A rally prompted by additional relief from the Fed in November highlighted a strong fourth quarter, which anchored another lucrative, albeit challenging, year for the U.S. stock market.

For the year ended December 31, 1998, the Series' total return was 45.66% as compared to 28.58% for the S&P 500. During this volatile period, investors favored larger, more predictable stocks. In particular, the Series' heavy exposure to healthcare, retailing and technology stocks enabled it to post strong returns.

In conclusion, 1999 should be a wonderful year for the American economy and American investors. While we believe there are going to be problems around the world, overall we expect the stock market to continue to chug along. Moreover, while corporate profit growths should be subdued this year, growth in America's more dynamic sectors should once again be spectacular, and we expect that high-quality growth companies, which have the ability to generate high levels of earnings, will once again be rewarded by investors.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
JNL/ALGER GROWTH SERIES AND THE S&P 500 INDEX

[GRAPHIC]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

10/16 1995                         $10,000          $10,000
12/31/1995                          $9,840          $10,617
3/31                               $10,380          $11,187
6/30                               $10,430          $11,687
9/30                               $10,760          $12,048
12/31/1996                         $11,160          $13,051
3/31                               $11,140          $13,401
6/30                               $13,030          $15,737
9/30                               $14,560          $16,916
12/31/1997                         $14,083          $17,402
3/31                               $16,160          $19,902
6/30                               $17,625          $20,482
9/30                               $16,327          $18,448
12/31/1998                         $20,515          $22,374

AVERAGE ANNUAL
TOTAL RETURN

1 year.................. 45.66%

Since inception * ...... 25.06%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST.

PERFORMANCE NUMBERS ARE NET OF ALL SERIES OPERATING EXPENSES BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

------------
* Inception date October 16, 1995.

JNL Series Trust
JNL/Alger Growth Series


Statement of Assets and Liabilities
December 31, 1998

Assets
Investments in securities, at cost .......$    120,666,132
                                          ================

Investments in securities, at value ......$    163,350,327
Receivables:
   Dividends and interest .................         38,799
   Fund shares sold .......................        101,750
   Investment securities sold .............      5,027,630
Collateral for securities loaned ..........     16,453,167
                                          ----------------
Total assets ..............................    184,971,673
                                          ----------------

Liabilities
Payables:
   Investment advisory fees ...............        126,846
   Fund shares redeemed ...................         72,912
   Investment securities purchased ........      3,342,573
Return of collateral for securities
loaned ....................................    16,453,167
Other liabilities .........................         27,876
                                          ----------------
Total liabilities .........................     20,023,374
                                          ----------------
Net assets ...............................$    164,948,299
                                          ================

Net assets consist of:
Paid-in capital ..........................$    112,256,917
Undistributed net investment income .......             -
Accumulated net realized gain
   on investments .........................     10,007,187
Net unrealized appreciation on
investments ...............................    42,684,195
                                          ================
Net assets ...............................$    164,948,299
                                          ================

Total shares outstanding (no par
value),
   unlimited shares authorized ............      8,705,934
                                          ================

Net asset value, offering and
redemption
   price per share .......................$          18.95
                                          ================


Statement of Operations
For the Year Ended December 31, 1998

Investment income
   Dividends ..............................$       689,434
   Interest ...............................        549,412
   Foreign tax withholding ................         (3,015)
                                           ---------------
Total investment income ...................      1,235,831
                                           ---------------

Expenses
   Investment advisory fees ...............      1,159,596
   Custodian fees .........................         22,192
   Portfolio accounting fees ..............         24,591
   Professional fees ......................         31,456
   Other ..................................         25,816
                                           ---------------
Total operating expenses ..................      1,263,651
Less:
   Reimbursement from Adviser .............              -
                                           ---------------
Net expenses ..............................      1,263,651
                                           ---------------
Net investment loss .......................        (27,820)
                                           ---------------

Realized and unrealized gains
Net realized gain on investments...........     15,637,621
Net change in unrealized appreciation
   on investments .........................     30,926,299
                                           ---------------
Net realized and unrealized gains .........     46,563,920
                                           ---------------

Net increase in net assets
   from operations ........................$    46,536,100
                                           ===============

                     See notes to the financial statements.

JNL Series Trust
JNL/Alger Growth Series

Statements of Changes in Net Assets


                                                                                                Year ended December 31,
                                                                                            ----------------------------------
                                                                                                 1998              1997
                                                                                            ----------------  ----------------

Operations:
  Net investment loss ....................................................................  $       (27,820)  $       (44,675)
  Net realized gain on investments .......................................................       15,637,621         5,005,844
  Net change in unrealized appreciation on investments ...................................       30,926,299         8,093,212
                                                                                            ----------------  ----------------
Net increase in net assets from operations ...............................................       46,536,100        13,054,381
                                                                                            ----------------  ----------------

Distributions to shareholders:
  From net investment income .............................................................                -                 -
  From net realized gains on investment transactions .....................................       (6,697,670)       (3,165,534)
                                                                                            ----------------  ----------------

Total distributions to shareholders ......................................................       (6,697,670)       (3,165,534)
                                                                                            ----------------  ----------------

Share transactions:
  Proceeds from the sale of shares .......................................................       71,371,106        45,948,085
  Reinvestment of distributions ..........................................................                          3,096,106
                                                                                                  6,697,670
  Cost of shares redeemed ................................................................      (38,835,754)      (11,308,282)
                                                                                            ----------------  ----------------
Net increase in net assets from share transactions .......................................       39,233,022        37,735,909
                                                                                            ----------------  ----------------

Net increase in net assets ...............................................................       79,071,452        47,624,756

Net assets beginning of period ...........................................................       85,876,847        38,252,091
                                                                                            ----------------  ----------------

Net assets end of period .................................................................  $   164,948,299   $    85,876,847
                                                                                            ================  ================

Undistributed net investment income ......................................................  $             -   $             -
                                                                                            ================  ================

                     See notes to the financial statements.

JNL Series Trust
JNL/Alger Growth Series

Financial Highlights


                                                                                                        Period from     Period from
                                                                                                         April 1,       October 16,
                                                                          Year ended December 31,         1996 to        1995* to
                                                                       ------------------------------  December 31,      March 31,
                                                                           1998            1997             1996            1996
                                                                       --------------  --------------  --------------  ------------
Selected Per Share Data

Net asset value, beginning of period ................................  $     13.56     $   11.16       $   10.38       $   10.00
                                                                       --------------  --------------  --------------  ------------
Income from operations:
  Net investment loss ...............................................           -           (0.01)              -               -
  Net realized and unrealized gains on investments ..................          6.20          2.93            0.78            0.38
                                                                       --------------  --------------  --------------  ------------
Total income from operations ........................................          6.20          2.92            0.78            0.38
                                                                       --------------  --------------  --------------  ------------

Less distributions:
  From net investment income ........................................           -               -               -               -
  From net realized gains on investment transactions ................         (0.81)        (0.52)              -               -
                                                                       --------------  --------------  --------------  ------------
Total distributions .................................................         (0.81)        (0.52)              -               -
                                                                       --------------  --------------  --------------  ------------
Net increase ........................................................          5.39          2.40            0.78            0.38
                                                                       --------------  --------------  --------------  ------------

Net asset value, end of period ......................................  $      18.95    $    13.56      $    11.16      $    10.38
                                                                       ==============  ==============  ==============  ============

Total Return (a) ....................................................         45.66%        26.20%           7.51%           3.80%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ..........................  $    164,948       85,877           38,252            8,649
  Ratio of net operating expenses to average net assets (b) (c) .....          1.06%        1.10%            1.07%            1.03%

  Ratio of net investment loss to average net assets (b) (c) ........         (0.02)%       (0.07)%         (0.02)%          (0.17)%
  Portfolio turnover ................................................        121.39%       125.44%          59.92%           50.85%


Ratio information assuming no expense reimbursement or
   fees paid indirectly:
  Ratio of net operating expenses to average net assets (b) .........          1.06%         1.10%           1.19%           1.89%
  Ratio of net investment loss to average net assets (b) ............         (0.02)%       (0.07)%         (0.14)%         (1.03)%

------------------------------------------------------------------------------------------------------------------------------------

*      Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for the periods ended December 31, 1996 and March 31, 1996.
(b)  Annualized for the periods ended December 31, 1996 and March 31, 1996.
(c) Computed after giving effect to the Adviser's expense reimbursement and fees paid indirectly.


                     See notes to the financial statements.

                             JNL/ALGER GROWTH SERIES

                             SCHEDULE OF INVESTMENTS
                                December 31, 1998

                                                    Market
                                        Shares       Value
                                        ------       -----
Common Stocks - 88.45%

Airlines - 0.73%
   US Airways Group Inc. (a) .......    23,000  $1,196,000

Banks - 4.00%
   Bank of New York Co. Inc. .......    20,500     825,125
   BankAmerica Corp.................    39,000   2,344,875

   First Union Corp. ...............    27,100   1,648,019
   Firstar Corp. ...................    10,488     978,006
   State Street Corp. ..............    10,700     744,319
                                                ----------
                                                 6,540,344

Biotechnology - 0.53%
   Biogen Inc. (a) .................    10,400     863,200

Commercial Services - 1.03%
   McKesson HBOC Inc. (c) ..........    21,200   1,676,125

Computers - 10.99%
   Ascend Communications Inc. (a)
   (c) .............................    39,800   2,616,850
   Cisco Systems Inc. (a) ..........    24,875   2,308,711
   Compaq Computer Corp. ...........    39,600   1,660,725
   Dell Computer Corp. (a) .........    47,600   3,483,725
   EMC Corp. .......................    36,000   3,060,000
   International Business Machines
   Corp. ...........................    26,100   4,821,975
                                                ----------
                                                17,951,986

Diversified Financial Services -
8.39%
   Citigroup Inc. ..................    82,500   4,083,750
   Federal Home Loan Mortgage Corp.     47,400   3,054,338
   Household International Inc. ....    82,500   3,269,062
   Morgan Stanley Dean Witter & Co.     46,500   3,301,500
                                                ----------
                                                13,708,650

Environmental Control - 3.15%
   Waste Management Inc. ...........   110,500   5,152,062

Food - 4.45%
   Kroger Co. ......................    66,900   4,047,450
   Safeway Inc. (a) ................    53,000   3,229,687
                                                ----------
                                                 7,277,137

Health Care - 1.95%
   Medtronic Inc. ..................    42,800   3,177,900

Insurance - 2.71%
   American International Group
   Inc. ............................    37,350   3,608,944
   SunAmerica Inc. .................    10,100     819,362
                                                ----------
                                                 4,428,306

Leisure Time - 1.18%
   Carnival Corp. ..................    40,000   1,920,000

Manufacturing - 3.80%
   Corning Inc. ....................    18,600     837,000
   Tyco International Ltd. .........    71,140   5,366,624
                                                ----------
                                                 6,203,624


                                                    Market
                                        Shares       Value
                                        ------       -----
Common Stocks (continued)

Media - 2.56%
   Comcast Corp. ...................    56,800  $3,333,450
   Cox Communications Inc. (a) (c) .    12,200     843,325
                                                ----------
                                                 4,176,775

Pharmaceuticals - 15.09%
   Bristol-Myers Squibb Co. ........    11,800   1,578,987
   Cardinal Health Inc. (c) ........    36,150   2,742,881
   Elan Corp. Plc - ADR (a) (c) ....     9,500     660,844
   Eli Lilly & Co. .................    31,900   2,835,113
   Merck & Co. Inc. ................    25,500   3,766,031
   Pfizer Inc. .....................    36,500   4,578,469
   Schering-Plough Corp. ...........    39,000   2,154,750
   SmithKline Beecham Plc - ADR ....    31,800   2,210,100
   Warner-Lambert Co. ..............    54,900   4,127,794
                                                ----------
                                                24,654,969

Retail - 10.82%
   Costco Cos. Inc. ................    24,000   1,732,500
   CVS Corp. .......................    42,400   2,332,000
   Fred Meyer Inc. (a) .............    13,200     795,300
   Home Depot Inc. (c) .............    88,500   5,415,094
   Office Depot Inc. (a) ...........    21,400     790,463
   Staples Inc. (a) ................    59,800   2,612,512
   Wal-Mart Stores Inc. ............    49,000   3,990,438
                                                ----------
                                                17,668,307

Semiconductors - 3.75%
   Intel Corp. .....................    38,600   4,576,513
   Texas Instruments Inc. ..........    18,200   1,557,237
                                                ----------
                                                 6,133,750

Softwares - 7.50%
   America Online Inc. (c) .........    26,800   3,879,300
   Compuware Corp. (a) .............    22,400   1,750,000
   IMS Health Inc. (c) .............    26,000   1,961,375
   Microsoft Corp. (a) .............    33,600   4,659,900
                                                ----------
                                                12,250,575

Telecommunications - 4.16%
   MCI WorldCom Inc. (a) ...........    66,400   4,764,200
   Telefonaktiebolaget LM Ericsson -
      ADR ..........................    85,200   2,039,475
                                                ----------
                                                 6,803,675

Transportation - 1.66%
   Kansas City Southern Industries
   Inc. ............................    55,000   2,705,312
                                                ----------

     Total Common Stocks
       (cost $101,804,502) .........           144,488,697
                                               -----------

                     See notes to the financial statements.

                             JNL/ALGER GROWTH SERIES

                                       Principal    Market
                                        Amount       Value
                                        ------       -----
Short Term Investments - 11.55%

Banks - 2.26%
   Bayerische Vereinsbank AG,
   5.80%, 01/05/1999 ...............$1,200,000  $1,199,227
   Halifax Plc, 5.70%, 01/06/1999 .. 2,500,000   2,498,021
                                                ----------
                                                 3,697,248

Commercial Services - 1.53%
   Hertz Corp., 5.70%, 01/07/1999 .. 2,500,000   2,497,625

Diversified Financial Services -
3.43%
   Montauk Fund Corp., 5.70%,
      01/06/1999 ................... 1,600,000   1,598,733
   Twin Towers Inc., 4.95%,          2,000,000   1,996,700
   01/13/1999 ......................
   Wood Street Funding Corp.,
   5.05%,                            2,000,000   1,998,317
      01/07/1999 ...................
                                                ----------
                                                 5,593,750

Holding Companies - Diversified -
1.22%
   Republic Industries Funding
   Corp.,
      5.75%, 01/11/1999 ............ 2,000,000   1,996,805

                                    Principal       Market
                                      Amount         Value
                                      ------         -----
Short Term Investments (continued)

Money Market Fund - 0.36%
   SSgA Money Market Fund, 4.85%
   (b) .............................$  581,843  $  581,843

Oil & Gas Producers - 1.53%
   New Jersey Natural Gas Co.,
   5.67%,
      01/05/1999 ................... 2,500,000   2,498,425

Telecommunications - 1.22%
   Ameritech Corp., 5.63%,
   01/14/1999 ...................... 2,000,000   1,995,934
                                                ----------

     Total Short Term Investments
       (cost $18,861,630) ..........            18,861,630
                                                ----------

Total Investments  -- 100%
   (cost $120,666,132) .............          $163,350,327
                                              ============

--------------------------------------------------------------------------------
(a)  Non-income producing security.
(b) Dividend yields change daily to reflect current market conditions. Rate is the quoted yield as of December 31, 1998.
(c)  All or a portion of this security has been loaned.

                     See notes to the financial statements.

                                  JNL/EAGLE CORE EQUITY SERIES
                                  EAGLE ASSET MANAGEMENT, INC.
[EAGLE ASSET MANAGEMENT LOGO]     TEAM MANAGEMENT

OBJECTIVE:

JNL/Eagle Core Equity Series seeks as its investment objective long-term capital appreciation and, secondarily, current income by investing primarily in a diversified portfolio of common stocks which is believed to offer above-average potential for long-term growth. To achieve this, the sub-adviser uses three different investment strategies each with its own independently managed portfolio. The Series' assets are allocated 40 percent to the "Growth
Portfolio", 40 percent to the "Value Portfolio" and 20 percent to the "Income Portfolio". The Growth Portfolio emphasizes securities of blue chip companies with growing earnings that are industry leaders and have market capitalizations in excess of $5 billion. The Value Portfolio emphasizes securities of companies with market capitalizations in excess of $1 billion and that are financially sound but whose stock trades at a discount to its estimated intrinsic value. The Income Portfolio emphasizes securities of companies with market capitalizations in excess of $1 billion that provide a stable or rising income stream.

MONEY MANAGER COMMENTARY:

During the global market turmoil stemming from Asia that prevailed for much of 1998, U.S. equity markets continued to be driven by investor preference for liquidity, size, quality, and earnings growth at any price. Consequently, the larger indices offer a misleading indication of overall market performance. For example, though the S&P 500, which was heavily influenced by expensive technology and drug issues, was up 28.58% for the year, the median stock in the index was up only 3.5%. The continued bull market in the second half of the year was sparked in part by the Federal Reserve's three interest rate cuts totaling 0.75%. The additional monetary liquidity, with the money supply posting an increase of 15.3% year-over-year, contributed to the continued market surge in the face of sustained pressure on corporate earnings.

For 1998, the Series  increased 16.54% compared to a 28.58% increase for the S&P
500. On an individual basis, the Growth Portfolio gained 37.36%, the Value Portfolio gained 1.25% and the Income Portfolio gained 8.78%. The flight to quality caused by the global financial market turmoil, made it a particularly difficult year for value and equity income investing, but the combination of the three Portfolios helped to moderate much of the market volatility experienced throughout the year.

The Growth Portfolio was positively impacted by overweightings in technology, pharmaceuticals and medical devices and financial services. During 1998, the technology sector benefited from the ongoing need for domestic and foreign companies to invest in technology in order to remain competitive in the global market place. Pharmaceutical and medical device companies benefited from increasing prescription volumes, new products and aging demographics. U.S. financial institutions benefited from a healthy domestic economy and are beginning to capitalize on strategic investment opportunities in other parts of the world that have emerged as a result of the recent financial turmoil in those regions.

The Value Portfolio was cautiously positioned for much of the year. The stocks in this Portfolio tended to be larger, less cyclical, quality, domestic companies. The Portfolio's retail, telephone and financial service holdings were generally positive performers, whereas the energy and tobacco holdings negatively impacted performance.

The Income Portfolio also tended to be defensively positioned for much of the year. Positive contributions in 1998 came from the healthcare, financial services and pharmaceutical sectors, and, as one would expect in a rising market, REITS and electric utilities tended to lag the overall market thereby negatively impacting performance.

The U.S. economy is doing reasonably well heading into 1999 although there is evidence of a modest slowdown as we cannot remain immune forever to the global economic turmoil. A moderating economy and benign inflation environment typically lead to declining interest rates. We believe this environment is likely to benefit all categories of U.S. equities. There is, however, likely to be significant volatility until investors can better assess the impact of the Asian and Latin American problems on U.S. corporate earnings.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
JNL/EAGLE CORE EQUITY SERIES AND THE S&P 500 INDEX

[GRAPHIC]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

9/16/1996                       $10,000          $10,000
12/31/1996                      $10,647          $10,892
3/31                            $10,807          $11,184
6/30                            $12,642          $13,134
9/30                            $13,694          $14,118
12/31/1997                      $14,091          $14,523
3/31                            $15,628          $16,610
6/30                            $15,577          $17,094
9/30                            $13,865          $15,396
12/31/1998                      $16,422          $18,673

AVERAGE ANNUAL
TOTAL RETURN

1 year.................. 16.54%
Since inception * ...... 24.15%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST.

PERFORMANCE NUMBERS ARE NET OF ALL SERIES OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

------------
* Inception date September 16, 1996.

JNL Series Trust
JNL/Eagle Core Equity Series

Statement of Assets and Liabilities
December 31, 1998

Assets
Investments in securities, at cost .......$     31,321,868
                                          ================

Investments in securities, at value ......$     37,300,025
Receivables:
   Dividends and interest .................        52,647
   Fund shares sold .......................        77,874
   Investment securities sold .............        14,400
Collateral for securities loaned ..........     8,060,604
                                          ----------------
Total assets ..............................    45,505,550
                                          ----------------

Liabilities
Payables:
   Investment advisory fees ...............        26,900
   Fund shares redeemed ...................        68,270
   Investment securities purchased ........       153,522
Call options written, at value
   (Premiums received $10,456) ............         7,013
Return of collateral for securities
loaned ....................................     8,060,604
Other liabilities .........................        20,559
                                          ----------------
Total liabilities .........................     8,336,868
                                          ================
Net assets ...............................$     37,168,682
                                          ================

Net assets consist of:
Paid-in capital ..........................$     32,050,642
Undistributed net investment income .......        20,858
Accumulated net realized loss
   on investments .........................      (884,418)
Net unrealized appreciation on:
   Investments ............................     5,978,157
   Foreign currency related items .........             -
   Options written ........................         3,443
                                          ----------------
Net assets ...............................$     37,168,682
                                          ================

Total shares outstanding (no par
   value), unlimited shares authorized ...       2,336,646
                                          ================

Net asset value, offering and
   redemption price per share.............$          15.91
                                          ================

Statement of Operations
For the Year Ended December 31, 1998

Investment income
   Dividends ..............................$       384,552
   Interest ...............................         97,319
   Foreign tax withholding ................         (4,270)
                                           ---------------
Total investment income ...................        477,601
                                           ---------------

Expenses
   Investment advisory fees ...............        202,790
   Custodian fees .........................         22,403
   Portfolio accounting fees ..............         24,568
   Professional fees ......................          8,642
   Other ..................................          5,876
                                           ---------------
Total operating expenses ..................        264,279
Less:
   Reimbursement from Adviser .............        (27,691)
                                           ---------------
Net expenses ..............................        236,588
                                           ---------------
Net investment income .....................        241,013
                                           ---------------

Realized and unrealized gains (losses) Net realized loss on:
   Investments ............................       (870,107)
   Options written ........................         (7,111)
Net change in unrealized appreciation
(depreciation) on:
   Investments ............................      4,476,032
   Foreign currency related items .........             (2)
   Options written ........................          2,986
                                           ---------------
Net realized and unrealized gains .........      3,601,798
                                           ---------------

Net increase in net assets
   from operations ........................$     3,842,811
                                           ===============


                     See notes to the financial statements.

JNL Series Trust
JNL/Eagle Core Equity Series

Statements of Changes in Net Assets


                                                                                            Year ended December 31,
                                                                                        ----------------------------------
                                                                                             1998              1997
                                                                                        ----------------  ----------------

Operations:
  Net investment income ..............................................................  $       241,013     $      67,995
  Net realized gain (loss) on:
     Investments .....................................................................         (870,107)          233,207
     Options written .................................................................           (7,111)                -
  Net change in unrealized appreciation (depreciation) on:
     Investments .....................................................................        4,476,032         1,423,310
     Foreign currency related items ..................................................               (2)                2
     Options written .................................................................            2,986                 -
                                                                                        ----------------  ----------------
Net increase in net assets from operations ...........................................        3,842,811         1,724,514
                                                                                        ----------------  ----------------

Distributions to shareholders:
  From net investment income .........................................................         (220,267)          (67,862)
  From net realized gains on investment transactions .................................          (43,918)         (190,309)
                                                                                        ----------------  ----------------
Total distributions to shareholders ..................................................         (264,185)         (258,171)
                                                                                        ----------------  ----------------

Share transactions:
  Proceeds from the sale of shares ...................................................       28,178,113         8,561,855
  Reinvestment of distributions ......................................................          264,185           227,752
  Cost of shares redeemed ............................................................       (6,748,710)         (313,679)
                                                                                        ----------------  ----------------
Net increase in net assets from share transactions ...................................       21,693,588         8,475,928
                                                                                        ----------------  ----------------

Net increase in net assets ...........................................................       25,272,214         9,942,271

Net assets beginning of period .......................................................       11,896,468         1,954,197
                                                                                        ----------------  ----------------

Net assets end of period .............................................................  $    37,168,682    $   11,896,468
                                                                                        ================  ================

Undistributed net investment income ..................................................  $        20,858    $          133
                                                                                        ================  ================

                     See notes to the financial statements.

JNL Series Trust
JNL/Eagle Core Equity Series

Financial Highlights



                                                                                                         Period from
                                                                                                        September 16,
                                                                            Year ended December 31,        1996* to
                                                                         ------------------------------- December 31,
                                                                              1998           1997            1996
                                                                         ----------------------------------------------
Selected Per Share Data

Net asset value, beginning of period ...............................       $   13.75           10.62          10.00
                                                                         ----------------------------------------------
Income from operations:
  Net investment income ............................................            0.10            0.08           0.03
  Net realized and unrealized gains on investments and
     foreign currency related items ................................            2.17            3.35           0.62
                                                                         ----------------------------------------------
Total income from operations .......................................            2.27            3.43           0.65
                                                                         ----------------------------------------------

Less distributions:
  From net investment income .......................................           (0.09)          (0.08)         (0.03)

  From net realized gains on investment transactions ...............           (0.02)          (0.22)             -
                                                                         ----------------------------------------------
Total distributions ................................................           (0.11)          (0.30)         (0.03)
                                                                         ----------------------------------------------
Net increase .......................................................            2.16            3.13           0.62
                                                                         ----------------------------------------------

Net asset value, end of period .....................................      $    15.91           13.75          10.62
                                                                         ==============================================

Total Return (a) ...................................................           16.54%          32.35%          6.47%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) .........................      $   37,169          11,896          1,954
  Ratio of net operating expenses to average net assets (b) (c) ....            1.05%           1.05%          1.05%
  Ratio of net investment income to average net assets (b) (c) .....            1.07%           1.00%          1.10%
  Portfolio turnover ...............................................           67.04%          51.48%          1.36%


Ratio information assuming no expense reimbursement or
   fees paid indirectly:
   Ratio of net operating expenses to average net assets (b) .......            1.17%           1.54%          4.57%
   Ratio of net investment income (loss) to average net assets (b) .            0.95%           0.51%         (2.42)%

----------------------------------------------------------------------------------------------------------------------

*    Commencement of operations.

(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for the period ended December 31, 1996.
(b)  Annualized for the period ended December 31, 1996.
(c) Computed after giving effect to the Adviser's expense reimbursement and fees paid indirectly.

                          JNL/EAGLE CORE EQUITY SERIES

                             SCHEDULE OF INVESTMENTS
                                December 31, 1998

                                                    Market
                                        Shares       Value
                                        ------       -----
Common Stocks - 91.45%

Advertising - 1.99%
   Omnicom Group Inc (c) (d) .......    12,800   $ 742,400

Aerospace & Defense - 1.54%
   Raytheon Co. "B" ................    10,800     575,100

Apparel - 0.20%
   Nike Inc. .......................     1,800      73,012

Banks - 2.98%
   BankAmerica Corp. ...............       800      48,100
   Chase Manhattan Corp. ...........     6,000     408,375
   First Union Corp. ...............     7,500     456,094
   Mellon Bank Corp. ...............     2,900     199,375
                                               -----------
                                                 1,111,944

Chemicals - 0.39%
   Morton International Inc. .......     6,000     147,000

Commercial Services - 1.38%
   Paychex Inc. ....................    10,000     514,375

Computers - 6.87%
   Cisco Systems Inc. (a) ..........     8,000     742,500
   Dell Computer Corp. (a) .........     6,000     439,125
   Electronic Data Systems Corp. ...    10,000     502,500
   EMC Corp. (c) ...................     6,000     510,000
   International Business Machines
   Corp. ...........................     2,000     369,500
                                               -----------
                                                 2,563,625

Distribution & Wholesale - 0.39%
   Unisource Worldwide Inc. ........    20,000     145,000

Diversified Financial Services -
8.13%
   American Express Co. ............     4,000     409,000
   Citigroup Inc. ..................     8,049     398,425
   Federal Home Loan Mortgage Corp.
   (c) .............................    15,500     998,781
   Federal National Mortgage
      Association (c) (d) ..........     8,800     651,200
   SLM Holding Corp. (c) ...........    12,000     576,000
                                               -----------
                                                 3,033,406

Electric - 1.21%
   FPL Group Inc. ..................     2,700     166,388
   PacifiCorp ......................     4,500      94,781
   Sierra Pacific Resources ........     5,000     190,000
                                               -----------
                                                   451,169

Electronics - 1.24%
   Philips Electronics NV (c) ......     6,800     460,275

Environmental Control - 1.63%
   Waste Management Inc. (c) .......    13,000     606,125

Food - 2.72%
   ConAgra Inc. (c) ................     6,500     204,750
   H. J. Heinz Co. (d) .............     3,300     186,863
   Safeway Inc. (a) ................     7,500     457,031

                                                    Market
                                        Shares       Value
                                        ------       -----
Common Stocks (continued)

Food (continued)
   SYSCO Corp. .....................     6,000   $ 164,625
                                               -----------

                                                 1,013,269

Forest Products & Paper - 0.81%
   International Paper Co. .........     3,300     147,881
   Schweitzer-Mauduit International
   Inc. ............................    10,000     154,375
                                               -----------
                                                   302,256

Health Care - 4.45%
   Bausch & Lomb Inc. ..............      1,800    108,000
   Columbia/HCA Healthcare Corp.
   (c) .............................     18,000    445,500
   Guidant Corp. (c) ...............      5,000    551,250
   HEALTHSOUTH Corp. (a) (c) .......    22,500     347,344
   Humana Inc. (a) (c) .............    11,700     208,406
                                               -----------
                                                 1,660,500

Household Products - 2.05%
   Clorox Co. (c)...................     3,000     350,437
   Fortune Brands Inc. .............     9,000     284,625
   Libbey Inc. .....................     4,500     130,219
                                               -----------
                                                   765,281

Insurance - 3.95%
   Aetna Inc. ......................     7,300     573,962
   American International Group
   Inc. ............................     5,000     483,125
   SAFECO Corp. (c) ................     5,000     214,688
   TIG Holdings Inc. ...............    13,000     202,313
                                               -----------
                                                 1,474,088

Iron & Steel - 1.19%
   Allegheny Teledyne Inc. .........    17,500     357,656
   British Steel Plc ADR (c) .......     6,000      87,750
                                               -----------
                                                   445,406

Leisure Time - 0.40%
   Mattel Inc. (c) .................     6,500     148,281

Lodging - 0.12%
   Starwood Hotels & Resorts (a)
   (c) .............................    2 ,000      45,375

Manufacturing - 3.37%
   General Electric Co. ............     6,700     683,819
   Harsco Corp. ....................     3,600     109,575
   Illinois Tool Works Inc. (c) ....     8,000     464,000
                                               -----------
                                                 1,257,394

Oil & Gas Producers - 7.78%
   Amoco Corp. .....................       500      30,187
   Ashland Inc. ....................     6,500     314,437
   Baker Hughes Inc. ...............     6,500     114,969
   BP Amoco Plc ADR (c) ............     4,100     367,463
   Exxon Corp. .....................     3,500     255,937
   Input/Output Inc. (a) ...........    20,000     146,250
   MCN Energy Group Inc. (c) .......    17,500     333,594
   Mobil Corp. .....................     2,200     191,675
   Royal Dutch Petroleum Co. - NYS
   (c) .............................     5,500     263,313

                                                    Market
                                        Shares       Value
                                        ------       -----
Common Stocks (continued)

Oil & Gas Producers (continued)
   Sonat Inc. (c) ..................    12,200   $ 330,163
   UGI Corp. .......................     7,400     175,750
   WICOR Inc. ......................     8,000     174,500
   Williams Cos. Inc. (c) ..........     6,500     202,719
                                               -----------
                                                 2,900,957

Pharmaceuticals - 9.16%
   Abbott Laboratories .............     3,700     181,300
   American Home Products Corp. ....     3,600     202,725
   Bristol-Myers Squibb Co. ........     5,300     709,206
   Cardinal Health Inc. (c) ........     4,500     341,437
   Merck & Co. Inc .................     1,400     206,762
   Pfizer Inc. .....................     4,000     501,750
   Pharmacia & Upjohn Inc. (d) .....     4,600     260,475
   Schering-Plough Corp. ...........     8,000     442,000
   Warner-Lambert Co. ..............     7,600     571,425
                                               -----------
                                                 3,417,080

Real Estate - 1.91%
   Centertrust Retail Properties
   Inc. (c) ........................     5,900      72,275
   Health Care Property Investors
   Inc. ............................     2,500      76,875
   Highwoods Properties Inc. .......     1,600      41,200
   Mack-Cali Realty Corp. ..........     2,000      61,750
   PS Business Parks Inc. (c) ......     3,300      78,788
   Rouse Co. .......................     3,000      82,500
   Security Capital Group Inc. (a) .     8,500     115,281
   Spieker Properties Inc. .........     2,000      69,250
   Sun Communities Inc. ............     2,400      83,550
   Tower Realty Trust Inc. .........     1,500      30,188
                                               -----------
                                                   711,657

Retail - 10.16%
   Federated Department Stores Inc.
   (a) (c) .........................     7,000     304,937
   Gap Inc. ........................    15,000     843,750
   Home Depot Inc. (c) .............    10,000     611,875
   Intimate Brands Inc. (c) ........     7,200     215,100
   Kohl's Corp. (a) (c).............     8,000     491,500
   Toys "R" Us Inc. (a) (c) ........    30,000     506,250
   Wal-Mart Stores Inc. (c) ........     5,000     407,188
   Walgreen Co. ....................     7,000     409,938
                                               -----------
                                                 3,790,538

Software - 1.49%
   Microsoft Corp. (a) .............     4,000     554,750

Telecommunications - 7.95%
   ALLTEL Corp. ....................     3,300     197,381
   BellSouth Corp. .................    10,200     508,725
   GTE Corp. .......................     2,900     188,500
   Lucent Technologies Inc. ........     5,000     550,000
   MCI WorldCom Inc. (a) (c) .......    10,000     717,500
   Nokia Corp. - ADR (c) ...........     4,000     481,750
   SBC Communications Inc. .........     6,000     321,750
                                               -----------
                                                 2,965,606



                                                    Market
                                      Shares         Value
                                      ------         -----
Common Stocks (continued)

Tobacco - 5.40%
   Dimon Inc. (c)...................    65,000   $ 483,437
   Philip Morris Cos. Inc. .........    11,700     625,950
   RJR Nabisco Holdings Corp. ......    17,000     504,688
   UST Inc. ........................    11,500     401,063
                                               -----------
                                                 2,015,138

Water - 0.59%
   American Water Works Co. Inc.
   (c) .............................     6,500     219,375
                                               -----------

     Total Common Stocks
       (cost $28,149,893) ..........            34,110,382
                                               -----------

Preferred Stocks - 3.50%

Banks - 0.23%
   Jefferson Pilot "NB" Aces .......       800      83,600

Diversified Financial Services -
1.49%
   Coltec Capital Trust (144a) .....     1,200      51,750
   Kmart Financing I ...............     3,500     202,781
   MCN Energy Group Inc. (c) .......     2,700      94,331
   Wendy's Financing I (c) .........     4,000     208,000
                                               -----------
                                                   556,862

Electronics - 0.40%
   Houston Industries Inc. .........     1,400     148,925

Holding Companies - Diversified -
0.46%
   Ralston Purina Group ............     3,300     172,425

Media - 0.45%
   MediaOne Group ..................     2,500     166,250

Software - 0.47%
   Microsoft Corp. (c) .............     1,800     175,950
                                               -----------

     Total Preferred Stocks
       (cost $1,271,922) ...........             1,304,012
                                               -----------

                                    Principal
                                      Amount
                                      ------
Corporate Bonds - 0.48%

Auto Parts & Equipment - 0.27%
   Magna International Inc., 4.875%,
      02/15/2005 ................... $ 100,000     102,250

Commercial Services - 0.21%
   Interim Services Inc., 4.50%,
      06/01/2005 ...................    90,000      78,862
                                               -----------

     Total Corporate Bonds
       (cost $195,534) .............               181,112
                                               -----------

                          JNL/EAGLE CORE EQUITY SERIES

                                       Principal    Market
                                        Amount       Value
                                        ------       -----
Short Term Investments - 4.57%

Money Market Funds - 4.57%
   SSgA Money Market Fund, 4.85% (b)  $852,260   $ 852,260
   SSgA Government Money Market
   Fund, 4.68% (b) .... .............  852,259     852,259
                                               -----------

     Total Short Term Investments
       (cost $1,704,519) ...........             1,704,519
                                               -----------

Total Investments - 100%
   (cost $31,321,868) ..............           $37,300,025
                                               ===========

--------------------------------------------------------------------------------
(a)  Non-income producing security.

(b) Dividend yields change daily to reflect current market conditions. Rate is the quoted yield as of December 31, 1998.

(c)  All or a portion of this security has been loaned.

(d) All or a portion of this security has been pledged to cover call options written.






                        SCHEDULE OF CALL OPTIONS WRITTEN
                                December 31, 1998

Contracts
(100 Shares                                                               Market
per Contract)                                                              Value
-------------                                                              -----

   4            Federal National Mortgage Association
                     Expiration January 1999, Exercise Price $75.....  $   (500)

   10           H.J. Heinz Co.
                     Expiration January 1999, Exercise Price $60 .....     (313)

   10           Omnicom Group Inc.
                     Expiration January 1999, Exercise Price $55 .....   (3,500)

   12           Pharmacia & Upjohn Inc.
                      Expiration January 1999, Exercise Price $55 ....   (2,700)

                                                                        $(7,013)
                                                                        ========

                     See notes to the financial statements.

                                  JNL/EAGLE SMALLCAP EQUITY SERIES
                                  EAGLE ASSET MANAGEMENT, INC.
[EAGLE ASSET MANAGEMENT LOGO]     BERT L. BOKSEN

OBJECTIVE:

JNL/Eagle SmallCap Equity Series seeks long-term capital appreciation by investing primarily in equity securities of smaller companies which are believed to offer potential for rapid growth.

MONEY MANAGER COMMENTARY:

Small cap stocks started 1998 strong, with the Russell 2000 posting a first quarter gain of 10.1%. However, fears over weakness in the Asian economy dominated much of the negative sentiment that began to build in the second quarter when the Russell 2000 dropped 4.7%.

The bottom then fell out of the small cap market in the third quarter as investor preference for highly liquid, large cap stocks caused a sharp reduction in all market segments other than large cap U.S. growth stocks and U.S. Treasuries. During the third quarter alone, the Russell 2000 dropped 20.2%, making it one of only three quarters in the preceding two decades with a drop exceeding 20%.

The downward trend that began in the second quarter and accelerated in the third quarter reached bottom on October 8th when the Russell 2000 was off 36.9% for the year. By the end of the year, however, the Russell 2000 had rebounded 36.0% from the trough, posting a positive 16.3% gain for the fourth quarter and ending 1998 down only 2.55%.

For 1998, the Series was up 1.18%, compared to a 2.55% decline for the Russell 2000. The Federal Reserve Board's reductions in interest rates during the third and fourth quarters provided the Series with a catalyst to reinvigorate many of its holdings that had been oversold during the summer and early fall. The Series was up 22.67% for the fourth quarter, led higher by the sharp rebound in technology and medical device/pharmaceutical companies. In addition, insider buying and corporate share repurchases by many small cap companies helped fuel the late recovery.

During the first half of the year, the retail sector continued to thrive. At the same time, we also began to reduce the Series exposure to the energy sector as we expected energy demand to decrease due to the global economic slowdown.

During the difficult summer months, technology, financial services and energy were the most negatively impacted sectors. As the Asian crisis continued, we began to further reduce the Series exposure to certain cyclical businesses with significant Asian exposure. During this volatile period, the Series was positioned defensively, with a focus on domestic companies with strong business fundamentals that we believed would be able to withstand the extreme market fluctuations.

We also began to take advantage of the opportunity to buy fundamentally solid companies whose valuations we believed had reached irrationally low levels. As a result, several of the purchases made during the second and third quarters, particularly in the technology and healthcare sectors, performed extremely well toward the latter half of the year. In addition, several long-term holdings also started moving upwards as investors began focusing on the earnings strength of their relative valuations.

Morgan Stanley Equity Research noted that 1998 was the worst year for the Russell 2000 Index in terms of relative performance since its inception 20 years ago. For the year, the Russell 2000 trailed the S&P 500 by more than 30%. History shows that periods of substantial outperformance by small cap stocks tend to follow periods of significant relative underperformance. If this trend holds true to form, the small cap market may be about to enter a protracted period when it will outperform the large cap market. With global financial concerns abating, investor confidence increasing and small cap stocks at historically low valuations, we believe that 1999 may be the year for small cap stocks.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
JNL/EAGLE SMALLCAP EQUITY SERIES AND THE RUSSELL 2000 INDEX

[GRAPHIC]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

9/16/1996                      $10,000             $10,000
12/31/1996                     $11,540             $10,639
3/31                           $11,340             $10,091
6/30                           $13,490             $11,722
9/30                           $16,120             $13,462
12/31/1997                     $14,730             $13,004
3/31                           $17,140             $14,346
6/30                           $15,970             $13,520
9/30                           $12,150             $10,784
12/31/1998                     $14,904             $12,557


AVERAGE ANNUAL
TOTAL RETURN

1 year .................. 1.18%
Since inception * ...... 19.01%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST.

PERFORMANCE NUMBERS ARE NET OF ALL SERIES OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

------------
* Inception date September 16, 1996.

JNL Series Trust
JNL/Eagle SmallCap Equity Series

Statement of Assets and Liabilities
December 31, 1998

Assets
Investments in securities, at cost        $     33,830,290
                                          ================

Investments in securities, at value       $     35,618,497
Receivables:
   Dividends and interest .................        23,180
   Fund shares sold .......................        37,682
Collateral for securities loaned ..........     7,289,685
                                          ----------------
Total assets ..............................    42,969,044
                                          ----------------

Liabilities
Payables:
   Investment advisory fees ...............        26,247
   Fund shares redeemed ...................        25,086
   Investment securities purchased ........       653,652
Return of collateral for securities
loaned ....................................     7,289,685
Other liabilities .........................        21,874
                                          ----------------
Total liabilities .........................     8,016,544
                                          ================
Net assets ...............................$     34,952,500
                                          ================

Net assets consist of:
Paid-in capital ..........................$     33,236,361
Undistributed net investment income .......             -
Accumulated net realized loss on
investments................................        (72,068)
Net unrealized appreciation on
investments ...............................      1,788,207
                                          ================
Net assets ...............................$     34,952,500
                                          ================

Total shares outstanding (no par
   value), unlimited shares authorized ...       2,358,526
                                          ================

Net asset value, offering and
   redemption price per share.............           14.82
                                          ================

Statement of Operations
For the Year Ended December 31, 1998

Investment income
   Dividends ..............................$        63,072
   Interest ...............................         92,882
                                           ---------------
Total investment income ...................        155,954
                                           ---------------

Expenses
   Investment advisory fees ...............        219,120
   Custodian fees .........................         12,032
   Portfolio accounting fees ..............         24,568
   Professional fees ......................          7,957
   Other ..................................          6,003
                                           ---------------
Total operating expenses ..................        269,680
Less:
   Reimbursement from Adviser .............        (15,962)
                                           ---------------
Net expenses ..............................        253,718
                                           ---------------
Net investment loss .......................        (97,764)
                                           ---------------

Realized and unrealized gains (losses)
Net realized loss on investments ..........        (66,256)
Net change in unrealized appreciation on
   investments ............................        352,762
                                           ---------------
Net realized and unrealized gains .........        286,506
                                           ---------------

Net increase in net assets resulting
   from operations ........................$       188,742
                                           ===============

                     See notes to the financial statements.

JNL Series Trust
JNL/Eagle SmallCap Equity Series

Statements of Changes in Net Assets


                                                                                               Year ended December 31,
                                                                                           ----------------------------------
                                                                                                1998              1997
                                                                                           ----------------  ----------------

Operations:
  Net investment loss ...................................................................  $       (97,764)   $      (40,539)
  Net realized gain (loss) on:
     Investments ........................................................................          (66,256)          247,335
     Foreign currency related items .....................................................                -                (2)
     Net change in unrealized appreciation on investments ...............................          352,762         1,221,736
                                                                                           ----------------  ----------------
Net increase in net assets from operation ...............................................          188,742         1,428,530
                                                                                           ----------------  ----------------

Distributions to shareholders:
  From net investment income ............................................................                -                 -
  From net realized gains on investment transactions ....................................         (197,460)                -
                                                                                           ----------------  ----------------
Total distributions to shareholders .....................................................         (197,460)                -
                                                                                           ----------------  ----------------

Share transactions:
  Proceeds from the sale of shares ......................................................       31,145,398        12,054,510
  Reinvestment of distributions .........................................................          197,460                 -
  Cost of shares redeemed ...............................................................       (9,875,019)       (1,933,750)
                                                                                           ----------------  ----------------
Net increase in net assets from share transactions ......................................       21,467,839        10,120,760
                                                                                           ----------------  ----------------

Net increase in net assets ..............................................................       21,459,121        11,549,290

Net assets beginning of period ..........................................................       13,493,379         1,944,089
                                                                                           ----------------  ----------------

Net assets end of period ................................................................  $    34,952,500    $   13,493,379
                                                                                           ================  ================

Undistributed net investment income .....................................................  $             -    $          390
                                                                                           ================  ================

                    See notes to the financials statements.

JNL Series Trust
JNL/Eagle SmallCap Equity Series

Financial Highlights



                                                                                                                Period from
                                                                                                               September 16,
                                                                                  Year ended December 31,        1996* to
                                                                                 ----------------------------  December 31,
                                                                                    1998           1997            1996
                                                                                 ------------- --------------  --------------
Selected Per Share Data

Net asset value, beginning of period ............................................$   14.73      $   11.54       $   10.00
                                                                                 ------------- --------------  --------------
Income from operations:
  Net investment loss ...........................................................    (0.06)         (0.07)          (0.01)
  Net realized and unrealized gains on investments and
    foreign currency related items ..............................................     0.23           3.26            1.55
                                                                                 ------------- --------------  --------------
Total income from operations ....................................................     0.17           3.19            1.54
                                                                                 ------------- --------------  --------------

Less distributions:
  From net investment income ....................................................        -              -               -
  From net realized gains on investment transactions ............................    (0.08)             -               -
                                                                                 ------------- --------------  --------------
Total distributions .............................................................    (0.08)             -               -
                                                                                 ------------- --------------  --------------
Net increase ....................................................................     0.09           3.19            1.54
                                                                                 ------------- --------------  --------------

Net asset value, end of period ..................................................$   14.82      $   14.73       $   11.54
                                                                                 ============= ==============  ==============

Total Return (a) ................................................................     1.18%         27.64%          15.40%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ......................................$  34,953      $  13,493       $   1,944
  Ratio of net operating expenses to average net assets (b) (c) .................     1.10%          1.10%           1.10%
  Ratio of net investment loss to average net assets (b) (c) ....................    (0.42)%        (0.54)%         (0.26)%
  Portfolio turnover ............................................................    51.90%         60.78%          28.01%


Ratio information assuming no expense reimbursement or
   fees paid indirectly:
  Ratio of net operating expenses to average net assets (b) .....................     1.17%          1.51%           4.77%
  Ratio of net investment loss to average net assets (b) ........................    (0.49)%        (0.95)%         (3.93)%

-----------------------------------------------------------------------------------------------------------------------------

*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for the period ended December 31, 1996.
(b)  Annualized for the period ended December 31, 1996.
(c) Computed after giving effect to the Adviser's expense reimbursement and fees paid indirectly.


                     See notes to the financial statements.

                        JNL/EAGLE SMALLCAP EQUITY SERIES

                             SCHEDULE OF INVESTMENTS
                                December 31, 1998

                                                    Market
                                        Shares       Value
                                        ------       -----
Common Stocks - 95.13%

Apparel - 1.08%
   R.G. Barry Corp. ................    35,000   $385,000

Commercial Services - 23.24%
   ABR Information Services Inc.
   (a) .............................    72,500   1,422,812
   Boron, LePore & Associates Inc.
   (a) .............................    30,000   1,035,000
   CDI Corp. (a) ...................    25,000     504,688
   DeVry Inc. (a) ..................    18,200     557,375
   Interim Services Inc. (a) .......    35,000     818,125
   MPW Industrial Services Group
   Inc. (a) ........................    65,000     731,250
   RCM Technologies Inc. (a) .......    32,500     861,250
   Steiner Leisure Ltd. (a) ........    40,000   1,280,000
   Strayer Education Inc. ..........    14,750     519,937
   Wackenhut Corp. .................    25,000     548,437
                                               -----------
                                                 8,278,874

Computers - 3.43%
   Sykes Enterprises Inc. (a) (c) ..    40,000   1,220,000

Distribution & Wholesale - 5.05%
   CDW Computer Centers Inc. (a)
   (c) .............................     8,000     767,500
   Brightpoint Inc. (a) (c) ........    75,000   1,031,250
                                               -----------
                                                 1,798,750

Diversified Financial Services -
4.27%
   Dain Rauscher Corp. (c) .........    30,250     892,375
   Southwest Securities Group Inc. .    31,250
                                                  628,906
                                               -----------
                                                 1,521,281

Electrical Components &
  Equipment - 2.75%
   Artesyn Technologies Inc. (a)
   (c) .............................    70,000     980,000

Electronics - 5.37%
   Ampex Corp. (a) .................   200,000     225,000
   Coherent Inc. (a) (c) ...........    30,000     373,125
   Gentex Corp. (a) ................    12,000     240,000
   OYO Geospace Corp. (a) (c) ......    23,000     198,375
   Sawtek Inc. (a) (c) .............    50,000     875,000
                                               -----------
                                                 1,911,500

Entertainment - 1.14%
   International Speedway Corp. ....    10,000     405,000

Environmental Control - 3.42%
   IMCO Recycling Inc. .............    40,000     617,500
   Superior Services Inc. (a) ......    30,000     601,875
                                               -----------
                                                 1,219,375

Health Care - 2.68%
   Healthcare Recoveries Inc. (a) ..    40,000     680,000
   Horizon Health Corp. (a) ........    35,000     275,625
                                               -----------
                                                   955,625

Home Builders - 1.91%
   Lennar Corp. (c) ................    27,000     681,750


                                                    Market
                                        Shares       Value
                                        ------       -----
Common Stocks (continued)

Lodging - 2.11%
   Cavanaughs Hospitality Corp. (a)
   (c)..............................    60,000   $ 645,000
   Lodgian Inc. (c) ................    22,000     107,250
                                               -----------
                                                   752,250

Media - 3.92%
   Mail-Well Inc. (a) (c) ..........    61,000     697,688
   World Color Press Inc. (a) (c) ..    23,000     700,062
                                               -----------
                                                 1,397,750

Office Furnishings - 2.22%
   CompX International Inc. (a) ....    30,000     791,250

Oil & Gas Producers - 0.65%
   Marine Drilling Cos. Inc. (a) ...    30,100     231,394

Pharmaceuticals - 2.53%
   PharMerica Inc. (a) .............   150,000     900,000

Real Estate - 3.63%
   LNR Property Corp. ..............    50,000     996,875
   Meristar Hospitality Corp. (c) ..    16,000     297,000
                                               -----------
                                                 1,293,875

Retail - 15.40%
   Action Performance Cos. Inc. (a)
   (c) .............................    26,500     937,437
   Cash America International Inc. .    38,100     578,644
   Claire's Stores Inc. ............    30,000     615,000
   Genesco Inc. (a) (c) ............    45,000     255,937
   Hughes Supply Inc. ..............    25,000     731,250
   Micro Warehouse Inc. (a) ........    50,000   1,690,625
   Musicland Stores (a) ............    30,000     448,125
   Sunglass Hut International Inc.
   (a) .............................    32,500     227,500
                                               -----------
                                                 5,484,518

Savings & Loans - 1.63%
   Commercial Federal Corp. ........    25,000     579,688

Software - 7.97%
   Cerner Corp. (a) (c) ............    45,000   1,203,750
   INSpire Insurance Solutions Inc.
   (a) .............................    30,000     551,250
   Medical Manager Corp. (a) (c) ...    34,500   1,082,438
                                               -----------
                                                 2,837,438

Textiles - 0.73%
   Interface Inc. (c) ..............    28,000     259,875
                                               -----------

     Total Common Stocks
       (cost $32,096,986) ..........            33,885,193
                                               -----------

                                    Principal
                                      Amount
                                      ------
Short Term Investments - 4.87%

Money Market Funds - 4.87%
    SSgA Money Market Fund, 4.85%
    (b) ............................  $866,652     866,652

                     See notes to the financial statements.

                                      Principal     Market
                                        Amount       Value
                                        ------       -----
Short Term Investments (continued)

Money Market Funds (continued)
   SSgA Government Money Market
   Fund, 4.68% (b) ..................  $866,652    866,652
                                               -----------

     Total Short Term Investments
       (cost $1,733,304) ...........             1,733,304
                                               -----------

Total Investments - 100%
   (cost $33,830,290) ..............           $35,618,497
                                               ===========
--------------------------------------------------------------------------------
(a)  Non-income producing security.
(b) Dividend yields change daily to reflect current market conditions. Rate is the quoted yield as of December 31, 1998.
(c)  All or a portion of this security has been loaned.


                     See notes to the financial statements.

                                  JNL/JPM INTERNATIONAL & EMERGING
                                  MARKETS SERIES
                                  J.P. MORGAN INVESTMENT MANAGEMENT INC.
      [J.P. MORGAN LOGO]          TEAM MANAGEMENT

OBJECTIVE:

JNL/JPM International & Emerging Markets Series seeks as its investment objective to provide high total return by investing in a portfolio of equity securities of foreign companies in developed and, to lesser extent, developing markets.

MONEY MANAGER COMMENTARY:

Since the Series' inception date, the Series' returned -1.24%. The MSCI All Country World (ex U.S.) Index returned 2.11%.

The developed international equity markets achieved a very credible return over the course of 1998, despite a very difficult period during the summer months. European equity markets, in particular, started the year in a strong fashion, reflecting the continued optimism over the prospects for corporate profits. During the summer months, global market turmoil spread from Asia to Russia to Latin America, calling into question the near-term earnings estimates in equity markets, both developed and emerging around the world. Continental European markets suffered much of the pain, as investor sentiment waned. However, the global market turmoil of the third quarter turned to global market euphoria in the fourth quarter as markets everywhere rallied strongly. Stocks were helped by moves to ease monetary policy in the U.S. and Europe, with the Federal Reserve cutting the overnight rate twice during the quarter, and towards year-end, the European Central Bank orchestrating a coordinated rate cut. While many continue to worry about a slowing global economy, the quick responses from central banks and the overreaction to negative news during the summer provided room for pleasing equity returns.

In contrast to Europe, the Japanese market fell over the year, although the strength of the Yen in the final quarter resulted in a positive return in U.S. dollars.

Our country allocation decisions were a positive influence over the period. In particular, underweighting Japan and the UK proved to be a positive decision as did an overweight position in Continental Europe. The primary reason for the Series' underperformance was in stock selection, particularly in the European countries. Within Europe, the markets have been very focused, rewarding "growth" companies, emphasizing the very largest, but not necessarily fundamentally better value companies.

After a strong fourth quarter, international equity markets once again appear overvalued. We maintain overweight positions in Europe and continue to underweight Japan. We continue to favor Australia and New Zealand. We hold an underweight position in Latin America, especially in Brazil, and a neutral position in the Asian emerging markets.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
JNL/JPM INTERNATIONAL & EMERGING MARKETS SERIES AND THE
MSCI ALL COUNTRY WORLD (EX U.S.)

[GRAPHIC]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

03/02/98                  $10,000.00               $10,000.00
03/31/98                  $10,490.00               $10,321.75
04/30/98                  $10,750.00               $10,369.75
05/31/98                  $10,320.00               $10,151.88
06/30/98                  $10,230.00               $10,092.20
07/31/98                  $10,270.00               $10,173.56
08/31/98                   $8,560.00                $8,718.73
09/30/98                   $8,140.00                $8,524.52
10/31/98                   $9,200.00                $9,402.91
11/30/98                   $9,600.00                $9,892.60
12/31/98                   $9,875.81               $10,211.28

TOTAL
RETURN FOR THE PERIOD
FROM MARCH 2, 1998* TO
DECEMBER 31, 1998 ... -1.24%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST.

PERFORMANCE NUMBERS ARE NET OF ALL SERIES OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

------------
* Commencement of operations.

JNL Series Trust
JNL/JPM International & Emerging Markets Series

Statement of Assets and Liabilities
December 31, 1998

Assets
Investments in securities, at cost ........ $   4,806,091
                                          ================

Investments in securities, at value ....... $   4,893,546
Foreign currency ..........................        74,727
Receivables:
   Dividends and interest .................         5,828
   Forward foreign currency
      exchange contracts ..................        31,415
   Foreign taxes recoverable ..............         6,655
Reimbursement from Adviser ................        10,481
                                          ----------------
Total assets ..............................     5,022,652
                                          ----------------

Liabilities
Payables:
   Investment advisory fees ...............         4,006
   Forward foreign currency
      exchange contracts ..................         5,820
   Fund shares redeemed ...................             2
   Investment securities purchased ........         1,307
Other liabilities .........................        14,512
                                          ----------------
Total liabilities .........................        25,647
                                          ================
Net assets ................................ $   4,997,005
                                          ================

Net assets consist of:
Paid-in capital ........................... $   5,083,237
Undistributed net investment loss .........        (2,832)
Accumulated net realized loss on
investments
   and foreign currency related items .....      (196,318)
Net unrealized appreciation on:
   Investments ............................        87,455
   Foreign currency related items .........        25,463
                                          ================
Net assets ................................ $   4,997,005
                                          ================

Total shares outstanding (no par
   value), unlimited shares authorized.....       508,660
                                          ================

Net asset value, offering and
redemption price per share................. $        9.82
                                          ================


Statement of Operations
For the Period Ended December 31, 1998*

Investment income
   Dividends .............................. $      85,145
   Interest ...............................         6,641
   Foreign tax withholding ................        (8,381)
                                           ---------------
Total investment income ...................        83,405
                                           ---------------

Expenses
   Investment advisory fees ...............        39,810
   Custodian fees .........................        37,824
   Portfolio accounting fees ..............        24,320
   Professional fees ......................         4,413
   Other ..................................         1,593
                                           ---------------
Total operating expenses ..................       107,960
Less:
   Reimbursement from Adviser .............       (62,025)
                                           ---------------
Net expenses ..............................        45,935
                                           ---------------
Net investment income .....................        37,470
                                           ---------------

Realized and unrealized gains (losses)
Net realized loss on:
   Investments ............................      (196,318)
   Foreign currency related items .........       (12,078)
Net change in unrealized appreciation on:
   Investments ............................        87,455
   Foreign currency related items .........        25,463
                                           ---------------
Net realized and unrealized losses ........       (95,478)
                                           ---------------

Net decrease in net assets
   from operations ........................$      (58,008)
                                           ===============

----------------------------------------------------------
*    For period beginning March 2, 1998 (commencement of operations).


                     See notes to the financial statements.

JNL Series Trust
JNL/JPM International & Emerging Markets Series


Statement of Changes in Net Assets

                                                   Period from
                                                    March 2,
                                                    1998* to
                                                  December 31,
                                                      1998
                                                 ----------------

Operations:
  Net investment income ......................         $37,470
  Net realized loss on:
    Investments ..............................        (196,318)
    Foreign currency related items ...........         (12,078)
  Net change in unrealized appreciation on:
    Investments ..............................          87,455
    Foreign currency related items ...........          25,463
                                                       -------
Net decrease in net assets from
operations ...................................         (58,008)
                                                       -------

Distributions to shareholders:
  From net investment income .................         (28,224)
  From net realized gains on
     investment transactions .................               -
                                                       -------
Total distributions to shareholders ..........         (28,224)
                                                       -------

Share transactions:
  Proceeds from the sale of shares ...........       5,079,227
  Reinvestment of distributions ..............          28,224
  Cost of shares redeemed ....................         (24,214)
                                                       -------
Net increase in net assets from share
   transactions ..............................       5,083,237
                                                       -------

Net increase in net assets ...................       4,997,005

Net assets at beginning of period ............               -
                                                       -------

Net assets end of period .....................     $ 4,997,005
                                                       =======

Undistributed net investment loss ............         $(2,832)

                                                       =======

Financial Highlights

                                                   Period from
                                                    March 2,
                                                    1998* to
                                                  December 31,
                                                      1998
                                                 -------------
Selected Per Share Data

Net asset value, beginning of period .......            $10.00
                                                  ------------
Income from operations:
  Net investment income ....................              0.08
  Net realized and unrealized losses on
     investments and foreign currency
     related items .........................             (0.20)
                                                  ------------
Total loss from operations .................             (0.12)
                                                  ------------

Less distributions:
  From net investment income ...............             (0.06)
  From net realized gains on investment
     transactions ..........................                 -
                                                  ------------
Total distributions ........................             (0.06)
                                                  ------------
Net decrease ...............................             (0.18)
                                                  ------------

Net asset value, end of period .............             $9.82
                                                  ============

Total Return (a) ...........................             (1.24)%

Ratios and Supplemental Data:
  Net assets, end of period (in
  thousands) ...............................            $4,997
  Ratio of net operating expenses to
  average
     net assets (b) (c) ....................             1.125%
  Ratio of net investment income to
  average
     net assets (b) (c) ....................              0.62%
  Portfolio turnover .......................            231.88%


Ratio information assuming no expense
   reimbursement:
  Ratio of net operating expenses to
  average net assets (b) ...................              2.64%
  Ratio of net investment loss to average
     net assets (b) ........................             (0.90)%


--------------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for the period ended December 31, 1998.
(b)  Annualized for the period ended December 31, 1998.
(c)  Computed after giving effect to the Adviser's expense reimbursement.


                     See notes to the financial statements.

                 JNL/JPM INTERNATIONAL & EMERGING MARKETS SERIES

                             SCHEDULE OF INVESTMENTS
                                December 31, 1998

                                                        Market
                                            Shares       Value
                                            ------       -----
Common Stocks -- 92.02%

Australia -- 3.59%
Banks -- 1.13%
   Westpac Banking Corp. Ltd. ......     8,300     $55,540

Insurance -- 1.01%
   QBE Insurance Group Ltd. ........    12,000      49,635

Media -- 1.45%
   News Corp. Ltd.(a) ..............    10,700      70,682
                                                 ---------

    Total Australia ................               175,857

Austria -- 0.73%
Banks -- 0.73%
   Bank Austria AG .................       700      35,596

Belgium -- 0.56%
Oil & Gas Producers -- 0.56%
   PetroFina SA (a) ................        60      27,335

Canada -- 1.54%
Banks -- 1.54%
   Royal Bank of Canada ............     1,500      75,123

Denmark -- 2.30%
Food -- 1.00%
   Danisco A/S .....................       900      48,788

Telecommunications -- 1.30%
   GN Store Nord A/S ...............     1,800      63,636
                                                 ---------

    Total Denmark ..................               112,424

Finland -- 1.05%
Iron & Steel -- 1.05%
   Rautaruukki OYJ .................     8,000      51,618

France -- 15.51%
Banks -- 1.32%
   Societe Generale ................       400      64,747

Building Materials -- 0.38%
   Compagnie de Saint Gobain .......       131      18,487

Chemicals -- 0.89%
   Rhodia SA (a) ...................     2,853      43,374

Commercial Services -- 3.52%
   Vivendi .........................       665     172,465

Cosmetics & Personal Care -- 0.90%
   Christian Dior SA ...............       400      44,214

Diversified Financial Services --
1.55%
   Paribas .........................       873      75,839

Food -- 1.08%
   Carrefour Supermarche ...........        70      52,822

                                                    Market
                                        Shares       Value
                                        ------       -----
Common Stocks (continued)

France (continued)
Holding Companies - Diversified-
0.52%
   Lagardere S.C.A .................       600   $  25,487

Media -- 0.56%
   Canal Plus ......................       100      27,276

Oil & Gas Producers -- 2.37%
   Elf Aquitaine SA ................       505      58,349
   Total SA ........................       572      57,906
                                                 ---------
                                                   116,255

Pharmaceuticals -- 1.18%
   Sanofi SA .......................       350      57,593

Semiconductors -- 1.24%
   ST Microelectronics NV (a) ......       770      60,597
                                                 ---------

    Total France ...................               759,156

Germany -- 7.92%
Chemicals -- 1.09%
   BASF AG .........................     1,400      53,426

Electric -- 1.68%
   RWE AG ..........................     1,500      82,128

Insurance -- 1.85%
   Muenchener Rueckversicheungs -
      Gesellschaft AG ..............       187      90,549

Manufacturing -- 1.47%
   VEBA AG .........................     1,200      71,787

Pharmaceuticals -- 1.83%
   Merck KgaA ......................       600      27,001
   Schering AG .....................       500      62,778
                                                 ---------
                                                    89,779
                                                 ---------

    Total Germany ..................               387,669

Hong Kong -- 1.62%
Banks -- 1.17%
   Dao Heng Bank Group Ltd. ........    18,500      57,189

Telecommunications -- 0.45%
   Smartone Telecom ................     8,000      22,200
                                                 ---------

       Total Hong Kong .............                79,389

Italy -- 1.60%
Insurance --  0.17%
    Bayerische Vita SpA (a) ........     1,300       8,295

Telecommunications -- 1.43%
   Telecom Italia SpA ..............    11,110      69,881
                                                 ---------

         Total Italy ...............                78,176


                     See notes to the financial statements.

                 JNL/JPM INTERNATIONAL & EMERGING MARKETS SERIES

                                                      Market
                                        Shares         Value
                                        ------         -----
Common Stocks (continued)

Japan -- 11.35%
Banks -- 0.89%
   Mitsui Trust & Banking Co. Ltd. .....  18,000   $  20,540
   Sanwa Bank Ltd. .....................   3,000      23,113
                                                   ---------
                                                      43,653

Building Materials -- 1.48%
   Taiheiyo Cement Corp. ...............  13,000      32,543
   Tostem Corp. ........................   2,000      39,628
                                                   ---------
                                                      72,171

Chemicals -- 0.65%
   Mitsubishi Chemical Corp. ...........  15,000      31,579

Computers -- 1.09%
   Fujitsu Ltd. ........................   4,000      53,251

Diversified & Wholesale -- 1.29%
   Mitsubishi Corp. ....................  11,000      63,246

Electronics -- 0.70%
   Fanuc Ltd. ..........................   1,000      34,233

Home Furnishings -- 0.89%
   Sony Corp. ..........................     600      43,680

Machinery -- 0.59%
   Tadano Ltd. .........................  10,000      28,925

Pharmaceuticals -- 2.10%
   Takeda Chemical Industries ..........   1,000      38,479
   Yamanouchi Pharmaceutical Co.
   Ltd. ................................   2,000      64,396
                                                   ---------
                                                     102,875

Telecommunications -- 1.67%
   DDI Corp. ...........................      22      81,734
                                                 -----------

    Total Japan ........................             555,347

Netherlands -- 3.91%
Electronics -- 1.65%
   Philips Electronics NV ..............   1,205      80,817

Food - 1.11%
     Laurus NV .........................   2,160      54,497

Media -- 0.44%
   Wolters Kluwer NV ...................     100      21,387

Retail -- 0.64%
   Vendex NV ...........................   1,300      31,554

Transportation -- 0.07%
   TNT Post Groep NV ...................     100       3,220
                                                   ---------

    Total Netherlands ..................             191,475


                                                     Market
                                          Shares      Value
                                          ------      -----
Common Stocks (continued)

New Zealand -- 0.30%
Forest Products & Paper -- 0.30%
   Fletcher Challenge Paper (a) ........  21,800    $14,569

Norway -- 0.64%
Banks -- 0.64%
   Sparebanken Nord ....................   1,620     31,554

Philippines -- 0.32%
Electric -- 0.32%
   First Philippine Holdings Corp. .....  28,800     15,548

Portugal -- 0.70%
Banks -- 0.70%
   Banco Pinto & Sotto Mayor ...........   1,812     34,370

South Africa -- 1.74%
Banks -- 0.29%
   ABSA Group Ltd. .....................   3,000     14,235

Holding Companies - Diversified -
0.63%
   Anglo American Corp. of South
   Africa Ltd...........................     300      8,444
   South African Breweries Ltd. ........   1,325     22,315
                                                  ---------
                                                     30,759

Metals & Mining -- 0.82%
   Anglogold Ltd. ......................   1,036     40,312
                                                  ---------

    Total South Africa .................             85,306

Spain -- 3.79%
Electric -- 2.06%
   Iberdrola SA ........................   5,400    100,880

Engineering & Construction -- 1.20%
   Actividades de Construccion
   Servicios SA.........................   1,500     59,105

Iron & Steel -- 0.53%
   Acerinox SA .........................   1,100     25,580
                                                  ---------

    Total Spain ........................           185,565

Sweden -- 4.01%
Auto Parts & Equipment  -- 2.20%
   Autoliv Inc. - ADR ..................   3,000    107,449

Engineering and Construction -- 0.63%
   ABB AB (a) ..........................   2,900     30,875

Forest Products & Paper -- 1.18%
    Stora Enso "R" .....................   4,338     37,912
    Stora Enso "A"......................   2,338     20,144
                                                  ---------
                                                     58,056
                                                  ---------

    Total Sweden .......................            196,380


                     See notes to the financial statements.

                 JNL/JPM INTERNATIONAL & EMERGING MARKETS SERIES

                                                     Market
                                         Shares       Value
                                         ------       -----
Common Stocks (continued)

Switzerland -- 12.03%
Banks -- 1.76%
     UBS AG (a) ........................     280  $  86,016

Food -- 2.00%
   Nestle SA ...........................      45     97,947

Insurance -- 4.21%
   Schweizerische Rueckversicherungs-
      Gesellschaft .....................      45    117,307
   Zurich Allied AG ....................     120     88,840
                                                   --------
                                                    206,147

Pharmaceuticals -- 1.75%
   Roche Holding AG ....................       7     85,404

Telecommunications - 2.31%
    Swisscom AG (a) ....................     270    113,016
                                                   --------

    Total Switzerland ..................            588,530

Turkey - 0.14%
Banks - 0.14%
     Yapi Kredi Bankasi ................ 577,964      6,686

United Kingdom -- 13.61%
Auto Parts & Equipment -- 0.72%
   LucasVarity Plc .....................  10,500     35,064

Banks -- 1.98%
   Lloyds TSB Group Plc ................   6,800     96,820

Commercial Services -- 0.36%
   Hays Plc ............................   2,000     17,611

Electric - 0.53%
    National Power .....................   3,000     25,868

Food -- 1.68%
   PIC International ...................   9,678     12,220
   Tate & Lyle Plc .....................  13,000     69,978
                                                   --------
                                                     82,198

Household Products -- 1.45%
   Unilever Plc ........................   6,300     70,861

Insurance -- 1.90%
   Allied Zurich Plc ...................   3,500     52,596
   Royal & Sun Alliance Insurance
      Group Plc ........................   5,000     40,704
                                                   --------
                                                     93,300

Oil & Gas Producers -- 1.18%
   Shell Transport & Trading Co. Plc ...   9,400     57,784

Pharmaceuticals -- 2.28%
   SmithKline Beecham Plc ..............   4,600     63,753

                                                     Market
                                         Shares       Value
                                         ------       -----
Common Stocks (continued)

United Kingdom (continued)
Pharmaceuticals (continued)
   Zeneca Group Plc ....................   1,100   $ 47,918
                                                   --------
                                                    111,671

Telecommunications -- 0.90%
   Cable and Wireless Plc (a) ..........   3,600     44,021

Tobacco -- 0.63%
   British American Tobacco Plc ........   3,500     30,819
                                                   --------

    Total United Kingdom ...............            666,017

United States -- 3.06%
Media -- 1.02%
   Central European Media
   Enterprises Ltd. ....................     100        656
   Grupo Televisa SA - GDR .............   2,000     49,375
                                                   --------
                                                     50,031
Oil & Gas Producers -- 0.86%
   Surgutneftegaz ......................   5,200     16,771
   YPF SA - ADR ........................     900     25,144
                                                   --------
                                                     41,915
Telecommunications - 0.87%
     Tele Norte Leste Participacoes-
ADR(a) .................................   3,394     42,213

Transportation -- 0.31%
   Stolt-Nielsen SA - ADR ..............   1,500     15,375
                                                   --------

    Total United States ................            149,534
                                                   --------

     Total Common Stocks
       (cost $4,410,493) ...............          4,503,224
                                                   --------

Preferred Stocks -- 1.21%

Germany -- 1.21%
Auto Manufacturers -- 0.38%
   Volkswagen AG .......................     370     18,427

Manufacturing -- 0.83%
   GEA AG ..............................   1,700     40,802
                                                   --------

    Total Germany ......................             59,229
                                                   --------

     Total Preferred Stocks
       (cost $71,727) ..................             59,229
                                                   --------

                                      Principal
                                        Amount
                                        ------
Corporate Bonds -- 0.89%

United Kingdom -- 0.89%
Food -- 0.89%
   Compass Group Plc, 5.75%,
   10/05/2007
         GBP............................  15,000     43,685
                                                   --------
     Total Corporate Bonds
       (cost $36,463) ..................             43,685
                                                   --------

                     See notes to the financial statements.

                 JNL/JPM INTERNATIONAL & EMERGING MARKETS SERIES

                                        Principal    Market
                                         Amount       Value
                                         ------       -----
Short Term Investments -- 5.88%

Money Market Fund -- 0.01%
   SSgA Money Market Fund, 4.85% (b) ... $   408 $      408

Repurchase Agreement -- 5.87%
   Repurchase agreement with State
   Street Bank, 2.00% (Collateralized by
   $275,000 U.S. Treasury Note, 5.875%,
   due 02/15/2004, market value
   $295,969) acquired on 12/31/1998,
   due 01/04/1999....................... 287,000    287,000
                                                  ---------

     Total Short Term Investments
       (cost $287,408) .................           287,408
                                                  ---------

Total Investments -- 100%
   (cost $4,806,091) ...................         $4,893,546
                                                  =========






--------------------------------------------------------------------------------
(a)  Non-income producing security.
(b) Dividend yields change daily to reflect current market conditions. Rate is the quoted yield as of December 31, 1998.


                     See notes to the financial statements.

                                        JNL/PIMCO TOTAL RETURN BOND SERIES
                                        PACIFIC INVESTMENT MANAGEMENT COMPANY
[PACIFIC INVESTMENT MANAGEMENT LOGO]    WILLIAM H. GROSS

OBJECTIVE:

JNL/PIMCO Total Return Bond Series seeks as its investment objective to realize maximum total return, consistent with preservation of capital and prudent investment management through investment in a diversified portfolio of fixed income securities of varying maturities. The average portfolio duration will normally vary within a three- to six-year time frame based on the sub-adviser's forecast for interest rates.

MONEY MANAGER COMMENTARY:

Extreme volatility in financial markets worldwide made 1998 one of the most difficult years in recent memory for fixed income managers. Still, market participants able to shift nimbly among all fixed income sectors delivered solid returns.

Following Russia's devaluation in August, concern about further currency devaluations and weak Asian economies made investors wary of taking risk. Heightened caution substantially reduced liquidity in most bond markets. Yield premiums required for holding non-Treasury bonds doubled for some securities between mid-summer and October as investors fled to safe assets.

During the fourth quarter, 50 basis points of interest rate cuts by the Federal Reserve, together with easing by other central banks, calmed the markets and restored liquidity. As confidence returned, Treasuries lost some appeal as a safe haven. Investors shifted money to other bond market sectors and to stocks, which surged to record highs. Yield premiums on corporate and emerging markets debt narrowed, though they remained well above levels seen earlier in the year.

Hopes of additional rate cuts in the near term faded late in the year in the face of a strong U.S. economy, reducing demand for Treasuries and driving yields up 10 to 30 basis points. Intermediate rates rose most and the yield curve flattened, as the difference in yield between two-year and 30-year maturities narrowed by 14 basis points.

Looking ahead, the Series will:

- Target portfolio duration at approximately 0.25 years above it's benchmark to capture gains from falling interest rates

- Emphasize short/intermediate maturity securities which should benefit as these rates decline more than long rates

- Maintain a cautious approach to risk given continued market uncertainty, with sector weightings near current levels

- Underweight investment-grade corporates while risks of renewed financial market turmoil persist.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
JNL/PIMCO TOTAL RETURN BOND SERIES AND THE
LEHMAN BROTHERS AGGREGATE BOND INDEX

[GRAPHIC]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

03/02/98              $10,000.00                $10,000.00
03/31/98               $9,940.00                 $9,917.91
04/30/98               $9,970.00                 $9,968.48
05/31/98              $10,200.00                $10,064.19
06/30/98              $10,330.00                $10,147.81
07/31/98              $10,290.00                $10,169.17
08/31/98              $10,440.00                $10,329.56
09/30/98              $10,650.00                $10,577.07
10/31/98              $10,540.00                $10,577.58
11/30/98              $10,510.00                $10,581.19
12/31/98              $10,569.69                $10,613.03

TOTAL RETURN
FOR THE PERIOD
FROM MARCH 2, 1998* TO
DECEMBER 31, 1998 ... 5.70%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST.

PERFORMANCE NUMBERS ARE NET OF ALL SERIES OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

------------
* Commencement of operations.

JNL Series Trust
JNL/PIMCO Total Return Bond Series

Statement of Assets and Liabilities
December 31, 1998

Assets
Investments in securities, at cost .....  $    6,082,505
                                          ==============

Investments in securities, at value ....  $    6,106,864
Interest receivable ....................          44,539
                                          --------------
Total assets ...........................       6,151,403
                                          --------------

Liabilities
Payables:
   Investment advisory fees ............           3,468
   Fund shares redeemed ................             118
Variation margin .......................             250
Other liabilities ......................          14,942
                                          --------------
Total liabilities ......................          18,778
                                          ==============
Net assets .............................  $    6,132,625
                                          ==============

Net assets consist of:
Paid-in capital ........................  $    6,121,855
Undistributed net investment income ....               -
Accumulated net realized loss
   on investments and future contracts .          (1,151)
Net unrealized appreciation
(depreciation) on:
   Investments .........................          24,359
   Futures contracts ...................         (12,438)
                                          ==============
Net assets .............................  $    6,132,625
                                          ==============

Total shares outstanding (no par
value),
   unlimited shares authorized
 ............authorized..................         603,395
                                          ==============

Net asset value, offering and
redemption
   price per share......................  $        10.16
                                          ==============



Statement of Operations
For the Period Ended December 31, 1998*

Investment income
   Interest ............................  $      211,843
                                          --------------

Expenses
   Investment advisory fees ............          25,652
   Custodian fees ......................          11,437
   Portfolio accounting fees ...........          13,984
   Professional fees ...................           4,463
   Other ...............................           1,797
                                          --------------
Total operating expenses ...............          57,333
Less:
   Reimbursement from Adviser ..........         (26,184)
                                          --------------
Net expenses ...........................          31,149
                                          --------------
Net investment income ..................         180,694
                                          --------------

Realized and unrealized gains (losses)
Net realized gain on:
   Investments .........................          35,855
   Futures contracts ...................          18,225
Net change in unrealized appreciation
(depreciation) on:
   Investments .........................          24,359
   Futures contracts ...................         (12,438)
                                          --------------
Net realized and unrealized gains ......          66,001
                                          --------------

Net increase in net assets
   from operations .....................  $      246,695
                                          ==============

--------------------------------------------------------------------------------
*    For period beginning March 2, 1998 (commencement of operations).

                     See notes to the financial statements.

JNL Series Trust
JNL/PIMCO Total Return Bond Series


Statement of Changes in Net Assets

                                           Period from
                                             March 2,
                                             1998* to
                                           December 31,
                                               1998
                                         ----------------
Operations:
  Net investment income ...............   $   180,694
  Net realized gain on:
    Investments .......................        35,855
    Futures contracts .................        18,225
  Net change in unrealized appreciation
  (depreciation) on:
     Investments ......................        24,359
    Futures contracts .................       (12,438)
                                          -----------
Net increase in net assets from
operations ............................       246,695
                                          -----------

Distributions to shareholders:
  From net investment income ..........      (182,399)
  From net realized gains on investment
     transactions .....................       (55,231)
                                          -----------
Total distributions to shareholders ...      (237,630)
                                          -----------

Share transactions:
  Proceeds from the sale of shares ....     7,323,899
  Reinvestment of distributions .......       237,630
  Cost of shares redeemed .............    (1,437,969)
                                          -----------
Net increase in net assets from share
   transactions .......................     6,123,560
                                          -----------

Net increase in net assets ............     6,132,625

Net assets beginning of period ........          --
                                          -----------

Net assets end of period ..............   $ 6,132,625
                                          ===========

Undistributed net investment income ...   $      --
                                          ===========



Financial Highlights

                                               Period from
                                                March 2,
                                                1998* to
                                              December 31,
                                                  1998
                                             ----------------
Selected Per Share Data

Net asset value, beginning of period ..   $      10.00
                                             ---------
Income from operations:
  Net investment income ...............           0.31
  Net realized and unrealized gains on
     investments and futures contracts            0.26
                                             ---------
Total income from operations ..........           0.57
                                             ---------

Less distributions:
  From net investment income ..........          (0.31)
  From net realized gains on investment
     transactions .....................          (0.10)
                                             ---------
Total distributions ...................          (0.41)
                                             ---------
Net increase ..........................           0.16
                                             ---------

Net asset value, end of period ........   $      10.16
                                             =========

Total Return (a) ......................           5.70%

Ratios and Supplemental Data:
  Net assets, end of period (in
  thousands) ..........................   $      6,133
  Ratio of net operating expenses to
  average  net assets (b) (c) .........           0.85%
  Ratio of net investment income to
  average net assets (b) (c) ..........           4.95%
  Portfolio turnover ..................         269.16%


Ratio information assuming no expense
   reimbursement:
  Ratio of net operating expenses to
  average net assets (b) ..............           1.57%
  Ratio of net investment income to
  average net assets (b) ..............           4.23%

--------------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for the period ended December 31, 1998.
(b)  Annualized for the period ended December 31, 1998.
(c)  Computed after giving effect to the Adviser's expense reimbursement.

                     See notes to the financial statements.

                       JNL/PIMCO TOTAL RETURN BOND SERIES

                             SCHEDULE OF INVESTMENTS
                                December 31, 1998


                                       Principal    Market
                                        Amount       Value
Asset Backed Securities - 3.28%

Diversified Financial Services -
3.28%
   Ford Credit Auto Owner Trust,
   5.73%,
     11/15/2000 .................... $ 200,000   $ 200,437
                                                 -----------

    Total Asset Backed Securities
     (cost $199,995) ...............               200,437
                                                 -----------

Corporate Bonds - 29.77%

Banks - 6.88%
   Nationsbank Corp., 6.20%,           200,000     203,620
   08/15/2003 ......................
   First Chicago, 8.25%, 06/15/2002    200,000     216,416
                                                 -----------
                                                   420,036

Chemicals - 3.57%
   Dow Chemical Co., 8.04%,
   07/02/2005 ......................   200,000     217,856

Diversified Financial Services -
5.46%
   Goldman Sachs Group LP, (144a)
     7.80%, 07/15/2002 .............   115,000     122,828
   Sears Roebuck Acceptance Corp.,
     7.03%, 06/04/2003 .............   200,000     210,426
                                                 -----------
                                                   333,254

Electric - 2.15%
   Niagara Mohawk Power Corp.,
   9.50%,
     06/01/2000 ....................   125,000     131,114

Insurance - 6.88%
   Allstate Corp., 6.75%,
   06/15/2003 ......................   200,000     209,460
   Safeco Corp., 7.02%, 09/18/2002 .   200,000     210,620
                                                 -----------
                                                   420,080

Sovereign - 3.18%
   Republic of Argentina, 8.573%,
     08/15/1999 ARS.................   200,000     194,480

Tobacco - 1.65%
   Philip Morris Cos. Inc., 6.15%,
     03/15/2000 ....................   100,000     100,830
                                                 -----------

     Total Corporate Bonds
       (cost $1,801,362) ...........             1,817,650
                                                 -----------

U.S. Government Securities - 31.73%

U.S. Government Agencies - 19.70%
   Federal Home Loan Mortgage Corp.,
     7.00%, 05/15/2023 ............. 1,181,228   1,203,159




                                       Principal    Market
                                        Amount       Value
                                        ------       -----
U.S. Government Securities
(continued)

U.S. Treasury Bonds - 12.03%
     10.75%, 08/15/2005 ............$  200,000  $  266,750
     8.00%, 11/15/2021 .............   350,000     467,961
                                                 -----------
                                                   734,711
                                                 -----------

     Total U.S. Government
     Securities
       (cost $1,930,241) ...........             1,937,870
                                                 -----------

Short Term Investments - 35.22%

Commercial Paper - 17.91%
   Ford Motor Credit Co., 5.51%,
      01/22/1999 ...................   200,000     199,357
   General Electric Capital Corp.,
   5.51%,
      01/25/1999 ...................   200,000     199,265
   General Motors Acceptance Corp.,
      5.51%, 01/25/1999 ............   200,000     199,265
   National Rural Utilities
   Cooperative Finance Corp., 4.88%,
   03/23/1999 ......................   300,000     296,706
   Procter & Gamble Co., 5.25%,
      02/05/1999 ...................   200,000     198,979
                                                 -----------
                                                 1,093,572

Money Market Fund - 0.00%
   SSgA Money Market Fund, 4.85%
   (a) .............................       464         464

Repurchase Agreement - 2.11%
   Repurchase agreement with State
   Street
      Bank, 2.00% (Collateralized by
      $125,000 U.S. Treasury Note,
      5.875%, due 02/15/2004, market
      value $134,531), acquired on
      12/31/1998, due 01/04/1999 ...   129,000     129,000

U.S. Government Agencies - 14.71%
   Federal Home Loan Bank Discount
     Note, 5.12%, 01/20/1999 .......   200,000     199,460
   Federal Home Loan Mortgage Corp.
     Discount Note, 5.08%,
   01/15/1999 ......................   700,000     698,617
                                                 -----------
                                                   898,077

U.S. Treasury Bills - 0.49%
   3.96%, 03/04/1999 (b)............    20,000      19,864
   4.09%, 03/04/1999 (b)............    10,000       9,930
                                                 -----------

                                                    29,794
                                                 -----------

     Total Short Term Investments
      (cost $2,150,907) ............             2,150,907
                                                 -----------

Total Investments - 100%
   (cost $6,082,505) ...............            $6,106,864

                             Number of  Expiration     Market       Unrealized
     Issuer                  Contracts     Date         Value      Depreciation
     ------                  ---------     ----         -----      ------------
     U.S. Treasury Notes        8        March 1999    $ 953,250  $     (12,438)


                     See notes to the financial statements.

                                  JNL/PUTNAM GROWTH SERIES
                                  PUTNAM INVESTMENT MANAGEMENT, INC.
[PUTNAM INVESTMENTS LOGO]         C. BETH COTNER

OBJECTIVE:

JNL/Putnam Growth Series seeks as its investment objective long-term growth of capital. Since income is not an objective, any income generated by the investment of this Series' assets will be incidental to its objectives. It is intended that this Series will invest primarily in the common stocks of companies believed to have the opportunity for capital growth.

MONEY MANAGER COMMENTARY:

For much of 1998, U.S. equities performed extremely well, although in late summer, the market took a decided dip as investors grew skittish about continued financial and economic turmoil among developing nations. Stocks recovered as fall wore on, closing out their fourth consecutive year of sparkling returns. Large-capitalization stocks continued to outpace small- and mid-cap stocks, and companies whose operations were primarily domestic fared better than manufacturers and exporters with links to Asia. In addition, growth stocks outperformed their value counterparts.

The Series fared well during the first half of 1998, benefiting from strong performance in large-cap technology stocks. In the tumultuous third quarter of 1998, the Series lagged the benchmark as holdings in the finance sector dragged down returns. By fourth quarter, however, the Series handily outperformed the index due in large part to overweight exposure to the surging technology area, the quarter's top-performing sector. Strong stock selection among consumer stocks in the fourth quarter was also a major contributor to performance.

Overweighting three of the year's top-performing sectors, technology, health care and consumer cyclicals, aided returns throughout the period. In technology, the focus was on software and PC companies, while in health care, the emphasis was on major pharmaceuticals. In consumer cyclicals, significant positions were held in major retailers, which were particularly robust in the fourth quarter.

Looking ahead, the market will likely remain volatile, given the unsettled nature of the global economy, yet the U.S. continues to benefit from low inflation and recent declines in interest rates. This unique environment may serve as the foundation for domestic stability, helping to maintain investor confidence and nurture growth. In this environment, we are maintaining our disciplined approach to stock selection, which we believe will result in superior returns over time. The Series remains overweighted in consumer cyclicals (primarily retail) and in selected technology and health-care areas. Sectors in which earnings growth is less evident and in which the Series is underweighted include energy, basic industry, and utilities.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
JNL/PUTNAM GROWTH SERIES AND THE S&P 500 INDEX

[GRAPHIC]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

5/15                            $10,000           $10,000
6/30                            $10,540           $10,356
9/30                            $12,080           $11,179
12/31/1995                      $12,734           $11,851
3/31                            $13,769           $12,487
6/30                            $15,356           $13,046
9/30                            $15,521           $13,448
12/31/1996                      $16,148           $14,568
3/31                            $15,887           $14,958
6/30                            $17,614           $17,567
9/30                            $19,057           $18,882
12/31/1997                      $19,624           $19,424
3/31                            $22,891           $22,134
6/30                            $24,142           $22,863
9/30                            $21,246           $20,593
12/31/1998                      $26,556           $24,975

AVERAGE ANNUAL
TOTAL RETURN

1 year.................. 34.93%
Since inception * ...... 30.82%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST.

PERFORMANCE NUMBERS ARE NET OF ALL SERIES OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

------------

* Inception date May 15, 1995. Prior to May 1, 1997, the JNL/Putnam Growth Series was the JNL/Phoenix Investment Counsel Growth Series and was sub-advised by Phoenix Investment Counsel, Inc.

JNL Series Trust
JNL/Putnam Growth Series



Statement of Assets and Liabilities
December 31, 1998

Assets
Investments in securities, at cost .......$   131,729,578
                                          ================

Investments in securities, at value ......$   181,785,947
Receivables:
   Dividends and interest .................        87,988
   Fund shares sold .......................       136,823
   Investment securities sold .............       505,010
Collateral for securities loaned ..........    13,376,071
                                          ----------------
Total assets ..............................   195,891,839
                                          ----------------

Liabilities
Payables:
   Investment advisory fees ...............       128,357
   Fund shares redeemed ...................        44,312
   Investment securities purchased ........       213,889
Return of collateral for securities
loaned ....................................    13,376,071
Other liabilities .........................        31,741
                                          ----------------
Total liabilities .........................    13,794,370
                                          ----------------
Net assets ...............................$   182,097,469
                                          ================

Net assets consist of:
Paid-in capital ..........................$   131,849,723
Undistributed net investment income .......             -
Accumulated net realized gain on
investments................................       191,377
Net unrealized appreciation on
investments ...............................    50,056,369
                                          ================
Net assets ...............................$   182,097,469
                                          ================

Total shares outstanding (no par
value), unlimited shares authorized.......      7,959,785
                                          ================

Net asset value, offering and
redemption price per share................$         22.88
                                          ================

Statement of Operations
For the Year Ended December 31, 1998

Investment income
   Dividends ..............................$      924,924
   Interest ...............................       268,739
   Foreign tax withholding ................          (316)
                                           ---------------
Total investment income  ..................     1,193,347
                                           ---------------

Expenses
   Investment advisory fees ...............     1,144,908
   Custodian fees .........................        40,488
   Portfolio accounting fees ..............        24,901
   Professional fees ......................        37,770
   Other ..................................        31,570
                                           ---------------
Total operating expenses ..................     1,279,637
Less:
   Reimbursement from Adviser .............             -
                                           ---------------
Net expenses ..............................     1,279,637
                                           ---------------
Net investment loss .......................       (86,290)
                                           ---------------

Realized and unrealized gains
Net realized gain on investments ..........       227,951
Net change in unrealized appreciation
   on investments .........................    39,483,153
                                           ---------------
Net realized and unrealized gains .........    39,711,104
                                           ---------------

Net increase in net assets
   from operations ........................$   39,624,814
                                           ===============

                     See notes to the financial statements.

JNL Series Trust
JNL/Putnam Growth Series

Statements of Changes in Net Assets


                                                                                             Year ended December 31,
                                                                                         ----------------------------------
                                                                                              1998              1997
                                                                                         ----------------  ----------------

Operations:
  Net investment income (loss) ........................................................  $      (86,290)   $      169,636
  Net realized gain (loss) on:
    Investments .......................................................................          227,951         1,060,161
    Foreign currency related items ....................................................                -                (4)
  Net change in unrealized appreciation on investments ................................       39,483,153        10,282,868
                                                                                         ----------------  ----------------
Net increase in net assets from operations ............................................       39,624,814        11,512,661
                                                                                         ----------------  ----------------

Distributions to shareholders:
  From net investment income ..........................................................          (85,266)          (84,366)
  From net realized gains on investment transactions ..................................         (263,115)       (1,494,204)
                                                                                         ----------------  ----------------
Total distributions to shareholders ...................................................         (348,381)       (1,578,570)
                                                                                         ----------------  ----------------

Share transactions:
  Proceeds from the sale of shares ....................................................       87,352,638        73,766,092
  Reinvestment of distributions .......................................................          348,381         1,560,371
  Cost of shares redeemed .............................................................      (28,492,435)      (24,451,617)
                                                                                         ----------------  ----------------
Net increase in net assets from share transactions ....................................       59,208,584        50,874,846
                                                                                         ----------------  ----------------

Net increase in net assets ............................................................       98,485,017        60,808,937

Net assets beginning of period ........................................................       83,612,452        22,803,515
                                                                                         ----------------  ----------------

Net assets end of period ..............................................................  $   182,097,469   $    83,612,452
                                                                                         ================  ================

Undistributed net investment income ...................................................  $             -   $        85,266
                                                                                         ================  ================

                     See notes to the financial statements.

JNL Series Trust
JNL/Putnam Growth Series

Financial Highlights



                                                                                                         Period from     Period from
                                                                                                           April 1,        May 15,
                                                                           Year ended December 31,         1996 to         1995* to
                                                                        -------------------------------  December 31,     March 31,
                                                                             1998            1997            1996            1996
                                                                        --------------- --------------- --------------- ------------
Selected Per Share Data

Net asset value, beginning of period .................................     $  16.99       $   14.21       $   12.50       $  10.00
                                                                        --------------- --------------- --------------- -----------
Income from operations:
  Net investment income (loss) .......................................                         0.04            0.04           0.01
                                                                              (0.01)
  Net realized and unrealized gains on investments ...................         5.94            3.07            2.12           3.66
                                                                        --------------- --------------- --------------- ------------
Total income from operations .........................................         5.93            3.11            2.16           3.67
                                                                        --------------- --------------- --------------- ------------

Less distributions:
  From net investment income .........................................        (0.01)          (0.02)          (0.05)             -
  From net realized gains on investment transactions .................        (0.03)          (0.31)          (0.40)         (1.17)
                                                                        --------------- --------------- --------------- ------------
Total distributions ..................................................        (0.04)          (0.33)          (0.45)         (1.17)
                                                                        --------------- --------------- --------------- ------------
Net increase .........................................................         5.89            2.78            1.71           2.50
                                                                        --------------- --------------- --------------- ------------

Net asset value, end of period .......................................    $   22.88       $   16.99       $   14.21       $  12.50
                                                                        =============== =============== =============== ============

Total Return (a) .....................................................        34.93%          21.88%          17.28%         37.69%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ...........................    $ 182,097       $  83,612       $  22,804       $  2,518
  Ratio of net operating expenses to average net assets (b) (c) ......         1.01%           1.05%           1.04%          0.95%
  Ratio of net expenses to average net assets (c) ....................            -            1.13%              -              -
  Ratio of net investment income (loss) to average net assets (b) (c)         (0.07)%           0.31%           0.94%          0.28%
  Portfolio turnover .................................................        70.55%         194.81%         184.33%        255.03%


Ratio information assuming no expense reimbursement or
   fees paid indirectly:
   Ratio of net operating expenses to average net assets (b) .........         1.01%           1.05%           1.27%          5.38%
   Ratio of net investment income (loss) to average net assets (b) ...        (0.07)%          0.31%           0.71%         (4.15)%

------------------------------------------------------------------------------------------------------------------------------------

*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for the periods ended December 31, 1996 and March 31, 1996.
(b)  Annualized for the periods ended December 31, 1996 and March 31, 1996.
(c) Computed after giving effect to the Adviser's expense reimbursement and fees paid indirectly.

                     See notes to the financial statements.

                            JNL/PUTNAM GROWTH SERIES

                             SCHEDULE OF INVESTMENTS
                                December 31, 1998


                                                    Market
                                        Shares       Value
                                        ------       -----
Common Stocks - 95.47%

Advertising - 1.34%
   Interpublic Group of Companies
   Inc. ............................    30,500  $2,432,375

Aerospace & Defense - 0.93%
   United Technologies Corp. .......    15,600   1,696,500

Banks - 4.59%
   Comerica Inc. ...................    24,900   1,697,869
   Fifth Third Bancorp (c) .........    18,550   1,322,847
   Firstar Corp. (c) ...............    24,112   2,248,444
   Wells Fargo Co. .................    76,800   3,067,200
                                                 ---------
                                                 8,336,360

Biotechnology - 0.47%
   Centocor Inc. (a) (c) ...........    18,900     852,862

Building Materials - 0.49%
   Masco Corp. .....................    30,700     882,625

Commercial Services - 0.47%
   Quintiles Transnational Corp.
   (a) (c) .........................    16,100     859,338

Computers - 8.58%
   Ascend Communications Inc. (a)
   (c) .............................    24,200   1,591,150
   Cisco Systems Inc. (a) ..........    19,900   1,846,969
   Computer Sciences Corp. .........    23,200   1,494,950
   Dell Computer Corp. (a) .........    20,500   1,500,344
   EMC Corp. .......................    34,000   2,890,000
   International Business Machines
   Corp. ...........................    24,000   4,434,000
   Sun Microsystems Inc. (a) .......    13,400   1,147,375
   3Com Corp. (a) ..................    15,400     690,113
                                                 ---------
                                                15,594,901

Cosmetics & Personal Care - 1.95%
   Colgate-Palmolive Co. ...........    21,300   1,978,237
   Estee Lauder Cos. Inc. (c) ......    18,400   1,573,200
                                                 ---------
                                                 3,551,437

Diversified Financial Services -
5.91%
   American Express Co. ............    10,800   1,104,300
   Associates First Capital Corp. ..    20,000     847,500
   Federal Home Loan Mortgage Corp.     62,600   4,033,788
   MBNA Corp. ......................   107,850   2,689,509
   Merrill Lynch & Co. Inc. ........    11,900     794,325
   Providian Financial Corp. .......    17,055   1,279,125
                                                 ---------
                                                10,748,547

Electric - 0.86%
   PECO Energy Co. .................    37,600   1,565,100

Environmental Control - 1.00%
   Waste Management Inc. (c) .......    39,100   1,823,037

Food - 3.35%
   Kroger Co. ......................    13,300     804,650
   Quaker Oats Co...................    16,500     981,750
   Safeway Inc. (a) ................    52,200   3,180,937

                                                    Market
                                        Shares       Value
                                        ------       -----
Common Stocks (continued)

Food (continued)
   Sara Lee Corp....................    40,000  $1,127,500
                                                 ---------
                                                 6,094,837

Household Products - 0.58%
   Clorox Co. ......................     9,000   1,051,313

Insurance - 3.06%
   American General Corp. ..........    16,800   1,310,400
   American International Group
   Inc. ............................    27,000   2,608,875
   SunAmerica Inc. .................    20,200   1,638,725
                                                 ---------
                                                 5,558,000

Leisure Time - 1.30%
   Carnival Corp. ..................    49,200   2,361,600

Manufacturing - 5.68%
   General Electric Co. ............    44,100   4,500,956
   Tyco International Ltd. .........    77,100   5,816,231
                                                 ---------
                                                10,317,187

Media - 6.36%
   TCI Group (a) ...................    44,900   2,483,531
   TCI Ventures Group (a) ..........    73,600   1,734,200
   Time Warner Inc. ................    76,200   4,729,163
   Viacom Inc. "B" (a) .............    35,400   2,619,600
                                                 ---------
                                                11,566,494

Office & Business Equipment - 0.81%
   Pitney Bowes Inc. ...............    22,300   1,473,194

Oil & Gas Producers - 1.73%
   Exxon Corp. .....................    43,000   3,144,375

Pharmaceuticals - 11.59%
   Bristol-Myers Squibb Co. ........    27,700   3,706,606
   Cardinal Health Inc. ............    19,650   1,490,944
   Eli Lilly & Co. .................    34,000   3,021,750
   McKesson Corp. (c) ..............     9,300     735,281
   Pfizer Inc. .....................    28,000   3,512,250
   Schering-Plough Corp. ...........    79,400   4,386,850
   Warner-Lambert Co. ..............    56,000   4,210,500
                                                 ---------
                                                21,064,181

Retail - 13.28%
   Costco Cos. Inc. (c) ............    44,400   3,205,125
   CVS Corp. .......................    84,200   4,631,000
   Gap Inc. ........................    16,650     936,563
   Home Depot Inc. .................    54,700   3,346,956
   TJX Cos. Inc. ...................    81,200   2,354,800
   Tricon Global Restaurants Inc.
   (a) .............................    21,500   1,077,688
   Wal-Mart Stores Inc. ............    69,500   5,659,906
   Walgreen Co. ....................    50,000   2,928,125
                                                 ---------
                                                24,140,163

Savings & Loans - 0.13%
   Charter One Financial Inc. ......     8,700     241,425


                     See notes to the financial statements.

                            JNL/PUTNAM GROWTH SERIES

                                                    Market
                                      Shares         Value
Common Stocks (continued)

Semiconductors - 2.56%
   Intel Corp. .....................    32,000  $3,794,000
   Micron Technology Inc. (c) ......    17,000     859,562
                                                 ---------
                                                 4,653,562

Software - 7.79%
   America Online Inc. (c) .........     6,700     969,825
   BMC Software Inc. (a) ...........    39,770   1,772,251
   Compuware Corp. (a) .............    20,500   1,601,562
   HBO & Co. .......................    77,300   2,217,544
   IMS Health Inc. (c) .............    18,600   1,403,137
   Microsoft Corp. (a) .............    44,700   6,199,331
                                                 ---------
                                                14,163,650

Telecommunications - 9.83%
   AirTouch Communications Inc. (a)     17,600   1,269,400
   General Instrument Corp. (a) ....    21,600     733,050
   Lucent Technologies Inc. ........    49,500   5,445,000
   MCI WorldCom Inc. (a) ...........    62,700   4,498,725
   SBC Communications Inc. .........    54,600   2,927,925
   Sprint Corp. ....................    35,600   2,994,850
                                                 ---------
                                                17,868,950

Tobacco - 0.83%
   Philip Morris Cos. Inc. .........    28,200   1,508,700
                                                 ---------

     Total Common Stocks
       (cost $123,494,344) .........           173,550,713
                                               -----------


                                       Principal    Market
                                        Amount       Value
                                        ------       -----
Short Term Investments - 4.53%

Commercial Paper - 1.65%
   Windmill Funding Corp.,
      5.28%, 01/13/1999 ...........  $3,000,000 $2,994,720

Money Market Fund - 0.00%
   SSgA Money Market Fund, 4.85%
   (b) ............................        514         514

Repurchase Agreement - 2.88%
   Repurchase agreement with Swiss
   Bank, 4.75% (Collateralized by
   $4,294,000 U.S. Treasury Bond,
   7.50%, due 11/15/2016, market
   value $5,373,535) acquired on
   12/31/1998, due 1/04/1999 ...... 5,240,000    5,240,000
                                              ------------

     Total Short Term Investments
       (cost $8,235,234)...........              8,235,234
                                              ------------

Total Investments - 100%
   (cost $131,729,578) .............          $181,785,947
                                              ============

--------------------------------------------------------------------------------
(a)  Non-income producing security.
(b) Dividend yields change daily to reflect current market conditions. Rate is the quoted yield as of December 31, 1998.
(c)  All or a portion of this security has been loaned.


                     See notes to the financial statements.

                                  JNL/PUTNAM VALUE EQUITY SERIES
                                  PUTNAM INVESTMENT MANAGEMENT, INC.
[PUTNAM INVESTMENTS LOGO]         ANTHONY I. KREISEL

OBJECTIVE:

JNL/Putnam Value Equity Series seeks as its investment objective capital growth, with income as a secondary objective by investing primarily in common stocks which the sub-adviser believes to be undervalued relative to underlying asset value or earnings potential at the time of purchase.

MONEY MANAGER COMMENTARY:

Throughout 1998, though large-cap stocks outperformed their small-cap counterparts, growth equities overshadowed value. Growth equities, which dominate the S&P 500, have been in favor over the past four years, a preference that has made it difficult for value portfolios to outperform the Index. As a result, the Series underperformed the S&P 500 Index for the year ended December 31, 1998.

The Series did benefit from market weighting in two of the top-performing sectors, utilities and consumer cyclicals. Strong stock selection in the other two (growth-oriented) top performers, technology and health care, also contributed to results.

The average technology holding in the Series returned over 53% for the year. The top contributors to total return for the year included Texas Instruments (+90.1%), IBM (+76.7%), Intel Corp. (+68.8%), and Xerox (+59.9%). The Series'
health-care stocks rose 42%; stocks that contributed significantly to performance included Pharmacia & Upjohn (+54.6%), American Home Products (+47.2%), and Bristol-Myers Squibb (+41.4%).

Overweighting the more cyclically oriented basic industrial, transportation, energy, and financial services hindered performance throughout the year. Money-center banks underperformed, with Citigroup and BankAmerica declining 17.8% and 32%, respectively. Specialty chemicals and oil also lagged.

Looking ahead, while we anticipate ongoing volatility, we believe that the Series is well positioned to capture the long-term appreciation potential of undervalued but fundamentally sound large-cap value companies. We continue to emphasize companies with domestic exposure and minimal Asian earnings exposure, which is illustrated by our overweight position in utilities and financial.

We are emphasizing companies with high-quality earnings growth, including a number of technology companies providing value-added increases in productivity and health-care companies demonstrating earnings growth from new products. We are also focused on companies benefiting from merger activity and on those exposed to the U.S. consumer.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
JNL/PUTNAM VALUE EQUITY SERIES AND THE S&P 500 INDEX

[GRAPHIC]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

5/15                                      $10,000          $10,000
6/30                                      $10,340          $10,356
9/30                                      $11,380          $11,179
12/31/1995                                $12,261          $11,851
3/31                                      $13,114          $12,487
6/30                                      $13,617          $13,046
9/30                                      $13,904          $13,448
12/31/1996                                $15,244          $14,568
3/31                                      $15,580          $14,958
6/30                                      $17,357          $17,567
9/30                                      $18,619          $18,882
12/31/1997                                $18,570          $19,424
3/31                                      $20,602          $22,134
6/30                                      $20,127          $22,863
9/30                                      $17,908          $20,593
12/31/1998                                $20,888          $24,975

AVERAGE ANNUAL
TOTAL RETURN

1 year.................. 12.48%
Since inception * ...... 22.46%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST.

PERFORMANCE NUMBERS ARE NET OF ALL SERIES OPERATING EXPENSES, BUT DO NOT REFLECT DEDUCTION OF INSURANCE CHARGES.

------------

* Inception date May 15, 1995. Prior to May 1, 1997, the JNL/Putnam Value Equity Series was PPM America/JNL Value Equity Series and was sub-advised by PPM America, Inc.

JNL Series Trust
JNL/Putnam Value Equity Series


Statement of Assets and Liabilities
December 31, 1998

Assets
Investments in securities, at cost .......$    181,738,357
                                          ================

Investments in securities, at value ......$    195,623,579
Receivables:
   Dividends and interest .................       363,892
   Foreign taxes recoverable ..............         6,480
   Fund shares sold .......................        99,050
   Investment securities sold .............        68,522
Collateral for securities loaned ..........    12,080,761
                                          ----------------
Total assets ..............................   208,242,284
                                          ----------------

Liabilities
Payables:
   Investment advisory fees ...............       144,632
   Fund shares redeemed ...................        43,904
Return of collateral for securities            12,080,761
loaned ....................................
Other liabilities .........................        37,230
                                          ----------------
Total liabilities .........................    12,306,527
                                          ================
Net assets ................................ $  195,935,757
                                          ================

Net assets consist of:
Paid-in capital ........................... $  179,704,230
Undistributed net investment income .......              -
Accumulated net realized gain on
   investments and foreign currency
   related items ..........................     2,346,305
Net unrealized appreciation on
investments ...............................    13,885,222
                                          ================
Net assets ................................ $  195,935,757
                                          ================

Total shares outstanding (no par
value), unlimited shares authorized........     10,742,197
                                          ================

Net asset value, offering and
redemption price per share................. $        18.24
                                          ================



Statement of Operations
For the Year Ended December 31, 1998

Investment income
   Dividends .............................. $    2,955,262
   Interest ...............................        301,147
   Foreign tax withholding ................        (12,134)
                                           ---------------
Total investment income ...................      3,244,275
                                           ---------------

Expenses
   Investment advisory fees ...............      1,403,297
   Custodian fees .........................         60,589
   Portfolio accounting fees ..............         24,561
   Professional fees ......................         45,575
   Other ..................................         43,497
                                           ---------------
Total operating expenses ..................      1,577,519
Less:
   Reimbursement from Adviser .............              -
                                           ---------------
Net expenses ..............................      1,577,519
                                           ---------------
Net investment income .....................      1,666,756
                                           ---------------

Realized and unrealized gains
Net realized gain on:
   Investments ............................      7,450,950
   Foreign currency related items .........              7
Net change in unrealized appreciation
   on investments .........................      8,167,931
                                           ---------------
Net realized and unrealized gains .........     15,618,888
                                           ---------------

Net increase in net assets
   from operations ........................ $   17,285,644
                                           ===============


                     See notes to the financial statements.

JNL Series Trust
JNL/Putnam Value Equity Series

Statements of Changes in Net Assets




                                                                                                  Year ended December 31,
                                                                                              ----------------------------------
                                                                                                   1998              1997
                                                                                              ----------------  ----------------

Operations:
  Net investment income ....................................................................  $     1,666,756    $      795,372
  Net realized gain (loss) on:
     Investments ...........................................................................        7,450,950         4,469,530
    Foreign currency related items .........................................................                7                (3)
  Net change in unrealized appreciation on investments .....................................        8,167,931         3,766,196
                                                                                              ----------------  ----------------
Net increase in net assets from operations .................................................       17,285,644         9,031,095
                                                                                              ----------------  ----------------

Distributions to shareholders:
  From net investment income ...............................................................       (1,674,663)         (792,740)
  From net realized gains on investment transactions .......................................       (5,357,383)       (4,348,955)
                                                                                              ----------------  ----------------
Total distributions to shareholders ........................................................       (7,032,046)       (5,141,695)
                                                                                              ----------------  ----------------

Share transactions:
  Proceeds from the sale of shares .........................................................       99,834,026        87,596,492
  Reinvestment of distributions ............................................................        7,032,046         5,112,708
  Cost of shares redeemed ..................................................................      (29,748,935)       (5,794,256)
                                                                                              ----------------  ----------------
Net increase in net assets from share transactions .........................................       77,117,137        86,914,944
                                                                                              ----------------  ----------------

Net increase in net assets .................................................................       87,370,735        90,804,344

Net assets beginning of period .............................................................      108,565,022        17,760,678
                                                                                              ----------------  ----------------

Net assets end of period ...................................................................  $   195,935,757   $   108,565,022
                                                                                              ================  ================

Undistributed net investment income ........................................................  $           -     $         7,901
                                                                                              ================  ================



                     See notes to the financial statements.

JNL Series Trust
JNL/Putnam Value Equity Series

Financial Highlights



                                                                                                         Period from     Period from
                                                                                                           April 1,        May 15,
                                                                           Year ended December 31,         1996 to         1995* to
                                                                        -------------------------------  December 31,     March 31,
                                                                             1998            1997            1996            1996
                                                                        --------------- --------------- --------------- ------------
Selected Per Share Data

Net asset value, beginning of period .................................    $   16.82       $   14.50       $   12.77       $   10.00
                                                                        --------------- --------------- --------------- ------------
Income from operations:
  Net investment income ..............................................         0.16            0.13            0.10            0.23
  Net realized and unrealized gains on investments and
    foreign currency related items ...................................         1.94            3.03            1.97            2.86
                                                                        --------------- --------------- --------------- ------------
Total income from operations .........................................         2.10            3.16            2.07            3.09
                                                                        --------------- --------------- --------------- ------------

Less distributions:
  From net investment income .........................................        (0.16)          (0.13)          (0.15)          (0.17)
  From net realized gains on investment transactions .................        (0.52)          (0.71)          (0.19)          (0.15)
                                                                        --------------- --------------- --------------- ------------
Total distributions ..................................................        (0.68)          (0.84)          (0.34)          (0.32)
                                                                        --------------- --------------- --------------- ------------
Net increase .........................................................         1.42            2.32            1.73            2.77
                                                                        --------------- --------------- --------------- ------------

Net asset value, end of period .......................................    $   18.24       $   16.82       $   14.50       $   12.77
                                                                        =============== =============== =============== ============

Total Return (a) .....................................................        12.48%          21.82%          16.25%          31.14%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ...........................    $ 195,936       $ 108,565       $  17,761      $    3,365
  Ratio of net operating expenses to average net assets (b) (c) ......         1.01%           1.03%           0.85%           0.87%
  Ratio of net investment income to average net assets (b) (c) .......         1.06%           1.43%           2.29%           2.33%
  Portfolio turnover .................................................        77.80%         112.54%          13.71%          30.12%


Ratio information assuming no expense reimbursement or
  fees paid indirectly:
  Ratio of net operating expenses to average net assets (b) ..........         1.01%           1.09%           1.53%           2.28%
  Ratio of net investment income to average net assets (b) ...........         1.06%           1.37%           1.61%           0.91%

------------------------------------------------------------------------------------------------------------------------------------

*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for the periods ended December 31, 1996 and March 31, 1996.
(b)  Annualized for the periods ended December 31, 1996 and March 31, 1996.
(c) Computed after giving effect to the Adviser's expense reimbursement and fees paid indirectly.


                     See notes to the financial statements.

                         JNL/PUTNAM VALUE EQUITY SERIES

                             SCHEDULE OF INVESTMENTS
                                December 31, 1998

                                                    Market
                                        Shares       Value
                                        ------       -----
Common Stocks -96.84%

Aerospace & Defense - 0.77%
   Raytheon Co. "A" (c) ............    22,115  $1,143,069
   Raytheon Co. "B" ................     6,900     367,425
                                                 ---------
                                                 1,510,494

Airlines - 0.78%
   Southwest Airlines (c) ..........    68,042   1,526,692

Auto Manufacturers - 2.28%
   Ford Motor Co. ..................    39,060   2,292,334
   General Motors Corp. ............    30,280   2,166,913
                                                 ---------
                                                 4,459,247

Auto Parts & Equipment - 0.76%
   Dana Corp. ......................    10,665     435,932
   Goodyear Tire & Rubber Co. ......    20,700   1,044,056
                                                 ---------
                                                 1,479,988

Banks - 11.67%
   BankAmerica Corp. ...............    65,206   3,920,511
   BankBoston Corp. ................    48,335   1,882,044
   Bank One Corp. ..................    52,193   2,665,105
   Chase Manhattan Corp. ...........    31,840   2,167,110
   First Union Corp. ...............    21,205   1,289,529
   Fleet Financial Group Inc. ......    33,630   1,502,841
   J.P. Morgan & Co. Inc. ..........    21,205   2,227,850
   Mercantile Bancorporation Inc. ..    24,945   1,150,588
   National City Corp. .............    21,250   1,540,625
   PNC Bank Corp. ..................    29,526   1,598,095
   Summit Bancorp ..................    13,975     610,533
   Wells Fargo Co. .................    56,900   2,272,444
                                                 ---------
                                                22,827,275

Beverages - 1.96%
   Anheuser-Busch Cos. Inc. ........    31,260   2,051,437
   Whitman Corp. ...................    70,440   1,787,415
                                                 ---------
                                                 3,838,852

Chemicals - 1.98%
   E.I. du Pont de Nemours & Co. ...    43,200   2,292,300
   Eastman Chemical Co. ............    22,350   1,000,163
   Witco Corp. .....................    36,970     589,209
                                                 ---------
                                                 3,881,672

Computers - 3.63%
   Compaq Computer Corp. ...........    63,170   2,649,192
   International Business Machines
   Corp. ...........................    20,595   3,804,926
   NCR Corp. (a) ...................     1,600      66,800
   Sun Microsystems Inc. (a) .......     6,655     569,834
                                                 ---------
                                                 7,090,752

Cosmetics & Personal Care - 1.03%
   Colgate-Palmolive Co. ...........    13,280   1,233,380
   Kimberly-Clark Corp. ............    14,315     780,168
                                                 ---------
                                                 2,013,548


                                                    Market
                                        Shares       Value
                                        ------       -----
Common Stocks (continued)

Diversified Financial Services -
5.63%
   American Express Co. ............    11,700  $1,196,325
   Citigroup Inc. ..................    79,075   3,914,212
   Federal National Mortgage
   Association .....................    31,350   2,319,900
   Lehman Brothers Holdings Inc. ...    44,580   1,964,306
   Merrill Lynch & Co. Inc. ........    24,105   1,609,009
                                                 ---------
                                                11,003,752

Electric  - 4.86%
   Consolidated Edison Inc. ........    34,190   1,807,796
   Dominion Resources Inc. .........    32,170   1,503,947
   Duke Energy Corp. ...............    25,060   1,605,406
   Edison International ............    48,600   1,354,725
   Entergy Corp. ...................    54,615   1,699,892
   Texas Utilities Co. .............    33,045   1,542,788
                                                 ---------
                                                 9,514,554

Electrical Equipment - 0.78%
   Emerson Electric Co. ............    25,210   1,525,205

Environmental Control - 0.62%
   Waste Management Inc. ...........    26,090   1,216,446

Food - 3.11%
   General Mills Inc. (c) ..........    18,265   1,420,104
   H.J. Heinz Co. ..................    25,845   1,463,473
   Nabisco Holdings Corp. ..........    12,600     522,900
   Quaker Oats Co. .................    23,170   1,378,615
   Sara Lee Corp. ..................    45,720   1,288,733
                                                 ---------
                                                 6,073,825

Forest Products & Paper - 0.78%
   Boise Cascade Corp. .............    49,285   1,527,835

Health Care - 2.18%
   Baxter International Inc. .......    38,460   2,473,459
   Johnson & Johnson Co. ...........    21,315   1,787,796
                                                 ---------
                                                 4,261,255

Household Products  - 0.90%
   Clorox Co. (c) ..................    15,140   1,768,541

Insurance - 5.06%
   Aetna Inc. ......................    14,260   1,121,192
   Allstate Corp. (c) ..............    38,580   1,490,152
   American General Corp. ..........    33,775   2,634,450
   Aon Corp. .......................    23,360   1,293,560
   CIGNA Corp. .....................    32,015   2,475,160
   Equitable Cos. Inc. .............    15,300     885,488
                                                 ---------
                                                 9,900,002

Leisure Time - 0.87%
   Hasbro Inc. (c) .................    47,165   1,703,836

Machinery - 1.01%
   Deere & Co. (c) .................    41,395   1,371,209
   Rockwell International Corp. ....    12,530     608,488
                                                 ---------
                                                 1,979,697

                     See notes to the financial statements.

                         JNL/PUTNAM VALUE EQUITY SERIES

                                                    Market
                                        Shares       Value
                                        ------       -----
Common Stocks (continued)

Manufacturing  - 3.34%
   Eastman Kodak Co. ...............    22,695  $1,634,040
   General Electric Co. ............    30,855   3,149,138
   Minnesota Mining & Manufacturing
   Co...............................    24,460   1,739,718
                                                 ---------
                                                 6,522,896

Media - 2.34%
   McGraw-Hill  Cos. Inc. ..........    10,825   1,102,797
   MediaOne Group Inc. (a) .........    39,680   1,864,960
   Times Mirror Co. (c) ............    28,880   1,617,280
                                                 ---------
                                                 4,585,037

Office & Business Equipment  - 2.42%
   Pitney Bowes Inc. ...............     9,545     630,567
   Xerox Corp. .....................    34,830   4,109,940
                                                 ---------
                                                 4,740,507

Oil & Gas Producers - 9.72%
   Atlantic Richfield Co. ..........    37,595   2,453,074
   BP Amoco Plc ADR (c) ............    19,457   1,743,834
   Chevron Corp. ...................    29,165   2,418,872
   Conoco Inc. (a) (c) .............    41,300     862,137
   Enron Corp. .....................     9,085     518,413
   Exxon Corp. .....................    40,360   2,951,325
   Halliburton Co. .................    35,945   1,064,871
   Kerr-McGee Corp. (c) ............    34,340   1,313,505
   Mobil Corp. .....................    23,100   2,012,588
   Sonat Inc. ......................    48,100   1,301,706
   Texaco Inc. .....................    25,880   1,368,405
   Tosco Corp. .....................    38,740   1,002,398
                                                 ---------
                                                19,011,128

Packaging & Containers - 0.96%
   Owens-Illinois Inc. (a) .........    61,265   1,876,241

Pharmaceuticals - 7.57%
   American Home Products Corp. ....    56,145   3,161,665
   Bristol-Myers Squibb Co. ........    24,100   3,224,881
   Merck & Co. Inc. ................    26,600   3,928,488
   Pharmacia & Upjohn Inc. .........    79,220   4,485,833
                                                 ---------
                                                14,800,867

Retail - 3.79%
   Federated Department Stores Inc.
   (a) (c) .........................    23,600   1,028,075
   J.C. Penney Co. .................    24,535   1,150,078
   Kmart Corp. (a) (c) .............    92,445   1,415,564
   McDonald's Corp. ................    19,095   1,463,154
   Sears, Roebuck & Co. ............    34,860   1,481,550
   Toys "R" Us Inc. (a) (c) ........    51,570     870,244
                                                 ---------
                                                 7,408,665

Savings & Loans - 0.75%
   Washington Mutual Inc. ..........    37,785   1,471,253

                                                    Market
                                       Shares        Value
                                       ------        -----
Common Stocks (continued)

Semiconductors - 4.20%
   Intel Corp. .....................    22,685    $2,689,590
   Motorola Inc. ...................    36,840     2,249,543
   Texas Instruments Inc. ..........    38,255     3,273,193
                                                 -----------
                                                   8,212,326

Telecommunications - 8.51%
   ALLTEL Corp. ....................    24,435     1,461,518
   Ameritech Corp. .................    17,505     1,109,379
   AT&T Corp. ......................    49,425     3,719,231
   GTE Corp. .......................    39,925     2,595,125
   SBC Communications Inc. .........    56,100     3,008,363
   Sprint Corp. ....................    22,505     1,893,233
   US West Inc. ....................    44,357     2,866,571
                                                 -----------
                                                  16,653,420

Tobacco - 1.86%
   Philip Morris Cos. Inc. .........    68,100     3,643,350

Transportation - 0.72%
   Burlington Northern Santa Fe
   Corp. ...........................    41,744     1,408,860
                                                 -----------

     Total Common Stocks
       (cost $175,552,796) .........             189,438,018
                                                 -----------

                                    Principal
                                      Amount
                                      ------
Short Term Investments - 3.16%

Commercial Paper - 1.53%
   Windmill Funding Corp.,
      5.28%, 1/13/1999 .............$3,000,000     2,994,720


Money Market Fund -  0.00%
   SSgA Money Market Fund, 4.85%
   (b) .............................       841           841

Repurchase Agreement - 1.63%
   Repurchase agreement with Swiss
   Bank, 4.75% (Collateralized by
   $2,225,000 U.S. Treasury Bond,
   12.75%, due 11/15/2010, market
   value $3,269,252) acquired on
   12/31/1998, due 1/04/1999 ....... 3,190,000     3,190,000
                                                 -----------

     Short Term Investments
       (cost $6,185,561) ...........               6,185,561
                                                 -----------

Total Investments  -- 100%
   (cost $181,738,357) .............            $195,623,579
                                                 ===========

--------------------------------------------------------------------------------
(a)  Non-income producing security.
(b) Dividend yields change daily to reflect current market conditions. Rate is the quoted yield as of December 31, 1998.
(c)  All or a portion of this security has been loaned.

                     See notes to the financial statements.

                                  JNL/S&P CONSERVATIVE GROWTH SERIES I
                                  STANDARD & POOR'S INVESTMENT ADVISORY
                                  SERVICES, INC.
[STANDARD & POOR'S LOGO]          DAVID M. BLITZER, JOSHUA M. HARARI

OBJECTIVE:

JNL/S&P Conservative Growth Series I seeks as its investment objective capital growth and current income. This Series pursues its investment objective by investing in a diversified group of Series of the JNL Series Trust. This investment concept is referred to as a "fund of funds." Under normal circumstances, this Series allocates between 55% and 65% of its assets to Series that invest primarily in equity securities, 30% to 40% to Series that invest primarily in fixed income securities, and 0% to 10% to Series that invest primarily in money market funds.

MONEY MANAGER COMMENTARY:

The Series commenced operations on April 9, 1998 and returned 4.70% from inception to year-end 1998, compared with 2.77% for its benchmark, the S&P Micropal Asset Allocation USA Income Funds Sector Index.

The Series' initial investment mix included allocations of 15% each to the T. Rowe Price/JNL Mid-Cap Growth Series and the JNL/Eagle Core Equity Series, 10% each to the JNL/Putnam Growth Series and JNL/Putnam Value Equity Series and 5% each to the JNL Global Equities Series and the T. Rowe Price/ JNL Established Growth Series. The fixed income portion was allocated as follows: 20% to the Salomon Brothers/JNL Global Bond Series, 15% to the PPM America/JNL High Yield Bond Series, and 5% to the PPM America/JNL Money Market Series. This allocation reflected the long-term focus of this investment program, but also took into account the near-term concern about excessive valuations of domestic equities by allocating a total of 25% to global equity and debt securities. The domestic equity allocation reflected a focus on value by allocating to Series that invest in sectors that had lagged early in 1998, such as mid-cap and value stocks.

During the third  quarter,  our concern  shifted  from  overvaluation  of growth stocks to worry that the U.S. economy would slow down. We adjusted the allocation to reduce exposure to value-oriented Series that often have high exposures to cyclical, economically sensitive stocks and increased the allocation to Series that focus on growth stocks that are less sensitive to economic fluctuations. The new allocation included 15% each to the JNL/Eagle Core Equity Series and JNL/Putnam Value Equity Series, 10% each to the JNL/Alger Growth Series and the JNL Global Equities Series, and 5% each to the JNL Aggressive Growth Series and the T. Rowe Price/JNL Mid-Cap Growth Series. The fixed income portion of the portfolio was allocated as follows: 15% to the Salomon Brothers/JNL Global Bond Series, 10% each to the PPM America/JNL High Yield Bond Series and the Salomon Brothers/JNL U.S. Government & Quality Bond Series, and 5% to the PPM America/ JNL Money Market Series.

The new allocation positioned the portfolio to participate in the strong market rally that began in October as the Federal Reserve aggressively implemented three consecutive interest rate cuts. The rate cuts allayed investor fears of recession. Yet, the rally in the equity markets has benefited growth stocks to a greater degree than value plays. Thus, our reliance on equity Series that focus on growth stocks has proven sound. We remain confident that over the long term, a portfolio consistently weighted towards equities will provide superior returns and help investors meet their financial objectives. We are alert to the elements of speculative excess that crop up from time to time and are prepared to adjust the investment mix to protect the portfolio when deemed necessary.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
JNL/S&P CONSERVATIVE GROWTH SERIES I AND THE
S&P MICROPAL ASSET ALLOCATION USA INCOME FUNDS SECTOR INDEX

[GRAPHIC]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

4/09/1998                               $10,000                         $10,000
4/30                                     $9,970                         $10,049
5/31                                     $9,850                          $9,998
6/30                                    $10,050                         $10,095
7/31                                     $9,950                         $10,017
8/31                                     $8,920                          $9,396
9/30                                     $9,250                          $9,629
10/31                                    $9,570                          $9,800
11/30                                    $9,980                         $10,072
12/31/1998                              $10,470                         $10,277

TOTAL RETURN
FOR THE PERIOD
FROM APRIL 9, 1998* TO
DECEMBER 31, 1998 ... 4.70%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST.

PERFORMANCE NUMBERS ARE NET OF ALL SERIES OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

------------
* Commencement of operations.

JNL Series Trust
JNL/S&P Conservative Growth Series I

Statement of Assets and Liabilities
December 31, 1998

Assets
Investments in securities, at cost ........ $   9,725,534
                                          ================

Investments in securities, at value ....... $   10,027,519
Receivable:
   Fund shares sold .......................        13,878
Total assets ..............................    10,041,397

Liabilities
Payables:
   Investment securities purchased ........        13,494
   Investment advisory fees ...............         1,514
   Fund shares redeemed ...................           384
Total liabilities .........................        15,392
Net assets ................................ $  10,026,005
                                          ================

Net assets consist of:
Paid-in capital ........................... $   9,373,693
Undistributed net investment income .......       366,802
Accumulated net realized loss
   on investments .........................       (16,475)
Net unrealized appreciation on
  investments .............................       301,985
Net assets ................................ $  10,026,005
                                          ================

Total shares outstanding (no par
value), unlimited shares authorized........       957,851
                                          ================

Net asset value, offering and
redemption price per share................. $       10.47
                                          ================

Undistributed net investment income ....... $     366,802
                                          ================


Statement of Operations
For the Period Ended December 31, 1998*

Investment income
   Dividends .............................. $     365,669
   Interest................................         6,319
                                           ---------------
Total investment income ...................       371,988
                                           ---------------

Expenses
   Investment advisory fees ...............         5,186
                                           ---------------
Total operating expenses ..................         5,186
                                           ---------------
Net investment income .....................       366,802
                                           ---------------

Realized and unrealized gain (loss)
Net realized loss on investments ..........       (16,475)
Net change in unrealized appreciation
   on investments .........................       301,985
                                           ---------------
Net realized and unrealized gain ..........       285,510
                                           ---------------

Net increase in net assets from
operations ................................$      652,312
                                           ===============

----------------------------------------------------------
* For period beginning April 9, 1998 (commencement of operations).


See notes to the financial statements.

JNL Series Trust
JNL/S&P Conservative Growth Series I

Statement of Changes in Net Assets

                                              Period from
                                                April 9,
                                                1998* to
                                              December 31,
                                                  1998
                                              ------------

Operations:
  Net investment income .....................     $366,802
  Net realized loss on investments ..........      (16,475)
  Net change in unrealized appreciation
     on investments .........................      301,985
                                                ----------
  Net increase in net assets from
  operations.................................      652,312
                                                ----------

Distributions to shareholders:
  From net investment income ................            -
  From net realized gain on
     investment transactions ................            -
                                                ----------
  Total distributions to shareholders .......            -
                                                ----------

Share transactions:
  Proceeds from the sale of shares ..........   10,018,487
  Reinvestment of distributions .............            -
  Cost of shares redeemed ...................     (644,794)
                                                ----------
Net increase in net assets from share
   transactions .............................    9,373,693
                                                ----------

Net increase in net assets ..................   10,026,005

Net assets beginning of period ..............            -
                                                ----------

Net assets end of period ....................  $10,026,005
                                                ==========

Undistributed net investment income .........  $   366,802
                                                ==========




Financial Highlights

                                              Period from
                                                April 9,
                                                1998* to
                                              December 31,
                                                  1998
                                             ----------------
Selected Per Share Data

Net asset value, beginning of period .....   $       10.00
                                                ----------
Income from operations:
  Net investment income (c) ..............            0.38
  Net realized and unrealized gain
     on investments (c) ..................            0.09
                                                ----------
  Total income from operations ...........            0.47
                                                ----------

Less distributions:
  From net investment income .............              --
  From net realized gain on
     investment transactions .............              --
                                                ----------
  Total distributions ....................              --
                                                ----------
  Net increase ...........................            0.47
                                                ----------

Net asset value, end of period ...........   $       10.47
                                                ==========

Total Return (a) .........................            4.70%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands)          10,026
  Ratio of net operating expenses to
  averagenet assets (b) ...................           0.20%
  Ratio of net investment income to
  average net assets (b) ..................          14.15%
  Portfolio turnover ......................          36.08%


--------------------------------------------------------------------------------
*    Commencement of operations
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for the period ended December 31, 1998.
(b)  Annualized for the period ended December 31, 1998.
(c) The amount shown may not accord with the change in the aggregate gains and losses of portfolio securities due to timing of sales, redemptions of Series shares and receipt of dividends.

                     See notes to the financial statements.

                                  JNL/S&P MODERATE GROWTH SERIES I
                                  STANDARD & POOR'S INVESTMENT ADVISORY
                                  SERVICES, INC.
[STANDARD & POOR'S LOGO]          DAVID M. BLITZER, JOSHUA M. HARARI

OBJECTIVE:

JNL/S&P Moderate Growth Series I seeks as its investment objective capital growth and current income. This Series pursues its investment objective by investing in a diversified group of Series of the JNL Series Trust. This investment concept is referred to as a "fund of funds." Under normal circumstances, this Series allocates between 70% and 80% of its assets to Series that invest primarily in equity securities and 20% to 30% to Series that invest primarily in fixed income securities.

MONEY MANAGER COMMENTARY:

The Series commenced operations on April 8, 1998 and returned 6.30% from inception to year-end 1998, compared with 5.45% for its benchmark, the S&P Micropal Asset Allocation USA Balanced Funds Sector Index.

The Series' initial investment mix included allocations of 20% to the T. Rowe Price/JNL Mid-Cap Growth Series, 15% each to the JNL/Eagle Core Equity Series and the JNL/Putnam Growth Series, 10% each to the JNL/Putnam Value Equity Series and the JNL Global Equities Series, and 5% to the T. Rowe Price/JNL Established Growth Series. The fixed income portion was allocated 20% to the Salomon Brothers/ JNL Global Bond Series and 5% to the PPM America/JNL High Yield Bond Series. This allocation reflected the long-term focus of this investment program, but also took into account the near-term concern about excessive valuations of domestic equities by allocating a total of 30% to global equity and debt securities. The domestic equity allocation reflected a focus on value by allocating to series that invest in sectors that had lagged early in 1998 such as mid-cap and value stocks.

During the third  quarter,  our concern  shifted  from  overvaluation  of growth stocks to worry that the U.S. economy would slow down. We adjusted the allocation to reduce exposure to value-oriented Series that often have higher exposures to cyclical, economically sensitive stocks and increased the allocation to Series that focus on growth stocks that are less sensitive to economic fluctuations. The new allocation included 15% each to the JNL/Eagle Core Equity Series, JNL/Putnam Value Equity Series and the JNL Global Equities Series, and 10% each to the JNL/Alger Growth Series, the JNL Aggressive Growth Series and the T. Rowe Price/JNL Mid-Cap Growth Series. The fixed income portion of the portfolio was allocated as follows: 10% to the Salomon Brothers/JNL Global Bond Series, 10% to the PPM America/JNL High Yield Bond Series and 5% to the Salomon Brothers/JNL U.S. Government & Quality Bond Series.

The new allocation positioned the portfolio to participate in the strong market rally that began in October as the Federal Reserve aggressively implemented three consecutive interest rate cuts. The rate cuts allayed investor fears of recession. Yet, the rally in the equity markets has benefited growth stocks to a greater degree than value plays. Thus, our reliance on equity Series that focus on growth stocks has proven sound. We remain confident that over the long term, a portfolio consistently weighted towards equities will provide superior returns and help investors meet their financial objectives. We are alert to the elements of speculative excess that crop up from time to time and are prepared to adjust the investment mix to protect the portfolio when deemed necessary.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
JNL/S&P MODERATE GROWTH SERIES I AND THE
S&P MICROPAL ASSET ALLOCATION USA BALANCED FUNDS SECTOR INDEX

[GRAPHIC]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

4/8/1998                              $10,000                           $10,000
4/30                                  $10,010                           $10,070
5/31                                   $9,860                            $9,969
6/30                                  $10,140                           $10,121
7/31                                  $10,000                            $9,976
8/31                                   $8,720                            $9,111
9/30                                   $9,090                            $9,473
10/31                                  $9,480                            $9,850
11/30                                  $9,970                           $10,200
12/31/1998                            $10,630                           $10,545


TOTAL RETURN
FOR THE PERIOD
FROM APRIL 8, 1998* TO
DECEMBER 31, 1998 ... 6.30%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST.

PERFORMANCE NUMBERS ARE NET OF ALL SERIES OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

------------
* Commencement of operations.

JNL Series Trust
JNL/S&P Moderate Growth Series I



Statement of Assets and Liabilities
December 31, 1998

Assets
Investments in securities, at cost ........ $  11,824,958
                                          ================

Investments in securities, at value ....... $  12,613,637
Receivable:
   Fund shares sold .......................        18,882
Total assets ..............................    12,632,519

Liabilities
Payables:
   Investment securities purchased ........        18,399
   Investment advisory fees ...............         1,901
   Fund shares redeemed ...................           483
Total liabilities .........................        20,783
Net assets ................................ $  12,611,736
                                          ================

Net assets consist of:
Paid-in capital ...........................    11,531,641
Undistributed net investment income .......       428,464
Accumulated net realized loss
   on investments .........................      (137,048)
Net unrealized appreciation on
investments ...............................       788,679
Net assets ................................ $  12,611,736
                                          ================

Total shares outstanding (no par
value), unlimited shares authorized .......     1,186,353
                                          ================

Net asset value, offering and
redemption price per share................. $       10.63
                                          ================


Statement of Operations
For the Period Ended December 31, 1998*

Investment income
   Dividends .............................. $     434,699
   Interest................................             -
                                           ---------------
Total investment income ...................       434,699
                                           ---------------

Expenses
   Investment advisory fees ...............         6,235
                                           ---------------
Total operating expenses ..................         6,235
                                           ---------------
Net investment income .....................       428,464
                                           ---------------

Realized and unrealized gain (loss)
Net realized loss on investments ..........      (137,048)
Net change in unrealized appreciation
   on investments .........................       788,679
                                           ---------------
Net realized and unrealized gain ..........       651,631
                                           ---------------

Net increase in net assets from
operations................................. $   1,080,095
                                           ===============

----------------------------------------------------------
* For period beginning April 8, 1998 (commencement of operations).


                     See notes to the financial statements.

JNL Series Trust
JNL/S&P Moderate Growth Series I

Statement of Changes in Net Assets

                                              Period from
                                                April 8,
                                                1998* to
                                              December 31,
                                                  1998

Operations:
  Net investment income .....................    $428,464
  Net realized loss on investments ..........     137,048)
  Net change in unrealized appreciation
     on investments .........................     788,679
                                              -----------
  Net increase in net assets from
  operations.................................   1,080,095
                                              -----------

Distributions to shareholders:
  From net investment income ................           -
  From net realized gain
     on investment transactions .............           -
                                              -----------
  Total distributions to shareholders .......           -
                                              -----------

Share transactions:
  Proceeds from the sale of shares ..........  13,290,877
  Reinvestment of distributions .............           -
  Cost of shares redeemed ...................  (1,759,236)
                                              -----------
Net increase in net assets from
   share transactions .......................  11,531,641
                                              -----------

Net increase in net assets ..................  12,611,736

Net assets beginning of period ..............           -
                                              -----------

Net assets end of period .................... $12,611,736
                                              ===========

Undistributed net investment income .........    $428,464
                                              -----------


Financial Highlights

                                              Period from
                                                April 8,
                                                1998* to
                                              December 31,
                                                  1998
                                             ----------------
Selected Per Share Data

Net asset value, beginning of period ........ $     10.00
                                             ----------------
Income from operations:
  Net investment income (c) .................        0.36
  Net realized and unrealized gain
     on investments (c) .....................        0.27
                                             ----------------
  Total income from operations ..............        0.63
                                             ----------------

Less distributions:
  From net investment income ................           -
  From net realized gain
     on investment transactions .............           -
                                             ----------------
  Total distributions........................           -
                                             ----------------
  Net increase ..............................        0.63
                                             ----------------

Net asset value, end of period .............. $     10.63
                                             ================

Total Return (a) ............................        6.30%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands)... $    12,612
  Ratio of net operating expenses to
  average net assets (b) ....................        0.20%
  Ratio of net investment income to
  average net assets (b) ....................       13.74%
  Portfolio turnover ........................       57.96%



--------------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for the period ended December 31, 1998.
(b)  Annualized for the period ended December 31, 1998.
(c) The amount shown may not accord with the change in the aggregate gains and losses of portfolio securities due to timing of sales, redemptions of Series shares and receipt of dividends.


                     See notes to the financial statements.

                                  JNL/S&P AGGRESSIVE GROWTH SERIES I
                                  STANDARD & POOR'S INVESTMENT ADVISORY
                                  SERVICES, INC.
[STANDARD & POOR'S LOGO]          DAVID M. BLITZER, JOSHUA M. HARARI

OBJECTIVE:

JNL/S&P Aggressive Growth Series I seeks as its investment objective capital growth. This Series pursues its investment objective by investing in a diversified group of Series of the JNL Series Trust. This investment concept is referred to as a "fund of funds." Under normal circumstances, this Series allocates between 85% and 95% of its assets to Series that invest primarily in equity securities and 5% to 15% to Series that invest primarily in fixed income securities.

MONEY MANAGER COMMENTARY:

The Series commenced operations on April 8, 1998 and returned 8.80% from inception to year-end 1998, compared with 5.45% for its benchmark, the S&P Micropal Asset Allocation USA Balanced Funds Sector Index.

The Series' initial investment mix included allocations of 25% to the T. Rowe Price/JNL Mid-Cap Growth Series, 20% to the JNL/Putnam Growth Series, 15% to the JNL/Putnam Value Equity Series, 10% each to the JNL/Eagle Core Equity Series and the JNL Global Equities Series, and 5% each to the JNL/ Alger Growth Series and the JNL Aggressive Growth Series. The 10% allocated to fixed income investments was invested in the Salomon Brothers/JNL Global Bond Series. This allocation reflected the long-term focus of this investment program on equity Series that emphasize growth. But, it also took into account the near-term concern about excessive valuations of domestic equities by allocating a total of 20% to global equity and debt securities and 40% to Series that invest in sectors that had lagged early in 1998, such as mid-cap and value stocks.

During the third  quarter,  our concern  shifted  from  overvaluation  of growth stocks to worry that the U.S. economy would slow down. We adjusted the allocation to reduce exposure to value-oriented Series that often have higher exposures to cyclical, economically sensitive stocks and increased the allocation to Series that focus on growth stocks that are less sensitive to economic fluctuations. The new allocation included 20% each to the JNL/Eagle Core Equity Series and the JNL Global Equities Series, 15% each to the JNL/Alger Growth Series, the JNL Aggressive Growth Series and the T. Rowe Price/JNL Mid-Cap Growth Series, and 5% to the JNL/Eagle SmallCap Equity Series. The 10% allocated to fixed income Series went into the Salomon Brothers/JNL Global Bond Series.

The new allocation positioned the portfolio to participate in the strong market rally that began in October as the Federal Reserve aggressively implemented three consecutive interest rate cuts. The rate cuts allayed investor fears of recession. Yet, the rally in the equity markets has benefited growth stocks to a greater degree than value plays. Thus, our reliance on equity Series that focus on growth stocks has proven sound. We remain confident that over the long term, a portfolio consistently weighted towards equities will provide superior returns and help investors meet their financial objectives. We are alert to the elements of speculative excess that crop up from time to time and are prepared to adjust the investment mix to protect the portfolio when deemed necessary.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
JNL/S&P AGGRESSIVE GROWTH SERIES I AND THE
S&P MICROPAL ASSET ALLOCATION USA BALANCED FUNDS SECTOR INDEX

[GRAPHIC]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

4/8/1998                       $10,000                             $10,000
4/30                           $10,020                             $10,070
5/31                            $9,830                              $9,969
6/30                           $10,230                             $10,121
7/31                           $10,080                              $9,976
8/31                            $8,520                              $9,111
9/30                            $8,960                              $9,473
10/31                           $9,420                              $9,850
11/30                           $9,960                             $10,200
12/31/1998                     $10,880                             $10,545

TOTAL RETURN
FOR THE PERIOD
FROM APRIL 8, 1998* TO
DECEMBER 31, 1998 ... 8.80%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST.

PERFORMANCE NUMBERS ARE NET OF ALL SERIES OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

------------
* Commencement of operations.

JNL Series Trust
JNL/S&P Aggressive Growth Series I


Statement of Assets and Liabilities
December 31, 1998

Assets
Investments in securities, at cost ........ $   4,022,415
                                          ================

Investments in securities, at value ....... $   4,425,708
Receivable:
   Fund shares sold .......................         2,650
Total assets ..............................     4,428,358

Liabilities
Payables:
   Investment securities purchased ........         2,480
   Investment advisory fees ...............           687
   Fund shares redeemed ...................           170
Total liabilities .........................         3,337
Net assets ................................ $   4,425,021
                                          ================

Net assets consist of:
Paid-in capital ...........................     4,033,239
Undistributed net investment income .......       108,846
Accumulated net realized loss
   on investments .........................      (120,357)
Net unrealized appreciation on
investments ...............................       403,293
Net assets ................................ $   4,425,021
                                          ================

Total shares outstanding (no par
value), unlimited shares authorized........       406,701
                                          ================

Net asset value, offering and
redemption price per share................. $       10.88
                                          ================


Statement of Operations
For the Period Ended December 31, 1998*

Investment income
   Dividends .............................. $     111,813
   Interest................................             -
                                           ---------------
Total investment income ...................       111,813
                                           ---------------

Expenses
   Investment advisory fees ...............         2,967
                                           ---------------
Total operating expenses ..................         2,967
                                           ---------------
Net investment income .....................       108,846
                                           ---------------

Realized and unrealized gain (loss)
Net realized loss on investments ..........      (120,357)
Net change in unrealized appreciation
   on investments .........................       403,293
                                           ---------------
Net realized and unrealized gain ..........       282,936
                                           ---------------

Net increase in net assets from
operations................................. $     391,782
                                           ===============

----------------------------------------------------------
*    For period beginning April 8, 1998 (commencement of operations).

                     See notes to the financial statements.

JNL Series Trust
JNL/S&P Aggressive Growth Series I

Statement of Changes in Net Assets

                                              Period from
                                                April 8,
                                                1998* to
                                              December 31,
                                                  1998
                                              ------------

Operations:
  Net investment income .....................    $108,846
  Net realized loss on investments ..........     120,357)
  Net change in unrealized appreciation on
     investments ............................     403,293
                                                ---------
  Net increase in net assets from
  operations ................................     391,782
                                                ---------

Distributions to shareholders:
  From net investment income ................           -
  From net realized gain
     on investment transactions .............           -
                                                ---------
  Total distributions to shareholders .......           -
                                                ---------

Share transactions:
  Proceeds from the sale of shares ..........   6,129,056
  Reinvestment of distributions .............           -
  Cost of shares redeemed ...................  (2,095,817)
                                                ---------
Net increase in net assets from
   share transactions .......................   4,033,239
                                                ---------

Net increase in net assets ..................   4,425,021

Net assets beginning of period ..............           -
                                                ---------

Net assets end of period .................... $ 4,425,021
                                                =========

Undistributed net investment income ......... $   108,846
                                                =========


Financial Highlights

                                              Period from
                                                April 8,
                                                1998* to
                                              December 31,
                                                  1998
                                             ----------------
Selected Per Share Data

Net asset value, beginning of period ........      $10.00
                                                ---------
Income from operations:
  Net investment income (c) ................        0.27
  Net realized and unrealized gain
     on investments (c) .....................        0.61
                                                ---------
  Total income from operations .............        0.88
                                                ---------

Less distributions:
  From net investment income ................           -
  From net realized gain
     on investment transactions .............           -
                                                ---------
  Total distributions .......................           -
                                                ---------
  Net increase ..............................        0.88
                                                ---------

Net asset value, end of period .............. $     10.88
                                                =========

Total Return (a) ............................        8.80%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) .. $     4,425
  Ratio of net operating expenses to
  average net assets (b) ....................        0.20%
  Ratio of net investment income to
  average net assets (b) ....................        7.34%
  Portfolio turnover ........................      126.18%



--------------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for the period ended December 31, 1998.
(b)  Annualized for the period ended December 31, 1998.
(c) The amount shown may not accord with the change in the aggregate gains and losses of portfolio securities due to timing of sales, redemptions of Series shares and receipt of dividends.


                     See notes to the financial statements.

                                  JNL/S&P VERY AGGRESSIVE GROWTH SERIES I
                                  STANDARD & POOR'S INVESTMENT ADVISORY
                                  SERVICES, INC.
[STANDARD & POOR'S LOGO]          DAVID M. BLITZER, JOSHUA M. HARARI

OBJECTIVE:

JNL/S&P Very Aggressive Growth Series I seeks as its investment objective capital growth. Under normal circumstances, this Series pursues its investment objective by investing 100% of its assets in a diversified group of Series of the JNL Series Trust that invest primarily in equity securities. This investment concept is referred to as a "fund of funds."

MONEY MANAGER COMMENTARY:

The Series commenced operations on April 1, 1998 and returned 11.90% from inception to year-end 1998, compared with 5.40% for its benchmark, the S&P Micropal Asset Allocation USA Balanced Funds Sector Index.

The Series' initial investment mix included allocations of 25% each to the JNL/Putnam Growth Series and the JNL/ Eagle Core Equity Series, 20% to the JNL Aggressive Growth Series, 15% to the T. Rowe Price/JNL Mid-Cap Growth Series, and 5% each to the JNL/Alger Growth Series, T. Rowe Price/JNL International Equity Investment Series and the JNL Global Equities Series. This allocation reflected the long-term focus of this investment program on equity Series that emphasize growth. Allocations to Series that invest in global equity securities and Series that invest in sectors that had lagged early in 1998 such as mid-cap, small-cap and value stocks accounted for 25% of the allocation.

During the third  quarter,  our concern  shifted  from  overvaluation  of growth stocks to worry that the U.S. economy would slow down. We adjusted the allocation to reduce exposure to value-oriented Series that often have higher exposures to cyclical, economically sensitive stocks and increased the allocation to Series that focus on growth stocks that are less sensitive to economic fluctuations. The new allocation included 25% each to the JNL/Alger Growth Series and the JNL Global Equities Series, 20% to the JNL Aggressive Growth Series, 10% each to the JNL/Eagle SmallCap Equity Series and the
JNL/Eagle Core Equity Series, and 5% each to the T. Rowe Price/JNL Mid-Cap Growth Series and the JNL/Putnam Growth Series.

The new allocation positioned the portfolio to participate in the strong market rally that began in October as the Federal Reserve aggressively implemented three consecutive interest rate cuts. The rate cuts allayed investor fears of recession. Yet, the rally in the equity markets has benefited growth stocks to a greater degree than value plays. Thus, our reliance on equity Series that focus on growth stocks has proven sound. We remain confident that over the long term, a portfolio consistently weighted towards equities will provide superior returns and help investors meet their financial objectives. We are alert to the elements of speculative excess that crop up from time to time and are prepared to adjust the investment mix to protect the portfolio when deemed necessary.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
JNL/S&P VERY AGGRESSIVE GROWTH SERIES I AND THE
S&P MICROPAL ASSET ALLOCATION USA BALANCED FUNDS SECTOR INDEX

[GRAPHIC]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

4/1                               $10,000                           $10,000
4/30                              $10,010                           $10,065
5/31                               $9,800                            $9,964
6/30                              $10,340                           $10,116
7/31                              $10,220                            $9,971
8/31/98                            $8,520                            $9,107
9/30                               $9,000                            $9,468
10/31                              $9,460                            $9,845
11/30                             $10,110                           $10,195
12/31/98                          $11,190                           $10,540

TOTAL RETURN
FOR THE PERIOD
FROM APRIL 1, 1998* TO
DECEMBER 31, 1998 ... 11.90%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST.

PERFORMANCE NUMBERS ARE NET OF ALL SERIES OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

------------
* Commencement of operations.

JNL Series Trust
JNL/S&P Very Aggressive Growth Series I


Statement of Assets and Liabilities
December 31, 1998

Assets
Investments in securities, at cost ........ $   2,211,104
                                          ================

Investments in securities, at value ....... $   2,441,748
Receivable:
   Fund shares sold .......................        13,510
Total assets ..............................     2,455,258

Liabilities
Payables:
   Investment securities purchased ........        13,417
   Investment advisory fees ...............           417
   Fund shares redeemed ...................            93
Total liabilities .........................        13,927
Net assets ................................ $   2,441,331
                                          ================

Net assets consist of:
Paid-in capital ........................... $   2,143,842
Undistributed net investment income .......        51,762
Accumulated net realized gain
   on investments .........................        15,083
Net unrealized appreciation on
  investments .............................       230,644
Net assets ................................ $   2,441,331
                                          ================

Total shares outstanding (no par
value), unlimited shares authorized .......       218,190
                                          ================

Net asset value, offering and
redemption price per share................. $       11.19
                                          ================


Statement of Operations
For the Period Ended December 31, 1998*

Investment income
   Dividends .............................. $      53,569
   Interest................................             -
                                           ---------------
Total investment income ...................        53,569
                                           ---------------

Expenses
   Investment advisory fees ...............         1,807
                                           ---------------
Total operating expenses ..................         1,807
                                           ---------------
Net investment income .....................        51,762
                                           ---------------

Realized and unrealized gain
Net realized gain on investments ..........        15,083
Net change in unrealized appreciation
   on investments .........................       230,644
                                           ---------------
Net realized and unrealized gain ..........       245,727
                                           ---------------

Net increase in net assets from
operations ................................ $     297,489
                                           ===============

----------------------------------------------------------
*    For period beginning April 1, 1998 (commencement of operations).


                     See notes to the financial statements.

JNL Series Trust
JNL/S&P Very Aggressive Growth Series I

Statement of Changes in Net Assets

                                              Period from
                                                April 1,
                                                1998* to
                                              December 31,
                                                  1998
                                              ------------

Operations:
  Net investment income ..................... $    51,762
  Net realized gain on investments ..........      15,083
  Net change in unrealized appreciation
     on investments .........................     230,644
                                               ----------
  Net increase in net assets from
  operations ................................     297,489
                                               ----------

Distributions to shareholders:
  From net investment income.................           -
  From net realized gain on
     investment transactions ................           -
                                               ----------
  Total distributions to shareholders .......           -
                                               ----------

Share transactions:
  Proceeds from the sale of shares ..........   3,155,187
  Reinvestment of distributions .............           -
  Cost of shares redeemed ...................  (1,011,345)
                                               ----------
Net increase in net assets from
   share transactions .......................   2,143,842
                                               ----------

Net increase in net assets ..................   2,441,331

Net assets beginning of period ..............           -
                                               ----------

Net assets end of period .................... $ 2,441,331
                                               ==========

Undistributed net investment income ......... $    51,762
                                               ==========


Financial Highlights

                                              Period from
                                                April 1,
                                                1998* to
                                              December 31,
                                                  1998
                                             ------------
Selected Per Share Data

Net asset value, beginning of period......... $     10.00
                                             ------------
Income from operations:
  Net investment income (c) .................        0.24
  Net realized and unrealized gains
     on investments (c) .....................        0.95
                                             ------------
  Total income from operations...............        1.19
                                             ------------

Less distributions:
  From net investment income ................           -
  From net realized gain on
     investment transactions ................           -
                                             ------------
  Total distributions........................           -
                                             ------------
  Net increase ..............................        1.19
                                             ------------

Net asset value, end of period .............. $     11.19

Total Return (a) ............................       11.90%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) .. $     2,441
  Ratio of net operating expenses to
  average net assets (b) ....................        0.20%
  Ratio of net investment income to
  average net assets (b) ....................        5.73%
  Portfolio turnover ........................      121.03%


--------------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for the period ended December 31, 1998.
(b)  Annualized for the period ended December 31, 1998.
(c) The amount shown may not accord with the change in the aggregate gains and losses of portfolio securities due to timing of sales, redemptions of Series shares and receipt of dividends.


                     See notes to the financial statements.

                                  JNL/S&P EQUITY GROWTH SERIES I
                                  STANDARD & POOR'S INVESTMENT ADVISORY
                                  SERVICES, INC.
[STANDARD & POOR'S LOGO]          DAVID M. BLITZER, JOSHUA M. HARARI

OBJECTIVE:

JNL/S&P Equity Growth Series I seeks as its investment objective capital growth. Under normal circumstances, this Series pursues its investment objective by investing 100% of its assets in a diversified group of Series of the JNL Series Trust that primarily invest in equity securities. This investment concept is referred to as a "fund of funds."

MONEY MANAGER COMMENTARY:

The Series commenced operations on April 13, 1998 and returned 6.40% from inception to year-end 1998, compared with 5.45% for its benchmark, the S&P Micropal Asset Allocation USA Balanced Funds Sector Index.

The Series' initial investment mix included allocations of 40% to the JNL/Putnam Value Equity Series, 15% to the T. Rowe Price/JNL Established Growth Series, 10% each to the T. Rowe Price/JNL Mid-Cap Growth Series, the JNL/Putnam Growth Series, the JNL/Eagle Core Equity Series and the JNL Global Equities Series, and 5% to the JNL/Eagle SmallCap Equity Series. This allocation reflected the long-term focus of this investment program on equity Series that emphasize growth. But, it also took into account the near-term concern about excessive valuations of domestic equities by allocating 10% to global equity securities and 55% to Series that invest in sectors that had lagged early in 1998, such as mid-cap, small-cap and value stocks.

During the third  quarter,  our concern  shifted  from  overvaluation  of growth stocks to worry that the U.S. economy would slow down. We adjusted the allocation to reduce exposure to value-oriented Series that often have higher exposures to cyclical, economically sensitive stocks and increased the allocation to Series that focus on growth stocks that are less sensitive to economic fluctuations. The new allocation included 25% to the JNL/Eagle Core Equity Series, 20% each to the JNL Global Equities Series and the JNL/Alger Growth Series, 15% to the JNL Aggressive Growth Series, and 10% each to the T. Rowe Price/JNL Mid-Cap Growth Series and the JNL/Eagle SmallCap Equity Series.

The new allocation positioned the portfolio to participate in the strong market rally that began in October as the Federal Reserve aggressively implemented three consecutive interest rate cuts. The rate cuts allayed investor fears of recession. Yet, the rally in the equity markets has benefited growth stocks to a greater degree than value plays. Thus, our reliance on equity Series that focus on growth stocks has proven sound. We remain confident that over the long term, a portfolio consistently weighted towards equities will provide superior returns and help investors meet their financial objectives. We are alert to the elements of speculative excess that crop up from time to time and are prepared to adjust the investment mix to protect the portfolio when deemed necessary.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
JNL/S&P EQUITY GROWTH SERIES I AND THE
S&P MICROPAL ASSET ALLOCATION USA BALANCED FUNDS SECTOR INDEX

[GRAPHIC]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

4/13                               $10,000                           $10,000
4/30                                $9,990                           $10,070
5/31                                $9,770                            $9,969
6/30                                $9,970                           $10,121
7/31                                $9,780                            $9,976
8/31/98                             $8,170                            $9,111
9/30                                $8,630                            $9,473
10/31                               $9,120                            $9,850
11/30                               $9,700                           $10,200
12/31/98                           $10,640                           $10,545

TOTAL RETURN
FOR THE PERIOD
FROM APRIL 13, 1998* TO
DECEMBER 31, 1998 ... 6.40%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST.

PERFORMANCE NUMBERS ARE NET OF ALL SERIES OPERATING EXPENSES BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

------------
* Commencement of operations.

JNL Series Trust
JNL/S&P Equity Growth Series I


Statement of Assets and Liabilities
December 31, 1998

Assets
Investments in securities, at cost ........ $   4,557,366
                                          ================

Investments in securities, at value ....... $   5,035,338
Receivable:
   Fund shares sold .......................        58,883
Total assets ..............................     5,094,221

Liabilities
Payables:
   Investment securities purchased ........        58,692
   Investment advisory fees ...............           757
   Fund shares redeemed ...................           191
Total liabilities .........................        59,640
Net assets ................................ $   5,034,581
                                          ================

Net assets consist of:
Paid-in capital ........................... $   4,516,990
Undistributed net investment income .......        98,327
Accumulated net realized loss
   on investments .........................       (58,708)
Net unrealized appreciation on
  investments .............................       477,972
Net assets ................................ $   5,034,581
                                          ================

Total shares outstanding (no par
value), unlimited shares authorized........       473,365
                                          ================

Net asset value, offering and
redemption price per share................. $       10.64
                                          ================


Statement of Operations
For the Period Ended December 31, 1998*

Investment income
   Dividends .............................. $     101,165
   Interest................................             -
                                           ---------------
Total investment income ...................       101,165
                                           ---------------

Expenses
   Investment advisory fees ...............         2,838
                                           ---------------
Total operating expenses ..................         2,838
                                           ---------------
Net investment income .....................        98,327
                                           ---------------

Realized and unrealized gain (loss)
Net realized loss on investments ..........       (58,708)
Net change in unrealized appreciation
   on investments .........................       477,972
                                           ---------------
Net realized and unrealized gain ..........       419,264
                                           ---------------

Net increase in net assets from
operations ................................ $     517,591
                                           ===============

----------------------------------------------------------
*    For period beginning April 13, 1998 (commencement of operations).


                     See notes to the financial statements.

JNL Series Trust
JNL/S&P Equity Growth Series I

Statement of Changes in Net Assets

                                              Period from
                                               April 13,
                                                1998* to
                                              December 31,
                                                  1998

Operations:
  Net investment income ..................... $    98,327
  Net realized loss on investments ..........     (58,708)
  Net change in unrealized appreciation
     on investments .........................     477,972
                                               ----------
  Net increase in net assets from
  operations ................................     517,591
                                               ----------

Distributions to shareholders:
  From net investment income.................           -
  From net realized gain on
     investment transactions ................           -
                                               ----------
  Total distributions to shareholders .......           -
                                               ----------

Share transactions:
  Proceeds from the sale of shares ..........   4,945,786
  Reinvestment of distributions .............           -
  Cost of shares redeemed ...................    (428,796)
                                               ----------
Net increase in net assets from
   share transactions .......................   4,516,990
                                               ----------

Net increase in net assets ..................   5,034,581

Net assets beginning of period ..............           -
                                               ----------

Net assets end of period .................... $ 5,034,581
                                               ==========

Undistributed net investment income ......... $    98,327
                                               ==========


Financial Highlights

                                              Period from
                                               April 13,
                                                1998* to
                                              December 31,
                                                  1998
                                             ------------
Selected Per Share Data

Net asset value, beginning of period......... $     10.00
                                             ------------
Income from operations:
  Net investment income (c) .................        0.21
  Net realized and unrealized gains
     on investments (c) .....................        0.43
                                             ------------
  Total income from operations ..............        0.64
                                             ------------

Less distributions:
  From net investment income ................           -
  From net realized gain on
     investment transactions ................           -
                                             ------------
  Total distributions .......................           -
                                             ------------
  Net increase ..............................        0.64
                                             ------------

Net asset value, end of period .............. $     10.64
                                             ============

Total Return (a) ............................        6.40%

Ratios and Supplemental Data:
  Net assets, end of period (in
  thousands) ................................ $     5,035
  Ratio of net operating expenses to
  average net assets (b) ....................        0.20%
  Ratio of net investment income to
  average net assets (b) ....................        6.93%
  Portfolio turnover ........................       72.69%

--------------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for the period ended December 31, 1998.
(b)  Annualized for the period ended December 31, 1998.
(c) The amount shown may not accord with the change in the aggregate gains and losses of portfolio securities due to timing of sales, redemptions of Series shares and receipt of dividends.


                     See notes to the financial statements.

                                  JNL/S&P EQUITY AGGRESSIVE GROWTH SERIES I
                                  STANDARD & POOR'S INVESTMENT ADVISORY
                                  SERVICES, INC.
[STANDARD & POOR'S LOGO]          DAVID M. BLITZER, JOSHUA M. HARARI

OBJECTIVE:

JNL/S&P Equity Aggressive Growth Series I seeks as its investment objective capital growth. Under normal circumstances, this Series pursues its investment objective by investing 100% of its assets in a diversified group of Series of the JNL Series Trust that primarily invest in equity securities. This investment concept is referred to as a "fund of funds."

MONEY MANAGER COMMENTARY:

The Series commenced operations on April 15, 1998 and returned 7.50% from inception to year-end 1998, compared with 6.11% for its benchmark, the S&P Micropal Asset Allocation USA Balanced Funds Sector Index.

The Series' initial investment mix included allocations of 25% each to the JNL/Putnam Growth Series and the T. Rowe Price/JNL Mid-Cap Growth Series, 20% to the JNL/Eagle Core Equity Series, 10% to the JNL Aggressive Growth Series, and 5% each to the JNL/Eagle SmallCap Equity Series, T. Rowe Price/JNL International Equity Investment Series, the JNL Global Equities Series and the JNL/Putnam Value Equity Series. This allocation reflected the long-term focus of this investment program on equity Series that emphasize growth. Allocations to global equity securities and Series that invest in sectors that had lagged early in 1998 such as mid-cap, small-cap and value stocks accounted for 40% of the allocation.

During the third  quarter,  our concern  shifted  from  overvaluation  of growth stocks to worry that the U.S. economy would slow down. We adjusted the allocation to reduce exposure to value-oriented Series that often have higher exposures to cyclical, economically sensitive stocks and increased the allocation to Series that focus on growth stocks that are less sensitive to economic fluctuations. The new allocation included 25% to the JNL/Alger Growth Series, 20% each to the JNL Global Equities Series and the JNL/Eagle Core Equity Series, 15% to the JNL Aggressive Growth Series, 10% to the JNL/Eagle SmallCap Equity Series and 5% each to the T. Rowe Price/JNL Mid-Cap Growth Series and the JNL/ Putnam Growth Series.

The new allocation positioned the portfolio to participate in the strong market rally that began in October as the Federal Reserve aggressively implemented three consecutive interest rate cuts. The rate cuts allayed investor fears of recession. Yet, the rally in the equity markets has benefited growth stocks to a greater degree than value plays. Thus, our reliance on equity Series that focus on growth stocks has proven sound. We remain confident that over the long-term, a portfolio consistently weighted towards equities will provide superior returns and help investors meet their financial objectives. We are alert to the elements of speculative excess that crop up from time to time and are prepared to adjust the investment mix to protect the portfolio when deemed necessary.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
JNL/S&P EQUITY AGGRESSIVE GROWTH SERIES I AND THE
S&P MICROPAL ASSET ALLOCATION USA BALANCED FUNDS SECTOR INDEX

[GRAPHIC]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

4/15/1998               $10,000                                $10,000
4/30                     $9,900                                $10,133
5/31                     $9,650                                $10,032
6/30                    $10,070                                $10,184
7/31                     $9,850                                $10,039
8/31                     $8,230                                 $9,168
9/30                     $8,700                                 $9,532
10/31                    $9,170                                 $9,912
11/30                    $9,780                                $10,263
12/31/1998              $10,750                                $10,611


TOTAL RETURN
FOR THE PERIOD
FROM APRIL 15, 1998* TO
DECEMBER 31, 1998 ... 7.50%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST.

PERFORMANCE NUMBERS ARE NET OF ALL SERIES OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

------------

* Commencement of operations.

JNL Series Trust
JNL/S&P Equity Aggressive Growth Series I


Statement of Assets and Liabilities
December 31, 1998

Assets
Investments in securities, at cost ........ $   2,913,308
                                          ================

Investments in securities, at value ....... $   3,238,322
Receivable:
   Fund shares sold .......................        25,773
Total assets ..............................     3,264,095

Liabilities
Payables:
   Investment securities purchased ........        25,615
   Investment advisory fees ...............           490
   Fund shares redeemed ...................           158
Total liabilities .........................        26,263
Net assets ................................ $   3,237,832
                                          ================

Net assets consist of:
Paid-in capital ........................... $   2,887,701
Undistributed net investment income .......        64,180
Accumulated net realized loss on
investments ...............................       (39,063)
Net unrealized appreciation on
  investments .............................       325,014
Net assets ................................ $   3,237,832
                                          ================

Total shares outstanding (no par
value), unlimited shares authorized........       301,109
                                          ================

Net asset value, offering and
redemption price per share................. $       10.75
                                          ================



Statement of Operations
For the Period Ended December 31, 1998*

Investment income
   Dividends ..............................$       66,013
   Interest................................             -
                                           ---------------
Total investment income ...................        66,013
                                           ---------------

Expenses
   Investment advisory fees ...............         1,833
                                           ---------------
Total operating expenses ..................         1,833
                                           ---------------
Net investment income .....................        64,180
                                           ---------------

Realized and unrealized gains (loss)
Net realized loss on investments ..........       (39,063)
Net change in unrealized appreciation
   on investments .........................       325,014
                                           ---------------
Net realized and unrealized gain ..........       285,951
                                           ---------------

Net increase in net assets from
operations ................................ $     350,131
                                           ===============

----------------------------------------------------------
*    For period beginning April 15, 1998 (commencement of operations).


                     See notes to the financial statements.

JNL Series Trust
JNL/S&P Equity Aggressive Growth Series I

Statement of Changes in Net Assets

                                              Period from
                                               April 15,
                                                1998* to
                                              December 31,
                                                  1998
                                              ------------

Operations:
  Net investment income ..................... $    64,180
  Net realized loss on investments ..........     (39,063)
  Net change in unrealized appreciation
     on investments .........................     325,014
                                               ----------
  Net increase in net assets from
  operations ................................     350,131
                                               ----------

Distributions to shareholders:
  From net investment income.................           -
  From net realized gain on
     investment transactions ................           -
                                               ----------
  Total distributions to shareholders .......           -
                                               ----------

Share transactions:
  Proceeds from the sale of shares ..........   3,188,502
  Reinvestment of distributions .............           -
  Cost of shares redeemed ...................    (300,801)
                                               ----------
Net increase in net assets from
   share transactions ........................  2,887,701
                                               ----------

Net increase in net assets ...................  3,237,832

Net assets beginning of period ...............          -
                                               ----------

Net assets end of period .................... $ 3,237,832
                                               ==========
Undistributed net investment income ......... $    64,180
                                               ==========


Financial Highlights

                                              Period from
                                               April 15,
                                                1998* to
                                              December 31,
                                                  1998
                                             ------------
Selected Per Share Data

Net asset value, beginning of period......... $     10.00
                                             ------------
Income from operations:
  Net investment income (c) .................        0.21
  Net realized and unrealized gain
     on investments (c) .....................        0.54
                                             ------------
  Total income from operations ..............        0.75
                                             ------------

Less distributions:
  From net investment income ................           -
  From net realized gain on
     investment transactions ................           -
                                             ------------
  Total distributions .......................           -
                                             ------------
  Net increase ..............................        0.75
                                             ------------

Net asset value, end of period ..............      $10.75
                                             ============

Total Return (a) ............................        7.50%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ..      $3,238
  Ratio of net operating expenses to
  average net assets (b) ....................        0.20%
  Ratio of net investment income to
  average net assets (b) ....................        7.01%
  Portfolio turnover ........................       67.88%

--------------------------------------------------------------------------------
*    Commencement of operations
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for the period ended December 31, 1998.
(b)  Annualized for the period ended December 31, 1998.
(c) The amount shown may not accord with the change in the aggregate gains and losses of portfolio securities due to timing of sales, redemptions of Series shares and receipt of dividends.


                     See notes to the financial statements.

                                  JNL/S&P CONSERVATIVE GROWTH SERIES II
                                  STANDARD & POOR'S INVESTMENT ADVISORY
                                  SERVICES, INC.
[STANDARD & POOR'S LOGO]          DAVID M. BLITZER, JOSHUA M. HARARI

OBJECTIVE:

JNL/S&P Conservative Growth Series II seeks as its investment objective capital growth and current income. This Series pursues its investment objective by investing in a diversified group of Series of the JNL Series Trust. This investment concept is referred to as a "fund of funds." Under normal circumstances, this Series allocates between 60% to 70% of its assets to Series that invest primarily in equity securities and 30% to 40% to Series that invest in fixed income securities.

MONEY MANAGER COMMENTARY:

The Series commenced operations on April 13, 1998 and returned -4.60% from inception to year-end 1998, compared with 2.77% for its benchmark, the S&P Micropal Asset Allocation USA Income Funds Sector Index.

The Series' initial investment mix included allocations of 25% to the Goldman Sachs/JNL Growth & Income Series, 20% to the Salomon Brothers/JNL Balanced Series, and 5% each to the JNL/Putnam Growth Series, Lazard/JNL Mid Cap Value Series, JNL Global Equities Series and JNL/Putnam Value Equity Series. The fixed income portion was allocated 20% to the Salomon Brothers/JNL Global Bond Series, 10% to the JNL/PIMCO Total Return Bond Series, and 5% to the Salomon Brothers/JNL High Yield Bond Series. This allocation reflected the long-term focus of this investment program, but also took into account the near-term concern about excessive valuations of domestic equities by making extensive use of equity Series that focus on value as opposed to growth.

During the third  quarter,  our concern  shifted  from  overvaluation  of growth stocks to worry that the U.S. economy would slow down. We adjusted the allocation to reduce exposure to value-oriented Series that often have higher exposures to cyclical, economically sensitive stocks and increased the allocation to Series that focus on growth stocks that are less sensitive to economic fluctuations. The new allocation included 20% to the Goldman Sachs/JNL Growth & Income Series, 15% each to the JNL/Alliance Growth Series and the Salomon Brothers/ JNL Balanced Series, 10% to the JNL Global Equities Series, and 5% each to the JNL Aggressive Growth Series and the Lazard/JNL Mid Cap Value Series. The fixed income portion of the portfolio was allocated as follows: 15% to the JNL/ PIMCO Total Return Bond Series, 10% to the Salomon Brothers/JNL Global Bond Series, and 5% to the Salomon Brothers/ JNL High Yield Bond Series.

The effort to maintain a long-term focus resulted in setbacks as a broad pullback in the equity markets took hold in August. However, by staying true to the long-term objectives of this Series and with the increased focus on the more aggressive equity Series available, the portfolio quickly began to recover as the market rallied in October. While the overall performance from inception to the end of 1998 lagged the Series' benchmark, the portfolio remained positioned to continue to benefit from future market advances. We remain confident that over the long term, a portfolio consistently weighted towards equities will provide superior returns and help investors meet their financial objectives. We are alert to the elements of speculative excess that crop up from time to time and are prepared to adjust the investment mix to protect the portfolio when deemed necessary.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
JNL/S&P CONSERVATIVE GROWTH SERIES II AND THE
S&P MICROPAL ASSET ALLOCATION USA INCOME FUNDS SECTOR INDEX

[GRAPHIC]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

4/13/1998                   $10,000.00                $10,000.00
4/30                         $9,970.00                $10,049.00
5/31                         $9,890.00                 $9,998.00
6/30                         $9,900.00                $10,095.00
7/31                         $9,720.00                $10,017.00
8/31                         $8,720.00                 $9,396.00
9/30                         $8,990.00                 $9,629.00
10/31                        $9,060.00                 $9,800.00
11/30                        $9,300.00                $10,072.00
12/31/1998                   $9,540.00                $10,277.00


TOTAL RETURN
FOR THE PERIOD
FROM APRIL 13, 1998* TO
DECEMBER 31, 1998 ... -4.60%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST.

PERFORMANCE NUMBERS ARE NET OF ALL SERIES OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

-------------

* Commencement of operations.

Statement of Assets and Liabilities
December 31, 1998

Assets
Investments in securities, at cost ........ $   1,636,407
                                          ================

Investments in securities, at value ....... $   1,701,340
Receivable:
   Investment securities sold .............            70
Total assets ..............................     1,701,410

Liabilities
Payables:
   Investment advisory fees ...............           263
   Fund shares redeemed ...................            70
Total liabilities .........................           333
Net assets ................................ $   1,701,077
                                          ================

Net assets consist of:
Paid-in capital ........................... $   2,289,200
Undistributed net investment income .......        40,676
Accumulated net realized loss on
investments................................      (693,732)
Net unrealized appreciation on
  investments .............................        64,933
Net assets ................................ $   1,701,077
                                          ================

Total shares outstanding (no par
value), unlimited shares authorized........       178,376
                                          ================

Net asset value, offering and
redemption price per share................. $        9.54
                                          ================



Statement of Operations
For the Period Ended December 31, 1998*

Investment income
   Dividends .............................. $      44,228
   Interest................................             -
                                           ---------------
Total investment income ...................        44,228
                                           ---------------

Expenses
   Investment advisory fees ...............         3,552
                                           ---------------
Total operating expenses ..................         3,552
                                           ---------------
Net investment income .....................        40,676
                                           ---------------

Realized and unrealized gain (loss)
Net realized loss on investments ..........      (693,732)
Net change in unrealized appreciation
   on investments .........................        64,933
                                           ---------------
Net realized and unrealized loss ..........      (628,799)
                                           ---------------

Net decrease in net assets from
operations ................................ $    (588,123)
                                           ===============

----------------------------------------------------------
*    For period beginning April 13, 1998 (commencement of operations).


                     See notes to the financial statements.

JNL Series Trust
JNL/S&P Conservative Growth Series II

Statement of Changes in Net Assets

                                              Period from
                                               April 13,
                                                1998* to
                                              December 31,
                                                  1998
                                              ------------

Operations:
  Net investment income ..................... $    40,676
  Net realized loss on investments ..........    (693,732)
  Net change in unrealized appreciation
     on investments .........................      64,933

  Net decrease in net assets from
  operations ................................    (588,123)

Distributions to shareholders:
  From net investment income ................           -
  From net realized gain on
     investment transactions ................           -
                                              -----------
  Total distributions to shareholders .......           -
                                              -----------

Share transactions:
  Proceeds from the sale of shares ..........   9,898,825
  Reinvestment of distributions .............           -
  Cost of shares redeemed ...................  (7,609,625)
                                              -----------
Net increase in net assets from
   share transactions .......................   2,289,200
                                              -----------

Net increase in net assets ..................   1,701,077

Net assets beginning of period ..............           -
                                              -----------

Net assets end of period .................... $ 1,701,077
                                              ==========

Undistributed net investment income ......... $    40,676
                                              -----------




Financial Highlights

                                              Period from
                                               April 13,
                                                1998* to
                                              December 31,
                                                  1998
                                             ------------
Selected Per Share Data

Net asset value, beginning of period......... $     10.00
                                             ------------
Income from operations:
  Net investment income (c) .................        0.23
  Net realized and unrealized loss
     on investments (c) .....................       (0.69
                                             ------------
  Total loss from operations ................       (0.46
                                             ------------

Less distributions:
  From net investment income ................           -
  From net realized gain on
     investment transactions ................           -
                                             ------------
  Total distributions .......................           -
                                             ------------
  Net decrease ..............................       (0.46)
                                             ------------

Net asset value, end of period .............. $      9.54
                                             ============

Total Return (a) ............................       (4.60)%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) .. $     1,701
  Ratio of net operating expenses to
  average net assets (b) ....................        0.20%
  Ratio of net investment income to
  average net assets (b) ....................        2.29%
  Portfolio turnover ........................      369.99%


--------------------------------------------------------------------------------
*    Commencement of operations
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for the period ended December 31, 1998.
(b)  Annualized for the period ended December 31, 1998.
(c) The amount shown may not accord with the change in the aggregate gains and losses of portfolio securities due to timing of sales, redemptions of Series shares and receipt of dividends.


                     See notes to the financial statements.

                                  JNL/S&P MODERATE GROWTH SERIES II
                                  STANDARD & POOR'S INVESTMENT ADVISORY
                                  SERVICES, INC.
[STANDARD & POORS LOGO]           DAVID M. BLITZER, JOSHUA M. HARARI

OBJECTIVE:

JNL/S&P Moderate Growth Series II seeks as its investment objective capital growth and current income. This Series pursues its investment objective by investing in a diversified group of Series of the JNL Series Trust. This investment concept is referred to as a "fund of funds." Under normal circumstances, this Series allocates between 70% and 80% of its assets to Series that invest primarily in equity securities and 20% to 30% to Series that invest in fixed income securities.

MONEY MANAGER COMMENTARY:

The Series commenced operations on April 13, 1998 and returned 2.20% from inception to year-end 1998, compared with 5.45% for its benchmark, the S&P Micropal Asset Allocation USA Balanced Funds Sector Index.

The Series' initial investment mix included allocations of 20% to the Goldman Sachs/JNL Growth & Income Series, 15% each to the Salomon Brothers/JNL Balanced Series, and the Lazard/JNL Mid Cap Value Series, 10% to the JNL/Putnam Growth Series, and 5% each to the JNL/Alliance Growth Series, the T. Rowe Price/JNL Mid-Cap Growth Series, and the JNL Global Equities Series. The fixed income portion was allocated 15% to the Salomon Brothers/JNL Global Bond Series and 10% to the Salomon Brothers/JNL High Yield Bond Series. This allocation reflected the long-term focus of this investment program, but also took into account the near-term concern about excessive valuations of domestic equities by making extensive use of equity Series that focus on value as opposed to growth.

During the third  quarter,  our concern  shifted  from  overvaluation  of growth stocks to worry that the U.S. economy would slow down. We adjusted the allocation to reduce exposure to value-oriented Series that often have higher exposures to cyclical, economically sensitive stocks and increased the allocation to Series that focus on growth stocks that are less sensitive to economic fluctuations. The new allocation included 20% each to the Goldman Sachs/JNL Growth & Income Series and the Salomon Brothers/JNL Balanced Series, 15% to the JNL/Alliance Growth Series, and 10% each to the JNL Aggressive Growth Series, JNL Global Equities Series and the Lazard/ JNL Mid Cap Value Series. The fixed income portion of the portfolio was allocated 5% each to the JNL/PIMCO Total Return Bond Series, the Salomon Brothers/JNL Global Bond Series and the Salomon Brothers/JNL High Yield Bond Series.

The effort to maintain a long-term focus resulted in setbacks as a broad pullback in the equity markets took hold in August. However, by staying true to the long-term objectives of this Series and with the increased focus on the more aggressive equity Series available, the portfolio quickly began to recover as the market rallied in October. While the overall performance from inception to the end of 1998 lagged the Series' benchmark, the portfolio remained positioned to continue to benefit from future market advances. We remain confident that over the long term, a portfolio consistently weighted towards equities will provide superior returns and help investors meet their financial objectives. We are alert to the elements of speculative excess that crop up from time to time and are prepared to adjust the investment mix to protect the portfolio when deemed necessary.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
JNL/S&P MODERATE GROWTH SERIES II AND THE
S&P MICROPAL ASSET ALLOCATION USA BALANCED FUNDS SECTOR INDEX

[GRAPHIC]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

4/13/1998               $10,000.00                  $10,000.00
4/30                     $9,900.00                  $10,070.00
5/31                     $9,830.00                   $9,969.00
6/30                     $9,910.00                  $10,121.00
7/31                     $9,710.00                   $9,976.00
8/31                     $8,540.00                   $9,111.00
9/30                     $8,940.00                   $9,473.00
10/31                    $9,330.00                   $9,850.00
11/30                    $9,720.00                  $10,200.00
12/31/1998              $10,220.00                  $10,545.00

TOTAL RETURN
FOR THE PERIOD
FROM APRIL 13, 1998* TO
DECEMBER 31, 1998 ... 2.20%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST.

PERFORMANCE NUMBERS ARE NET OF ALL SERIES OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

-------------

* Commencement of operations.

JNL Series Trust
JNL/S&P Moderate Growth Series II

Statement of Assets and Liabilities
December 31, 1998

Assets
Investments in securities, at cost ........ $   2,694,835
                                          ================

Investments in securities, at value ....... $   2,856,054
Receivable:
   Investment securities sold .............           117
Total assets ..............................     2,856,171

Liabilities
Payables:
   Investment advisory fees ...............           411
   Fund shares redeemed ...................           117
Total liabilities .........................           528
Net assets ................................ $   2,855,643
                                          ================

Net assets consist of:
Paid-in capital ........................... $   2,661,394
Undistributed net investment income .......        47,089
Accumulated net realized loss
   on investments .........................       (14,059)
Net unrealized appreciation on
investments ...............................       161,219
Net assets................................. $   2,855,643
                                          ================

Total shares outstanding (no par
value),unlimited shares authorized ........       279,342
                                          ================

Net asset value, offering and
redemption price per share................. $       10.22
                                          ================


Statement of Operations
For the Period Ended December 31, 1998*

Investment income
   Dividends .............................. $      49,393
   Interest ...............................             -
                                           ---------------
Total investment income ...................        49,393
                                           ---------------

Expenses
   Investment advisory fees ...............         2,304
                                           ---------------
Total operating expenses ..................         2,304
                                           ---------------
Net investment income .....................        47,089
                                           ---------------

Realized and unrealized gain (loss)
Net realized loss on investments ..........       (14,059)
Net change in unrealized appreciation
   on investments .........................       161,219
                                           ---------------
Net realized and unrealized gain ..........       147,160
                                           ---------------

Net increase in net assets from
operations ................................ $     194,249
                                           ===============

----------------------------------------------------------
*    For period beginning April 13, 1998 (commencement of operations).


                     See notes to the financial statements.

JNL Series Trust
JNL/S&P Moderate Growth Series II

Statement of Changes in Net Assets

                                              Period from
                                               April 13,
                                                1998* to
                                              December 31,
                                          ----------------
                                                  1998

Operations:
  Net investment income ...............   $         47,089
  Net realized loss on investments ....            (14,059)
  Net change in unrealized appreciation
     on investments ...................            161,219
                                          ----------------
  Net increase in net assets from
  operations ..........................            194,249
                                          ----------------

Distributions to shareholders:
  From net investment income ..........                  -
  From net realized gains on
     investment transactions ..........                  -
                                          ----------------
  Total distributions to shareholders .                  -
                                          ----------------

Share transactions:
  Proceeds from the sale of shares ....          4,026,686
  Reinvestment of distributions .......                  -
  Cost of shares redeemed .............         (1,365,292)
                                          ----------------
Net increase in net assets from
   share transactions .................          2,661,394
                                          ----------------

Net increase in net assets ............          2,855,643

Net assets beginning of period ........                  -
                                          ----------------

Net assets end of period ..............   $      2,855,643
                                          ================

Undistributed net investment income ...   $         47,089
                                          ================



Financial Highlights

                                              Period from
                                               April 13,
                                                1998* to
                                              December 31,
                                                  1998
                                             -------------
Selected Per Share Data

Net asset value, beginning of period.......   $      10.00
                                             -------------
Income from operations:
  Net investment income (c) ...............           0.17
  Net realized and unrealized gain on
     investments (c) ......................           0.05
                                             -------------
  Total income from operations.............           0.22
                                             -------------

Less distributions:
  From net investment income...............              -
  From net realized gain on
     investment transactions ..............              -
                                             -------------
  Total distributions .....................              -
                                             -------------
  Net increase ............................           0.22
                                             -------------

Net asset value, end of period ............   $      10.22
                                             =============

Total Return (a) ..........................           2.20%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands)    $      2,856
  Ratio of net operating expenses to
  average net assets (b) ..................           0.20%
  Ratio of net investment income to
  average net assets (b) ..................           4.09%
  Portfolio turnover ......................         103.28%


--------------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for the period ended December 31, 1998.
(b)  Annualized for the period ended December 31, 1998.
(c) The amount shown may not accord with the change in the aggregate gains and losses of portfolio securities due to timing of sales, redemptions of Series shares and receipt of dividends.


                     See notes to the financial statements.

                                  JNL/S&P AGGRESSIVE GROWTH SERIES II
                                  STANDARD & POOR'S INVESTMENT ADVISORY
                                  SERVICES, INC.
[STANDARD & POORS LOGO]           DAVID M. BLITZER, JOSHUA M. HARARI

OBJECTIVE:

JNL/S&P Aggressive Growth Series II seeks as its investment objective capital growth. This Series pursues its investment objective by investing in a diversified group of Series of the JNL Series Trust. This investment concept is referred to as a "fund of funds." Under normal circumstances, this Series allocates between 85% and 95% of its assets to Series that invest primarily in equity securities and 5% to 15% to Series that invest in fixed income securities.

MONEY MANAGER COMMENTARY:

The Series commenced operations on April 13, 1998 and returned 0.50% from inception to year-end 1998, compared with 5.45% for its benchmark, the S&P Micropal Asset Allocation USA Balanced Funds Sector Index.

The Series' initial investment mix included allocations of 25% to the Lazard/JNL Mid Cap Value Series, 20% to the Goldman Sachs/JNL Growth & Income Series, 10% each to the Salomon Brothers/JNL Balanced Series, JNL/Putnam Growth Series and the JNL Global Equities Series, and 5% each to the JNL/ Alliance Growth Series, the T. Rowe Price/JNL Mid-Cap Growth Series, and the Lazard/JNL Small Cap Value Series. The fixed income portion was allocated 5% each to the Salomon Brothers/JNL Global Bond Series and to the Salomon Brothers/JNL High Yield Bond Series. This allocation reflected the long-term focus of this investment program, but also took into account the near-term concern about excessive valuations of domestic equities by making extensive use of equity Series that focus on value as opposed to growth.

During the third  quarter,  our concern  shifted  from  overvaluation  of growth stocks to worry that the U.S. economy would slow down. We adjusted the allocation to reduce exposure to value-oriented Series that often have higher exposures to cyclical, economically sensitive stocks and increased the allocation to Series that focus on growth stocks that are less sensitive to economic fluctuations. The new allocation included 20% each to the JNL/Alliance Growth Series and the Goldman Sachs/ JNL Growth & Income Series, 15% to the Lazard/JNL Mid Cap Value Series, 10% each to the JNL Aggressive Growth Series, the Lazard/JNL Small Cap Value Series, the JNL Global Equities Series and the Salomon Brothers/JNL Balanced Series. The 5% fixed income portion of the portfolio was allocated to the Salomon Brothers/JNL Global Bond Series.

The effort to maintain a long-term focus resulted in setbacks as a broad pullback in the equity markets took hold in August. However, by staying true to the long-term objectives of this Series and with the increased focus on the more aggressive equity Series available, the portfolio quickly began to recover as the market rallied in October. While the overall performance from inception to the end of 1998 lagged the Series' benchmark, the portfolio remained positioned to continue to benefit from future market advances. We remain confident that over the long term, a portfolio consistently weighted towards equities will provide superior returns and help investors meet their financial objectives. We are alert to the elements of speculative excess that crop up from time to time and are prepared to adjust the investment mix to protect the portfolio when deemed necessary.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
JNL/S&P AGGRESSIVE GROWTH SERIES II AND THE
S&P MICROPAL ASSET ALLOCATION USA BALANCED FUNDS SECTOR INDEX

[GRAPHIC]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

4/13/1998                     $10,000.00                          $10,000.00
4/30/98                       $10,010.00                          $10,070.00
5/31/98                        $9,790.00                           $9,969.00
6/30/98                        $9,850.00                          $10,121.00
7/31/98                        $9,550.00                           $9,976.00
8/31/98                        $8,120.00                           $9,111.00
9/30/98                        $8,540.00                           $9,473.00
10/31/98                       $9,010.00                           $9,850.00
11/30/98                       $9,450.00                          $10,200.00
12/31/1998                    $10,050.00                          $10,545.00

TOTAL RETURN
FOR THE PERIOD
FROM APRIL 13, 1998* TO
DECEMBER 31, 1998 ... 0.50%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST.

PERFORMANCE
NUMBERS ARE NET OF ALL SERIES OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF
INSURANCE CHARGES.

-------------

* Commencement of operations.

JNL Series Trust
JNL/S&P Aggressive Growth Series II


Statement of Assets and Liabilities
December 31, 1998

Assets
Investments in securities, at cost ........ $     255,710
                                          ================

Investments in securities, at value ....... $     266,887
Receivable:
   Investment securities sold .............            11
Total assets ..............................       266,898

Liabilities
Payables:
   Investment advisory fees ...............            33
   Fund shares redeemed ...................            11
Total liabilities .........................            44
Net assets ................................ $     266,854
                                          ================

Net assets consist of:
Paid-in capital ........................... $     258,495
Undistributed net investment income .......         2,744
Accumulated net realized loss on
investments ...............................        (5,562)
Net unrealized appreciation on
  investments .............................        11,177
Net assets ................................ $     266,854
                                          ================

Total shares outstanding (no par
value), unlimited shares authorized .......        26,565
                                          ================

Net asset value, offering and
redemption price per share ................ $       10.05
                                          ================



Statement of Operations
For the Period Ended December 31, 1998*

Investment income
   Dividends .............................. $       2,994
   Interest ...............................             -
                                           ---------------
Total investment income ...................         2,994
                                           ---------------

Expenses
   Investment advisory fees ...............           250
                                           ---------------
Total operating expenses ..................           250
                                           ---------------
Net investment income .....................         2,744
                                           ---------------

Realized and unrealized gain (loss)
Net realized loss on investments ..........        (5,562)
Net change in unrealized appreciation
   on investments .........................        11,177
                                           ---------------
Net realized and unrealized gain ..........         5,615
                                           ---------------

Net increase in net assets from
operations ................................ $       8,359
                                           ===============

----------------------------------------------------------
*    For period beginning April 13, 1998 (commencement of operations).


                     See notes to the financial statements

JNL Series Trust
JNL/S&P Aggressive Growth Series II

Statement of Changes in Net Assets

                                              Period from
                                               April 13,
                                                1998* to
                                              December 31,
                                                  1998
                                            -------------

Operations:
  Net investment income ...............     $       2,744
  Net realized loss on investments ....             5,562
  Net change in unrealized appreciation
     on investments ...................            11,177
                                            -------------
  Net increase in net assets from
  operations ..........................             8,359
                                            -------------
Distributions to shareholders:
  From net investment income ..........                --
  From net realized gain on
     investment transactions ..........                --
                                            -------------
  Total distributions to shareholders .                --
                                            -------------

Share transactions:
  Proceeds from the sale of shares ....           520,291
  Reinvestment of distributions .......                --
  Cost of shares redeemed .............          (261,796)
                                            -------------
Net increase in net assets from
   share transactions .................           258,495
                                            -------------

Net increase in net assets ............           266,854

Net assets beginning of period ........                --
                                            -------------

Net assets end of period ..............     $     266,854
                                            =============

Undistributed net investment income ...     $       2,744
                                            =============



Financial Highlights

                                              Period from
                                               April 13,
                                                1998* to
                                              December 31,
                                                  1998
                                             ------------
Selected Per Share Data

Net asset value, beginning of period......... $     10.00
                                             ------------
Income from operations:
  Net investment income (c) .................        0.10
  Net realized and unrealized loss
     on investments (c) .....................       (0.05
                                             ------------
  Total income from operations ..............        0.05
                                             ------------

Less distributions:
  From net investment income ................           -
  From net realized gain on
     investment transactions ................           -
                                             ------------
  Total distributions .......................           -
                                             ------------
  Net increase ..............................        0.05
                                             ------------

Net asset value, end of period .............. $     10.05
                                             ============

Total Return (a) ............................        0.50%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) .. $       267
  Ratio of net operating expenses to
  average net assets (b) ....................        0.20%
  Ratio of net investment income to
  average net assets (b) ....................        2.19%
  Portfolio turnover ........................      165.71%


--------------------------------------------------------------------------------
*    Commencement of operations
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for the period ended December 31, 1998.
(b)  Annualized for the period ended December 31, 1998.
(c) The amount shown may not accord with the change in the aggregate gains and losses of portfolio securities due to timing of sales, redemptions of Series shares and receipt of dividends.


                     See notes to the financial statements.

                                  JNL/S&P VERY AGGRESSIVE GROWTH SERIES II
                                  STANDARD & POOR'S INVESTMENT ADVISORY
                                  SERVICES, INC.
[STANDARD AND POORS LOGO]         DAVID M. BLITZER, JOSHUA M. HARARI

OBJECTIVE:

JNL/S&P Very Aggressive Growth Series II seeks as its investment objective capital growth. Under normal circumstances, this Series pursues its investment objective by investing 100% of its assets in a diversified group of Series of the JNL Series Trust that primarily invest in equity securities. This investment concept is referred to as a "fund of funds."

MONEY MANAGER COMMENTARY:

The Series commenced operations on April 13, 1998 and returned 8.00% from inception to year-end 1998, compared with 5.45% for its benchmark, the S&P Micropal Asset Allocation USA Balanced Funds Sector Index.

This Series' initial investment mix included allocations of 25% each to the JNL/Alliance Growth Series, Lazard/ JNL Mid Cap Value Series and the JNL/Putnam Growth Series, 10% each to the JNL Global Equities Series and the Goldman Sachs/JNL Growth & Income Series, and 5% to the T. Rowe Price/JNL Mid-Cap Growth Series. This allocation reflected the long-term focus on growth of this investment program, but also took into account the near-term concern about excessive valuations of domestic equities by making modest use of equity Series that focus on value.

During the third quarter, our concern shifted from overvaluation of growth stocks to worry that the U.S. economy would slow down. We increased the allocation to Series that focus on growth stocks that are less sensitive to economic fluctuations. The new allocation included 30% to the JNL/Alliance
Growth Series, 20% each to the Lazard/JNL Mid Cap Value Series and the JNL Global Equities Series, 15% to the JNL Aggressive Growth Series, 10% to the Lazard/JNL Small Cap Value Series and 5% to the Goldman Sachs/JNL Growth & Income Series.

The effort to maintain a long-term focus resulted in setbacks as a broad pullback in the equity markets took hold in August. However, by staying true to the long-term objectives of this Series and with the increased focus on the more aggressive equity Series available, the portfolio quickly began to recover as the market rallied in October. The Series exceeded its benchmark and remained positioned to continue to benefit from future market advances. We remain confident that over the long term, a portfolio consistently weighted towards equities will provide superior returns and help investors meet their financial objectives. We are alert to the elements of speculative excess that crop up from time to time and are prepared to adjust the investment mix to protect the portfolio when deemed necessary.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
JNL/S&P VERY AGGRESSIVE GROWTH SERIES II AND THE
S&P MICROPAL ASSET ALLOCATION USA BALANCED FUNDS SECTOR INDEX

[GRAPHIC]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

4/13/1998                      $10,000.00                        $10,000.00
4/30/98                        $10,040.00                        $10,070.00
5/31/98                         $9,810.00                         $9,969.00
6/30/98                        $10,150.00                        $10,121.00
7/31/98                        $10,020.00                         $9,976.00
8/31/98                         $8,320.00                         $9,111.00
9/30/98                         $8,740.00                         $9,473.00
10/31/98                        $9,290.00                         $9,850.00
11/30/98                        $9,860.00                        $10,200.00
12/31/1998                     $10,800.00                        $10,545.00

TOTAL RETURN
FOR THE PERIOD
FROM APRIL 13, 1998* TO
DECEMBER 31, 1998 ... 8.00%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST.

PERFORMANCE NUMBERS ARE NET OF ALL SERIES OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

------------

* Commencement of operations.

JNL Series Trust
JNL/S&P Very Aggressive Growth Series II


Statement of Assets and Liabilities
December 31, 1998

Assets
Investments in securities, at cost ........ $     133,617
                                          ================

Investments in securities, at value ....... $     154,707
Receivable:
   Investment securities sold .............             6
Total assets ..............................       154,713

Liabilities
Payables:
   Investment advisory fees ...............            25
   Fund shares redeemed ...................             6
Total liabilities .........................            31
Net assets ................................ $     154,682
                                          ================

Net assets consist of:
Paid-in capital ........................... $     132,016
Undistributed net investment income .......           963
Accumulated net realized gain
   on investments .........................           613
Net unrealized appreciation on
investments ...............................        21,090
Net assets ................................ $     154,682
                                          ================

Total shares outstanding (no par
value),unlimited shares authorized ........        14,321
                                          ================

Net asset value, offering and
redemption price per share................. $       10.80
                                          ================



Statement of Operations
For the Period Ended December 31, 1998*

Investment income
   Dividends .............................. $       1,174
   Interest ...............................             -
                                           ---------------
Total investment income ...................         1,174
                                           ---------------

Expenses
   Investment advisory fees ...............           211
                                           ---------------
Total operating expenses ..................           211
                                           ---------------
Net investment income  ....................           963
                                           ---------------

Realized and unrealized gain
Net realized gain on investments ..........           613
Net change in unrealized appreciation
   on investments .........................        21,090
                                           ---------------
Net realized and unrealized gain ..........        21,703
                                           ---------------

Net increase in net assets from
operations ................................ $      22,666
                                           ===============

----------------------------------------------------------
*    For period beginning April 13, 1998 (commencement of operations).


                     See notes to the financial statements.

JNL Series Trust
JNL/S&P Very Aggressive Growth Series II

Statement of Changes in Net Assets

                                              Period from
                                               April 13,
                                                1998* to
                                              December 31,
                                                  1998
                                               ----------

Operations:
  Net investment income ................... $         963
  Net realized gain on investments ........           613
  Net change in unrealized appreciation
     on investments .......................        21,090
                                               ----------
  Net increase in net assets from
  operations ..............................        22,666
                                               ----------

Distributions to shareholders:
  From net investment income ..............             -
  From net realized gain on
     investment transactions ..............             -
                                               ----------
  Total distributions to shareholders .....             -
                                               ----------

Share transactions:
  Proceeds from the sale of shares ........       401,318
  Reinvestment of distributions ...........             -
  Cost of shares redeemed .................      (269,302)
                                               ----------
Net increase in net assets from
   share transactions .....................       132,016
                                               ----------

Net increase in net assets ................       154,682

Net assets beginning of period ............             -
                                               ----------

Net assets end of period .................. $     154,682
                                               ==========

Undistributed net investment income ....... $         963
                                               ==========



Financial Highlights

                                              Period from
                                               April 13,
                                                1998* to
                                              December 31,
                                                  1998
                                            -------------
Selected Per Share Data

Net asset value, beginning of period....... $       10.00
                                            -------------
Income from operations:
  Net investment income (c) ...............          0.07
  Net realized and unrealized gains
     on investments (c) ...................          0.73
                                            -------------
  Total income from operations ............          0.80
                                            -------------

Less distributions:
  From net investment income ..............             -
  From net realized gain on
     investment transactions ..............             -
                                            -------------
  Total distributions .....................             -
                                            -------------
  Net increase ............................          0.80
                                            -------------

Net asset value, end of period ............ $       10.80
                                            =============

Total Return (a) ..........................          8.00%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands). $         155
  Ratio of net operating expenses to
  average net assets (b) ..................          0.20%
  Ratio of net investment income to
  average net assets (b) ..................          0.91%
  Portfolio turnover ......................        208.66%

--------------------------------------------------------------------------------
*    Commencement of operations
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for the period ended December 31, 1998.
(b)  Annualized for the period ended December 31, 1998.
(c) The amount shown may not accord with the change in the aggregate gains and losses of portfolio securities due to timing of sales, redemptions of Series shares and receipt of dividends.


                     See notes to the financial statements.

                                  JNL/S&P EQUITY GROWTH SERIES II
                                  STANDARD & POOR'S INVESTMENT ADVISORY
                                  SERVICES, INC.
[STANDARD AND POORS LOGO]         DAVID M. BLITZER, JOSHUA M. HARARI

OBJECTIVE:

JNL/S&P Equity Growth Series II seeks as its investment objective capital growth. Under normal circumstances, this Series pursues its investment objective by investing 100% of its assets in a diversified group of Series of the JNL Series Trust that primarily invest in equity securities. This investment concept is referred to as a "fund of funds."

MONEY MANAGER COMMENTARY:

The Series commenced operations on April 13, 1998 and returned 0.40% from inception to year-end 1998, compared with 5.45% for its benchmark, the S&P Micropal Asset Allocation USA Balanced Funds Sector Index.

The Series' initial investment mix included allocations of 25% each to the Lazard/JNL Mid Cap Value Series and the Goldman Sachs/JNL Growth & Income Series, 15% each to the JNL/Putnam Growth Series and the JNL/Putnam Value Series, 10% to the JNL Global Equities Series, and 5% each to the JNL/Alliance Growth Series and the Lazard/ JNL Small Cap Value Series. This allocation reflected the long-term focus of this investment program, but also took into account the near-term concern about excessive valuations of domestic equities by making extensive use of equity Series that focus on value as opposed to growth.

During the third  quarter,  our concern  shifted  from  overvaluation  of growth stocks to worry that the U.S. economy would slow down. We adjusted the allocation to reduce exposure to value-oriented Series that often have higher exposures to cyclical, economically sensitive stocks and increased the allocation to Series that focus on growth stocks that are less sensitive to economic fluctuations. The new allocation included 20% each to the JNL/Alliance Growth Series, the Lazard/JNL Mid Cap Value Series and the JNL Global Equities Series, 15% each to the JNL Aggressive Growth Series and the Goldman Sachs/JNL Growth & Income Series, and 10% to the Lazard/JNL Small Cap Value Series.

The effort to maintain a long-term focus resulted in setbacks as a broad pullback in the equity markets took hold in August. However, by staying true to the long-term objectives of this Series and with the increased focus on the more aggressive equity Series available, the portfolio quickly began to recover as the market rallied in October. While the overall performance from inception to the end of 1998 lagged the Series' benchmark, the portfolio remained positioned to continue to benefit from future market advances. We remain confident that over the long term, a portfolio consistently weighted towards equities will provide superior returns and help investors meet their financial objectives. We are alert to the elements of speculative excess that crop up from time to time and are prepared to adjust the investment mix to protect the portfolio when deemed necessary.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
JNL/S&P EQUITY GROWTH SERIES II AND THE
S&P MICROPAL ASSET ALLOCATION USA BALANCED FUNDS SECTOR INDEX

[GRAPHIC]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

4/13/1998                         $10,000.00                       $10,000.00
4/30                              $10,000.00                       $10,070.00
5/31                               $9,730.00                        $9,969.00
6/30                               $9,800.00                       $10,121.00
7/31                               $9,460.00                        $9,976.00
8/31                               $7,910.00                        $9,111.00
9/30                               $8,290.00                        $9,473.00
10/31                              $8,780.00                        $9,850.00
11/30                              $9,280.00                       $10,200.00
12/31/1998                        $10,040.00                       $10,545.00

TOTAL RETURN
FOR THE PERIOD
FROM APRIL 13, 1998* TO
DECEMBER 31, 1998 ... 0.40%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST.

PERFORMANCE NUMBERS ARE NET OF ALL SERIES OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

-------------

* Commencement of operations.

JNL Series Trust
JNL/S&P Equity Growth Series II


Statement of Assets and Liabilities
December 31, 1998

Assets
Investments in securities, at cost ........ $     536,781
                                          ================

Investments in securities, at value ....... $     600,477
Receivable:
   Investment securities sold .............            25
Total assets ..............................       600,502

Liabilities
Payables:
   Investment advisory fees ...............            97
   Fund shares redeemed ...................            25
Total liabilities .........................           122
Net assets ................................ $     600,380
                                          ================

Net assets consist of:
Paid-in capital ........................... $     542,216
Undistributed net investment income .......         4,501
Accumulated net realized loss on
investments ...............................       (10,033)
Net unrealized appreciation on
investments ...............................        63,696
Net assets ................................ $     600,380
                                          ================

Total shares outstanding (no par
value),unlimited shares authorized ........        59,799
                                          ================

Net asset value, offering and
redemption price per share................. $       10.04
                                          ================




Statement of Operations
For the Period Ended December 31, 1998*

Investment income
   Dividends .............................. $       4,997
   Interest ...............................             -
                                           ---------------
Total investment income ...................         4,997
                                           ---------------

Expenses
   Investment advisory fees ...............           496
                                           ---------------
Total operating expenses ..................           496
                                           ---------------
Net investment income  ....................         4,501
                                           ---------------

Realized and unrealized gain (loss)
Net realized loss on investments ..........       (10,033)
Net change in unrealized appreciation
  on investments ..........................        63,696
                                           ---------------
Net realized and unrealized gain ..........        53,663
                                           ---------------

Net increase in net assets from
operations ................................ $      58,164
                                           ===============

----------------------------------------------------------
*    For period beginning April 13, 1998 (commencement of operations).


                     See notes to the financial statements.

JNL Series Trust
JNL/S&P Equity Growth Series II

Statement of Changes in Net Assets

                                              Period from
                                               April 13,
                                                1998* to
                                              December 31,
                                                  1998
                                            -------------

Operations:
  Net investment income ................... $       4,501
  Net realized loss on investments ........       (10,033)
  Net change in unrealized appreciation
     on investments .......................        63,696
                                            -------------
  Net increase in net assets from
  operations ..............................        58,164
                                            -------------

Distributions to shareholders:
  From net investment income ..............             -
  From net realized gain on
     investment transactions ..............             -
                                            -------------
  Total distributions to shareholders .....             -
                                            -------------

Share transactions:
  Proceeds from the sale of shares ........       826,868
  Reinvestment of distributions ...........             -
  Cost of shares redeemed .................      (284,652)
                                            -------------
Net increase in net assets from
   share transactions .....................       542,216
                                            -------------

Net increase in net assets ................       600,380

Net assets beginning of period ............             -
                                            -------------

Net assets end of period .................. $     600,380
                                            =============

Undistributed net investment income ....... $       4,501
                                            =============



Financial Highlights

                                              Period from
                                               April 13,
                                                1998* to
                                              December 31,
                                                  1998
                                             ------------
Selected Per Share Data

Net asset value, beginning of period....... $       10.00
                                             ------------
Income from operations:
  Net investment income (c) ...............          0.08
  Net realized and unrealized gains
     on investments (c) ...................         (0.04)
                                             ------------
  Total income from operations ............          0.04
                                             ------------

Less distributions:
  From net investment income ..............             -
  From net realized gain on
     investment transactions ..............             -
                                             ------------
  Total distributions .....................             -
                                             ------------
  Net increase ............................          0.04
                                             ------------

Net asset value, end of period ............ $       10.04
                                             ============

Total Return (a) ..........................          0.40%

Ratios and Supplemental Data:
  Net assets, end of period (in
  thousands) .............................. $         600
  Ratio of net operating expenses to
  average net assets (b) ..................          0.20%
  Ratio of net investment income to
  average net assets (b) ..................          1.82%
  Portfolio turnover ......................        121.14%

--------------------------------------------------------------------------------
*    Commencement of operations
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for the period ended December 31, 1998.
(b)  Annualized for the period ended December 31, 1998.
(c) The amount shown may not accord with the change in the aggregate gains and losses of portfolio securities due to timing of sales, redemptions of Series shares and receipt of dividends.


                     See notes to the financial statements.

                                  JNL/S&P EQUITY AGGRESSIVE GROWTH SERIES II
                                  STANDARD & POOR'S INVESTMENT ADVISORY
                                  SERVICES, INC.
[STANDARD AND POORS LOGO]         DAVID M. BLITZER, JOSHUA M. HARARI

OBJECTIVE:

JNL/S&P Equity Aggressive Growth Series II seeks as its investment objective capital growth. Under normal circumstances, this Series pursues its investment objective by investing 100% of its assets in a diversified group of Series of the JNL Series Trust that primarily invest in equity securities. This investment concept is referred to as a "fund of funds."

MONEY MANAGER COMMENTARY:

The Series commenced operations on April 13, 1998 and returned 3.60% from inception to year-end 1998, compared with 5.45% for its benchmark, the S&P Micropal Asset Allocation USA Balanced Funds Sector Index.

The Series' initial investment mix included allocations of 25% each to the Lazard/JNL Mid Cap Value Series and the Goldman Sachs/JNL Growth & Income Series, 15% each to the JNL/Alliance Growth Series and the JNL/ Putnam Growth Series, 10% to the JNL Global Equities Series, and 5% each to the T. Rowe Price/JNL Mid-Cap Growth Series and the Lazard/JNL Small Cap Value Series. This allocation reflected the long-term focus of this investment program, but also took into account the near-term concern about excessive valuations of domestic equities by making extensive use of equity Series that focus on value as opposed to growth.

During the third  quarter,  our concern  shifted  from  overvaluation  of growth stocks to worry that the U.S. economy would slow down. We adjusted the allocation to reduce exposure to value-oriented Series that often have higher exposures to cyclical, economically sensitive stocks and increased the allocation to Series that focus on growth stocks that are less sensitive to economic fluctuations. The new allocation included 25% to the JNL/Alliance Growth Series, 20% each to the Lazard/ JNL Mid Cap Value Series and the JNL Global Equities Series, 15% to the JNL Aggressive Growth Series, and 10% each to the Goldman Sachs/JNL Growth & Income Series and the Lazard/JNL Small Cap Value Series.

The effort to maintain a long-term focus resulted in setbacks as a broad pullback in the equity markets took hold in August. However, by staying true to the long-term objectives of this Series and with the increased focus on the more aggressive equity Series available, the portfolio quickly began to recover as the market rallied in October. While the overall performance from inception to the end of 1998 lagged the Series' benchmark, the portfolio remained positioned to continue to benefit from future market advances. We remain confident that over the long-term, a portfolio consistently weighted towards equities will provide superior returns and help investors meet their financial objectives. We are alert to the elements of speculative excess that crop up from time to time and are prepared to adjust the investment mix to protect the portfolio when deemed necessary.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
JNL/S&P EQUITY AGGRESSIVE GROWTH SERIES II AND THE
S&P MICROPAL ASSET ALLOCATION USA BALANCED FUNDS SECTOR INDEX

[GRAPHIC]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

4/13/1998                          $10,000.00                      $10,000.00
4/30                               $10,010.00                      $10,070.00
5/31                                $9,750.00                       $9,969.00
6/30                                $9,920.00                      $10,121.00
7/31                                $9,690.00                       $9,976.00
8/31                                $8,070.00                       $9,111.00
9/30                                $8,470.00                       $9,473.00
10/31                               $8,990.00                       $9,850.00
11/30                               $9,520.00                      $10,200.00
12/31/1998                         $10,360.00                      $10,545.00

TOTAL RETURN
FOR THE PERIOD
FROM APRIL 13, 1998* TO
DECEMBER 31, 1998 ... 3.60%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST.

PERFORMANCE NUMBERS ARE NET OF ALL SERIES OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

------------

* Commencement of operations.

JNL Series Trust
JNL/S&P Equity Aggressive Growth Series II


Statement of Assets and Liabilities
December 31, 1998

Assets
Investments in securities, at cost ........ $     204,578
                                          ================

Investments in securities, at value ....... $     224,071
Receivable:
   Investment securities sold .............             9
Total assets ..............................       224,080

Liabilities
Payables:
   Investment advisory fees ...............            36
   Fund shares redeemed ...................             9
Total liabilities .........................            45
Net assets ................................ $     224,035
                                          ================

Net assets consist of:
Paid-in capital ........................... $     208,302
Undistributed net investment income .......         1,538
Accumulated net realized loss
   on investments .........................        (5,298)
Net unrealized appreciation on
  investments .............................        19,493
Net assets ................................ $     224,035
                                          ================

Total shares outstanding (no par
value), unlimited shares authorized .......        21,616
                                          ================

Net asset value, offering and
redemption price per share................. $       10.36
                                          ================




Statement of Operations
For the Period Ended December 31, 1998*

Investment income
   Dividends .............................. $       1,790
   Interest ...............................             -
                                           ---------------
Total investment income ...................         1,790
                                           ---------------

Expenses
   Investment advisory fees ...............           252
                                           ---------------
Total operating expenses...................           252
                                           ---------------
Net investment income .....................         1,538
                                           ---------------

Realized and unrealized gain (loss)
Net realized loss on investments ..........        (5,298)
Net change in unrealized appreciation
   on investments .........................        19,493
                                           ---------------
Net realized and unrealized gain ..........        14,195
                                           ---------------

Net increase in net assets from
operations ................................ $      15,733
                                           ===============

----------------------------------------------------------
*    For period beginning April 13, 1998 (commencement of operations).


                     See notes to the financial statements.

JNL Series Trust
JNL/S&P Equity Aggressive Growth Series II

Statement of Changes in Net Assets

                                              Period from
                                               April 13,
                                                1998* to
                                              December 31,
                                                  1998
                                             ------------

Operations:
  Net investment income ................... $       1,538
  Net realized loss on investments ........        (5,298)
  Net change in unrealized appreciation
     on investments .......................        19,493
                                             ------------

  Net increase in net assets from
  operations ..............................        15,733
                                             ------------

Distributions to shareholders:
  From net investment income ..............             -
  From net realized gain on
     investment transactions ..............             -
                                             ------------
  Total distributions to shareholders .....             -
                                             ------------

Share transactions:
  Proceeds from the sale of shares ........       445,053
  Reinvestment of distributions ...........             -
  Cost of shares redeemed .................      (236,751)
                                             ------------
Net increase in net assets from
   share transactions .....................       208,302
                                             ------------

Net increase in net assets ................       224,035

Net assets beginning of period ............             -
                                             ------------

Net assets end of period .................. $     224,035
                                             ============

Undistributed net investment income ....... $       1,538
                                             ============




Financial Highlights

                                              Period from
                                               April 13,
                                                1998* to
                                              December 31,
                                                  1998
                                             ------------
Selected Per Share Data

Net asset value, beginning of period....... $       10.00
                                             ------------
Income from operations:
  Net investment income (c) ...............          0.07
  Net realized and unrealized gain
     on investments (c) ...................          0.29
                                             ------------
  Total income from operations ............          0.36
                                             ------------

Less distributions:
  From net investment income ..............             -
  From net realized gain on
     investment transactions ..............             -
                                             ------------
  Total distributions .....................             -
                                             ------------
  Net increase ............................          0.36
                                             ------------

Net asset value, end of period ............ $       10.36
                                            =============

Total Return (a) ..........................          3.60%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands)  $         224
  Ratio of net operating expenses to
  average net assets (b) ..................          0.20%
  Ratio of net investment income to
  average net assets (b) ..................          1.22%
  Portfolio turnover ......................        157.21%


--------------------------------------------------------------------------------
*    Commencement of operations
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for the period ended December 31, 1998.
(b)  Annualized for the period ended December 31, 1998.
(c) The amount shown may not accord with the change in the aggregate gains and losses of portfolio securities due to timing of sales, redemptions of Series shares and receipt of dividends.


                     See notes to the financial statements.

                      JNL/S&P CONSERVATIVE GROWTH SERIES I
                             SCHEDULE OF INVESTMENTS
                                December 31, 1998


                                                                                                              Market
                                                                                              Shares           Value
                                                                                              ------           -----
Investment Company Securities  -- 100%

  JNL Aggressive Growth Series..........................................................        25,877         $571,373
  JNL Global Equities Series ...........................................................        45,575        1,007,663
  JNL/Alger Growth Series...............................................................        57,308        1,085,993
  JNL/Eagle Core Equity Series .........................................................        96,265        1,531,580
  JNL/Putnam Value Equity Series .......................................................        82,163        1,498,647
  PPM America/JNL High Yield Bond Series ...............................................        86,904          946,386
  PPM America/JNL Money Market Series ..................................................       473,740          473,740
  Salomon Brothers/JNL Global Bond Series ..............................................       133,169        1,420,910
  Salomon Brothers/JNL U.S. Government & Quality Bond Series............................        85,944          958,277
  T. Rowe Price/JNL Mid-Cap Growth Series ..............................................        26,087          532,950
                                                                                                           --------------

Total Investments -- 100%
  (cost $9,725,534) ....................................................................                     $10,027,519
                                                                                                           ==============


                        JNL/S&P MODERATE GROWTH SERIES I
                             SCHEDULE OF INVESTMENTS
                                December 31, 1998

                                                                                                              Market
                                                                                              Shares           Value
                                                                                              ------           -----
Investment Company Securities  -- 100%

  JNL Aggressive Growth  Series.........................................................        64,217       $1,417,912
  JNL Global Equities Series ...........................................................        84,600        1,870,500
  JNL/Alger Growth Series...............................................................        70,875        1,343,087
  JNL/Eagle Core Equity Series .........................................................       118,920        1,892,016
  JNL/Putnam Value Equity Series........................................................       101,441        1,850,291
  PPM America/JNL High Yield Bond Series ...............................................       106,540        1,160,220
  Salomon Brothers/JNL Global Bond Series ..............................................       109,326        1,166,513
  Salomon Brothers/JNL U.S. Government & Quality Bond Series............................        53,004          590,995
  T. Rowe Price/JNL Mid-Cap Growth Series ..............................................        64,714        1,322,103
                                                                                                           --------------

Total Investments -- 100%
  (cost $11,824,958) ...................................................................                    $12,613,637
                                                                                                           ==============



                       JNL/S&P AGGRESSIVE GROWTH SERIES I
                             SCHEDULE OF INVESTMENTS
                                December 31, 1998

                                                                                                              Market
                                                                                              Shares          Value
                                                                                              ------          -----
Investment Company Securities  -- 100%

  JNL Aggressive Growth Series .........................................................        33,234         $733,802
  JNL Global Equities Series ...........................................................        37,574          830,760
  JNL/Alger Growth Series ..............................................................        36,764          696,678
  JNL/Eagle Core Equity Series .........................................................        54,693          870,170
  JNL/Eagle SmallCap Equity Series .....................................................        14,694          217,765
  Salomon Brothers/JNL Global Bond Series ..............................................        38,046          405,955
  T. Rowe Price/JNL Mid-Cap Growth Series ..............................................        32,823          670,578
                                                                                                           --------------

Total Investments -- 100%
  (cost $4,022,415) ....................................................................                     $4,425,708
                                                                                                           ==============

                     See notes to the financial statements.

                     JNL/S&P VERY AGGRESSIVE GROWTH SERIES I
                             SCHEDULE OF INVESTMENTS
                                December 31, 1998

                                                                                                              Market
                                                                                              Shares           Value
                                                                                              ------           -----
Investment Company Securities  -- 100%

  JNL Aggressive Growth Series .........................................................        24,462         $540,124
  JNL Global Equities Series ...........................................................        25,291          559,190
  JNL/Alger Growth Series ..............................................................        33,201          629,163
  JNL/Eagle Core Equity Series .........................................................        14,780          235,156
  JNL/Eagle SmallCap Equity Series......................................................        15,722          233,007
  JNL/Putnam Growth Series .............................................................         5,378          123,040
  T. Rowe Price/JNL Mid-Cap Growth Series...............................................         5,975          122,068
                                                                                                           --------------

Total Investments -- 100%
  (cost $2,211,104) ....................................................................                     $2,441,748
                                                                                                           ==============

                       JNL/S&P EQUITY GROWTH SERIES I
                             SCHEDULE OF INVESTMENTS
                                December 31, 1998

                                                                                                              Market
                                                                                              Shares           Value
                                                                                              ------           -----
Investment Company Securities  -- 100%

  JNL Aggressive Growth Series..........................................................        37,190         $821,164
  JNL Global Equities Series ...........................................................        43,322          957,859
  JNL/Alger Growth Series...............................................................        54,791        1,038,294
  JNL/Eagle Core Equity Series .........................................................        76,815        1,222,133
  JNL/Eagle SmallCap Equity Series .....................................................        32,974          488,679
  T. Rowe Price/JNL Mid-Cap Growth Series ..............................................        24,827          507,209
                                                                                                           --------------

Total Investments -- 100%
  (cost $4,557,366) ....................................................................                     $5,035,338
                                                                                                           ==============



                    JNL/S&P EQUITY AGGRESSIVE GROWTH SERIES I
                             SCHEDULE OF INVESTMENTS
                                December 31, 1998

                                                                                                              Market
                                                                                              Shares          Value
                                                                                              ------          -----
Investment Company Securities  -- 100%

  JNL Aggressive Growth Series .........................................................        23,964         $529,121
  JNL Global Equities Series ...........................................................        27,514          608,329
  JNL/Alger Growth......................................................................        43,977          833,367
  JNL/Eagle Core Equity Series .........................................................        39,409          626,994
  JNL/Eagle SmallCap Equity Series .....................................................        21,177          313,844
  JNL/Putnam Growth Series .............................................................         7,149          163,566
  T. Rowe Price/JNL Mid-Cap Growth Series ..............................................         7,983          163,101
                                                                                                           --------------

Total Investments -- 100%
  (cost $2,913,308) ....................................................................                     $3,238,322
                                                                                                           ==============

                     See notes to the financial statements.

                      JNL/S&P CONSERVATIVE GROWTH SERIES II
                             SCHEDULE OF INVESTMENTS
                                December 31, 1998

                                                                                                              Market
                                                                                              Shares          Value
                                                                                              ------          -----
Investment Company Securities  -- 100%

  Goldman Sachs/JNL Growth & Income Series .............................................        34,842         $313,574
  JNL Aggressive Growth Series .........................................................         3,404           75,165
  JNL Global Equities Series ...........................................................         4,903          108,415
  JNL/Alliance Growth Series............................................................        11,951          158,714
  JNL/PIMCO Total Return Bond Series ...................................................        34,668          352,230
  Lazard/JNL Mid Cap Value Series ......................................................         7,416           68,299
  Salomon Brothers/JNL Balanced Series .................................................        30,291          314,416
  Salomon Brothers/JNL Global Bond Series ..............................................        19,505          208,120
  Salomon Brothers/JNL High Yield Bond Series ..........................................        10,679          102,407
                                                                                                           --------------

Total Investments -- 100%
  (cost $1,636,407) ....................................................................                     $1,701,340
                                                                                                           ==============


                       JNL/S&P MODERATE GROWTH SERIES II
                             SCHEDULE OF INVESTMENTS
                                December 31, 1998

                                                                                                              Market
                                                                                              Shares          Value
                                                                                              ------          -----
Investment Company Securities  -- 100%

  Goldman Sachs/JNL Growth & Income Series .............................................        60,060         $540,538
  JNL Aggressive Growth Series .........................................................        14,716          324,939
  JNL Global Equities Series ...........................................................        12,616          278,932
  JNL/Alliance Growth Series ...........................................................        35,355          469,513
  JNL/PIMCO Total Return Bond Series ...................................................        13,207          134,178
  Lazard/JNL Mid Cap Value Series ......................................................        30,941          284,967
  Salomon Brothers/JNL Balanced Series .................................................        53,523          555,567
  Salomon Brothers/JNL Global Bond Series ..............................................        12,569          134,107
  Salomon Brothers/JNL High Yield Bond Series ..........................................        13,901          133,313
                                                                                                           --------------

Total Investments -- 100%
  (cost $2,694,835) ....................................................................                     $2,856,054
                                                                                                           ==============


                       JNL/S&P AGGRESSIVE GROWTH SERIES II
                             SCHEDULE OF INVESTMENTS
                                December 31, 1998

                                                                                                              Market
                                                                                              Shares          Value
                                                                                              ------          -----
Investment Company Securities  -- 100%

  Goldman Sachs/JNL Growth & Income Series .............................................         5,628          $50,648
  JNL Aggressive Growth Series .........................................................         1,332           29,416
  JNL Global Equities Series ...........................................................         1,159           25,627
  JNL/Alliance Growth Series ...........................................................         4,261           56,589
  Lazard/JNL Mid Cap Value Series ......................................................         4,310           39,696
  Lazard/JNL Small Cap Value Series ....................................................         2,966           25,803
  Salomon Brothers/JNL Balanced Series .................................................         2,536           26,326
  Salomon Brothers/JNL Global Bond Series ..............................................         1,198           12,782
                                                                                                           --------------

Total Investments -- 100%
  (cost $255,710).......................................................................                       $266,887
                                                                                                           ==============

                     See notes to the financial statements.

                    JNL/S&P VERY AGGRESSIVE GROWTH SERIES II
                             SCHEDULE OF INVESTMENTS
                                December 31, 1998

                                                                                                              Market
                                                                                              Shares          Value
                                                                                              ------          -----
Investment Company Securities  -- 100%

  Goldman Sachs/JNL Growth & Income Series .............................................           780           $7,019
  JNL Aggressive Growth Series .........................................................         1,180           26,047
  JNL Global Equities Series ...........................................................         1,284           28,379
  JNL/Alliance Growth Series ...........................................................         3,735           49,596
  Lazard/JNL Mid Cap Value Series ......................................................         3,208           29,549
  Lazard/JNL Small Cap Value Series ....................................................         1,623           14,117
                                                                                                           --------------

Total Investments -- 100%
  (cost $133,617) ......................................................................                       $154,707
                                                                                                           ==============


                         JNL/S&P EQUITY GROWTH SERIES II
                             SCHEDULE OF INVESTMENTS
                                December 31, 1998

                                                                                                              Market
                                                                                              Shares          Value
                                                                                              ------          -----
Investment Company Securities  -- 100%

  Goldman Sachs/JNL Growth & Income Series .............................................         9,050          $81,448
  JNL Aggressive Growth Series .........................................................         4,588          101,312
  JNL Global Equities Series ...........................................................         5,225          115,530
  JNL/Alliance Growth Series ...........................................................         9,749          129,464
  Lazard/JNL Mid Cap Value Series ......................................................        12,572          115,789
  Lazard/JNL Small Cap Value Series ....................................................         6,544           56,934
                                                                                                           --------------

Total Investments -- 100%
  (cost $536,781) ......................................................................                       $600,477
                                                                                                           ==============


                   JNL/S&P EQUITY AGGRESSIVE GROWTH SERIES II
                             SCHEDULE OF INVESTMENTS
                                December 31, 1998

                                                                                                              Market
                                                                                              Shares          Value
                                                                                              ------          -----
Investment Company Securities  -- 100%

  Goldman Sachs/JNL Growth & Income Series .............................................         2,283          $20,545
  JNL Aggressive Growth Series .........................................................         1,718           37,932
  JNL Global Equities Series ...........................................................         1,892           41,823
  JNL/Alliance Growth Series ...........................................................         4,514           59,950
  Lazard/JNL Mid Cap Value Series ......................................................         4,686           43,156
  Lazard/JNL Small Cap Value Series ....................................................         2,375           20,665
                                                                                                           --------------

Total Investments -- 100%
  (cost $204,578) ......................................................................                       $224,071
                                                                                                           ==============


                     See notes to the financial statements.

                                  GOLDMAN SACHS/JNL GROWTH & INCOME SERIES
                                  GOLDMAN SACHS ASSET MANAGEMENT
                                  GREG GIGLIOTTI, THOMAS S. PRICE,
[GOLDMAN SACHS LOGO]              LAWRENCE S. SIBLEY, KARMA WILSON

OBJECTIVE:

Goldman Sachs/JNL Growth & Income Series seeks as its investment objective long-term growth of capital and growth of income through investments in equity securities that are considered to have favorable prospects for capital appreciation and/or dividend paying ability.

MONEY MANAGER COMMENTARY:

The year's positive momentum was inspired largely by the Federal Reserve Board's successive rate cuts, which eased the credit crunch in capital markets and relieved concerns about global financial conditions. Notably, gains for the entire year were attributable to a narrow segment of the market; the top five stocks in the S&P 500 Index ("Index") created 24% of the total return, and the top fifty stocks accounted for 82% of the total return. Furthermore, the top decile generated approximately 70% of the 1998 total return and mega-cap growth stocks led the pack. The final results: the Index closed the year up an impressive 28.58%, significantly outperforming smaller capitalization indices such as the Russell Midcap Index, which was up only 10.1% for the same time period.

Investors also favored growth versus value investing during most of the year, with the S&P 500/BARRA Growth Index posting a 42.1% return at year-end versus the S&P 500/BARRA Value Index, which returned only 13.8% for the same time period.

The Series employs a value-oriented strategy that seeks long-term growth of capital. This strategy, combined with our bias for mid-capitalization stocks, detracted from performance during the year. However, performance was attributable, to a greater extent, to stocks we did not own. Specifically, we lost ground relative to the Index based on lack of participation in the enormous gains of blue-chip computer software companies (the majority of their returns ranged from 20%-60% for the quarter), multi-national consumer product companies (returns ranged between 14%-58%) and mega-cap pharmaceutical companies and electronic media stocks (except for two stocks, returns ranged between 17%-95%).

During the year, we increased the number of holdings in the portfolio from 34 holdings in May to 88 holdings at year-end. By broadening the portfolio exposures, we diminished the size and number of industry bets and the concentration of the largest holdings. We focused our new investments in large-cap segments of the market (>$5 billion) and raised the median market cap of the portfolio from $9 billion in May to $16 billion at year-end.

Since inception, the Series returned -9.31%, underperforming the S&P 500 Index return of 18.61% during the same time period. The Series currently sells at a significant discount relative to the Index, and we anticipate that our discounted valuation investments should re-attract capital and drive returns to more traditional levels. We believe that the steps we have taken to improve diversification will provide returns more in line with the Index going forward.

In all environments, we perform rigorous, firsthand research into stocks which trade at a discount to the market and their peers due to obscurity or uncertainty. We aim to exploit anomalies by investigating what is undiscovered or misunderstood by the marketplace. We firmly believe that our disciplined, value-based approach has the potential to deliver strong returns to the long-term investor.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
GOLDMAN SACHS/JNL GROWTH & INCOME SERIES AND THE S&P 500 INDEX

[GRAPHIC]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

03/02/98                   $10,000.00       $10,000.00
03/31/98                   $10,270.00       $10,550.84
04/30/98                   $10,160.00       $10,646.86
05/31/98                    $9,880.00       $10,446.70
06/30/98                    $9,740.00       $10,858.30
07/31/98                    $9,240.00       $10,742.97
08/31/98                    $7,940.00        $9,191.22
09/30/98                    $8,440.00        $9,780.05
10/31/98                    $8,910.00       $10,574.83
11/30/98                    $9,110.00       $11,215.52
12/31/98                    $9,068.92       $11,861.40

TOTAL RETURN
FOR THE PERIOD
FROM MARCH 2, 1998* TO
DECEMBER 31, 1998 ... -9.31%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST.

PERFORMANCE NUMBERS ARE NET OF ALL SERIES OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

-------------

* Commencement of operations.

JNL Series Trust
Goldman Sachs/JNL Growth & Income Series

Statement of Assets and Liabilities
December 31, 1998

Assets
Investments in securities, at cost ........ $  4,228,646
                                          ================

Investments in securities, at value ....... $   4,315,162
Receivables:
   Dividends and interest .................         6,183
   Investment securities sold .............         5,693
                                          ----------------
Total assets ..............................     4,327,038
                                          ----------------

Liabilities
Payables:
   Investment advisory fees ...............         3,258
   Fund shares redeemed ...................           106
Other liabilities .........................        12,920
                                          ----------------
Total liabilities .........................        16,284
                                          ================
Net assets ................................ $   4,310,754
                                          ================

Net assets consist of:
Paid-in capital ........................... $   4,753,549
Undistributed net investment income .......             -
Accumulated net realized loss
   on investments, future contracts,
   and foreign currency related items .....      (529,317)
Net unrealized appreciation on:
   Investments ............................        86,516
   Foreign currency related items .........             6
                                          ================
Net assets ................................ $   4,310,754
                                          ================

Total shares outstanding (no par
value), unlimited shares authorized .......       479,039
                                          ================

Net asset value, offering and
redemption price per share................. $        9.00
                                          ================



Statement of Operations
For the Period Ended December 31, 1998*

Investment income
   Dividends .............................. $      46,623
   Interest ...............................        10,668
   Foreign tax withholding ................          (319)
                                           ---------------
Total investment income ...................        56,972
                                           ---------------

Expenses
   Investment advisory fees ...............        25,322
   Custodian fees .........................        14,204
   Portfolio accounting fees ..............        13,984
   Professional fees ......................         4,363
   Other ..................................         1,171
                                           ---------------
Total operating expenses ..................        59,044
Less:
   Reimbursement from Adviser .............       (29,616)
                                           ---------------
Net expenses ..............................        29,428
                                           ---------------
Net investment income .....................        27,544
                                           ---------------

Realized and unrealized gains (losses) Net realized loss on:
   Investments ............................      (510,356)
   Foreign currency related items .........           (10)
   Futures contracts ......................       (18,962)
Net change in unrealized appreciation on:
   Investments ............................        86,516
   Foreign currency related items .........             6
                                           ---------------
Net realized and unrealized losses ........      (442,806)
                                           ---------------

Net decrease in net assets
   from operations ........................ $    (415,262)
                                           ===============

----------------------------------------------------------
* For period beginning March 2, 1998 (commencement of operations).


                     See notes to the financial statements.

JNL Series Trust
Goldman Sachs/JNL Growth & Income Series


Statement of Changes in Net Assets

                                              Period from
                                                March 2,
                                                1998* to
                                              December 31,
                                                  1998
                                             ----------------

Operations:
  Net investment income ..................... $    27,544
  Net realized loss on:
    Investments .............................    (510,356)
    Foreign currency related items ..........         (10)
    Futures contracts .......................     (18,962)
  Net change in unrealized appreciation on:
    Investments .............................      86,516
    Foreign currency related items ..........           6
                                               ----------
Net decrease in net assets from
operations ..................................    (415,262)
                                               ----------

Distributions to shareholders:
  From net investment income ................     (32,767)
  From net realized gains on investment
     transactions ...........................           -
                                               ----------
Total distributions to shareholders .........     (32,767)
                                               ----------

Share transactions:
  Proceeds from the sale of shares ..........   7,095,095
  Reinvestment of distributions .............      32,767
  Cost of shares redeemed ...................  (2,369,079)
                                               ----------
Net increase in net assets from share
   transactions .............................   4,758,783
                                               ----------

Net increase in net assets ..................   4,310,754

Net assets beginning of period ..............           -
                                               ----------

Net assets end of period .................... $ 4,310,754
                                               ==========

Undistributed net investment income ......... $         -
                                               ==========



Financial Highlights

                                               Period from
                                                March 2,
                                                1998* to
                                              December 31,
                                                  1998
                                             ------------
Selected Per Share Data

Net asset value, beginning of period......... $     10.00
                                             ------------
Income (loss) from operations:
  Net investment income .....................        0.07
  Net realized and unrealized losses on
     investments and foreign currency
     related items ..........................       (1.00)
                                             ------------
Total loss from operations ..................       (0.93)
                                             ------------

Less distributions:
  From net investment income ................       (0.07)
  From net realized gains on investment
     transactions ...........................           -
                                             ------------
Total distributions .........................       (0.07)
                                             ------------
Net decrease ................................       (1.00)
                                             ------------

Net asset value, end of period .............. $      9.00
                                             ============

Total Return (a) ............................       (9.31)%

Ratios and Supplemental Data:
  Net assets, end of period (in
  thousands) ................................ $     4,311
  Ratio of net operating expenses to
  average net assets (b) (c) ................       1.075%
  Ratio of net investment income to
  average net assets (b) (c) ................        1.01%
  Portfolio turnover ........................      129.99%


Ratio information assuming no expense
  reimbursement:
  Ratio of net operating expenses to
  average net assets (b) ....................        2.16%
  Ratio of net investment loss to average
     net assets (b) .........................       (0.08)%

--------------------------------------------------------------------------------
*      Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for the period ended December 31, 1998.
(b)  Annualized for the period ended December 31, 1998.
(c)  Computed after giving effect to the Adviser's expense reimbursement.


                     See notes to the financial statements.

                    GOLDMAN SACHS/JNL GROWTH & INCOME SERIES

                             SCHEDULE OF INVESTMENTS
                                December 31, 1998


                                                    Market
                                        Shares       Value
                                        ------       -----
Common Stocks -- 97.21%

Aerospace & Defense -- 3.97%
   Boeing Co .......................       800   $  26,100
   Lockheed Martin Corp. ...........       800      67,800
   Raytheon Co. "A" ................     1,500      77,531
                                                 -----------
                                                   171,431

Auto Manufacturer -- 3.70%
   Ford Motor Co. ..................       500      29,344
   General Motors Corp. ............     1,200      85,875
   Volvo AB - ADR ..................     1,900      44,294
                                                 -----------
                                                   159,513

Auto Parts & Equipment -- 3.06%
   Federal-Mogul Corp. .............       400      23,800
   Goodyear Tire & Rubber Co. ......       500      25,219
   Lucasvarity Plc .................     1,000      33,500
   Magna International Inc. ........       800      49,600
                                                 -----------
                                                   132,119

Banks -- 9.48%
   BankAmerica Corp. ...............     1,600      96,200
   Bank One Corp. ..................     2,000     102,125
   Chase Manhattan Corp. ...........       900      61,256
   First Union Corp. ...............     2,000     121,625
   Wells Fargo Co. .................       700      27,956
                                                 -----------
                                                   409,162

Chemicals -- 0.61%
   E.I. du Pont de Nemours & Co. ...       500      26,531

Commercial Services -- 1.32%
   Dun & Bradstreet Corp. ..........     1,800      56,812

Computers -- 1.64%
   Compaq Computer Corp. ...........       600      25,162
   Hewlett-Packard Co. .............       400      27,325
   International Business Machines
   Corp. ...........................       100      18,475
                                                 -----------
                                                    70,962

Diversified Financial Services --
1.11%
   CIT Group Inc. ..................     1,500      47,719

Electric -- 5.39%
   Consolidated Edison Inc. ........       500      26,437
   Entergy Corp. ...................     1,700      52,912
   Northeast Utilities (a) .........     2,300      36,800
   PacifiCorp. .....................     2,600      54,762
   Unicom Corp. ....................     1,600      61,700
                                                 -----------
                                                   232,611

Electronics -- 2.96%
   Honeywell Inc. ..................       300      22,594
   Hughes Electronics ..............     1,500      59,531
   PG&E Corp. ......................       800      25,200
   Philips Electronics NV ..........       300      20,306
                                                 -----------
                                                   127,631

                                                    Market
                                        Shares       Value
                                        ------       -----
Common Stocks (continued)

Entertainment -- 0.76%
   Mirage Resorts Inc.(a) ..........     2,200   $  32,863

Environmental Control -- 2.14%
   Browning-Ferris Industries Inc. .     2,100      59,719
   Waste Management Inc. ...........       700      32,638
                                                 -----------
                                                    92,357

Food -- 2.65%
   Archer-Daniels-Midland Co. ......     3,500      60,156
   ConAgra Inc. ....................       900      28,350
   Ralston Purina Group ............       800      25,900
                                                 -----------
                                                   114,406

Forest Products & Paper -- 1.36%
   Georgia-Pacific Group ...........     1,000      58,562

Health Care -- 4.90%
   Aluminum Co. of America .........       400      29,825
   Baxter International Inc. .......       400      25,725
   Columbia/HCA Healthcare Corp. ...     2,100      51,975
   Johnson & Johnson Co. ...........       300      25,163
   Tenet Healthcare Corp. (a) ......     3,000      78,750
                                                 -----------
                                                   211,438

Home Builders -- 1.29%
   Crown Cork & Seal Co. Inc. ......     1,800      55,462

Household Products -- 0.58%
   Unilever NV .....................       300      24,881

Insurance -- 10.32%
   Aetna Inc. ......................     1,400     110,075
   Allstate Corp. ..................     1,400      54,075
   CIGNA Corp. .....................       800      61,850
   Hartford Financial Services
   Group Inc. ......................     1,300      71,338
   Loews Corp. .....................     1,000      98,250
   Provident Co. ...................     1,200      49,800
                                                 -----------
                                                   445,388

Leisure Time -- 1.17%
   Hasbro Inc. .....................     1,400      50,575

Lodging  -- 1.51%
   Hilton Hotels Corp. .............     3,400      65,025

Manufacturing -- 1.29%
   Corning Inc. ....................       600      27,000
   Minnesota Mining & Manufacturing
   Co. .............................       400      28,450
                                               -----------
                                                    55,450

Media -- 4.18%
   CBS Corp. (a) ...................       900      29,475
   Gannett Co. Inc. ................       400      25,800
   MediaOne Group Inc. (a) .........       600      28,200
   New York Times Co. ..............     2,000      69,375
   TCI Group (a) ...................       500      27,656
                                                 -----------
                                                   180,506

                     See notes to the financial statements.

                    GOLDMAN SACHS/JNL GROWTH & INCOME SERIES
                      SCHEDULE OF INVESTMENTS (continued)


                                                    Market
                                        Shares       Value
                                        ------       -----
Common Stocks (continued)

Office & Business Equipment-- 0.55%
   Xerox Corp. .....................       200   $  23,600

Oil & Gas Products -- 10.65%
   Atlantic Richfield Co. ..........     1,300      84,825
   Elf Aquitaine SA - ADR ..........     1,800     101,925
   Exxon Corp. .....................       300      21,937
   Halliburton Co. .................     1,500      44,438
   Occidental Petroleum Corp. ......     1,400      23,625
   Royal Dutch Petroleum Co. .......     1,800      86,175
   Texaco Inc. .....................       400      21,150
   Tosco Corp. .....................     1,200      31,050
   Transocean Offshore Inc. ........     1,000      26,813
   USX-Marathon Group ..............       600      18,075
                                                 -----------
                                                   460,013

Pharmaceuticals -- 1.44%
   American Home Products Corp. ....       600      33,787
   Pharmacia & Upjohn Inc. .........       500      28,313
                                                 -----------
                                                    62,100

Retail -- 5.61%
   Dayton Hudson Corp. .............     1,000      54,250
   Federated Department Stores Inc.
   (a) .............................     1,100      47,919
   Sears, Roebuck & Co. ............     1,500      63,750
   TJX Cos. Inc. ...................     1,000      29,000
   Toys "R" Us Inc. (a) ............     2,800      47,250
                                                 -----------
                                                   242,169

Semiconductors -- 0.55%
   Intel Corp. .....................       200      23,713

Software -- 2.06%
   First Data Corp. ................     2,800      88,725

Telecommunications-- 6.29%
   ALLTEL Corp. ....................       200      11,963
   AT&T Corp. ......................       900      67,725
   BCE Inc. ........................     1,700      64,494
   BellSouth Corp. .................       600      29,925
   GTE Corp. .......................     1,000      65,000
   US West Inc. ....................       500      32,313
                                                 -----------
                                                   271,420

                                                    Market
                                        Shares       Value
                                        ------      ------
Common Stocks (continued)

Tobacco -- 4.20%
   Philip Morris Cos. Inc. .........     2,500   $ 133,750
   RJR Nabisco Holding Corp. .......     1,600      47,500
                                                 -----------
                                                   181,250

Transportation -- 0.47%
   Burlington Northern Santa Fe
   Corp. ...........................       600      20,250
                                                 -----------

     Total Common Stocks
       (cost $4,108,128) ...........             4,194,644
                                                 -----------

                                     Principal
                                        Amount
                                        ------
Short Term Investments -- 2.79%

Money Market Fund -- 0.01%
   SSgA Money Market Fund, 4.85%
   (b) ............................. $     518        518

Repurchase Agreement -- 2.78%
   Repurchase agreement with State
      Street Bank, 2.00%
      (Collateralized by
      $115,000 U.S. Treasury Note,
      5.875%, due 02/15/2004,
      market value $123,769),
      acquired on 12/31/1998,
      due 01/04/1999 ...............   120,000     120,000
                                                 -----------

     Total Short Term Investments
       (cost $120,518) .............               120,518
                                                 -----------

Total Investments -- 100%
   (cost $4,228,646) ...............            $4,315,162
                                                ============

--------------------------------------------------------------------------------
(a)  Non-income producing security.
(b) Dividend yields change daily to reflect current market conditions. Rate is the quoted yield as of December 31, 1998.

                     See notes to the financial statements.

                                  LAZARD/JNL SMALL CAP VALUE SERIES
                                  LAZARD ASSET MANAGEMENT
                                  HERBERT W. GULLQUIST
  [LAZARD ASSET MANAGEMENT LOGO]  EILEEN ALEXANDERSON

OBJECTIVE:

Lazard/JNL Small Cap Value Series is a non-diversified Series that seeks as its investment objective capital appreciation by investing primarily in equity securities of companies with market capitalizations under $1 billion that are believed by the sub-adviser to be inexpensively priced relative to the return on total capital or equity.

MONEY MANAGER COMMENTARY:

Although the Russell 2000 Index lost ground in 1998, small caps rallied impressively over the fourth quarter -- up over 30% since the October 8th trough, with a 16.4% gain in the fourth quarter. Historically low valuations, declining interest rates, sanguine earnings expectations, and positive flow funds have set the stage for the current small cap rally. Although larger capitalization equities still capture the bulk of investor attention and money flows, strong earnings expectations for small cap companies have been the catalyst for attracting new money into the asset class. Consumer confidence remained robust in December, a sign that household spending, and by extension overall economic growth, should remain strong in early 1999. And, with the exception of energy, all sectors of the market generated positive returns over the fourth quarter, with technology and healthcare producing the best absolute gains.

Despite the current healthy environment, the collective faith of small cap investors was severely challenged during 1998. The Russell 2000 Index was down 2.55% for the year, a drop that was especially notable when compared to the large cap stocks, as measured by the S&P 500, which was up 28.58%. As the larger stocks once again asserted their dominance throughout 1998, small cap investors were able to take comfort in some of the merger and acquisition activity, as the deep discounts that some small cap stocks are selling at has begun to be noticed by strategic buyers. In fact, many of the stocks in the Series benefited from such takeovers. Amidst the rapid shifts in the market during 1998, the Series benefited from strong stock selection in the telecommunications and utilities sectors, and was hurt by weak stock selections in the technology, health, finance, and consumer services sectors.

During the last quarter, technology stocks, including Electronics for Imaging, Lattice Semiconductor, and VLSI Technology, were among our best performing stocks. Electronics for Imaging, which develops products and technologies that enable digital color printing over computer networks, profited from robust corporate demand, while semiconductor companies, including Lattice Semiconductor and VLSI Technology, profited from strong PC-related and wireless end markets, as well as from overall low inventory levels. Economically sensitive stocks, like Omniquip International and Belden Inc., outperformed over the quarter as fears of global recession subsided. Meanwhile, consumer discretionary stocks were among both our best and worst performers over the quarter. First Brands Corp., a consumer goods company (GLAD bags, Handiwipes, cat litter), benefited from strong domestic sales, a favorable sales mix, and more normalized raw material prices. The company's results were also driven by performance of its acquirer, Clorox. Wet Seal and Talbots reported better-than-expected results as sales levels returned to normal when the weather normalized and good merchandising paid off. Cole National Corporation, however, a specialty retail service company operating in both optical and gift businesses, suffered from challenges at Pearle Vision, one of the company's optical retail operations. Pearle's results have fallen short of expectations due, in part, to aggressive store growth by competitors and changes in government reimbursement. Many of our energy stocks, including Tuboscope Inc. and Vintage Petroleum, were victims of plunging oil prices, which now hover at 12-year lows.

1998's turbulence brought many higher-priced stocks down to our valuation levels. As well, amidst continuing volatility, heightened competition will likely forge many new, interesting unions, making the selection of choice, undervalued small cap companies a savvy investment decision. Looking forward, 1999 promises plenty of volatility, but with it, many opportunities.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
LAZARD/JNL SMALL CAP VALUE SERIES AND THE RUSSELL 2000 INDEX

[GRAPHIC]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

03/02/98                          $10,000.00          $10,000.00
03/31/98                          $10,350.00          $10,420.44
04/30/98                          $10,360.00          $10,369.36
05/31/98                           $9,820.00           $9,804.33
06/30/98                           $9,640.00           $9,820.86
07/31/98                           $8,860.00           $9,018.90
08/31/98                           $7,340.00           $7,270.48
09/30/98                           $7,480.00           $7,833.07
10/31/98                           $7,960.00           $8,154.40
11/30/98                           $8,370.00           $8,584.94
12/31/98                           $8,707.85           $9,120.91

TOTAL RETURN
FOR THE PERIOD
FROM MARCH 2, 1998* TO
DECEMBER 31, 1998 ... -12.92%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST.

PERFORMANCE NUMBERS ARE NET OF ALL SERIES OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

-------------

* Commencement of operations.

JNL Series Trust
Lazard/JNL Small Cap Value Series



Statement of Assets and Liabilities
December 31, 1998

Assets
Investments in securities, at cost ........ $   5,329,580
                                          ================

Investments in securities, at value ....... $   4,833,743
Dividends and interest receivable .........         5,977
                                          ----------------
Total assets ..............................     4,839,720
                                          ----------------

Liabilities
Payables:
   Investment advisory fees ...............         4,075
   Fund shares redeemed ...................            19
   Investment securities purchased ........        17,872
Other liabilities .........................        13,586
                                          ----------------
Total liabilities .........................        35,552
                                          ================
Net assets ................................ $   4,804,168
                                          ================

Net assets consist of:
Paid-in capital ........................... $   5,438,256
Undistributed net investment income .......         1,672
Accumulated net realized loss on
investments ...............................      (139,923)
Net unrealized depreciation on
investments ...............................      (495,837)
                                          ================
Net assets ................................ $   4,804,168
                                          ================

Total shares outstanding (no par
value), unlimited shares authorized .........     551,993
                                          ================

Net asset value, offering and
redemption price per share .................. $      8.70
                                          ================


Statement of Operations
For the Period Ended December 31, 1998*

Investment income
   Dividends .............................. $       33,421
   Interest ...............................        11,590
   Foreign tax withholding ................           (98)
                                           ---------------
Total investment income ...................        44,913
                                           ---------------

Expenses
   Investment advisory fees ...............        40,701
   Custodian fees .........................        12,998
   Portfolio accounting fees ..............        13,984
   Professional fees ......................         4,413
   Other ..................................         1,066
                                           ---------------
Total operating expenses ..................        73,162
Less:
   Reimbursement from Adviser .............       (26,646)
                                           ---------------
Net expenses ..............................        46,516
                                           ---------------
Net investment loss .......................        (1,603)
                                           ---------------

Realized and unrealized losses
Net realized loss on investments ..........      (139,923)
Net change in unrealized depreciation on
   investments ............................      (495,837)
                                           ---------------
Net realized and unrealized losses ........      (635,760)
                                           ---------------

Net decrease in net assets
   from operations ........................ $    (637,363)
                                           ===============

----------------------------------------------------------
*    For period beginning March 2, 1998 (commencement of operations).


                     See notes to the financial statements.

JNL Series Trust
Lazard/JNL Small Cap Value Series



Statement of Changes in Net Assets

                                              Period from
                                                March 2,
                                                1998* to
                                              December 31,
                                                  1998
                                             ----------------

Operations:
  Net investment loss ....................... $    (1,603)
  Net realized loss on investments ..........    (139,923)
  Net change in unrealized depreciation on
    investments .............................    (495,837)
                                               ----------
Net decrease in net assets from .............    (637,363)
operations
                                               ----------

Distributions to shareholders:
  From net investment income ................           -
  From net realized gains on investment
    transactions ............................           -
  Return of capital .........................      (4,329)
                                               ----------
Total distributions to shareholders .........      (4,329)
                                               ----------

Share transactions:
  Proceeds from the sale of shares ..........   5,554,767
  Reinvestment of distributions .............       4,329
  Cost of shares redeemed ...................    (113,236)
                                               ----------
Net increase in net assets from share
  transactions ..............................   5,445,860
                                               ----------

Net increase in net assets ..................   4,804,168

Net assets beginning of period ..............           -
                                               ----------

Net assets end of period .................... $ 4,804,168
                                               ==========

Undistributed net investment income ......... $     1,672
                                               ==========


Financial Highlights

                                               Period from
                                                March 2,
                                                1998* to
                                              December 31,
                                                  1998
                                             ------------
Selected Per Share Data

Net asset value, beginning of period......... $     10.00
                                             ------------
Loss from operations:
  Net investment loss .......................       (0.01)
  Net realized and unrealized loss
    on investments ..........................       (1.28)
                                             ------------
Total loss from operations ..................       (1.29)
                                             ------------

Less distributions:
  From net investment income ................           -
  From net realized gains on investment
    transactions ............................           -
  Return of capital .........................       (0.01)
                                             ------------
Total distributions .........................       (0.01)
                                             ------------
Net decrease ................................       (1.30)
                                             ------------

Net asset value, end of period .............. $      8.70
                                             ============

Total Return (a) ............................      (12.92)%

Ratios and Supplemental Data:
  Net assets, end of period (in
  thousands) ................................ $     4,804
  Ratio of net operating expenses to
    average net assets (b) (c) ..............        1.20%
  Ratio of net investment loss to
    average net assets (b) (c) ..............       (0.04)%
  Portfolio turnover ........................       40.15%


Ratio information assuming no expense
  reimbursement:
  Ratio of net operating expenses to
  average net assets (b) ....................        1.89%
  Ratio of net investment loss to
    average net assets (b) ..................       (0.73)%

--------------------------------------------------------------------------------
*    Commencement of operations.

(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for the period ended December 31, 1998.
(b)  Annualized for the period ended December 31, 1998.
(c)  Computed after giving effect to the Adviser's expense reimbursement.


                     See notes to the financial statements.

                        LAZARD/JNL SMALL CAP VALUE SERIES

                             SCHEDULE OF INVESTMENTS
                                December 31, 1998


                                                    Market
                                        Shares       Value
                                        ------       -----
Common Stocks --  98.61%

Apparel --  0.74%
  Stride Rite Corp. ................     4,100   $  35,875

Auto Parts & Equipment --  3.74%
  Borg-Warner Automotive Inc. ......     1,200      66,975
  Dura Automotive Systems Inc. (a) .     1,000      34,125
  Tower Automotive Inc. (a) ........     3,200      79,800
                                                 -----------
                                                   180,900

Banks --  1.75%
  HUBCO Inc. .......................     2,033      61,244
  Southwest Bancorporation (a) .....     1,300      23,238
                                                 -----------
                                                    84,482

Building Materials --  2.32%
  Apogee Enterprises Inc. ..........     4,000      45,000
  Hussmann International Inc. ......       800      15,500
  Lone Star Industries Inc. ........     1,400      51,537
                                                 -----------
                                                   112,037

Chemicals --  2.50%
  A. Schulman Inc. .................     1,900      43,106
  Ferro Corp. ......................     1,700      44,200
  H B Fuller Co. ...................       700      33,687
                                                 -----------
                                                   120,993

Commercial Services --  3.72%
  Budget Group Inc. (a) ............     2,800      44,450
  CDI Corp. (a) ....................     1,500      30,281
  Nielsen Media Research ...........     2,998      53,964
  Pittston Brink's Group ...........     1,600      51,000
                                                 -----------
                                                   179,695

Computers -- 5.38%
  Anixter International Inc. (a) ...     3,800      77,188
  Bell & Howell Co. (a) ............     2,000      75,625
  Electronics for Imaging Inc. (a) .     1,500      60,281
  Wang Laboratories Inc. (a) .......     1,700      47,175
                                                 -----------
                                                   260,269

Distribution & Wholesale --  0.51%
  Unisource Worldwide Inc. .........     3,400      24,650

Electric -- 2.12%
  Calpine Corp. (a) ................     2,100      53,025
  Sierra Pacific Resources .........     1,300      49,400
                                                 -----------
                                                   102,425

Electrical Components & Equipment--1.56%
  Belden Inc. ......................     2,200      46,612
  Scotsman Industries Inc. .........     1,400      28,788
                                                 -----------
                                                    75,400

Electronics --  4.29%
  Credence Systems Corp. (a) .......     2,700      49,950
  Flextronics International (a) ....       300      25,688
  Kemet Corp. (a) ..................     4,000      45,000

                                                    Market
                                        Shares       Value
                                        ------       -----
Common Stocks (continued)

Electronics (continued)
  Oak Industries Inc. ..............     1,200   $  42,000
  Watts Industries .................     2,700      44,887
                                                 -----------
                                                   207,525

Food --  3.33%
  American Italian Pasta Co. (a) ...     1,500      39,562
  International Multifoods Corp. ...       400      10,325
  Lance Inc. .......................     1,700      33,894
  Ralcorp Holdings Inc. (a) ........     1,100      20,075
  Vlasic Foods International Inc.
  (a) ..............................     2,400      57,150
                                                 -----------
                                                   161,006

Forest Products & Paper --  0.70%
  Chesapeake Corp. .................       300      11,063
  Wausau Mosinee Paper Corp. .......     1,300      22,994
                                                 -----------
                                                    34,057

Hand & Machine Tools -- 0.95%
  Regal-Beloit Corp. ...............     2,000      46,000

Health Care -- 6.69%
  ADAC Labratories Inc. ............       400       7,988
  Apria Healthcare Group Inc. (a) ..     5,200      46,474
  Integrated Health Services Inc. ..     1,400      19,775
  Magellan Health Services (a) .....     2,900      24,288
  Oakley Inc. (a) ..................     3,900      36,806
  Sierra Health Services Inc. (a) ..     3,150      66,347
  Sun Healthcare Group Inc. (a) ....     2,500      16,406
  Sunrise Medical Inc. (a) .........     3,000      37,313
  West Co. .........................     1,900      67,806
                                                 -----------
                                                   323,203

Holding Companies - Diversified --
0.98%
  Walter Industries Inc. (a) .......     3,100      47,469

Home Builders --  1.35%
  Kaufman & Broad Home Corp. .......       700      20,125
  Toll Brothers (a) ................     2,000      45,125
                                                 -----------
                                                    65,250
Home Furnishings --  4.23%
  Bassett Furniture Industries Inc.      1,800      43,424
  Dorel Industries Inc. (a) ........     1,800      29,025
  Furniture Brands International
  Inc. (a) .........................     2,600      70,850
  Harman International Industries
  Inc. .............................     1,600      61,000
                                                 -----------
                                                   204,299

Household Products --  0.54%
  Gibson Greetings Inc. ............     2,200      26,125

Insurance -- 8.67%
  Amerin Corp. (a) .................     1,800      42,524
  Delphi Financial Group Inc. ......       414      21,709
  E.W. Blanch Holdings Inc. ........     1,300      61,669
  Enhance Financial Services Group .     1,600      48,000
  Frontier Insurance Group .........     1,960      25,235
  Gallagher, Arthur J. & Co. .......       800      35,300
  HCC Insurance Holdings Inc. ......     2,300      40,538


                     See notes to the financial statements.

                        LAZARD/JNL SMALL CAP VALUE SERIES

                                                    Market
                                        Shares       Value
                                        ------       -----
Common Stocks (continued)

Insurance (continued)
  Horace Mann Educators Corp. ......     1,000   $  28,500
  NAC RE Corp. .....................     1,100      51,631
  Orion Capital Corp. ..............       200       7,963
  Reliance Group Holdings Inc. .....     1,800      23,175
  Scottish Annuity & Life Corp. (a)      2,400      33,000
                                                 -----------
                                                   419,244

Leisure Time --  1.22%
  Polaris Industries Inc. ..........     1,500      58,781

Lodging --  0.66%
  Prime Hospitality Corp. (a) ......     3,000      31,688

Machinery --  3.87%
  Albany International Corp. .......        10         194
  Briggs & Stratton Corp. ..........     1,400      69,825
  JLG Industries Inc. ..............     3,600      56,250
  MagneTek Inc. (a) ................     2,800      32,375
  OmniQuip International Inc. ......     1,900      28,500
                                                 -----------
                                                   187,144

Manufacturing --  4.24%
  ACX Technologies (a) .............     2,100      27,824
  Aeroquip-Vickers Inc. ............       800      23,950
  Crane Co. ........................     2,250      67,922
  Mark IV Industries ...............     3,900      50,700
  Roper Industries .................     1,700      34,638
                                                 -----------
                                                   205,034

Media --  3.58%
  Banta Corp. ......................     2,400      65,700
  Bowne & Co. Inc. .................     4,300      76,863
  World Color Press (a) ............     1,000      30,438
                                                 -----------
                                                   173,001

Metals & Mining --  0.36%
  Wyman-Gordon Co. (a) .............     1,700      17,425

Oil & Gas Producers --  3.91%
  Barrett Resources Corp. (a) ......     2,400      57,600
  Devon Energy Corp. ...............     1,500      46,031
  Helmerich & Payne Inc. ...........     2,400      46,500
  Tuboscope Inc. (a) ...............     1,600      13,000
  Vintage Petroleum Inc. ...........     3,000      25,875
                                                 -----------
                                                   189,006

Packaging & Containers --  2.28%
  First Brands Corp. ...............     2,800     110,425

Pharmaceuticals --  1.04%
  Perrigo Co. (a) ..................     5,700      50,231

Real Estate --  4.83%
  Catellus Development Corp. (a) ...     2,400      34,350


                                                    Market
                                        Shares       Value
                                        ------       -----
Common Stocks (continued)

Real Estate (continued)
  Chateau Communities Inc. .........     1,200   $  35,175
  Felcor Lodging Trust Inc. ........     1,700      39,206
  Glenborough Realty Trust Inc. ....     2,100      42,788
  JDN Realty Corp. .................       300       6,469
  Kilroy Realty Corp. ..............     1,800      41,400
  Mack-Cali Realty Corp. ...........     1,100      33,962
                                                 -----------
                                                   233,350

Retail --  7.17%
  Cole National Corp. (a) ..........     1,600      27,400
  Eagle Hardware & Garden (a) ......     1,300      42,250
  General Nutrition Cos. Inc. (a) ..     2,900      47,125
  Hughes Supply Inc. ...............     1,200      35,100
  Lone Star Steakhouse & Saloon
  Inc. (a)..........................     3,700      33,994
  Pier 1 Imports Inc. ..............     4,500      43,594
  Ryan's Family Steak Houses Inc.
  (a) ..............................     3,500      43,313
  Talbots Inc. .....................     1,300      40,788
  Wet Seal Inc. (a) ................     1,100      33,206
                                                 -----------
                                                   346,770

Savings & Loans -- 1.27%
  Astoria Financial Corp. ..........     1,035      47,350
  Staten Island Bancorp Inc. .......       700      13,956
                                                 -----------
                                                    61,306

Semiconductors -- 3.35%
  Lam Research Corp. (a) ...........     1,400      24,938
  Lattice Semiconductor Corp. (a) ..     1,200      55,088
  Silicon Valley Group Inc. (a) ....     2,200      28,050
  VLSI Technology Inc. (a) .........     4,900      53,594
                                                 -----------
                                                   161,670

Telecommunications --  1.94%
  Allen Telecom Inc. (a) ...........     5,500      36,781
  Vanguard Cellular Systems Inc.
  (a) ..............................     2,200      56,788
                                                 -----------
                                                    93,569
Transportation - 2.82%
  Circle International Group Inc. ..     2,300      47,150
  CNF Transportation Inc. ..........     1,600      60,100
  Pittston BAX Group ...............     2,600      28,925
                                                 -----------
                                                   136,175
                                                 -----------
     Total Common Stocks
       (cost $5,262,316) ...........             4,766,479
                                                 -----------

                                     Principal
                                        Amount
                                        ------
Short Term Investments --  1.39%
  SSgA Money Market Fund, 4.85% (b)   $ 67,264      67,264
                                                 -----------

     Total Short Term Investments
       (cost $67,264) ..............                67,264
                                                 -----------

Total Investments -- 100%
   (cost $5,329,580) ...............            $4,833,743
                                                 ===========


--------------------------------------------------------------------------------
(a)  Non-income producing security.
(b) Dividend yields change daily to reflect current market conditions. Rate is the quoted yield as of December 31, 1998.

                     See notes to the financial statments.

                                  LAZARD/JNL MID CAP VALUE SERIES
                                  LAZARD ASSET MANAGEMENT
                                  HERBERT W. GULLQUIST
  [LAZARD ASSET MANAGEMENT LOGO]  EILEEN ALEXANDERSON

OBJECTIVE:

Lazard/JNL Mid Cap Value Series is a non-diversified Series that seeks as its investment objective capital appreciation by investing primarily in equity securities of companies with market capitalizations in the range of companies represented in the Russell Midcap Index that the sub-adviser considers inexpensively priced relative to the return on total capital or equity.

MONEY MANAGER COMMENTARY:

After a volatile third quarter, mid cap indices rallied in the fourth quarter, with the S&P Mid Cap Index outperforming both the S&P 500 Index and the Russell 2000 Index of small cap companies. The market's momentum was fueled by the Federal Reserve's three interest-rate cuts, signs that the Asian financial crisis may be turning a corner, surging merger and acquisition activity, the resilience of the U.S. economy, and a rally among technology stocks. Markets seemed impervious to the bombing of Iraq, the impeachment of President Clinton, and numerous profit warnings. Consumer confidence remained robust in December, a sign that household spending, and by extension overall economic growth, should remain strong in early 1999. With the exception of energy, all sectors of the mid cap market generated positive returns over the fourth quarter, with technology producing the best absolute gains.

Despite the current healthy environment, mid cap stocks proved to be a less than stellar asset class in 1998, with the Russell Midcap Index being up 10.10% for the year, especially when compared to large cap stocks, as measured by the S&P 500 Index, which was up 28.58%. In the fourth quarter, the Russell Midcap Index rebounded 18.44%, with a real divergence between value and growth that was due largely to the mania for anything remotely connected to the Internet. Amidst the rapid shifts in the market during 1998, the Series benefited from strong stock selection in the consumer durables, producer manufacturing, and telecommunications sectors, and was hurt by weak stock selections in the consumer discretionary, health, technology, and process sectors.

Technology stocks, including Altera Corp., Advanced Micro Devices, and NCR Corp., benefited from strong consumer and corporate demand and were among our best performing stocks, especially over the fourth quarter. Consumer discretionary stocks, including TJX Companies (T.J. Maxx and Marshalls), Circuit City, and Saks Inc., also outperformed in the wake of better-than-expected Christmas sales trends. Financial companies were among both our best and worst performing stocks. Ambac Financial, Waddell & Reed, and Heller Financial benefited from lower interest rates and a sense of greater international stability. American Bankers Insurance Group and Union Planters, however, underperformed over the quarter. Several of our energy holdings, including R&B Falcon, Noble Affiliates, and Cooper Cameron, were victims of oil prices, which now hover at 12-year lows. Some of our utility holdings, including Illinova Corp. and Nipsco Industries, also underperformed as the market rallied.

1998's turbulence brought many higher-prices stocks down to our valuation levels. As well, amidst continuing volatility, heightened competition will likely forge many new, interesting unions, making the selection of choice, undervalued mid cap companies a savvy investment decision. Looking forward, 1999 promises plenty of volatility, but with it, many opportunities.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
LAZARD/JNL MID CAP VALUE SERIES AND THE RUSSELL MIDCAP INDEX

[GRAPHIC]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

03/02/98                         $10,000.00             $10,000.00
03/31/98                         $10,420.00             $10,461.08
04/30/98                         $10,410.00             $10,475.92
05/31/98                          $9,880.00             $10,137.84
06/30/98                          $9,670.00             $10,261.03
07/31/98                          $9,000.00              $9,765.60
08/31/98                          $7,460.00              $8,190.45
09/30/98                          $7,890.00              $8,695.03
10/31/98                          $8,300.00              $9,282.97
11/30/98                          $8,790.00              $9,710.71
12/31/98                          $9,235.56             $10,264.29

TOTAL RETURN
FOR THE PERIOD FROM
MARCH 2, 1998* TO
DECEMBER 31, 1998 ... -7.64%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST.

PERFORMANCE NUMBERS ARE NET OF ALL SERIES OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

------------
* Commencement of operations.

JNL Series Trust
Lazard/JNL Mid Cap Value Series


Statement of Assets and Liabilities
December 31, 1998

Assets
Investments in securities, at cost ........ $   4,866,285
                                          ================

Investments in securities, at value ....... $   4,816,974
Receivables:
   Dividends and interest .................         3,909
   Foreign taxes recoverable ..............         1,231
                                          ----------------
Total assets ..............................     4,822,114
                                          ----------------

Liabilities
Payables:
   Investment advisory fees ...............         3,657
   Fund shares redeemed ...................            44
   Investment securities purchased ........        71,009
Other liabilities .........................        16,188
                                          ----------------
Total liabilities .........................        90,898
                                          ================
Net assets ................................ $   4,731,216
                                          ================

Net assets consist of:
Paid-in capital ........................... $   5,086,540
Undistributed net investment income .......             -
Accumulated net realized loss
   on investments .........................      (306,013)
Net unrealized depreciation on
investments ...............................       (49,311)
                                          ================
Net assets ................................ $   4,731,216
                                          ================

Total shares outstanding (no par
value), unlimited shares authorized .......       513,858
                                          ================

Net asset value, offering and
redemption price per share................. $        9.21
                                          ================



Statement of Operations
For the Period Ended December 31, 1998*

Investment income
   Dividends .............................. $      44,179
   Interest ...............................         8,096
   Foreign tax withholding ................          (756)
                                           ---------------
Total investment income ...................        51,519
                                           ---------------

Expenses
   Investment advisory fees ...............        34,250
   Custodian fees .........................        11,421
   Portfolio accounting fees ..............        13,984
   Professional fees ......................         4,383
   Other ..................................           936
                                           ---------------
Total operating expenses ..................        64,974
Less:
   Reimbursement from Adviser .............       (25,455)
                                           ---------------
Net expenses ..............................        39,519
                                           ---------------
Net investment income .....................        12,000
                                           ---------------

Realized and unrealized losses
Net realized loss on investments ..........      (306,013)
Net change in unrealized depreciation
   on investments .........................       (49,311)
                                           ---------------
Net realized and unrealized losses ........      (355,324)
                                           ---------------

Net decrease in net assets
   from operations ........................ $    (343,324)
                                           ===============

----------------------------------------------------------
*    For period beginning March 2, 1998 (commencement of operations).


                     See notes to the financial statements.

JNL Series Trust
Lazard/JNL Mid Cap Value Series


Statement of Changes in Net Assets

                                              Period from
                                                March 2,
                                                1998* to
                                              December 31,
                                                  1998
                                             ----------------

Operations:
  Net investment income ................... $      12,000
  Net realized loss on investments ........      (306,013)
  Net change in unrealized depreciation
     on investments .......................       (49,311)
                                               ----------
Net decrease in net assets from
operations ................................      (343,324)
                                               ----------

Distributions to shareholders:
  From net investment income...............       (13,099)
  From net realized gains on
     investment transactions ..............             -
                                               ----------
Total distributions to shareholders .......       (13,099)
                                               ----------

Share transactions:
  Proceeds from the sale of shares ........     5,976,688
  Reinvestment of distributions ...........        13,099
  Cost of shares redeemed .................      (902,148)
                                               ----------
Net increase in net assets from
   share transactions .....................     5,087,639
                                               ----------

Net increase in net assets ................     4,731,216

Net assets beginning of period ............             -
                                               ----------

Net assets end of period .................. $   4,731,216
                                               ==========

Undistributed net investment income ....... $           -
                                               ==========




Financial Highlights

                                              Period from
                                                March 2,
                                                1998* to
                                              December 31,
                                                  1998
                                             ------------
Selected Per Share Data

Net asset value, beginning of period....... $       10.00
                                             ------------
Loss from operations:
  Net investment income ...................          0.03
  Net realized and unrealized losses
     on investments .......................         (0.79)
                                             ------------
Total loss from operations ................         (0.76)
                                             ------------

Less distributions:
  From net investment income ..............         (0.03)
  From net realized gains on investment
     transactions .........................             -
                                             ------------
Total distributions .......................         (0.03)
                                             ------------
Net decrease ..............................         (0.79)
                                             ------------

Net asset value, end of period ............ $        9.21
                                             ============

Total Return (a) ..........................         (7.64)%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands)  $       4,731
  Ratio of net operating expenses to
  average net assets (b) (c) ..............         1.125%
  Ratio of net investment income to average
     net assets (b) (c) ...................          0.34%
  Portfolio turnover ......................         70.72%


Ratio information assuming no expense
   reimbursement:
  Ratio of net operating expenses to
  average net assets (b) ..................          1.85%
  Ratio of net investment loss to average
     net assets (b) .......................         (0.38)%

--------------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for the period ended December 31, 1998.
(b)  Annualized for the period ended December 31, 1998.
(c)  Computed after giving effect to the Adviser's expense reimbursement.


                     See notes to the financial statements.

                         LAZARD/JNL MID CAP VALUE SERIES

                             SCHEDULE OF INVESTMENTS
                                December 31, 1998


                                                        Market
                                      Shares             Value
                                      ------             -----
Common Stocks - 94.80%

Aerospace & Defense - 3.55%
   Gulfstream Aerospace Corp.
   (a) .............................   1,500      $     9,875
   Litton Industries Inc. (a) ......   1,400            91,350
                                                  --------------
                                                       171,225

Apparel - 2.84%
   Polo Ralph Lauren Corp. (a) .....   3,700            70,994
   Warnaco Group Inc. ..............   2,600            65,650
                                                  --------------
                                                       136,644

Auto Parts & Equipment - 1.85%
   Borg-Warner Automotive Inc. .....   1,600            89,300

Banks - 5.54%
   Hibernia Corp. ..................   4,200            72,975
   North Fork Bancorporation           5,450           130,459
   Inc..............................
   Union Planters Corp. ............   1,400            63,438
                                                  --------------
                                                       266,872

Building Materials - 1.19%
   Johns Manville Corp. ............   3,500            57,531

Commercial Services - 4.11%
   Gartner Group Inc. (a) ..........   1,900            40,375
   H&R Block Inc. ..................   1,800            81,000
     Pittston Brink's Group ........   2,400            76,500
                                                  --------------
                                                       197,875

Computers - 4.63%
   Fore Systems Inc. (a) ...........   2,400            43,950
   NCR Corp. (a) ...................   2,300            96,025
   Quantum Corp. (a) ...............   3,900            82,875
                                                  --------------
                                                       222,850

Diversified Financial Services -
5.22%
   CIT Group Inc. ..................   2,200            69,987
   Heller Financial Inc. ...........   3,200            94,000
   Waddell & Reed Financial
   Inc. ............................   3,700            87,644
                                                  --------------
                                                       251,631

Electric - 8.80%
   Illinova Corp. ..................   3,500            87,500
   IPALCO Enterprises Inc. .........   2,200           121,962
   Niagra Mohawk Power Corp.
   (a) .............................   6,700           108,038
   NIPSCO Industries Inc. ..........   3,500           106,531
                                                  --------------
                                                       424,031

Energy Alternate Sources - 1.66%
   CalEnergy Co. Inc. (a) ..........   2,300            79,781

Health Care - 1.73%
   Mallinckrodt Inc. ...............   2,700            83,194

Home Builders - 2.15%
   Lennar Corp. ....................   4,100           103,525


                                                        Market
                                      Shares             Value
                                      ------             -----
Common Stocks (continued)

Home Furnishings - 2.13%
    Ethan Allen Interiors Inc. .....   2,500       $   102,500

Household Products - 1.50%
   Dial Corp. ......................   2,500            72,187

Insurance - 11.51%
   Ace Ltd. ........................   2,200            75,762
   American Bankers Inc. ...........   2,200           106,425
     AMBAC Financial Group Inc. ....   1,300            78,244
     Everest Reinsurance               2,500            97,344
Holdings ...........................
     HSB Group Inc. ................   1,600            65,700
     Old Republic International
Corp. ..............................   2,850            64,125
     Reliance Group Holdings
Inc. ...............................   5,200            66,950
                                                  --------------
                                                       554,550

Iron & Steel - 1.06%
   Carpenter Technology Corp. ......   1,500            50,906

Machinery - 1.86%
   Briggs & Stratton Corp. .........   1,800            89,775

Manufacturing - 2.34%
   Crane Co. .......................   2,100            63,394
   Mark IV Industries Inc. .........   3,800            49,400
                                                  --------------
                                                       112,794

Media - 1.83%
   King World Productions Inc. .....   3,000            88,313

Oil & Gas Producers - 3.98%
   Cooper Cameron Corp. (a) ........   1,700            41,650
   Enron Oil & Gas Co. .............   4,100            70,725
   Noble Affiliates Inc. ...........   2,100            51,713
     R & B Falcon Corp. (a) ........   3,600            27,450
                                                  --------------
                                                       191,538

Real Estate - 1.09%
    Mack-Cali Realty Corp. .........   1,700            52,487

Retail - 14.60%
   Circuit City Stores .............   2,400           119,850
   Consolidated Stores Corp.
   (a) .............................   2,500            50,469
   Ross Stores Inc. ................   1,900            74,812
   Saks Inc. (a) ...................   4,300           135,719
   Tandy Corp. .....................   2,700           111,206
   TJX Cos. Inc. ...................   3,300            95,700
   Tricon Global Restaurants
   Inc. (a) ........................   2,300           115,288
                                                  --------------
                                                       703,044

Savings & Loan - 1.69%
   Sovereign Bancorp Inc. ..........   5,700            81,225

Semiconductors - 1.95%
   Advanced Micro Devices Inc. .....   2,400            69,450
   Altera Corp. (a) ................     400            24,350
                                                  --------------
                                                        93,800

                     See notes to the financial statements.

                        LAZARD/JNL MID CAP VALUE SERIES

                                                        Market
                                      Shares             Value
                                      ------             -----
Common  Stocks (continued)

Software - 1.06%
   Auto Desk Inc. ..................   1,200      $     51,225

Telecommunications - 2.59%
   Cincinnati Bell Inc. ............   3,300           124,781

Transportation - 2.34%
   CNF Transportation Inc. .........   3,000           112,688
                                                   ------------


     Total Common Stocks
       (cost $4,615,583) ...........                 4,566,272
                                                   ------------

                                   Principal            Market
                                      Amount             Value
                                      ------             -----
Short Term Investments - 5.20%

Money Market Fund - 0.01%
    SSgA Money Market Fund, 4.85%
    (b) ............................ $   702        $     702


Repurchase Agreement - 5.19%
   Repurchase agreement with State
   Street Bank, 2.00%
   (Collateralized by
   $240,000 U.S. Treasury Note,
   5.875%, due 02/15/2004,
   market value $258,300)
   acquired on 12/31/1998,
   due 01/04/1999 .................. 250,000           250,000
                                                   ------------

     Total Short Term Investments
       (cost $250,702) .............                   250,702
                                                  ------------

Total Investments - 100%
   (cost $4,866,285) ...............             $   4,816,974
                                                 =============


--------------------------------------------------------------------------------
(a)  Non-income producing security.
(b) Dividend yields change daily to reflect current market conditions. Rate is quoted yield as of December 31, 1998.


                     See notes to the financial statements.

                                  PPM AMERICA/JNL BALANCED SERIES
                                  PPM AMERICA, INC.
[PPM AMERICA LOGO]                TEAM MANAGEMENT

OBJECTIVE:

PPM America/JNL Balanced Series seeks as its investment objective reasonable income, long-term capital growth and preservation of capital. It is intended that this Series will invest in common stocks and fixed income securities, with emphasis on income-producing securities which appear to have some potential for capital enhancement.

MONEY MANAGER COMMENTARY:

Despite a dip in the third quarter, the U.S. equity market produced another extremely strong return in 1998. The stock market was driven primarily by the "Nifty 50" segment of the market; i.e. by stocks of very large companies with extremely high valuations. The U.S. fixed income market also posted positive returns as interest rates fell during the year. The overall decline in interest rates was driven by short-term interest rate reductions engineered by the Federal Reserve and a flight to quality due to the deepening economic crisis in the emerging markets.

The valuation of the broad market has become very expensive as a result of the extremely strong market returns over the last few years (the Standard & Poor's 500 Stock Index produced its fourth consecutive 20+% annual return in 1998.) There are also increasing signs of speculative excess in the stock market. We use value-oriented strategies in managing the Series. As a result of the overall market's unattractive level, we have maintained a fairly even allocation between equity and fixed income securities.

The stock selection philosophy that guides the management of the equity component of the Series is value-oriented. Therefore, even within an overall market of stretched valuation, we remain committed to identifying attractively priced sectors and securities. The equity portion of the Series' assets have a lower-than-market price/ earnings ratio (compared to the S&P 500 Index) and a higher-than-market dividend yield. The equity component is overweighted in stocks of telecommunications, retail/apparel, financial, auto and transportation companies. It is significantly underweighted in stocks of health care and technology companies. The fixed income portion of the Series is managed with a duration-neutral, relative value framework. With an interest rate risk profile similar to the overall bond market, the fixed income portion of the Series was overweighted (at year-end) in U.S. Government securities and high yield corporate bonds and underweighted in investment grade corporate bonds.

The Series produced a return of 10.06% for 1998. This compares to 28.58% for the S&P 500 Index and 8.69% for the Lehman Brothers Aggregate Bond Index.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
PPM AMERICA/JNL BALANCED SERIES, THE S&P 500 INDEX AND THE
LEHMAN BROTHERS AGGREGATE BOND INDEX

[GRAPHIC]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

5/15                     $10,000          $10,000          $10,000
6/30                     $10,210          $10,356          $10,210
9/30                     $10,840          $11,179          $10,469
12/31/95                 $11,545          $11,851          $10,915
3/31                     $11,660          $12,487          $10,722
6/30                     $11,983          $13,046          $10,404
9/30                     $12,265          $13,448          $10,778
12/31/96                 $12,792          $14,568          $11,102
3/31                     $12,739          $14,958          $11,010
6/30                     $13,984          $17,567          $11,415
9/30                     $14,810          $18,882          $11,796
12/31/97                 $15,104          $19,424          $12,143
3/31                     $16,391          $22,134          $12,333
6/30                     $16,345          $22,863          $12,619
9/30                     $15,440          $20,593          $13,152
12/31/98                 $16,674          $24,975          $13,197

AVERAGE ANNUAL
TOTAL RETURN

1 year.................. 10.06%
Since inception * ...... 15.10%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST.

PERFORMANCE NUMBERS ARE NET OF ALL SERIES OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

------------

* Inception date May 15, 1995. Prior to May 1, 1997, the PPM America/JNL Balanced Series was the JNL/Phoenix Investment Counsel Balanced Series and was sub-advised by Phoenix Investment Counsel, Inc.

JNL Series Trust
PPM America/JNL Balanced Series



Statement of Assets and Liabilities
December 31, 1998

Assets
Investments in securities, at cost ........ $  90,742,527
                                          ================

Investments in securities, at value ....... $  95,264,080
Receivables:
   Dividends and interest .................       732,213
   Foreign taxes recoverable ..............         2,878
   Fund shares sold .......................        76,533
Collateral for securities loaned ..........    19,171,566
                                          ----------------
Total assets ..............................   115,247,270
                                          ----------------

Liabilities
Payables:
   Investment advisory fees ...............        58,133
   Fund shares redeemed ...................        20,418
Return of collateral for securities
loaned ....................................    19,171,566
Other liabilities .........................        23,390
                                          ----------------
Total liabilities .........................    19,273,507
                                          ================
Net assets ................................ $  95,973,763
                                          ================

Net assets consist of:
Paid-in capital ........................... $  90,984,380
Undistributed net investment income .......             -
Accumulated net realized gain
   on investments .........................       467,830
Net unrealized appreciation on
investments ...............................     4,521,553
                                          ================
Net assets ................................ $  95,973,763
                                          ================

Total shares outstanding (no par
value), unlimited shares authorized .......     7,117,694
                                          ================

Net asset value, offering and
redemption price per share................. $       13.48
                                          ================




Statement of Operations
For the Year Ended December 31, 1998

Investment income
   Dividends .............................. $     979,152
   Interest ...............................     2,813,915
   Foreign tax withholding ................          (281)
                                           ---------------
Total investment income ...................     3,792,786
                                           ---------------

Expenses
   Investment advisory fees ...............       587,254
   Custodian fees .........................        27,912
   Portfolio accounting fees ..............        24,614
   Professional fees ......................        24,925
   Other ..................................        21,596
                                           ---------------
Total operating expenses ..................       686,301
Less:
   Reimbursement from Adviser .............             -
                                           ---------------
Net expenses ..............................       686,301
                                           ---------------
Net investment income .....................     3,106,485
                                           ---------------

Realized and unrealized gains
Net realized gain on investments ..........     3,117,578
Net change in unrealized appreciation
    on investments ........................       916,139
                                           ---------------
Net realized and unrealized gains .........     4,033,717
                                           ---------------

Net increase in net assets
   from operations ........................ $   7,140,202
                                           ===============


                     See notes to the financial statements.

JNL Series Trust
PPM America/JNL Balanced Series

Statements of Changes in Net Assets


                                                                                              Year ended December 31,
                                                                                         ----------------------------------
                                                                                              1998              1997
                                                                                         ----------------  ----------------

Operations:
  Net investment income ...............................................................  $     3,106,485   $     1,540,576
  Net realized gain on investments ....................................................        3,117,578         2,477,967
  Net change in unrealized appreciation on investments ................................          916,139         2,991,325
                                                                                         ----------------  ----------------
Net increase in net assets from operations ............................................        7,140,202         7,009,868
                                                                                         ----------------  ----------------

Distributions to shareholders:
  From net investment income ..........................................................       (3,117,738)       (1,524,222)
  From net realized gains on investment transactions ..................................       (2,845,227)       (2,918,420)
                                                                                         ----------------  ----------------
Total distributions to shareholders ...................................................       (5,962,965)       (4,442,642)
                                                                                         ----------------  ----------------

Share transactions:
  Proceeds from the sale of shares ....................................................       41,271,571        33,426,507
  Reinvestment of distributions .......................................................        5,962,965         4,400,386
  Cost of shares redeemed .............................................................      (12,132,501)       (5,118,205)
                                                                                         ----------------  ----------------
Net increase in net assets from share transactions ....................................       35,102,035        32,708,688
                                                                                         ----------------  ----------------

Net increase in net assets  ...........................................................       36,279,272        35,275,914

Net assets beginning of period ........................................................       59,694,491        24,418,577
                                                                                         ----------------  ----------------

Net assets end of period ..............................................................  $    95,973,763   $    59,694,491
                                                                                         ================  ================

Undistributed net investment income ...................................................  $             -   $        11,253
                                                                                         ================  ================


                     See notes to the financial statements.

JNL Series Trust
PPM America/JNL Balanced Series

Financial Highlights


                                                                                                      Period from     Period from
                                                                                                        April 1,        May 15,
                                                                        Year ended December 31,         1996 to         1995* to
                                                                     -------------------------------  December 31,     March 31,
                                                                          1998            1997            1996            1996
                                                                     --------------- --------------- --------------- ---------------
Selected Per Share Data

Net asset value, beginning of period ..............................  $     13.06     $     11.92     $     11.17     $     10.00
                                                                     --------------- --------------- --------------- ---------------
Income from operations:
  Net investment income ...........................................         0.47            0.36            0.10            0.25
  Net realized and unrealized gains on investments  ...............         0.84            1.83            0.98            1.40
                                                                     --------------- --------------- --------------- ---------------
Total income from operations ......................................         1.31            2.19            1.08            1.65
                                                                     --------------- --------------- --------------- ---------------

Less distributions:
  From net investment income ......................................        (0.47)          (0.36)          (0.15)          (0.19)
  From net realized gains on investment transactions ..............        (0.42)          (0.69)          (0.18)          (0.29)
                                                                     --------------- --------------- --------------- ---------------
Total distributions ...............................................        (0.89)          (1.05)          (0.33)          (0.48)
                                                                     --------------- --------------- --------------- ---------------
Net increase ......................................................         0.42            1.14            0.75            1.17
                                                                     --------------- --------------- --------------- ---------------

Net asset value, end of period ....................................  $     13.48     $     13.06     $     11.92     $     11.17
                                                                     =============== =============== =============== ===============

Total Return (a) ..................................................        10.06%          18.43%           9.72%          16.60%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ........................  $    95,974     $    59,694     $    24,419     $     4,761
  Ratio of net operating expenses to average net assets (b) (c) ...         0.85%           0.93%           1.04%           1.01%
  Ratio of net investment income to average net assets (b) (c) ....         3.87%           3.72%           2.39%           2.99%
  Portfolio turnover ..............................................        33.74%         160.88%         158.15%         115.84%


Ratio information assuming no expense reimbursement or
   fees paid indirectly:
   Ratio of net operating expenses to average net assets (b) ......         0.85%           0.94%           1.22%           3.71%
   Ratio of net investment income to average net assets (b) .......         3.87%           3.71%           2.21%           0.29%

------------------------------------------------------------------------------------------------------------------------------------

*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for the periods ended December 31, 1996 and March 31, 1996.
(b)  Annualized for the periods ended December 31, 1996 and March 31, 1996.
(c) Computed after giving effect to the Adviser's expense reimbursement and fees paid indirectly.


                     See notes to the financial statements.

                         PPM AMERICA/JNL BALANCED SERIES

                             SCHEDULE OF INVESTMENTS
                                December 31, 1998


                                                    Market
                                        Shares       Value
                                        ------       -----
Common Stocks - 50.83%

Aerospace & Defense - 1.89%
   Lockheed Martin Corp. ...........     9,300  $  788,175
   United Technologies Corp. .......     9,300   1,011,375
                                                 -----------
                                                 1,799,550

Apparel - 2.23%
   Jones Apparel Group Inc. (a) ....    22,000     485,375
   Liz Claiborne Inc. ..............    19,600     618,625
   VF Corp. ........................    21,700   1,017,188
                                                 -----------
                                                 2,121,188

Auto Manufacturers - 2.00%
   Ford Motor Co. ..................    15,000     880,312
   General Motors Corp. ............    14,400   1,030,500
                                                 -----------
                                                 1,910,812

Auto Parts & Equipment - 1.04%
   TRW Inc. ........................    17,600     988,900

Banks - 3.63%
   BankAmerica Corp. ...............    16,100     968,012
   Chase Manhattan Corp. ...........    16,000   1,089,000
   KeyCorp .........................    30,000     960,000
   Union Planters Corp. ............     9,700     439,531
                                                 -----------
                                                 3,456,543

Chemicals - 1.92%
   Dow Chemical Co. ................    10,200     927,563
   Rohm & Haas Co. .................    30,100     906,763
                                                 -----------
                                                 1,834,326

Computers - 1.66%
   Adaptec Inc. (a) (d) ............    35,500     623,469
   International Business Machines
   Corp. ...........................     5,200     960,700
                                                 -----------
                                                 1,584,169

Electric - 1.98%
   FirstEnergy Corp. ...............    30,000     976,875
   GPU Inc. ........................    20,500     905,844
                                                 -----------
                                                 1,882,719

Electronics - 1.08%
   Parker-Hannifin Corp. (d) .......    31,400   1,028,350

Forest Products & Paper - 0.96%
   Mead Corp. ......................    31,200     914,550

Health Care - 1.07%
   Columbia/HCA Healthcare Corp. ...    41,300   1,022,175

Insurance - 4.91%
   Aetna Inc. ......................     8,800     691,900
   American Financial Group Inc. ...    15,200     666,900
   American General Corp. (d) ......     8,800     686,400
   CIGNA Corp. .....................    12,500     966,406
   Hartford Financial Services
   Group Inc. ......................    17,900     982,263

                                                    Market
                                        Shares       Value
                                        ------       -----
Common Stocks (continued)

Insurance (continued)
   TransAmerica Corp. ..............     5,900   $ 681,450
                                                 -----------
                                                 4,675,319

Iron & Steel - 1.02%
   Nucor Corp. (d) .................    22,500     973,125

Leisure Time - 1.41%
   Brunswick Corp. .................    30,500     754,875
   Hasbro Inc. .....................    16,300     588,838
                                                 -----------
                                                 1,343,713

Manufacturing - 3.54%
   Cooper Industries Inc. ..........    15,900     758,231
   ITT Industries Inc. .............    19,000     755,250
   PPG Industries Inc. (d) .........    15,800     920,350
   Tenneco Inc. ....................    27,700     943,531
                                                 -----------
                                                 3,377,362

Metals & Mining - 0.97%
   Phelps Dodge Corp. (d) ..........    18,200     925,925

Office & Business Equipment - 1.04%
   Harris Corp. ....................    27,000     988,875

Oil & Gas Producers - 3.47%
   Ashland Inc. ....................    16,500     798,188
   Chevron Corp. ...................     9,500     787,906
   Occidental Petroleum Corp. ......    50,600     853,875
   Phillips Petroleum Co. ..........    20,300     865,287
                                                 -----------
                                                 3,305,256

Retail - 3.26%
   Federated Department Stores Inc.
   (a) (d) .........................    23,700   1,032,431
   Kmart Corp. (a) (d) .............    73,600   1,127,000
   Sears, Roebuck & Co. ............    22,200     943,500
                                                 -----------
                                                 3,102,931

Savings & Loans - 2.08%
   Charter One Financial Inc. ......    33,535     930,596
   Washington Mutual Inc. (d) ......    27,500   1,050,156
                                                 -----------
                                                 1,980,752

Telecommunications - 5.77%
   AT&T Corp. ......................    11,200     842,800
   Bell Atlantic Corp. .............    17,000     901,000
   GTE Corp. .......................    14,500     942,500
   SBC Communications Inc. .........    20,300   1,088,588
   Sprint Corp. ....................     8,700     731,887
   US West Inc. ....................    15,400     995,225
                                                 -----------
                                                 5,502,000

Tobacco - 1.98%
   Philip Morris Cos. Inc. .........    17,500     936,250
   RJR Nabisco Holdings Corp. ......    31,900     947,031
                                                 -----------
                                                 1,883,281

                     See notes to the financial statements.

                        PPM AMERICA/JNL BALANCED SERIES

                                                    Market
                                        Shares       Value
                                        ------       -----
Common Stocks (continued)

Transportation - 1.92%
   Burlington Northern Santa Fe
   Corp. ...........................    26,300   $ 887,625
   CSX Corp. .......................    22,600     937,900
                                                 -----------
                                                 1,825,525
                                                 -----------

     Total Common Stocks
       (cost $44,443,100) ..........             48,427,346
                                                 -----------

                                     Principal
                                        Amount
                                        ------
Corporate Bonds - 9.83%

Aerospace & Defense - 0.32%
   K & F Industries Inc., 9.25%,
      10/15/2007 ...................$  300,000     303,000

Building Materials - 0.31%
   Brand Scaffolding Services  Inc.,
      10.25%, 02/15/2008 ...........   300,000     296,857

Chemicals - 0.54%
     Brunner Mond Group Plc, (144a)
        11.00%,  07/15/2008 ........   300,000     278,250
   PCI Chemicals Canada Inc., 9.25%,
      10/15/2007 ...................   300,000     234,000
                                                 -----------
                                                   512,250

Commercial Services - 0.66%
   Rental Service Corp., 9.00%,
      05/15/2008 ...................   300,000     298,125
   Universal Compression Holdings,
   Inc.,
      (Step-Up Bond), 11.375%,
      02/15/2009 (c) ...............   500,000     326,718
                                                 -----------
                                                   624,843

Computers - 0.20%
    Seagate Technology Inc., 7.37%,
       03/01/2007 ..................   200,000     193,690

Distribution & Wholesale - 0.31%
   United Stationers Supply Inc.,
   8.375%,
      04/15/2008 ...................   300,000     299,250

Diversified Financial Services -
0.26%
     PX Escrow Corp., (Step Up Bond),
        9.625%, 02/01/2006 (c) .....   450,000     248,625

Electronics - 0.31%
   Hadco Corp., 9.50%, 06/15/2008 ..   300,000     297,000

Entertainment - 0.29%
   MGM Grand Inc., 6.875%,
   02/06/2008 ......................   300,000     274,863

Forest Products & Paper - 0.02%
    Buckeye Cellulose Corp., 9.25%,
       09/15/2008 ..................    15,000      15,525


                                     Principal      Market
                                        Amount       Value
                                        ------       -----
Corporate Bonds (continued)

Holding Companies-Diversified -
0.60%
   Elgar Holdings Inc. 9.875%,
      02/01/2008 ...................$  300,000   $ 275,250
   Knology Holdings Inc., (Step-Up
   Bond),
      11.875%, 10/15/2007 (c) ......   600,000     295,500
                                                 -----------
                                                   570,750

Home Builders - 0.31%
   D.R. Horton Inc., 8.375%,
   06/15/2004 ......................   300,000     297,000

Home Furnishings - 0.30%
   Windmere-Durable Holdings,
   10.00%,
      07/31/2008 ...................   300,000     281,250

Leisure Time - 0.30%
   Royal Caribbean Cruises Ltd.,
   7.50%,
      10/15/2027 ...................   300,000     288,822

Manufacturing - 0.31%
   Burke Industries Inc., 10.00%,
        08/15/2007 .................   300,000     291,000

Media - 1.14%
     Capstar Broadcasting Corp.,
(Step-Up Bond), 12.75%, 02/01/2009
(c) ................................   500,000     410,000
   Century Communications Corp.,
       9.50%, 08/15/2000 ...........   250,000     261,875
     Frontier Vision Holdings LP,
         (Step-Up Bond), 11.875%
         09/15/2007 (c) ............   500,000     417,500
                                                 -----------
                                                 1,089,375

Metals & Mining - 0.31%
   Wyman-Gordon Co., 8.00%,
   12/15/2007 ......................   300,000     297,750

Oil & Gas Producers - 0.24%
   Pogo Producing Co., 8.75%,
   05/15/2007.......................   250,000     231,250

Packaging & Containers - 0.95%
    Riverwood International Corp.,
10.625%,
       08/01/2007 ..................   300,000     299,250
   Stone Container Corp., 12.25%,
      04/01/2002 ...................   300,000     300,000
   U.S. Can Corp., 10.125%,
   10/15/2006 ......................   300,000     309,000
                                                 -----------
                                                   908,250

Retail - 0.87%
   Eye Care Centers of America
   Inc., (144a), 9.125%,
   05/01/2008 ......................   300,000     288,000
   Finlay Fine Jewelry Corp.,
   8.375%,
      05/01/2008 ...................   300,000     275,250
   Specialty Retailers Inc., 8.50%,
      07/15/2005 ...................   300,000     261,000
                                                 -----------
                                                   824,250

                     See notes to the financial statements.

                        PPM AMERICA/JNL BALANCED SERIES

                                     Principal      Market
                                        Amount       Value
                                        ------       -----
Corporate Bonds (continued)

Telecommunications - 0.68%
   Metronet Communications Corp.,
      12.00%, 08/15/2007 ........... $ 300,000 4   333,000
   Rogers Cantel Mobile Inc.,
   9.375%,
        06/01/2008 .................   300,000     316,500
                                                 -----------
                                                   649,500

Transportation - 0.60%
     Gulfmark Offshore Inc., 8.75%
       06/01/2008 ..................   300,000     292,500
    Ultrapetrol Ltd,  10.50%,
   04/01/2008 ......................   300,000     281,250
                                                 -----------
                                                   573,750
                                                 -----------

     Total Corporate Bonds
       (cost $9,747,771) ...........             9,368,850
                                                 -----------

U.S. Government Securities - 39.34%

U.S. Government Agencies - 15.40%
   Federal Home Loan Mortgage Corp.
    6.50%, 05/01/2001 ..............   453,306     455,259
    6.00%, 07/01/2001 ..............   373,551     373,692
    7.50%, 11/01/2011 ..............   762,797     784,247
    6.50%, 04/01/2012 ..............   662,124     671,844
    7.00%, 01/01/2013 ..............   880,744     899,776
    8.00%, 10/01/2024 ..............   570,652     591,869
    7.50%, 11/01/2024 ..............   740,739     760,872
    6.50%, 02/01/2027 ..............   424,318     427,364
    7.50%, 03/01/2027 ..............   544,280     558,942
    6.50%, 12/01/2027 ..............   484,401     488,024
    7.00%, 09/01/2028 ..............   602,712     614,386
    7.00%, 11/01/2028 ..............   544,595     555,146
   Federal National Mortgage
   Association
      7.50%, 04/01/2012 ............   548,508     564,239
      6.50%, 08/01/2028 ............   746,830     751,729
      7.00%, 08/01/2028 ............   441,922     450,760
      7.00%, 08/01/2028 ............   747,891     762,849
      6.50%, 10/01/2028 ............   499,161     502,435
      6.50%, 12/01/2028 ............   599,772     603,707
   Government National Mortgage
       Association
    7.00%, 09/15/2013 ..............   494,856     507,069
    6.50%, 04/15/2026 .............. 1,004,176   1,014,529
    7.50%, 07/15/2027 ..............   446,898     460,783
    8.00%, 02/15/2028 ..............   645,517     670,931
    7.00%, 05/15/2028 ..............   447,861     458,215
    7.00%, 06/15/2028 ..............   719,148     735,775
                                                 -----------
                                                 14,664,442


                                     Principal      Market
                                        Amount       Value
                                        ------       -----
U.S. Government Securities
(continued)

U.S. Treasury Bonds - 5.41%
   U.S. Treasury Bonds
    6.25%, 08/15/2023 (d) ..........$3,000,000   3,352,980
    6.625%, 02/15/2027 (d) .........   200,000     236,562
   U.S. Treasury Strips - Principal
   only
    5.735%, 05/15/2016 .............   600,000     231,354
    5.77%, 11/15/2016 .............. 1,950,000     728,364
    5.72%, 11/15/2024 (d) .......... 1,300,000     322,751
   U.S. Treasury Strip - Interest
   Only
    5.785%, 11/15/2017 .............   800,000     281,496
                                                 -----------
                                                 5,153,507

U.S. Treasury Notes - 18.53%
    6.375%, 01/15/1999 (d) .........   650,000     650,306
    6.875%, 07/31/1999 (d) ......... 1,700,000   1,720,979
    6.125%, 07/31/2000 ............. 1,000,000   1,022,030
    6.25%,   08/31/2000 (d) ........ 2,200,000   2,255,683
    6.125%, 09/30/2000 (d) ......... 1,565,000   1,603,389
    6.25%,  10/31/2001 (d) ......... 3,600,000   3,750,733
    6.25%,   02/15/2003 ............ 1,300,000   1,374,750
    5.50%,   02/28/2003 (d) ........ 2,240,000   2,307,558
    5.875%, 11/15/2005 (d) ......... 1,725,000   1,840,092
    5.625%, 05/15/2008 (d) ......... 1,050,000   1,120,382
                                                 -----------
                                                17,645,902
                                                 -----------

     Total U.S. Government
     Securities
       (cost $36,549,732) ..........            37,463,851
                                                 -----------

Warrants - 0.00%

Holding Companies-Diversified -
0.00%
   Knology Holdings Inc. ...........       600       1,203

Telecommunications - 0.00%
   Metronet Communications Corp. ...       300       1,050
                                                 -----------

     Total Warrants
       (cost $144) .................                 2,253
                                                 -----------

Short Term Investments - 0.00%

Money Market Fund - 0.00%
   SSgA Money Market Fund, 4.85%
   (b) .............................     1,780       1,780
                                                 -----------

     Total Short Term Investments
       (cost $1,780) ...............                 1,780
                                                 -----------

Total Investments - 100%
    (cost $90,742,527) .............             $95,264,080
                                                 ===========


--------------------------------------------------------------------------------
(a)  Non-income producing security.
(b) Dividend yields change daily to reflect current market conditions. Rate stated is the quoted yield as of December 31, 1998.
(c) Denotes deferred interest security that receives no current coupon payments until a predetermined date at which time the stated coupon rate becomes effective.
(d)  All or a portion of this security has been loaned.


                     See notes to the financial statements.

                                  PPM AMERICA/JNL HIGH YIELD BOND SERIES
                                  PPM AMERICA, INC.
[PPM AMERICA LOGO]                TEAM MANAGEMENT

OBJECTIVE:

PPM America/JNL High Yield Bond Series seeks as its investment objective a high level of current income; its secondary investment objective is capital appreciation by investing in fixed income securities, with emphasis on higher-yielding, higher-risk, lower-rated or unrated corporate bonds.

MONEY MANAGER COMMENTARY:

The U.S. high yield market, as measured by the Lehman Brothers High Yield Index, returned 1.87% in 1998, a performance which lagged all other domestic fixed-income classes and broke its two-year string of outperformance. Higher-grade tiers of the bond market outperformed, reversing previous trends, as interest rates fell around 100 basis points across the yield curve. High yield outperformed in the period through July as stable interest rates, a healthy economy, low default rates, and strong investor demand carried over from 1997. In August, however, the deepening economic crises in Asia and Russia began to pose a realistic risk of global recession. The market fell 5.52% that month, its worst loss since September 1990, amid a flight to quality which was compounded by selling from some mutual funds and hedge funds. A recovery was sparked in September when the Federal Reserve began to cut interest rates and the G-7 funded a loan package to help stabilize emerging markets. In fact, November's gain of 5.15% was one of the index's best performances ever, but not enough to offset the summer's losses. Despite the turmoil, however, the high yield market continued to grow at a rapid rate in 1998. New issue volume reached record levels for the second year in a row as the principal amount of new bonds issued jumped 18.7% to $141 billion.

Our approach to managing the Series is based on relative value. We focus on purchasing individual securities which are attractively priced and have the potential to outperform the benchmark, within the context of industry weightings which are derived from the same factors. In 1998, this approach lead to an approximately neutral weighting of double-B versus single-B credits, but security and industry selection were generally defensive, particularly in the third quarter.

The Series finished 1998 with a total return of 3.84%, outperforming the Lehman Brothers High Yield Index by 197 basis points. The Lipper High Yield Universe lost 0.44% and the Morningstar High Yield Index lost 0.42% in 1998, so the Series also strongly outperformed them by 428 and 426 basis points, respectively. The Series' performance advantage was primarily attributable to security selection as well as favorable industry and asset-class allocations.

We expect the high yield market to perform closer to historical averages in 1999 since the fundamental underpinnings of a growing economy, low interest rates, and low default rates appear to remain in place. The Lehman Brothers High Yield Index has returned an annual average 13.05% over the last 15 years. Major risks include the possibility of a recession, although the U.S. economy looks quite strong at the moment, and further effects from economic crises abroad.
Additionally, single-B and lower-rated credits (including unrated) have accounted for more than 2/3 of new issue flow for three years in a row. While the highest returns often come from the lower quality tiers, this mix is also changing the market's risk profile and will undoubtedly have an impact on future performance.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
PPM AMERICA/JNL HIGH YIELD BOND SERIES AND THE LEHMAN BROTHERS HIGH YIELD INDEX

[GRAPHIC]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

5/15                          $10,000                           $10,000
6/30                           $9,930                           $10,207
9/30                          $10,230                           $10,493
12/31/95                      $10,624                           $10,818
3/31                          $10,782                           $11,009
6/30                          $10,888                           $11,192
9/30                          $11,425                           $11,639
12/31/96                      $11,994                           $12,046
3/31                          $12,107                           $12,181
6/30                          $12,792                           $12,747
9/30                          $13,523                           $13,326
12/31/97                      $13,800                           $13,670
3/31                          $14,389                           $14,130
6/30                          $14,509                           $14,277
9/30                          $13,848                           $13,628
12/31/98                      $14,329                           $13,918

AVERAGE ANNUAL
TOTAL RETURN

1 year .................. 3.84%
Since inception * ...... 10.40%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST.

PERFORMANCE NUMBERS ARE NET OF ALL SERIES OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION CHARGES.

------------
* Inception date May 15, 1995.

JNL Series Trust
PPM America/JNL High Yield Bond Series



Statement of Assets and Liabilities
December 31, 1998

Assets
Investments in securities, at cost ........ $ 103,266,629
                                          ================

Investments in securities, at value ....... $  99,416,325
Receivables:
   Dividends and interest .................     2,084,340
   Foreign taxes recoverable ..............        19,189
   Fund shares sold .......................        64,072
Collateral for securities loaned ..........    12,481,995
                                          ----------------
Total assets ..............................   114,065,921
                                          ----------------

Liabilities
Payables:
   Investment advisory fees ...............        61,723
   Fund shares redeemed ...................        16,046
Return of collateral for securities
loaned ....................................    12,481,995
Other liabilities .........................        20,902
                                          ----------------
Total liabilities .........................    12,580,666
                                          ================
Net assets ................................ $ 101,485,255
                                          ================

Net assets consist of:
Paid-in capital ........................... $ 105,637,022
Undistributed net investment income .......             -
Accumulated net realized loss
   on investments .........................      (301,463)
Net unrealized depreciation on
investments ...............................    (3,850,304)
                                          ================
Net assets ................................ $ 101,485,255
                                          ================

Total shares outstanding (no par
value), unlimited shares authorized .......     9,317,185
                                          ================

Net asset value, offering and
redemption price per share................. $       10.89
                                          ================



Statement of Operations
For the Year Ended December 31, 1998

Investment income
   Dividends .............................. $      60,285
   Interest ...............................     8,389,955
                                           ---------------
Total investment income ...................     8,450,240
                                           ---------------

Expenses
   Investment advisory fees ...............       651,122
   Custodian fees .........................        20,623
   Portfolio accounting fees ..............        24,591
   Professional fees ......................        24,773
   Other...................................        22,566
                                           ---------------
Total operating expenses ..................       743,675
Less:
   Reimbursement from Adviser .............             -
                                           ---------------
Net expenses ..............................       743,675
                                           ---------------
Net investment income .....................     7,706,565
                                           ---------------

Realized and unrealized gains (losses)
Net realized gain on investments ..........       538,153
Net change in unrealized depreciation
   on investments .........................    (5,619,538)
                                           ---------------
Net realized and unrealized losses ........    (5,081,385)
                                           ---------------

Net increase in net assets
   from operations ........................ $   2,625,180
                                           ===============


                     See notes to the financial statements.

JNL Series Trust
PPM America/JNL High Yield Bond Series

Statements of Changes in Net Assets


                                                                                           Year ended December 31,
                                                                                       ----------------------------------
                                                                                            1998              1997
                                                                                       ----------------  ----------------

Operations:
  Net investment income .............................................................  $     7,706,565   $     3,007,939
  Net realized gain on investments ..................................................          538,153         1,066,669
  Net change in unrealized appreciation (depreciation) on investments ...............       (5,619,538)        1,355,284
                                                                                       ----------------  ----------------
Net increase in net assets from operations ..........................................        2,625,180         5,429,892
                                                                                       ----------------  ----------------

Distributions to shareholders:
  From net investment income ........................................................       (7,729,402)       (3,009,722)
  From net realized gains on investment transactions ................................       (1,038,904)       (1,036,946)
                                                                                       ----------------  ----------------
Total distributions to shareholders .................................................       (8,768,306)       (4,046,668)
                                                                                       ----------------  ----------------

Share transactions:
  Proceeds from the sale of shares ..................................................       63,833,968        51,335,721
  Reinvestment of distributions .....................................................        8,768,306         4,011,473
  Cost of shares redeemed ...........................................................      (27,685,557)       (7,415,150)
                                                                                       ----------------  ----------------
Net increase in net assets from share transactions ..................................       44,916,717        47,932,044
                                                                                       ----------------  ----------------

Net increase in net assets ..........................................................       38,773,591        49,315,268

Net assets beginning of period ......................................................       62,711,664        13,396,396
                                                                                       ----------------  ----------------

Net assets end of period ............................................................  $   101,485,255   $    62,711,664
                                                                                       ================  ================

Undistributed net investment income .................................................  $             -   $         4,258
                                                                                       ================  ================


                     See notes to the financial statements.

JNL Series Trust
PPM America/JNL High Yield Bond Series

Financial Highlights



                                                                                                   Period from     Period from
                                                                                                     April 1,        May 15,
                                                                     Year ended December 31,         1996 to         1995* to
                                                                  -------------------------------  December 31,     March 31,
                                                                       1998            1997            1996            1996
                                                                  --------------- --------------- --------------- ---------------
Selected Per Share Data

Net asset value, beginning of period ............................  $    11.48      $    10.67      $    10.23      $    10.00
                                                                  --------------- --------------- --------------- ---------------
Income from investment operations:
  Net investment income .........................................        0.91            0.59            0.51            0.73
  Net realized and unrealized gains (losses) on investments .....       (0.47)           1.02            0.64            0.04
                                                                  --------------- --------------- --------------- ---------------
Total income from investment operations .........................        0.44            1.61            1.15            0.77
                                                                  --------------- --------------- --------------- ---------------

Less distributions:
  From net investment income ....................................       (0.91)          (0.59)          (0.69)          (0.54)
  From net realized gains on investment transactions ............       (0.12)          (0.21)          (0.02)              -
                                                                  --------------- --------------- --------------- ---------------
Total distributions .............................................       (1.03)          (0.80)          (0.71)          (0.54)
                                                                  --------------- --------------- --------------- ---------------
Net increase (decrease) .........................................       (0.59)           0.81            0.44            0.23
                                                                  --------------- --------------- --------------- ---------------

Net asset value, end of period ..................................  $    10.89      $    11.48      $    10.67      $    10.23
                                                                  =============== =============== =============== ===============

Total Return (a) ................................................        3.84%          15.05%          11.24%           7.82%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ......................  $  101,485      $   62,712      $   13,396      $    6,156
  Ratio of net operating expenses to average net assets (b) (c) .        0.83%           0.90%           0.88%           0.88%
  Ratio of net investment income to average net assets (b) (c) ..        8.62%           8.15%           8.64%           8.34%
  Portfolio turnover ............................................      129.85%         189.25%         113.08%         186.21%


Ratio information assuming no expense reimbursement or
   fees paid indirectly:
  Ratio of net operating expenses to average net assets (b) .....        0.83%           0.90%           1.21%           1.50%
  Ratio of net investment income to average net assets (b) ......        8.62%           8.15%           8.31%           7.72%

--------------------------------------------------------------------------------------------------------------------------------

*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for the periods ended December 31, 1996 and March 31, 1996.
(b)  Annualized for the periods ended December 31, 1996 and March 31, 1996.
(c) Computed after giving effect to the Adviser's expense reimbursement and fees paid indirectly.


                     See notes to the financial statements.

                     PPM AMERICA/JNL HIGH YIELD BOND SERIES

                             SCHEDULE OF INVESTMENTS
                                December 31, 1998

                                     Principal      Market
                                        Amount       Value
                                        ------       -----
Corporate Bonds - 96.50%

Aerospace & Defense - 1.12%
   K&F Industries Inc., 9.25%,
      10/15/2007 (d) ...............$1,100,000 $1,111,000

Apparel - 1.44%
   Pillowtex Corp., 10.00%,
   11/15/2006 ...................... 1,330,000   1,436,400

Building Materials - 4.06%
   Brand Scaffold Services Inc.,
   10.25%,
        02/15/2008 ................. 2,000,000   1,970,000
   Nortek Inc., 9.25%, 03/15/2007 .. 2,000,000   2,070,000
                                                 ---------
                                                 4,040,000

Chemicals - 3.41%
   Brunner Mond Group Plc., (144a),
      11.00%, 07/15/2008 ........... 2,000,000   1,855,000
   PCI Chemicals Canada Inc., 9.25%,
      10/15/2007 ................... 1,965,000   1,532,700
                                                 ---------
                                                 3,387,700

Commercial Services - 3.12%
   Flag Ltd., 8.25%, 01/30/2008 .... 2,000,000   1,960,000
   Universal Compression Holdings
   Inc.,
      (Step-Up Bond), 11.375%,
      02/15/2009 (a) ............... 1,750,000   1,143,513
                                                 ---------
                                                 3,103,513

Cosmetics & Personal Care - 1.04%
   Chattem Inc., 8.875%, 04/01/2008
   (d) ............................. 1,000,000   1,030,000

Diversified Financial Services -
1.38%
   DVI Inc., 9.875%, 02/01/2004 .... 1,000,000     960,000
   PX Escrow Corp., (Step-Up Bond),
      9.625%, 02/01/2006 (a) .......   750,000     414,375
                                                 ---------
                                                 1,374,375

Electrical Components & Equipment -1.94%
   Communications Instruments Inc.,
      10.00%, 09/15/2004 ........... 2,000,000   1,925,000

Electronics - 1.99%
   Hadco Corp., 9.50%, 06/15/2008 .. 2,000,000   1,980,000

Engineering & Construction - 1.75%
   Schuff Steel Co., 10.50%,
   06/01/2008 ...................... 2,000,000   1,740,000

Entertainment - 5.54%
   Harrahs Operating Co. Inc.,
   7.875%,
      12/15/2005 (d) ............... 2,000,000   2,000,000
   Harvey Casinos Resorts, 10.625%,
      06/01/2006 ...................   200,000     216,000
   Sun International Hotels Ltd.,
      9.00%, 03/15/2007 ............   500,000     520,000
      8.625%, 12/15/2007 ........... 1,300,000   1,332,500
   United Artists Theatre Circuit
   Inc.,
      9.75%, 04/15/2008 ............ 1,500,000   1,440,000
                                                 ---------
                                                 5,508,500


                                     Principal      Market
                                        Amount       Value
                                        ------       -----
Corporate Bonds (continued)

Environmental Control - 2.62%
   Marsulex Inc., 9.625%,
   07/01/2008$....... ..............$2,000,000   2,047,500
   Norcal Waste Systems Inc.,
   13.50%,
      11/15/2005 ...................   500,000     555,000
                                                 ---------
                                                 2,602,500
Food - 2.05%
   Agrilink Foods Inc., (144a),
   11.875%,
      11/01/2008 ................... 2,000,000   2,035,000

Holding Companies-Diversified -
3.06%
   Elgar Holdings Inc., 9.875%,
      02/01/2008 ................... 2,400,000   2,202,000
   Knology Holdings Inc., (Step-Up
   Bond),
      11.875%, 10/15/2007 (a) ...... 1,700,000     837,250
                                                 ---------
                                                 3,039,250

Home Furnishings - 2.26%
   Windmere-Durable Holdings, 10.00%
      07/31/2008 ................... 2,400,000   2,250,000

Iron & Steel - 1.01%
   Armco Inc., (144a), 8.875%,
   12/01/2008 ...................... 1,000,000   1,007,500

Lodging - 1.96%,
   HMH Properties Inc., 7.875%,
      08/01/2008 ................... 2,000,000   1,947,500

Machinery - 4.87%
   Grove Holdings LLC, (Step-Up
   Bond),
      11.625%, 05/01/2009 (a) ...... 2,000,000     837,500
   National Equipment Services
   Inc.,
      (144a), 10.00%, 11/30/2004 ... 2,000,000   1,975,000
   W.R. Carpenter North America
   Inc.,
      10.625%, 06/15/2007 .......... 2,000,000   2,025,000
                                                 ---------
                                                 4,837,500

Manufacturing - 6.11%
   Burke Industries Inc.,
      9.719%, 08/15/2007 (c) .......   700,000     647,500
      10.00%, 08/15/2007 ........... 1,450,000   1,406,500
   Jackson Products Inc., 9.50%,
      04/15/2005 ................... 2,000,000   1,995,000
   Prestolite Electric Inc., 9.625%,
      02/01/2008 ................... 2,060,000   2,023,950
                                                 ---------
                                                 6,072,950

Media -- 8.72%
   Advanstar Communications Inc.,
      9.25%, 05/01/2008 ............ 1,000,000   1,018,750
   Capstar Broadcasting Corp.,
   (Step-Up Bond), 12.75%,
    02/01/2009 (a) ................. 2,850,000   2,337,000
   CBS Radio Inc., 11.375%,
   01/15/2009 ......................   568,900     669,169
   Frontiervision Holdings LP,
   (Step-Up Bond), 11.875 %,
   09/15/2007 (a) .................. 1,300,000   1,085,500
   FrontierVision Operating
   Partners LP,
      11.00%, 10/15/2006 ...........   400,000     444,000
   Gray Communications System Inc.,
      10.625%, 10/01/2006 .......... 1,100,000   1,182,500


                     See notes to the financial statements.

                     PPM AMERICA/JNL HIGH YIELD BOND SERIES

                                     Principal      Market
                                        Amount       Value
                                        ------       -----
Corporate Bonds (continued)

Media (continued)
   Rogers Cablesystems Ltd.,
      9.625%, 08/01/2002 ...........$  650,000     698,750
      10.00%, 03/15/2005 ........... 1,100,000   1,232,000
                                                 ---------
                                                 8,667,669

Metals & Mining - 1.57%
   Steel Heddle Manufacturing Co.,
      10.625%, 06/01/2008 .......... 2,000,000   1,560,000

Office & Business Equipment - 2.02%
   General Binding Corp., 9.375%,
      06/01/2008 ................... 2,000,000   2,012,500

Oil & Gas Producers - 1.54%
   Parker Drilling Co., 9.75%,
      11/15/2006 (d) ............... 1,700,000   1,530,000

Packaging & Containers - 5.42%
   Huntsman Packaging Corp., 9.125%,
      10/01/2007 ................... 1,000,000     992,500
   Riverwood International Corp.,
   10.625%,
      08/01/2007 (d) ............... 2,000,000   1,995,000
   Stone Container Corp., 12.75%,
      04/01/2002 ................... 2,400,000   2,400,000
                                                 ---------
                                                 5,387,500

Retail - 5.12%
   APCOA Inc., 9.25%, 03/15/2008
   (d) ............................. 1,500,000   1,406,250
   Eye Care Centers of America
   Inc.,
      (144a), 9.125%, 05/01/2008 ... 2,000,000   1,920,000
   Finlay Enterprises Inc., 9.00%,
      05/01/2008 ................... 2,000,000   1,760,000
                                                 ---------
                                                 5,086,250

Software - 2.19%
   PSINet Inc., 10.00%, 02/15/2005
   (d) ............................. 2,220,000   2,175,600

Sovereign - 1.97%
   Republic of Argentina, 11.00%,
      10/09/2006 ARS................ 2,000,000   1,960,000

Telecommunications - 13.98%
   Call-Net Enterprises Inc.,
   (Step-Up Bond), 8.94%,
   08/15/2008 (a) (d) .............. 1,500,000     862,500
   Focal Communications Corp.,
   (Step-Up Bond), 12.125%,
    02/15/2008 (a) (d) ............. 1,750,000     914,375
   Intermedia Communications Inc.,
      8.875%, 11/01/2007 (d) ....... 1,000,000     965,000
      8.50%, 01/15/2008 (d) ........ 1,400,000   1,330,000


                                     Principal      Market
                                        Amount       Value
                                        ------       -----
Corporate Bonds (continued)

Telecommunications (continued)
   Level 3 Communications Inc,
      9.125%, 05/01/2008 (d) .......$2,000,000  $1,982,500
   Metrocall Inc., (144a), 11.00%
      09/15/2008 ................... 2,000,000   2,010,000
   Metronet Communications Corp.,
      (Step-Up Bond), 9.95%,
      06/15/2008(a) ................ 1,000,000     616,250
      12.00%, 08/15/2007 (d) ....... 1,800,000   1,998,000
   Northeast Optic Network, 12.75%,
      08/15/2008 ................... 2,000,000   1,960,000
   Rogers Cantel Inc.,
      9.375%, 06/01/2008 ........... 1,000,000   1,055,000
      9.75%, 06/01/2016 ............   200,000     214,500
                                                ----------
                                                13,908,125

Transportation - 3.24%
   Gulfmark Offshore, 8.75%,
   06/01/2008 ...................... 1,000,000     975,000
   Ultrapetrol Ltd., 10.50%,
   04/01/2008 (d) .................. 2,400,000   2,250,000
                                                 3,225,000

     Total Corporate Bonds
       (cost $99,805,241) ..........             95,941,332

Rights - 0.01%

Machinery - 0.01%
   Terex Corp (cost $831) ..........       400       8,000

Warrants - 0.01%

Metals & Mining - 0.00%
   Knology Holdings Inc. ...........     2,200       4,411

Telecommunications - 0.01%
   Highwaymaster Communications
   Inc. ............................     1,500       3,000
   Metronet Communications Inc. ....     1,300       4,550
                                                     7,550

     Total Warrants  (cost $5,525) .                11,961

Short Term Investments - 3.48%

Diversified Financial Services -
3.46%
   American Express Credit Corp.,
   6.10%
      01/04/1999 ................... 2,000,000   1,998,983
   Household Finance Corp., 5.10%,
      01/04/1999 ................... 1,440,000   1,439,388
                                                 ---------
                                                 3,438,371
                       See notes to financial statements.

                     PPM AMERICA/JNL HIGH YEILD BOND SERIES

                                     Principal      Market
                                        Amount       Value
                                        ------       -----
Short Term Investments (continued)

Money Market Fund - 0.02%
   SSgA Money Market Fund, 4.85%
   (b) .............................$   16,661  $   16,661

     Total Short Term Investments
       (cost $3,455,032) ...........             3,455,032

Total Investments -- 100%
   (cost $103,266,629) .............           $99,416,325
                                               ===========


--------------------------------------------------------------------------------
(a) Denotes deferred interest security that receives no current coupon payments until a predetermined date at which time the stated coupon rate becomes effective.
(b) Dividend yields change daily to reflect current market conditions. Rate is the quoted yield as of December 31, 1998.
(c) Coupon is indexed to 6 month Libor. Rate stated is in effect as of December 31, 1998.
(d)  All or a portion of this security has been loaned.


                     See notes to the financial statements.

JNL Series Trust
PPM America/JNL Money Market Series



Statement of Assets and Liabilities
December 31, 1998

Assets
Investments in securities, at cost ........ $  57,072,984
                                          ================

Investments in securities, at
amortized cost ............................ $  57,072,984
Receivables:
   Interest ...............................             8
   Fund shares sold .......................        15,804
   Reimbursement from Adviser .............         4,132
                                          ----------------
Total assets ..............................    57,092,928
                                          ----------------

Liabilities
Payables:
   Investment advisory fees ...............        28,375
   Fund shares redeemed ...................       699,507
Other liabilities .........................        16,065
                                          ----------------
Total liabilities .........................       743,947
                                          ================
Net assets ................................ $  56,348,981
                                          ================

Net assets consist of:
Paid-in capital ........................... $  56,348,981
                                          ================

Total shares outstanding (no par
value),
   unlimited shares authorized  ...........    56,348,981
                                          ================

Net asset value, offering and
redemption
   price per share......................... $        1.00
                                          ================




Statement of Operations
For the Year Ended December 31, 1998

Investment income
   Interest ............................... $   3,023,100
                                           ---------------

Expenses
   Investment advisory fees ...............       323,501
   Custodian fees .........................        23,460
   Portfolio accounting fees ..............        24,498
   Professional fees ......................        15,567
   Other...................................        14,752
                                           ---------------
Total operating expenses ..................       401,778
Less:
   Reimbursement from Adviser .............        (4,940)
                                           ---------------
Net expenses ..............................       396,838
                                           ---------------
Net investment income .....................     2,626,262
                                           ---------------

Net increase in net assets
   from operations ........................ $   2,626,262
                                           ===============


                     See notes to the financial statements.

JNL Series Trust
PPM America/JNL Money Market Series

Statements of Changes in Net Assets


                                                                                            Year ended December 31,
                                                                                        ----------------------------------
                                                                                             1998              1997
                                                                                        ----------------  ----------------

Operations:
  Net investment income ..............................................................  $    2,626,262    $    1,699,439
                                                                                        ----------------  ----------------

Distributions to shareholders:
  From net investment income .........................................................       (2,626,262)       (1,699,439)
                                                                                        ----------------  ----------------

Share transactions:
  Proceeds from the sale of shares ...................................................      129,092,539        87,270,526
  Reinvestment of distributions ......................................................        2,626,262         1,658,199
  Cost of shares redeemed ............................................................     (117,177,667)      (70,873,065)
                                                                                        ----------------  ----------------
Net increase in net assets from share transactions ...................................       14,541,134        18,055,660
                                                                                        ----------------  ----------------

Net increase in net assets ...........................................................       14,541,134        18,055,660

Net assets beginning of period .......................................................       41,807,847        23,752,187
                                                                                        ----------------  ----------------

Net assets end of period .............................................................  $   56,348,981    $   41,807,847
                                                                                        ================  ================


                     See notes to the financial statements.

JNL Series Trust
PPM America/JNL Money Market Series

Financial Highlights


                                                                                                    Period from     Period from
                                                                                                      April 1,        May 15,
                                                                      Year ended December 31,         1996 to         1995* to
                                                                   -------------------------------  December 31,     March 31,
                                                                        1998            1997            1996            1996
                                                                   --------------- --------------- --------------- ---------------
Selected Per Share Data

Net asset value, beginning of period ............................. $      1.00     $      1.00     $      1.00     $      1.00
                                                                   --------------- --------------- --------------- ---------------
Income from operations:
  Net investment income ..........................................        0.05            0.05            0.04            0.04
                                                                   --------------- --------------- --------------- ---------------

Less distributions:
  From net investment income .....................................       (0.05)          (0.05)          (0.04)          (0.04)
                                                                   --------------- --------------- --------------- ---------------
Net increase .....................................................           -               -               -               -
                                                                   --------------- --------------- --------------- ---------------

Net asset value, end of period ................................... $      1.00     $      1.00     $      1.00     $      1.00
                                                                   =============== =============== =============== ===============

Total Return (a) .................................................        4.99%           5.01%           3.61%           4.59%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ....................... $    56,349     $    41,808     $    23,752     $     6,816
  Ratio of net operating expenses to average net assets (b) (c) ..        0.74%           0.75%           0.75%           0.75%
  Ratio of net investment income to average net assets (b) (c) ...        4.87%           4.92%           4.75%           5.06%

Ratio information assuming no expense reimbursement or
   fees paid indirectly:
   Ratio of net operating expenses to average net assets (b) .....        0.75%           0.76%           0.85%           1.30%
   Ratio of net investment income to average net assets (b) ......        4.86%           4.91%           4.65%           4.51%

----------------------------------------------------------------------------------------------------------------------------------

*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for the periods ended December 31, 1996 and March 31, 1996.
(b)  Annualized for the periods ended December 31, 1996 and March 31, 1996.
(c) Computed after giving effect to the Adviser's expense reimbursement and fees paid indirectly.


                     See notes to the financial statements.

                        PPM AMERICA/JNL MONEY MARKET SERIES

                             SCHEDULE OF INVESTMENTS
                                December 31, 1998


                                      Principal   Amortized
                                        Amount      Cost
                                        ------      ----
Commercial Paper -- 100%

Auto Manufacturers - 3.34%
   General Motors Acceptance Corp.
    5.35%, 01/11/1999 ..............  $ 630,000  $  629,064
    5.34%, 01/20/1999 ..............     480,000    478,647
    5.16%, 01/26/1999 ..............     500,000    498,208
    5.47%, 01/27/1999 ..............     300,000    298,815
                                                  -----------
                                                  1,904,734

Chemicals - 2.97%
   E.I. du Pont de Nemours & Co.,
    5.20%, 01/14/1999 ..............   1,700,000  1,696,808

Computers - 1.73%
   International Business Machines
   Corp.,
    5.09%, 02/11/1999 ..............     993,000    987,244

Cosmetics & Personal Care - 1.09%
   Procter & Gamble Co., 5.45%,
      01/27/1999 ...................     625,000    622,540

Diversified Financial Services -
56.57%
   AC Acquisition Holding Co.
    5.04%, 01/27/1999 ..............     820,000    817,015
    5.00%, 03/26/1999 ..............   1,100,000  1,087,166
   American Express Credit Corp.
    5.80%, 01/05/1999 ..............     106,000    105,932
    5.05%, 01/29/1999 ..............     540,000    537,879
    5.05%, 02/11/1999 ..............     250,000    248,562
    5.00%, 03/11/1999 ..............     273,000    270,384
    5.00%, 03/15/1999 ..............     800,000    791,889
   American General Finance Corp.
    5.60%, 01/05/1999 ..............     700,000    699,564
    5.07%, 03/01/1999 ..............     100,000     99,169
    5.08%, 03/02/1999 ..............     900,000    892,380
    4.99%, 04/13/1999 ..............     335,000    330,264
   Associated Corporation of North
   America
    5.06%, 02/18/1999 ..............     500,000    496,627
    5.05%, 02/19/1999 ..............     500,000    496,563
    4.85%, 06/07/1999 ..............   1,095,000  1,071,838
   Chevron UK Investment Plc
    5.23%, 02/23/1999 ..............   1,000,000    992,300
    5.00%, 05/13/1999 ..............   1,300,000  1,276,166
   Chrysler Financial Corp.
    5.10%, 02/03/1999 ..............   1,010,000  1,005,278
    5.05%, 03/11/1999 ..............   1,200,000  1,188,385
   CIT Group Inc.
    5.35%, 01/19/1999 ..............   1,650,000  1,645,586
    5.06%, 03/05/1999 ..............     650,000    644,244
   Countrywide Funding Corp.
    5.27%, 01/29/1999 ..............   1,350,000  1,344,467
   Countrywide Home Loans Inc.
    5.20%, 01/20/1999 ..............     500,000    498,628
    5.20%, 02/05/1999 ..............     600,000    596,967
   Deere (John) Capital Corp., 5.02%,
    02/19/1999 .....................     300,000    297,950


                                      Principal   Amortized
                                        Amount      Cost
                                        ------      ----
Commercial Paper  (continued)

Diversified Financial Services
(continued)
   Ford Motor Credit Co.
    5.46%, 01/08/1999 ..............  $  720,000 $  719,236
    5.46%, 01/14/1999 ..............     360,000    359,290
    5.47%, 01/21/1999 ..............     540,000    538,359
    5.47%, 01/22/1999 ..............     300,000    299,042
    5.03%, 01/27/1999 ..............     105,000    104,619
    5.47%, 02/02/1999 ..............     300,000    298,541
   Heller Financial Inc.
    5.55%, 01/27/1999 ..............     305,000    303,777
    5.50%, 01/28/1999 ..............   1,383,000  1,377,295
    5.68%, 02/11/1999 ..............     550,000    546,442
   Household Finance Corp.
    5.39%, 01/07/1999 ..............   1,100,000  1,099,012
    5.33%, 01/11/1999 ..............     195,000    194,711
    5.02%, 02/26/1999 ..............   1,000,000    992,191
   Merrill Lynch & Co. Inc.
    5.40%, 01/15/1999 ..............     185,000    184,612
    5.48%, 01/15/1999 ..............     300,000    299,361
    5.50%, 01/15/1999 ..............     980,000    977,904
    5.51%, 02/02/1999 ..............     200,000    199,020
    5.08%, 02/12/1999 ..............     300,000    298,222
    5.10%, 02/12/1999 ..............     250,000    248,513
   Norwest Financial Inc.
    5.30%, 01/04/1999 ..............     750,000    749,669
    5.07%, 03/12/1999 ..............     350,000    346,550
   Sears Roebuck Acceptance Corp.
    5.16%, 01/21/1999 ..............   1,100,000  1,096,847
    5.05%, 02/26/1999 ..............     250,000    248,036
    5.00%, 04/14/1999 ..............     750,000    739,271
    5.05%, 05/04/1999 ..............     268,000    263,376
   USAA Capital Corp.
    5.06%, 01/21/1999 ..............     645,000    643,187
    4.91%, 02/24/1999 ..............   1,140,000  1,131,604
    4.99%, 03/31/1999 ..............     600,000    592,598
                                                  -----------
                                                  32,286,488

Electric - 1.65%
   Central  & Southwest Corp.
    5.62%, 01/22/1999 ..............     450,000    448,525
    5.50%, 03/18/1999 ..............     500,000    494,194
                                                  -----------
                                                    942,719

Food - 7.12%
   Campbell Soup Co.
    5.44%, 02/11/1999 ..............   1,100,000  1,093,185
    4.95%, 04/05/1999 ..............     650,000    641,599
   ConAgra Inc.
    5.52%, 01/12/1999 ..............     625,000    623,946
    5.52%, 01/13/1999 ..............     200,000    199,632
   H.J. Heinz Co.
    5.15%, 02/18/1999 ..............   1,515,000  1,504,597
                                                  -----------
                                                  4,062,959


                     See notes to the financial statements.

                       PPM AMERICA/JNL MONEY MARKET SERIES

                                    Principal    Amortized
                                      Amount       Cost
                                      ------       ----
Commercial Paper (continued)

Health Care - 3.52%
   Allergan Inc.
    5.40%, 01/06/1999 ..............$  415,000     414,689
    5.60%, 01/06/1999 .............. 1,593,000   1,591,761
                                                 -----------
                                                 2,006,450

Leisure Time - 2.01%
   Hasbro Inc., 5.15%, 01/04/1999 .. 1,150,000   1,149,506

Machinery -3.32%
   Deere & Co.
    5.03%, 01/29/1999 ..............   860,000     856,635
    5.06%, 02/16/1999 ..............   250,000     248,384
    5.02%, 03/16/1999 ..............   800,000     791,745
                                                 -----------
                                                 1,896,764

Manufacturing - 3.17%
   General Electric Capital Corp.
    5.48%, 01/21/1999 ..............   200,000     199,391
    5.48%, 01/29/1999 ..............   250,000     248,934
    5.49%, 01/29/1999 ..............   550,000     547,652
    5.06%, 02/19/1999 ..............   250,000     248,278
    5.48%, 02/22/1999 ..............   275,000     272,823
    4.97%, 04/13/1999 ..............   295,000     290,846
                                                 -----------
                                                 1,807,924

Media - 4.37%
   Walt Disney Co., 4.98%,
   03/09/1999 ...................... 2,200,000   2,179,610
   McGraw-Hill Company Inc., 5.00%,
    03/24/1999 .....................   320,000     316,356
                                                 -----------
                                                 2,495,966


                                    Principal    Amortized
                                      Amount       Cost
                                      ------       ----
Commercial Paper (continued)

Oil & Gas Producers - 3.48%
   Amoco Co., 5.43%, 02/23/1999 ....$1,765,000 $ 1,750,890
   Consolidated Natural Gas Co.,
   5.13%,
    01/25/1999 .....................   235,000     234,196
                                                 -----------
                                                 1,985,086

Packaging & Containers - 1.28%
   Crown Cork & Seal Co. Inc.
    6.00%, 01/12/1999 ..............   600,000     598,900
    5.82%, 02/19/1999 ..............   130,000     128,970
                                                 -----------
                                                   727,870

Telecommunications - 4.38% GTE Corp.
    5.75%, 01/04/1999 ..............   300,000     299,856
    5.90%, 01/04/1999 ..............   558,000     557,726
    5.38%, 01/26/1999 ..............   750,000     747,198
    5.30%, 02/19/1999 ..............   900,000     893,508
                                                 -----------
                                                 2,498,288
                                                 -----------

     Total Commercial Paper
       (cost $57,071,346) ..........             57,071,346
                                                 -----------

Money Market Fund - 0.00%
   SSgA Money Market Fund, 4.85%
   (a)
   (cost $1,638) ...................     1,638       1,638
                                                 -----------

Total Investments - 100%
   (cost $57,072,984) ..............           $57,072,984
                                               =============

--------------------------------------------------------------------------------
(a) Dividend yields change daily to reflect current market conditions. Rate is the quoted yield as of December 31, 1998.


                     See notes to the financial statements.

[SALOMON BROTHERS ASSET MANAGEMENT LOGO]
                                           SALOMON BROTHERS/JNL BALANCED SERIES
                                           SALOMON BROTHERS ASSET MANAGEMENT INC
                                           GEORGE WILLIAMSON

OBJECTIVE:

Salomon Brothers/JNL Balanced Series seeks to obtain above-average income (compared to a portfolio entirely invested in equity securities). As a secondary objective, the Series seeks to take advantage of opportunities for growth of capital and income. The Series seeks to achieve its objectives primarily through investments in a broad variety of securities, including equity securities, fixed-income securities and short-term obligations.

MONEY MANAGER COMMENTARY:

The Series returned 5.91% since inception, versus 13.01% for the 50% Salomon Smith Barney Broad Investment Grade Bond Index/50% S&P 500 Index.
Underperformance of the Series for the period was attributed to its continued conservative equity allocation and value style. In an environment characterized by extremely momentum driven markets, we perform less than the market due to our value style.

The equity market finished its fourth consecutive year of returns in excess of 20% with the S&P 500 returning 28.58%. Investors experienced significant volatility during the year as the S&P 500 increased more than 20% through early July, only to fall back into negative territory in the beginning of October. Worldwide political and economic turmoil resulted in a loss of confidence by U.S. equity investors late in the summer. The collapse of the financial structure in Russia, although not totally unexpected, coupled with the ongoing crisis in Asia, caused a number of financial institutions to take charge offs, and led to a "flight to quality" that exposed a number of over leveraged hedge funds financial difficulties.

By early Fall, the Federal Reserve came to the market's rescue by cutting the federal funds rate and discount rate. As the stock and credit markets rallied after the Federal Reserve rate cut, the need for the safety of Treasuries was reduced. Spread sectors of the market such as mortgage backed securities, corporate bonds and asset backed securities all did better as the overall reduction in the global risk premium led to an improving disposition in those markets. Two additional interest rate reductions increased investor confidence and provided liquidity to fuel the market's strong fourth quarter performance. Large-cap growth stocks were the only stocks that really drove performance for the year 1998. We anticipate security markets will be more subdued in 1999.

In the equity portion of our portfolio, we maintained our strategy to significantly overweight those companies where we had the greatest conviction, i.e. position and concentration. We kept our overweight stance in the consumer and financial sectors with such new additions as PepsiCo, Avon Products, BankAmerica, and Pharmacia & Upjohn. We were positioned conservatively for the year, to give investors the upside potential through the Series exposure to equities while limiting downside risk.

We expect value stocks to receive better valuation in the current year as well as better performance. We believe the portfolio is in a good position to withstand further market declines if any are experienced and to participate in market appreciation.

After seven years of uninterrupted growth, the U.S. economy faces a period of slowing expansion and threatened instability. Although key areas of economic activity remain buoyant, gradual slowing remains a likely scenario for 1999. The Federal Reserve will probably condition further easing on renewed intensification of financial stress of evidence that demand pressures are receding.

We expect interest rates to generally move lower in the first few months of the year, followed by a gradual rise through the end of 1999. With the expectation of further Federal Reserve easing, we look for the yield curve to steepen. As such, long-term bonds may stabilize in a range centered on 5% as long-term inflation expectations fall.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
SALOMON BROTHERS/JNL BALANCED SERIES, THE S&P 500 INDEX AND THE
SALOMON SMITH BARNEY BROAD INVESTMENT GRADE BOND INDEX

[GRAPHIC]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

03/02/98        $10,000.00               $10,000.00                $10,000.00
03/31/98        $10,550.84               $10,270.00                $10,039.05
04/30/98        $10,646.86               $10,270.00                $10,090.85
05/31/98        $10,446.70               $10,260.00                $10,187.28
06/30/98        $10,858.30               $10,230.00                $10,270.96
07/31/98        $10,742.97               $10,120.00                $10,292.91
08/31/98         $9,191.22                $9,570.00                $10,450.85
09/30/98         $9,780.05                $9,900.00                $10,697.12
10/31/98        $10,574.83               $10,220.00                $10,648.72
11/30/98        $11,215.52               $10,500.00                $10,707.48
12/31/98        $11,861.40               $10,591.00                $10,740.76

TOTAL RETURN
FOR THE PERIOD FROM
MARCH 2, 1998* TO
DECEMBER 31, 1998 ... 5.91%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST.

PERFORMANCE NUMBERS ARE NET OF ALL SERIES OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

---------------

* Commencement of operations.

JNL Series Trust
Salomon Brothers/JNL Balanced Series


Statement of Assets and Liabilities
December 31, 1998

Assets
Investments in securities, at cost ........ $   3,427,614
                                          ================

Investments in securities, at value ....... $   3,497,395
Receivables:
   Dividends and interest .................        22,963
   Investment securities sold .............       101,988
                                          ----------------
Total assets ..............................     3,622,346
                                          ----------------

Liabilities
Bank overdraft ............................           103
Payables:
   Investment advisory fees ...............         2,093
   Fund shares redeemed ...................            90
   Investment securities purchased ........       307,529
Other liabilities .........................        15,951
                                          ----------------
Total liabilities .........................       325,766
                                          ================
Net assets ................................ $   3,296,580
                                          ================

Net assets consist of:
Paid-in capital ........................... $   3,241,423
Undistributed net investment income .......           918
Accumulated net realized loss on
   investments and foreign currency
   related items ..........................       (15,542)
Net unrealized appreciation on
investments ...............................        69,781
                                          ================
Net assets ................................ $   3,296,580
                                          ================

Total shares outstanding (no par
value), unlimited shares authorized .......       317,593
                                          ================

Net asset value, offering and
redemption price per share................. $       10.38
                                          ================


Statement of Operations
For the Period Ended December 31, 1998*

Investment income
   Dividends .............................. $      23,538
   Interest ...............................        58,950
   Foreign tax withholding ................          (157)
                                           ---------------
Total investment income ...................        82,331
                                           ---------------

Expenses
   Investment advisory fees ...............        14,837
   Custodian fees .........................         9,755
   Portfolio accounting fees ..............        13,984
   Professional fees ......................         4,273
   Other ..................................         1,317
                                           ---------------
Total operating expenses ..................        44,166
Less:
   Reimbursement from Adviser .............       (26,547)
                                           ---------------
Net expenses ..............................        17,619
                                           ---------------
Net investment income .....................        64,712
                                           ---------------

Realized and unrealized gains (losses)
Net realized loss on:
   Investments ............................       (15,542)
   Foreign currency related items .........           (39)
Net change in unrealized appreciation
   on investments .........................        69,781
                                           ---------------
Net realized and unrealized gains .........        54,200
                                           ---------------

Net increase in net assets
   from operations ........................ $     118,912
                                           ===============

----------------------------------------------------------
* For period beginning March 2, 1998 (commencement of operations).



See notes to the financial statements

JNL Series Trust
Salomon Brothers/JNL Balanced Series

Statement of Changes in Net Assets

                                              Period from
                                                March 2,
                                                1998* to
                                              December 31,
                                                  1998
                                             ------------

Operations:
  Net investment income ................... $      64,712
  Net realized loss on:
    Investments ...........................       (15,542)
    Foreign currency related items ........           (39)
  Net change in unrealized appreciation
    on investments ........................        69,781
                                                ---------
Net increase in net assets from
operations ................................       118,912
                                                ---------

Distributions to shareholders:
  From net investment income ..............        65,648)
  From net realized gains on investment
     transactions .........................             -
                                                ---------
Total distributions to shareholders .......       (65,648)
                                                ---------

Share transactions:
  Proceeds from the sale of shares ........     4,871,127
  Reinvestment of distributions ...........        65,648
  Cost of shares redeemed .................    (1,693,459)
                                                ---------
Net increase in net assets from
   share transactions .....................     3,243,316
                                                ---------

Net increase in net assets ................     3,296,580

Net assets beginning of period ............             -
                                                ---------

Net assets end of period .................. $   3,296,580
                                                =========

Undistributed net investment income ....... $         918
                                                =========


Financial Highlights

                                              Period from
                                                March 2,
                                                1998* to
                                              December 31,
                                                  1998
                                             ------------
Selected Per Share Data

Net asset value, beginning of period ...... $       10.00
                                             ------------
Income from operations:
  Net investment income ...................          0.21
  Net realized and unrealized gains on
     investments and foreign currency
     related items ........................          0.38
                                             ------------
Total income from operations ..............          0.59
                                             ------------

Less distributions:
  From net investment income ..............         (0.21)
  From net realized gains on
     investment transactions ..............             -
                                             ------------
Total distributions .......................         (0.21)
                                             ------------
Net increase ..............................          0.38
                                             ------------

Net asset value, end of period ............ $       10.38
                                             ============

Total Return (a) ..........................          5.91%

Ratios and Supplemental Data:
  Net assets, end of period (in
  thousands) ..............................$        3,297
  Ratio of net operating expenses to
  average net assets (b) (c) ..............          0.95%
  Ratio of net investment income to
  average net assets (b) (c) ..............          3.49%
  Portfolio turnover ......................        128.41%


Ratio information assuming no expense
   reimbursement:
  Ratio of net operating expenses to
  average net assets (b) ..................          2.38%
  Ratio of net investment income to
  average net assets (b) ..................          2.06%

--------------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for the period ended December 31, 1998.
(b)  Annualized for the period ended December 31, 1998.
(c)  Computed after giving effect to the Adviser's expense reimbursement.


                     See notes to the financial statements.

                      SALOMON BROTHERS/JNL BALANCED SERIES

                             SCHEDULE OF INVESTMENTS
                                December 31, 1998
                                                      Market
                                          Shares       Value
                                          ------       -----
Common Stocks -- 41.07%

Auto Manufacturers -- 1.37%
   DaimlerChrysler AG (a) ...............    498   $  47,839

Banks --3.93%
   BankAmerica Corp. ....................    905      54,412
   Fleet Financial Group Inc. ...........  1,000      44,688
   Mercantile Bancshares Corp. ..........  1,000      38,500
                                                   -----------
                                                     137,600

Beverages -- 1.87%
   PepsiCo Inc. .........................  1,600      65,500

Building Materials -- 1.13%
   Vulcan Materials Co. .................    300      39,469

Chemicals -- 0.99%
   Geon Co. .............................  1,500      34,500

Computers -- 2.11%
   International Business Machines           400      73,900
   Corp. ................................

Cosmetics & Personal Care -- 1.77%
   Avon Products Inc. ...................  1,400      61,950

Electric -- 0.96%
   Edison International .................  1,200      33,450

Food -- 1.96%
   Hormel Foods Corp. ...................  1,200      39,300
   Ralston Purina Group .................    900      29,138
                                                   -----------
                                                      68,438

Health Care -- 1.44%
   Johnson & Johnson Co. ................    600      50,325

Insurance -- 3.91%
   Allstate Corp. .......................    500      19,313
   Chubb Corp. ..........................    300      19,463
   CIGNA Corp. ..........................    700      54,118
   Marsh & McLennan Cos. Inc. ...........    750      43,828
                                                   -----------
                                                     136,722

Manufacturing -- 1.09%
   Cooper Industries Inc. ...............    800      38,150

Metals & Mining -- 0.99%
   USEC Inc. ............................  2,500      34,688

Oil & Gas Producers -- 4.10%
   Amerada Hess Corp. ...................    600      29,850
   Amoco Corp. ..........................    600      36,225
   Exxon Corp. ..........................    500      36,562
   Schlumberger Ltd. ....................    300      13,838
   Suncor Energy Inc. ...................    900      26,888
                                                   -----------
                                                     143,363



                                                      Market
                                          Shares       Value
                                          ------       -----
Common Stocks (continued)

Pharmaceuticals -- 3.07%
   American Home Products Corp. .........    900   $  50,681
   Pharmacia & Upjohn Inc. ..............  1,000      56,624
                                                   -----------
                                                     107,305

Real Estate -- 2.21%
   Crescent Real Estate Equities Co. ....  1,000      23,000
   Glenborough Realty Trust Inc. ........  1,100      22,413
   New Plan Excel Realty Trust Inc. .....  1,440      31,950
                                                   -----------
                                                      77,363

Retail -- 1.83%
   May Department Stores Co. ............    500      30,188
   Sears Roebuck & Co. ..................    800      34,000
                                                   -----------
                                                      64,188
Telecommunications -- 3.05%
   Bell Atlantic Corp. ..................  1,000      53,000
   SBC Communications Inc. ..............  1,000      53,624
                                                   -----------
                                                     106,624

Tobacco -- 1.22%
   Philip Morris Cos. Inc. ..............    800      42,800

Transportation -- 2.07%
   Canadian National Railway Co. ........    700      36,313
   Union Pacific Corp. ..................    800      36,050
                                                   -----------
                                                      72,363
                                                   -----------

      Total Common Stocks
       (cost $1,365,578) ................          1,436,537
                                                   -----------

                                        Principal
                                         Amount
                                         ------
Corporate Bonds -- 11.87%

Aerospace & Defense -- 0.58%
   Raytheon Co., 6.15%, 11/01/2008 .....$ 20,000      20,367


Banks -- 0.57%
   US Bank NA, 5.70%, 12/15/2008 ........ 20,000      19,800

Commercial Services -- 1.42%
   Comdisco Inc., 6.125%, 08/01/2001 .... 50,000      49,616

Diversified Financial Services -- 0.30%
   Sears Roebuck Acceptance Corp.,
     7.00%, 06/15/2007 .................. 10,000      10,730

Electrical Components & Equipment --
1.55%
   Integrated Process Equipment Corp.,
     6.250%, 09/15/2004 ................. 75,000      54,094

Manufacturing -- 0.86%
   Mark IV Industries Inc., (144a),
   4.75%,
     11/01/2004 ......................... 25,000      20,031
   Norsk Hydro ASA, 6.70%, 01/15/2018 ... 10,000       9,937
                                                   -----------
                                                      29,968

                     See notes to the financial statements.

                      SALOMON BROTHERS/JNL BALANCED SERIES

                                       Principal      Market
                                          Amount       Value
                                          ------       -----
Corporate Bonds (continued)

Media -- 0.58%
   A.H. Belo Corp., 7.25%, 09/15/2027 ..$ 20,000  $   20,137

Semiconductors -- 1.53%
   Micron Technology Inc., 7.00%,
     07/01/2004 ......................... 50,000      53,563

Software -- 2.93%
   First Data Corp., 6.375%,              50,000      51,807
   12/15/2007 ...........................
   Northern Telecom Ltd., 5.25%,
     05/15/2003 ......................... 50,000      50,500
                                                   -----------
                                                     102,307

Telecommunications -- 1.55%
   Aspect Telecommunications Corp.,
     Zero Coupon, 08/10/2018 (144a) .....150,000      32,438
   GTE Corp., 6.94%, 04/15/2028 ......... 20,000      21,721
                                                   -----------
                                                      54,159
                                                   -----------

      Total Corporate Bonds
       (cost $416,263) ..................            414,741
                                                   -----------

                                         Shares
                                        ----------
Preferred Stocks -- 0.82%

Diversified Financial Services -- 0.82%
   BTI Capital Trust ....................    400       8,150
   Morgan Stanley Group Inc. "AMAT" -
      PERQS .............................    500      20,625
                                                   -----------

      Total Preferred Stocks
       (cost $34,930) ...................             28,775
                                                   -----------


                                       Principal      Market
                                          Amount       Value
                                          ------       -----
U.S. Government Securities -- 39.17%

U.S. Government Agencies -- 11.20%
   Federal National Mortgage
   Association
     6.50%, 07/01/2028 .................$185,167  $  186,382
     7.00%, TBA (c) .....................100,000     102,000
     8.00%, TBA (c) .....................100,000     103,562
                                                   -----------
                                                     391,944

U.S. Treasury Notes -- 27.97%
     4.50%, 09/30/2000 ..................100,000      99,780
     6.375%, 03/31/2001 ................. 15,000      15,548
     5.25%, 08/15/2003 (d) ..............100,000     102,547
     6.125%, 08/15/2007 .................200,000     218,438
     5.625%, 05/15/2008 (d) .............300,000     320,109
     4.75%, 11/15/2008 ..................220,000     221,718
                                                   -----------
                                                     978,140
                                                   -----------

      Total U.S. Government Securities
       (cost $1,363,585) ................          1,370,084
                                                   -----------

Short Term Investments -- 7.07%

Money Market Fund -- 0.01%
   SSgA Money Market Fund, 4.85% (b) ....    258         258

Repurchase Agreement -- 7.06%
   Repurchase Agreement with State
   Street
     Bank, 4.85%, (Collateralized by
     $240,000 U.S. Treasury Note,
     6.25%,
     due 02/15/2003, market value
     $259,500) acquired on 12/31/1998,
     due 01/04/1999 .....................247,000     247,000
                                                   -----------

      Total Short Term Investments
       (cost $247,258) ..................            247,258
                                                   -----------

Total Investments -- 100%
   (cost $3,427,614) ....................         $3,497,395
                                                  ============

--------------------------------------------------------------------------------
(a)  Non-income producing security.
(b) Dividend yields change daily to reflect current market conditions. Rate is the quoted yield as of December 31, 1998.
(c)  Investment purchased on a when-issued basis.
(d) Security pledged as collateral for investments purchased on a when-issued basis.


                     See notes to the financial statements.

[SALOMON BROTHERS ASSET MANAGEMENT LOGO]
                                         SALOMON BROTHERS/JNL GLOBAL BOND SERIES
                                         SALOMON BROTHERS ASSET MANAGEMENT INC
                                         PETER J. WILBY, DAVID J. SCOTT
OBJECTIVE:

Salomon Brothers/JNL Global Bond Series seeks as its investment objective a high level of current income. As a secondary objective, the Series will seek capital appreciation. The Series seeks to achieve its objectives by investing in a globally diverse portfolio of fixed income investments and by giving the sub-adviser broad discretion to deploy the Series' assets among certain segments of the fixed income market that the sub-adviser believes will best contribute to achievement of the Series' investment objectives.

MONEY MANAGER COMMENTARY:

The Series returned 2.46% for 1998 versus 5.15% for the Lipper Variable Products Global Income Funds category and 8.72% for the Salomon Smith Barney Broad Investment Grade Bond Index. Underperformance of the Series was largely due to its exposure to high yield and emerging markets debt during the unexpected credit crisis in the summer of 1998.

For bonds, 1998 was a mixture of good and bad news. The good news was that interest rates fell approximately 1% across the yield curve. Though low inflation did contribute to lower bond yields, exogenous factors such as equity market fears, default fears and expectations of spreading global economic weakness gave investors sufficient reasons to seek only the safety and liquidity of the Treasury sector. The bad news came for any bond that wasn't a Treasury, as yield spreads across all sectors of the domestic bond universe widened toward unexplainable and unsustainable levels. High yield bonds and emerging market debt suffered through their worst performances in years. This was largely due to the global spread rout.

Early in 1998, domestic demand readings in the U.S. remained exceptionally healthy, benefitting from low interest rates, generation-low unemployment rates and sky-high consumer confidence. Lower quality high yield bonds outperformed, so the Series reaped the profits and upgraded into relatively higher quality bonds. The Series maintained a neutral duration relative to the Lehman Brothers Aggregate Bond Index and added to its overweighting in mortgage backed securities. Discount coupon mortgages and seasoned pass-through mortgages continued to be selected as they offered a more attractive convexity profile than higher coupon securities.

The Series maintained it's weightings in the high yield sector throughout the second quarter, as credit fundamentals remained favorable. We continued to seek opportunities to upgrade credit quality and moved to a more defensive position within the sector. In the emerging markets sector of the portfolio, we lowered our exposure to Russia and added Bulgaria and Peru. Mexico and Argentina continued to be core holdings as their fundamentals remained strong.

During the third quarter, heightened global market volatility caused the Series to commit to a more defensive stance in its high yield sector and lower its allocations to the emerging markets debt sector. We continued to decrease the Series' exposure to Russia and increase its position in Argentina and Mexico as fundamentals appeared more favorable. The Series continued to favor discount and coupon mortgage backed securities in the investment grade portion of the portfolio.

During the fourth quarter, high yield and emerging debt markets snapped back strongly when it became apparent to investors that the financial market crisis was stabilizing. Bold steps taken by the Federal Reserve in lowering short-term interest rates and restoring liquidity in the markets began to put investors at ease. We maintained our stance in the high yield sector of the portfolio as credit spreads had room to improve and interest rates slashed by 75 basis points. We increased our allocations in the emerging markets debt sector from 15% to 20% as the markets have recovered some 20% since their lows in early September.

Investor optimism and recent economic data suggest that the U.S. economy is sailing into the new year. As booming sectors moderate and external growth continues to fade, the current expansion will slow perceptibly. The optimistic view assumes that the rest of the world holds together. Outside the U.S., where the main threat to domestic stability first emerged, conditions have deteriorated since the Federal Reserve's last rate cut. This backdrop leaves the Federal Reserve in a watchful state, despite the complacency of today's marketplace and strong fourth-quarter GDP growth. Near-term job and economic growth probably will remain fairly buoyant, given the boost from lower commodity prices, warm weather and the fresh rise in the equity market. However, with inflation pressures in remission, the Federal Reserve will have ample leeway to renew its rescue efforts in 1999 if necessary.

We remain optimistic about the high yield market, as interest rates are low and credit spreads have room to improve. While there will be bumps along the way, we expect emerging debt to outperform the U.S. investment grade market in 1999.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
SALOMON BROTHERS/JNL GLOBAL BOND SERIES AND THE SALOMON SMITH BARNEY BROAD INVESTMENT GRADE INDEX

[GRAPHIC]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

5/15                             $10,000                       $10,000
6/30                             $10,040                       $10,265
9/30                             $10,240                       $10,459
12/31/95                         $10,714                       $10,913
3/31                             $11,074                       $10,722
6/30                             $11,370                       $10,774
9/30                             $11,910                       $10,976
12/31/96                         $12,256                       $11,307
3/31                             $12,325                       $11,249
6/30                             $12,925                       $11,654
9/30                             $13,432                       $12,041
12/31/97                         $13,563                       $12,397
3/31                             $13,868                       $12,597
6/30                             $13,904                       $12,888
9/30                             $13,526                       $13,423
12/31/98                         $13,897                       $13,478

AVERAGE ANNUAL
TOTAL RETURN

1 year..................... 2.46%
Since inception * ......... 9.47%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST.

PERFORMANCE NUMBERS ARE NET OF ALL SERIES OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

------------
* Inception date May 15, 1995.

JNL Series Trust
Salomon Brothers/JNL Global Bond Series

Statement of Assets and Liabilities
December 31, 1998

Assets
Investments in securities, at cost ........ $  54,157,094
                                          ================

Investments in securities, at value ....... $  54,004,396
Foreign currency ..........................             5
Receivables:
   Interest ...............................       875,554
   Forward foreign currency
      exchange contracts ..................         3,227
   Fund shares sold .......................        77,047
   Investment securities sold .............       502,775
Collateral for securities loaned ..........     2,634,334
                                          ----------------
Total assets ..............................    58,097,338
                                          ----------------

Liabilities
Payables:
   Investment advisory fees ...............        34,167
   Forward foreign currency
      exchange contracts ..................         6,282
   Fund shares redeemed ...................        12,095
   Investment securities purchased ........     7,205,925
Return of collateral for securities
loaned ....................................     2,634,334
Other liabilities .........................        37,992
                                          ----------------
Total liabilities .........................     9,930,795
                                          ================
Net assets ................................ $  48,166,543
                                          ================

Net assets consist of:
Paid-in capital ........................... $  49,421,275
Undistributed net investment loss .........       (11,832)
Accumulated net realized loss on
   investments and foreign currency
   related items ..........................    (1,091,158)
Net unrealized appreciation
(depreciation) on:
   Investments ............................      (152,698)
   Foreign currency related items .........           956
                                          ----------------
Net assets ................................ $  48,166,543
                                          ================

Total shares outstanding (no par
value), unlimited shares authorized .......     4,513,390
                                          ================

Net asset value, offering and
redemption price per share................. $       10.67
                                          ================



Statement of Operations
For the Year Ended December 31, 1998

Investment income
   Interest................................ $   3,560,307
   Foreign tax withholding.................        (6,171)
                                           ---------------
Total investment income ...................     3,554,136
                                           ---------------

Expenses
   Investment advisory fees ...............       375,503
   Custodian fees .........................        23,412
   Portfolio accounting fees ..............        21,190
   Professional fees ......................        13,399
   Other ..................................        13,467
                                           ---------------
Total operating expenses ..................       446,971
Less:
   Reimbursement from Adviser .............        (5,203)
                                           ---------------
Net expenses ..............................       441,768
                                           ---------------
Net investment income .....................     3,112,368
                                           ---------------

Realized and unrealized losses
Net realized loss on:
   Investments ............................    (1,087,833)
   Foreign currency related items .........       (53,642)
Net change in unrealized depreciation on:
   Investments ............................    (1,034,049)
   Foreign currency related items .........       (34,338)
                                           ---------------
Net realized and unrealized losses ........    (2,209,862)
                                           ---------------

Net increase in net assets
   from operations ........................ $     902,506
                                           ===============


                     See notes to the financial statements.

JNL Series Trust
Salomon Brothers/JNL Global Bond Series

Statements of Changes in Net Assets


                                                                                         Year ended December 31,
                                                                                     ----------------------------------
                                                                                          1998              1997
                                                                                     ----------------  ----------------

Operations:
  Net investment income ......................................................       $     3,112,368   $     1,712,722
  Net realized gain (loss) on:
     Investments .............................................................            (1,087,833)           76,786
    Foreign currency related items ...........................................               (53,642)           74,761
  Net change in unrealized appreciation (depreciation) on:
     Investments .............................................................            (1,034,049)          677,987
    Foreign currency related items ...........................................               (34,338)           50,955
                                                                                     ----------------  ----------------
Net increase in net assets from operations ...................................               902,506         2,593,211
                                                                                     ----------------  ----------------

Distributions to shareholders:
  From net investment income .................................................            (3,054,679)       (1,801,495)
  From net realized gains on investment transactions .........................                     -          (164,331)
  Return of capital ..........................................................                     -           (33,012)
                                                                                     ----------------  ----------------
Total distributions to shareholders ..........................................            (3,054,679)       (1,998,838)
                                                                                     ----------------  ----------------

Share transactions:
  Proceeds from the sale of shares ...........................................            26,135,631        26,946,293
  Reinvestment of distributions ..............................................             3,054,679         1,962,974
  Cost of shares redeemed ....................................................           (15,596,426)       (5,261,751)
                                                                                     ----------------  ----------------
Net increase in net assets from share transactions ...........................            13,593,884        23,647,516
                                                                                     ----------------  ----------------

Net increase in net assets ...................................................            11,441,711        24,241,889

Net assets beginning of period ...............................................            36,724,832        12,482,943
                                                                                     ----------------  ----------------

Net assets end of period .....................................................       $    48,166,543   $    36,724,832
                                                                                     ================  ================

Undistributed net investment loss ............................................       $       (11,832)  $       (15,879)
                                                                                     ================  ================


                     See notes to the financial statements.

JNL Series Trust
Salomon Brothers/JNL Global Bond Series

Financial Highlights


                                                                                                     Period from     Period from
                                                                                                       April 1,        May 15,
                                                                       Year ended December 31,         1996 to         1995* to
                                                                    -------------------------------  December 31,     March 31,
                                                                         1998            1997            1996            1996
                                                                    ----------------------------- --------------- ---------------
Selected Per Share Data

Net asset value, beginning of period .............................  $      11.12     $  10.63       $   10.46       $   10.00
                                                                    ---------------  -------------- --------------- -------------
Income from operations:
  Net investment income ..........................................          0.72           0.54            0.42            0.81
  Net realized and unrealized gains (losses) on investments and
     foreign currency related items ..............................         (0.45)          0.59            0.70            0.24
                                                                    ---------------  -------------- --------------- -------------
Total income from operations .....................................          0.27           1.13            1.12            1.05
                                                                    ---------------  -------------- --------------- -------------

Less distributions:
  From net investment income .....................................         (0.72)         (0.58)          (0.69)          (0.56)
  From net realized gains on investment transactions .............             -          (0.05)          (0.26)          (0.03)
  Return of capital ..............................................             -          (0.01)              -               -
Total distributions ..............................................         (0.72)         (0.64)          (0.95)          (0.59)
                                                                    ---------------  -------------- --------------- -------------
Net increase (decrease) ..........................................         (0.45)          0.49            0.17            0.46
                                                                    ---------------  -------------- --------------- -------------

Net asset value, end of period ...................................  $      10.67     $    11.12     $     10.63     $     10.46
                                                                    ===============  ============== =============== =============

Total Return (a) .................................................          2.46%         10.66%          10.68%          10.74%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) .......................  $     48,167         36,725          12,483           6,380
  Ratio of net operating expenses to average net assets (b) (c) ..          1.00%          1.00%           0.99%           1.00%
  Ratio of net expenses to average net assets (c) ................             -           1.01%              -              -
  Ratio of net investment income to average net assets (b) (c) ...          7.05%          6.83%           7.52%           9.01%
  Portfolio turnover .............................................        261.87%        134.55%         109.85%         152.89%

Ratio information assuming no expense reimbursement or
   fees paid indirectly:
  Ratio of net operating expenses to average net assets (b) ......          1.01%          1.07%           1.44%           2.14%
  Ratio of net investment income to average net assets (b) .......          7.04%          6.76%           7.07%           7.87%

---------------------------------------------------------------------------------------------------------------------------------

*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for the periods ended December 31, 1996 and March 31, 1996.
(b)  Annualized for the periods ended December 31, 1996 and March 31, 1996.
(c) Computed after giving effect to the Adviser's expense reimbursement and fees paid indirectly.


                     See notes to the financial statements.

                    SALOMON BROTHERS/JNL GLOBAL BOND SERIES

                             SCHEDULE OF INVESTMENTS
                                December 31, 1998


                                     Principal      Market
                                      Amount         Value
                                      ------         -----
Corporate Bonds -- 33.50%

Poland -- 0.37%
Banks -- 0.37%
   Nordic Investment Bank, 17.75%,
     04/15/2002 PLN.................  340,000  $  110,185
   Sudwest LB Capital Market,
   17.50%,
     05/05/2003 PLN.................   270,000      90,461
                                                 -----------

     Total Poland ..................               200,646

United States -- 33.13%
Aerospace & Defense - 0.64%
   BE Aerospace Inc., 8.00%,
        03/01/2008(c)...............  $250,000     245,000
   Raytheon Co., 6.15%, 11/01/2008 .   100,000     101,837
                                                 -----------
                                                   346,837

Auto Manufacturers -- 0.28%
   Navistar International Corp.,
   8.00%,
     02/01/2008 ....................   150,000     152,625

Auto Parts & Equipment -- 0.87%
   Breed Technologies Inc., (144a),
     9.25%, 04/15/2008 .............   250,000     220,000
   Hayes Lemmerz International
   Inc.,
     (144a), 8.25%, 12/15/2008 .....   250,000     249,375
                                                 -----------
                                                   469,375

Banks -- 0.55%
   US Bank NA, 5.70%, 12/15/2008 ...   300,000     296,994

Beverages -- 0.21%
   Stroh Brewery Co., 11.10%,
   07/01/2006 ......................   150,000     112,500

Biotechnology -- 0.59%
  Monsato Co., (144a), 5.875%,
       12/01/2008 ..................   175,000     174,486
  Packard Bioscience Co., 9.375%,
     03/01/2007 ....................   150,000     142,500
                                                 -----------
                                                   316,986

Chemicals -- 0.65%
   Huntsman Corp., (144a), 9.50%,
      07/01/2007 ...................   150,000     149,250
   Praxair Inc., 6.15%, 04/15/2003 .   200,000     199,530
                                                 -----------
                                                   348,780

Commercial Services -- 3.02%
   Comdisco Inc., 6.13%, 08/01/2001    250,000     248,080
   Iron Mountain Inc., 10.125%,
     10/01/2006 ....................   150,000     162,750
   KinderCare Learning Centers
   Inc.,
     9.50%, 02/15/2009 (c) .........   250,000     248,750
   Pierce Leahy Corp., 11.125%,
     07/15/2006 ....................   250,000     273,750
   Primark Corp., (144a), 9.25%,
     12/15/2008 ....................   250,000     250,000


                                    Principal       Market
                                      Amount         Value
                                      ------         -----
Corporate Bonds (continued)

United States (continued)
Commercial Services (continued)
   Protection One Inc., (144a),
   8.125%,
     01/15/2009 ....................$  250,000 $   250,000
   Service Corp. International,
   6.00%,
     12/15/2005 ....................   200,000     198,707
                                                 -----------
                                                 1,632,037

Computers -- 0.49%
   Unisys Corp., 7.875%, 04/01/2008
   (c) .............................   250,000     265,000

Cosmetics & Personal Care -- 0.92%
   American Safety Razor Co.,
   9.875%,
     08/01/2005 ....................   250,000     257,500
   French Fragrances Inc., 10.375%,
     05/15/2007 (g) ................   125,000     123,438
   Revlon Worldwide Corp., Zero
   Coupon,
     03/15/2001 (g) ................   200,000     115,000
                                                 -----------
                                                   495,938

Diversified Financial Services
--2.77%
   ContiFinancial Corp., 8.125%,
     04/01/2008 (g) ................   250,000     175,000
   DVI Inc., 9.875%, 02/01/2004 ....   250,000     240,000
   Merrill Lynch & Co. Inc., 6.00%,
     11/15/2004 (g) ................    80,000      80,282
   Paine Webber Group Inc., 7.00%,
     03/01/2000 (c) ................   300,000     302,808
   Polymer Group Inc., 9.00%,
   07/01/2007 ......................   250,000     247,500
   TPSA Finance BV, (144a), 7.75%,
     12/10/2008 ....................   300,000     296,165
   Williams Scotsman Inc., 9.875%,
     06/01/2007 ....................   150,000     153,000
                                                 -----------
                                                 1,494,755

Electric -- 0.23%
   L-3 Communications Corp., (144a),
     8.00%, 08/01/2008 .............   125,000     125,313

Entertainment -- 1.46%
   Grand Casinos Inc., 9.00%,
      10/15/2004 (c) ...............   250,000     281,250
   Park Place Entertainment Corp.,
   (144a),
     7.875%, 12/15/2005 ............   250,000     250,000
   Sun International Hotels Ltd.,
   8.625%,
     12/15/2007 ....................   250,000     256,250
                                                 -----------
                                                   787,500

Environmental Control -- 1.26%
   Allied Waste Industries Inc.,
   (144a),
     7.875%, 01/01/2009 ............   250,000     253,438
   Envirosource Inc., 9.75%,
      06/15/2003 (g) ...............   185,000     172,050
   Marsulex Inc., 9.625%,
   07/01/2008 (g) ..................   250,000     255,938
                                                 -----------
                                                   681,426

                     See notes to the financial statements.

                    SALOMON BROTHERS/JNL GLOBAL BOND SERIES

                                    Principal       Market
                                      Amount         Value
                                      ------         -----
Corporate Bonds (continued)

United States (continued)
Food -- 0.72%
   CFP Holdings Inc.,
   11.625%,
     01/15/2004 ....................$  200,000 $   166,000
   Dole Foods Co., 6.75%,
   07/15/2000 ......................   100,000     100,164
   SC International Services Inc.,
   9.25%,
     09/01/2007 ....................   125,000     125,000
                                                 -----------
                                                   391,164

Forest Products & Paper -- 0.15%
   Doman Industries Ltd., 8.75%,
     03/15/2004 ....................   100,000      79,000

Hand & Machine Tools -- 0.29%
   International Knife & Saw Inc.,
      11.375%, 11/15/2006 (g) ......   150,000     153,750

Health Care -- 0.69%
   Dade International Inc., 11.125%,
      05/01/2006 ...................   250,000     275,000
   Integrated Health Services Inc.,
   9.50%,
      09/15/2007 ...................   100,000      95,000
                                                 -----------
                                                   370,000

Holding Companies - Diversified --
1.30%
   High Voltage Engineering Corp.,
     10.50%, 08/15/2004 ............    125,000    118,125
   Jordan Industries Inc., 10.375%,
     08/01/2007 ....................    200,000    206,750
   Nebco Evans Holding Co.,
   (Step-Up
      Bond), 12.375%, 07/15/2007
   (d) .............................    350,000    167,563
   United International Holdings
   Inc.,
      (Step-Up Bond), 10.75%,
      02/15/2008 (d) ...............    400,000    212,000
                                                 -----------
                                                   704,438

Household Products -- 0.89%
   Ekco Group Inc., 9.25%,
   04/01/2006 ......................    250,000    250,000
   Indesco International Inc.,
   9.75%,
     04/15/2008 ....................    250,000    233,125
                                                 -----------
                                                   483,125

Insurance -- 0.38%
   Aetna Services Inc., 7.625%,
      08/15/2026 (c) ...............    200,000    203,246

Lodging -- 0.92%
   HMH Properties Inc., 7.875%,
      08/01/2008 ...................    250,000    243,438
   Prime Hospitality Corp., 9.75%,
      04/01/2007 ...................    250,000    251,250
                                                 -----------
                                                   494,688

Manufacturing -- 1.08%
   Alvey Systems Inc., 11.375%,
      01/31/2003 ...................    125,000    125,625
   Axiohm Transaction Solutions,
   9.75%,
      10/01/2007 ...................    150,000    141,750


                                     Principal      Market
                                      Amount         Value
                                      ------         -----
Corporate Bonds (continued)

United States (continued)
Manufacturing (continued)
   Foamex L.P./Foamex Capital
   Corp.,
      9.875%, 06/15/2007 ........... $  100,000  $ 108,000
   Norsk Hydro ASA, 6.70%,
   01/15/2018 ......................    100,000     99,370
   Tekni-Plex Inc., 11.25%,
   04/01/2007 ......................    100,000    110,125
                                                 -----------
                                                   584,870

Media -- 3.55%
   Adelphia Communications Corp.
      10.50%, 07/15/2004 ...........    100,000    109,500
      9.875%, 03/01/2007 ...........    100,000    110,625
   American Media Operation Inc.,
      11.625%, 11/15/2004 ..........    250,000    256,250
   CSC Holdings Inc., 10.50%,
   05/15/2016 ......................    250,000    293,750
   Diamond Cable Communications
   Corp.,
     (Step-Up Bond), 11.75%,
     12/15/2005 (d) ................    150,000    123,374
   Hollinger International
   Publishing Inc.,
     9.25%, 03/15/2007 .............    250,000    262,500
   Lin Holdings Corp., (Step-Up
   Bond),
     10.00%, 03/01/2008 (d) ........    375,000    258,750
   Mail-Well Corp., (144a), 8.750%,
     12/15/2008 ....................    250,000    250,625
   Marcus Cable Company L.P.,
   (Step-Up
     Bond), 14.25%, 12/15/2005 (d) .    150,000    143,250
   SFX Broadcasting Inc., 10.75%,
     05/15/2006 ....................     99,000    109,890
                                                 -----------
                                                 1,918,514

Metals & Mining -- 0.74%
   Glencore Nickel Property Ltd.,
   9.00%,
     12/01/2014 ....................    175,000    140,000
   Renco Metals Inc., 11.50%,
   07/01/2003 ......................    250,000    260,000
                                                 -----------
                                                   400,000

Oil & Gas Producers -- 0.45%
   Occidental Petroleum Corp.,
   9.25%,
     08/01/2019 ....................    150,000    172,224
   TransAmerican Energy Corp.,
   11.50%,
     06/15/2002 (g) ................    250,000     72,500
                                                 -----------
                                                   244,724

Packaging & Containers -- 0.67%
   Plastic Containers Inc., 10.00%,
     12/15/2006 ....................    250,000    260,000
   Radnor Holdings Corp., 10.00%,
     12/01/2003 ....................    100,000    100,750
                                                 -----------
                                                   360,750

Real Estate -- 1.38%
   CB Richard Ellis Services Inc.,
   8.875%,
     06/01/2006 (c) ................    250,000    245,000
   Forest City Enterprises Inc.,
   8.50%,
     03/15/2008 ....................    325,000    325,000
   Vencor Operating Inc., 9.875%,
     05/01/2005 (g) ................    200,000    173,500
                                                 -----------
                                                   743,500

                     See notes to the financial statements.

                    SALOMON BROTHERS/JNL GLOBAL BOND SERIES

                                     Principal      Market
                                      Amount         Value
                                      ------         -----
Corporate Bonds (continued)

United States (continued)
Retail -- 1.36%
   Cole National Group Inc., 8.625%,
     08/15/2007 ....................  $ 250,000 $  245,000
   Jitney-Jungle Stores of America
   Inc.,
     12.00%, 03/01/2006 (c) ........    250,000    277,500
   Pueblo Xtra International, Inc.,
   9.50%,
     08/01/2003 ....................     60,000     57,600
   Staples Inc., 7.125%, 08/15/2007     150,000    152,151
                                                 -----------
                                                   732,251

Software -- 0.38%
   First Data Corp., 6.375%,
   12/15/2007 (c) ..................    200,000    207,226

Telecommunications -- 3.02%
   British Telecom Plc., 7.00%,
        05/23/2007 (c) .............    550,000    611,324
   Comcast Cellular Holdings Inc.,
   9.50%,
     05/01/2007 (c) ................    250,000    265,625
   GTE Corp., 6.94%, 04/15/2028 ....    100,000    108,605
   Intermedia Communication Inc.,
   8.60%,
     06/01/2008 ....................    125,000    119,375
   Nextel Communications, Inc.,
   (Step-Up
     Bond), 9.75%, 10/31/2007 (d)
     (g) ...........................    350,000    213,500
   NTL Inc., (Step-Up Bond), 11.50%,
     02/01/2006 (d) ................    225,000    189,000
   TeleWest Communications Plc,
   (Step-
     Up Bond), 11.00%, 10/01/2007
     (d) ...........................    150,000    124,875
                                                 -----------
                                                 1,632,304

Textiles -- 0.29%
   Collins & Aikman Floorcoverings,
      10.00%, 01/15/2007 ...........    150,000    155,250

Transportation -- 0.93%
   Coach USA Inc., 9.375%,
   07/01/2007(g) ...................    250,000    256,250
   Holt Group Inc., (144a), 9.75%,
     01/15/2006 ....................    200,000    138,000
   TFM SA, (Step-Up Bond), 11.75%,
     06/15/2009 (d) ................    200,000    107,750
                                                 -----------
                                                   502,000
                                                 -----------

    Total United States ............             17,886,866
                                                 -----------

     Total Corporate Bonds
       (cost $18,712,509) ..........             18,087,512
                                                 -----------

Government Securities -- 46.67%

Argentina -- 2.67%
   Republic of Argentina
     6.187%, 03/31/2005 (f) ARS.....    855,400    727,090
     9.750%, 09/19/2027 ARS.........    800,000    713,040
                                                 -----------

    Total Argentina ................             1,440,130


                                     Principal      Market
                                      Amount         Value
                                      ------         -----
Government Securities (continued)

Australia -- 0.05%
   New South Wales Treasury Corp.,
      7.375%, 02/21/2007 AUD........     40,000  $  27,502

Brazil -- 1.00%
   Federal Republic of Brazil,
   6.125%,
      04/15/2024 BRL................    500,000    290,000
   Republic of Brazil, 10.125%,
      05/15/2027 BRL................    375,000    249,375
                                                 -----------

    Total Brazil ...................               539,375

Bulgaria -- 1.24%
   National Republic of Bulgaria,
   6.687%,
      07/28/2011 (f) BGL............  1,000,000    670,000

Denmark -- 1.09%
   Kingdom of Denmark, 8.00%
    05/15/2003 DKK..................  3,220,000    586,949

Ecuador -- 1.01%
   Republic of Ecuador
      4.465%, 02/27/2015 (f) ECS....    565,830    227,747
      3.50%, 02/28/2025
           (Step-Up Bond) (e) ECS...    750,000    318,750
                                                 -----------

    Total Ecuador ..................               546,497

Finland -- 0.41%
   Republic of Finland, 6.00%,
   04/25/2008
           FIM .....................  1,000,000    225,829

Germany -- 0.97%
   Federal Republic of Germany
    4.125%, 07/04/2008 DEM..........    200,000    122,405
    4.75%, 07/04/2008 DEM...........    180,000    115,381
    6.50%, 07/04/2027 DEM...........    140,000    105,382
    5.625%, 01/04/2028 DEM..........    270,000    182,581
                                                 -----------

    Total Germany ..................               525,749

Greece -- 1.65%
   Republic of Greece
    11.00%, 02/25/2000 GRD.......... 43,500,000    150,683
    8.90%, 04/01/2003 GRD...........139,000,000    520,977
    8.70%, 04/08/2005 GRD........... 18,000,000     69,298
    8.60%, 03/26/2008 GRD........... 39,000,000    154,673
                                                 -----------

    Total Greece ...................               895,631

Italy -- 0.68%
   European Investment Bank, 7.45%,
      02/04/1999 ITL................600,000,000    364,919

Korea -- 0.37%
   Korea Development Bank, 9.60%,
     12/01/2000 (g) KRW.............    200,000    200,890

                     See notes to the financial statements.

                    SALOMON BROTHERS/JNL GLOBAL BOND SERIES

                                     Principal      Market
                                      Amount         Value
                                      ------         -----
Government Securities (continued)

Mexico -- 4.68%
   United Mexican States
        11.375%,  09/15/2016
        MXN.... .................... $  350,000 $  358,400
     11.50%, 05/15/2026 MXN.........  2,025,000  2,166,750
                                                 -----------

    Total Mexico ...................             2,525,150

Morocco -- 1.76%
   Morocco Loan Participation,
   6.812%,
     01/01/2009 (f) MAD.............    700,000    546,000
   Morocco Loan Participation,
   9.525%,
     01/01/2009 MAD.................    500,000    402,500
                                                 -----------

    Total Morocco ..................               948,500

Panama -- 0.97%
   Republic of Panama, 4.00%,
   (Step-Up
    Bond), 07/17/2014 (e) PAB.......    700,000    521,500

Peru -- 2.32%
   Republic of Peru, (Step-Up
   Bond),
    4.00%, 03/07/2017 (e) PEN.......  2,000,000  1,255,000

Russia -- 0.00%
   Russia Government International
   Bond,
      5.968%, 12/15/2015 (f) RUB....     12,628      1,326

Slovenia -- 0.42%
   Republic of Slovenia, 5.375%,
     05/27/2005 SIT.................    190,000    226,549

Sweden -- 0.75%
   Kingdom of Sweden
    11.00%, 01/21/1999 SEK..........  2,000,000    246,953
    6.50%, 05/05/2008 SEK...........  1,100,000    158,700
                                                 -----------

    Total Sweden ...................               405,653

United States -- 22.55%
U.S. Government Agency & Agency
    Issued Mortgage Backed
Securities --
    16.49%
   Federal Home Loan Mortgage
   Corp.,
     10.00%, 05/15/2020 ............  $  26,143     28,389
     11.565%, 06/15/2021 ...........      1,311     31,884
    6.50% , TBA (a) ................    300,000    302,154
   Federal National Mortgage
   Association
    13.00%, 11/01/2015 .............      7,461      8,741
    7.00%, 11/18/2015 (c) ..........  1,500,000  1,503,750
    10.40%, 04/25/2019 .............     43,894     48,366
    8.77%, 03/17/2020 - Interest
    Only ...........................    742,499     19,082
    6.50%, 02/01/2026 ..............    254,739    256,489
    8.15%, 02/25/2035 - Interest
    Only ...........................  2,409,282    189,129
    9.50%, 10/17/2036 - Interest
    Only ...........................  4,240,793    117,894
    6.00%, TBA (a) .................  4,750,000  4,687,633
    6.50%, TBA (a) .................  1,700,000  1,711,152
                                                 -----------
                                                 8,904,663

                                     Principal      Market
                                      Amount         Value
                                      ------         -----
Government Securities (continued)
U.S. Treasury Bonds -- 0.30%
      6.125%, 11/15/2027 ...........  $ 100,000 $  111,937
   U.S. Treasury Inflation Index
   Bond,
      3.625%, 04/15/2028 (g) .......     50,000     48,500
                                                 -----------
                                                   160,437

U.S. Treasury Notes -- 5.76%
    6.375%, 03/31/2001 (g) .........    100,000    103,656
    6.625%, 03/31/2002 (c) .........  1,000,000  1,057,030
    5.875%, 09/30/2002 (c) .........    800,000    831,496
    5.625%, 12/31/2002 (c) .........    250,000    258,320
    5.25%, 08/15/2003 (g) ..........    100,000    102,547
    5.50%, 02/15/2008 (g) ..........    500,000    529,845
    4.75%, 11/15/2008 (g) ..........    225,000    226,757
                                                 -----------
                                                 3,109,651
                                                 -----------

    Total United States ............             12,174,751

Venezuela -- 2.08%
   Republic of Venezuela
    6.125%, 03/31/2007 (f) VEB......    404,760    251,477
    6.625%, 12/18/2007 (f) VEB......  1,071,428    680,357
    13.625%, 08/15/2018 VEB.........    250,000    192,500
                                                 -----------

    Total Venezuela ................             1,124,334
                                                 -----------

     Total Government Securities
       (cost $24,818,092) ..........             25,206,234
                                                 -----------

Asset Backed Securities -- 7.09%
   Airplane Pass-through Trust,
   10.875%,
     03/15/2019 .................... $  125,000    140,876
   DLJ Commercial Mortgage Corp.
   - Interest Only
     8.24%, 06/10/2031 .............  4,475,450    211,152
     9.50%, 11/12/2031 (c) .........  4,500,000    254,520
   First Union Residential
   Securitization
      Transactions Inc., 7.00%,
   08/25/2028 ......................     99,125     92,806
   GE Capital Mortgage Services
   Inc.,
     6.75%, 10/25/2028 (c) .........    399,053    381,594
   Green Tree Financial Corp.,
   7.07%,
       09/15/2007 (c) ..............    580,784    592,940
   Mid-State Trust VI, 7.34%,
       07/1/2035 (c)................    823,078    847,253
   PNC Mortgage Securities Corp.
     6.734%, 07/25/2018 ............    198,662    184,011
     6.75%, 05/25/2028 .............    149,070    140,126
     6.838%, 05/25/2028 ............    223,573    213,029
     6.50%, 12/25/2028 .............    549,127    516,866
     6.25%, 12/26/2028 .............    274,776    256,915
                                                 -----------

     Total Asset Backed Securities
       (cost $3,747,931) ...........             3,832,088
                                                 -----------

                    See notes to the financials statements.

                     SALOMON BROTHERS/JNL GLOBAL BOND SERIES

                                                    Market
                                         Shares      Value
                                         ------      -----
Preferred Stocks -- 0.00%

Holding Companies -Diversified -
0.00%
   TCR Holdings C ..................        241  $      13
   TCR Holdings D ..................        636         34
   TCR Holdings E ..................      1,316         83
   TCR Holdings B ..................        439         26
                                                 -----------

     Total Preferred Stocks
       (cost $156) .................                   156
                                                 -----------


                                     Principal      Market
                                      Amount         Value
                                      ------         -----
Short Term Investments -- 12.74%

Money Market Fund -- 0.00%
   SSgA Money Market Fund, 4.85%
   (b) ............................. $      406 $       406

Repurchase Agreements -- 12.74%
   Repurchase Agreement with State
   Street
    Bank, 4.85% (Collateralized by
    $6,490,000 U.S. Treasury Note,
    6.25%,
    due 02/15/2003, market value,
    $7,017,313), acquired on
    12/31/1998,
    due 01/04/1999 .................  6,878,000  6,878,000
                                                ------------

     Total Short Term Investments
       (cost $6,878,406) ...........             6,878,406
                                                ------------

Total Investments -- 100%
   (cost $54,157,094) ..............           $54,004,396
                                               =============

--------------------------------------------------------------------------------
(a)  Investment purchased on a when-issued basis.
(b) Dividend yields change daily to reflect current market conditions. Rate is the quoted yield as of December 31, 1998.
(c) Security pledged as collateral for investment purchased on a when-issued basis.
(d) Denotes deferred interest security that receives no coupon payments until a predetermined date at which time the stated coupon rate becomes effective.
(e) Coupon payment periodically increases over the life of the security. Rate is in effect as of December 31, 1998.
(f) Coupon is indexed to six month Libor. Rate stated is in effect as of December 31, 1998.
(g)  All or a portion of this security has been loaned.

                     See notes to the financial statements.

[SALOMON BROTHERS ASSET MANAGEMENT LOGO]
                                     SALOMON BROTHERS/JNL HIGH YIELD BOND SERIES
                                     SALOMON BROTHERS ASSET MANAGEMENT INC
                                     PETER J. WILBY

OBJECTIVE:

Salomon Brothers/JNL High Yield Bond Series seeks to maximize current income. As a secondary objective, the Series seeks capital appreciation. The Series seeks to achieve its objectives by investing primarily in a diversified portfolio of high yield fixed-income securities that offer a yield above that generally available on debt securities in the four highest rating categories of the recognized rating services.

MONEY MANAGER COMMENTARY:

The Series returned 1.32% since its inception, versus 0.63% for the Salomon Smith Barney High Yield Market Index.

The U.S. high yield bond market experienced a volatile year in 1998, compared to recent years. Weakened global economies and financial markets negatively affected the high yield market for both fundamental reasons as well as technical market reasons. The market started out respectably but experienced a sharp downward correction of 6.8% (as reported by Salomon Smith Barney High Yield Index) in August as global assets, triggered by Russia's debt crisis, affected all markets globally.

The first seven months of the year in the high yield market returned 5.99% and were characterized by relative calm in both underlying credit quality and market conditions. Market default statistics were consistent with 1997 at historically low levels, characterizing reasonable credit quality for broad sectors of the market. Simultaneously, the market was starting to experience a significant weakening in operating results and credit quality from companies most vulnerable to the global economic slowdown emanating from the Asian economic crisis. Driven by global overcapacity and slackened demand, commodity prices worldwide were tumbling, severely affecting companies in the energy and oil services sectors, paper and forest products, steel and other metals and chemicals.

The first part of the year was also driven by strong technical market conditions in high yield. A large financing calendar -- 691 new issues for the year for a total of $138.9 billion -- was comfortably absorbed by the mutual fund inflows asset allocations to high yield by institutional investors and structured finance investments. Credit spreads, or the yield premium above U.S. treasury bonds which the high yield market pays, gradually widened as treasury markets rallied.

In August, extreme volatility hit the world's financial markets, including the U.S. high yield bond market. Precipitated by the inability of Russia to refinance its local treasury bills, a global "flight to quality" ensued, with investors in a panic exiting riskier asset classes and buying U.S. treasury bonds. The U.S. equity market, U.S. high yield, U.S. investment grade corporate and mortgage bonds, and most notably emerging market bonds, declined materially in price. This "flight to quality" was magnified by forced selling out on leveraged investment vehicles, commonly known as "hedge funds", which had to sell these investments to meet margin calls on borrowings.

By October, things had calmed down somewhat, and the U.S. high yield market returned 3.50% for the fourth quarter as sell pressure abated and credit spreads declined. After two very slow, almost dormant months for financing, better quality companies were able to re-enter the market for financing, although the previously restored commodity cyclical companies still faced difficulty.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
SALOMON BROTHERS/JNL HIGH YIELD BOND SERIES AND THE
SALOMON SMITH BARNEY HIGH YIELD MARKET INDEX

[GRAPHIC]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

03/02/98                        $10,000.00                         $10,000.00
03/31/98                        $10,050.00                         $10,107.96
04/30/98                        $10,080.00                         $10,163.00
05/31/98                        $10,110.00                         $10,190.16
06/30/98                        $10,140.00                         $10,212.74
07/31/98                        $10,190.00                         $10,294.59
08/31/98                         $9,760.00                          $9,604.50
09/30/98                         $9,830.00                          $9,723.05
10/31/98                         $9,690.00                          $9,589.33
11/30/98                        $10,160.00                         $10,070.56
12/31/98                        $10,132.37                         $10,063.26

TOTAL RETURN
FOR THE PERIOD FROM
MARCH 2, 1998* TO
DECEMBER 31, 1998 ... 1.32%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST.

PERFORMANCE NUMBERS ARE NET OF ALL SERIES OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

---------------

* Commencement of operations.

JNL Series Trust
Salomon Brothers/JNL High Yield Bond Series



Statement of Assets and Liabilities
December 31, 1998

Assets
Investments in securities, at cost ........ $   7,576,267
                                          ================

Investments in securities, at value ....... $   7,273,791
Interest receivable .......................       136,300
                                          ----------------
Total assets ..............................     7,410,091
                                          ----------------

Liabilities
Payables:
   Investment advisory fees ...............         4,939
   Fund shares redeemed ...................            95
Other liabilities .........................         6,943
                                          ----------------
Total liabilities .........................        21,977
                                          ================
Net assets ................................ $   7,388,114
                                          ================

Net assets consist of:
Paid-in capital ........................... $   7,702,539
Undistributed net investment income .......         1,298
Accumulated net realized loss
   on investments .........................       (13,247)
Net unrealized depreciation on
investments ...............................      (302,476)
                                          ================
Net assets ................................ $   7,388,114
                                          ================

Total shares outstanding (no par
value), unlimited shares authorized .......       770,330
                                          ================

Net asset value, offering and
redemption price per share................. $        9.59
                                          ================



Statement of Operations
For the Period Ended December 31, 1998*

Investment income
   Interest ............................... $     445,240
                                           ---------------

Expenses
   Investment advisory fees ...............        40,840
   Custodian fees .........................         9,221
   Portfolio accounting fees ..............        13,984
   Professional fees ......................         4,573
   Other ..................................         2,007
                                           ---------------
Total operating expenses ..................        70,625
Less:
   Reimbursement from Adviser .............       (22,127)
                                           ---------------
Net expenses ..............................        48,498
                                           ---------------
Net investment income .....................       396,742
                                           ---------------

Realized and unrealized losses
Net realized loss on investments ..........       (13,247)
Net change in unrealized depreciation
   on investments .........................      (302,476)
                                           ---------------
Net realized and unrealized losses ........      (315,723)
                                           ---------------

Net increase in net assets
   from operations ........................ $      81,019
                                           ===============

----------------------------------------------------------
*    For period beginning March 2, 1998 (commencement of operations).


                     See notes to the financial statements.

JNL Series Trust
Salomon Brothers/JNL High Yield Bond Series

Statement of Changes in Net Assets

                                              Period from
                                                March 2,
                                                1998* to
                                              December 31,
                                                  1998
                                             ----------------

Operations:
  Net investment income ................... $     396,742
  Net realized loss on investments ........       (13,247)
  Net change in unrealized depreciation
     on investments .......................      (302,476)
                                                ---------
Net increase in net assets from
operations ................................        81,019
                                                ---------

Distributions to shareholders:
  From net investment income ..............      (395,444)
  From net realized gains on
     investment transactions ..............             -
                                                ---------
Total distributions to shareholders .......      (395,444)
                                                ---------

Share transactions:
  Proceeds from the sale of shares ........     8,246,639
  Reinvestment of distributions ...........       395,444
  Cost of shares redeemed .................      (939,544)
                                                ---------
Net increase in net assets from share
   transactions ...........................     7,702,539
                                                ---------

Net increase in net assets ................     7,388,114

Net assets beginning of period ............             -
                                                ---------

Net assets end of period .................. $   7,388,114
                                                =========

Undistributed net investment income ....... $       1,298
                                                =========



Financial Highlights

                                               Period from
                                                March 2,
                                                1998* to
                                              December 31,
                                                  1998
                                             ----------------
Selected Per Share Data

Net asset value, beginning of period....... $       10.00
                                             ----------------
Income from operations:
  Net investment income ...................          0.54
  Net realized and unrealized losses on
     investments ..........................         (0.41)
                                             ----------------
Total income from operations ..............          0.13
                                             ----------------

Less distributions:
  From net investment income ..............         (0.54)
  From net realized gains on investment
     transactions .........................             -
                                             ----------------
Total distributions .......................         (0.54)
                                             ----------------
Net decrease ..............................         (0.41)
                                             ----------------

Net asset value, end of period ............ $        9.59
                                             ================

Total Return (a) ..........................          1.32%

Ratios and Supplemental Data:
  Net assets, end of period (in
  thousands) .............................. $       7,388
  Ratio of net operating expenses to
  average net assets (b) (c) ..............          0.95%
  Ratio of net investment income to
  average net assets (b) (c) ..............          7.80%
  Portfolio turnover ......................         37.45%

Ratio information assuming no expense
   reimbursement:
  Ratio of net operating expenses to
  average net assets (b) ..................          1.39%
  Ratio of net investment income to
  average net assets (b) ..................          7.36%

--------------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for the period ended December 31, 1998.
(b)  Annualized for the period ended December 31, 1998.
(c)  Computed after giving effect to the Adviser's expense reimbursement.


                     See notes to the financial statements.

                   SALOMON BROTHERS/JNL HIGH YIELD BOND SERIES

                             SCHEDULE OF INVESTMENTS
                                December 31, 1998


                                      Principal        Market
                                         Amount         Value
                                         ------         -----
Corporate Bonds -- 92.55%

Advertising -- 1.41%
   SITEL Corp., 9.25%, 03/15/2006 ......  $125,000  $ 102,500

Aerospace & Defense-- 3.17%
   BE Aerospace Inc., 8.00%,
   03/01/2008 ..........................  125,000     122,500
   Stellex Industries Inc., 9.50%,
    11/01/2007 .........................  125,000     107,813
                                                      230,313

Auto Manufacturers -- 1.75%
   Navistar International Corp.,
   8.00%,
    02/01/2008 .........................  125,000     127,188

Auto Parts & Equipment -- 1.21%
   Breed Technologies Inc., (144a),
    9.25%, 04/15/2008 ..................  100,000      88,000

Building Materials -- 1.62%
   International Utility Structures
   Inc.,
    10.75%, 02/01/2008 .................  125,000     117,500

Chemicals -- 3.14%
   Octel Developments Plc, (144a),
    10.00%, 05/01/2006 .................  125,000     130,934
   PCI Chemicals Canada Inc., 9.25%,
    10/15/2007 .........................  125,000      97,500
                                                      228,434

Commercial Services -- 5.20%
   Iron Mountain Inc., 8.75%,
   09/30/2009 ..........................  125,000     128,750
   KinderCare Learning Centers Inc.,
    9.50%, 02/15/2009 ..................  125,000     124,375
   Protection One Inc., (144a),
   8.125%,
    01/15/2009 .........................  125,000     125,000
                                                   ----------
                                                      378,125

Cosmetics & Personal Care -- 0.99%
   Revlon Worldwide Corp., Zero
   Coupon,
    03/15/2001 .........................  125,000      71,875

Diversified Financial Services --
4.57% ContiFinancial Corp.
    7.50%, 03/15/2002 ..................   50,000      35,954
    8.125%, 04/01/2008 .................   75,000      52,500
   DVI Inc., 9.875%, 02/01/2004 ........  125,000     120,000
   Polymer Group Inc., 9.00%,
    07/01/2007 .........................  125,000     123,750
                                                   ----------
                                                      332,204

Entertainment -- 3.48%
   Park Place Entertainment Corp.,
   (144a),
    7.875%, 12/15/2005 .................  125,000     125,000
   Sun International Hotels Ltd.,
   8.625%,
    12/15/2007 .........................  125,000     128,125
                                                   ----------
                                                      253,125



                                        Principal      Market
                                           Amount       Value
                                           ------       -----
Corporate Bonds (continued)

Environmental Control -- 1.74%
   Allied Waste North America,
   (144a),
    7.875%, 01/01/2009 ................. $125,000  $  126,719

Food -- 5.16%
   Ameriserve Food Distribution
   Inc.,
    10.125%, 07/15/2007 ................  125,000     111,875
   Jitney-Jungle Stores of America
   Inc.,
    12.00%, 03/01/2006 .................  125,000     138,750
   SC International Services Inc.,
   9.25%,
    09/01/2007 .........................  125,000     125,000
                                                   ----------
                                                      375,625

Health Care -- 6.66%
   Dade International Inc., 11.125%,
    05/01/2006 .........................  125,000     137,500
   Kinetic Concepts Inc., 9.625%,
    11/01/2007 .........................  125,000     119,688
   Prime Medical Services Inc.,
   8.75%,
    04/01/2008 .........................  125,000     117,500
   Universal Hospital Services
   Inc.,
    10.25%, 03/01/2008 .................  125,000     109,844
                                                   ----------
                                                      484,532


Holding Companies-Diversified --
1.62%
   High Voltage Engineering Corp.,
    10.50%, 08/15/2004 .................  125,000     118,125

Household Products -- 3.32%
   Ekco Group Inc., 9.25%,
   04/01/2006 ..........................  125,000     125,000
   Indesco International Inc.,
   9.75%,
    04/15/2008 .........................  125,000     116,563
                                                   ----------
                                                      241,563

Lodging -- 1.67%
   HMH Properties Inc., 7.875%,
    08/01/2008 .........................  125,000     121,719

Manufacturing -- 3.33%
   Axiohm Transaction Solutions,
   9.75%
    10/01/2007 .........................  125,000     118,125
   Furon Co., 8.125%, 03/01/2008 .......  125,000     123,750
                                                   ----------
                                                      241,875

Media -- 13.61%
   Adelphia Communications Corp.,
    9.50%, 02/15/2004 ..................  100,000     105,500
   Century Communications Corp.,
    8.375%, 12/15/2007 .................  125,000     133,750
   CSC Holdings Inc., 9.25%,
    11/01/2005 .........................  125,000     134,375
   Falcon Holding Group L.P.,
   8.375%,
    04/15/2010 .........................  125,000     125,625
   Hollinger International
   Publishing Inc.,
    9.25%, 03/15/2007 ..................  125,000     131,250

                     See notes to the financial statements.

                  SALOMON BROTHERS/JNL HIGH YIELD BOND SERIES

                                        Principal      Market
                                           Amount       Value
                                           ------       -----
Corporate Bonds (continued)

Media (continued)
   Mediacom LLC / Mediacom Capital
   Corp.,
    (144a), 8.50%, 04/15/2008 .......... $125,000 $   127,969
   United International Holdings
   Inc., (Step-Up Bond), 10.75%,
    02/15/2008(b) ......................  200,000     106,000
   World Color Press Inc., (144a),
   8.375%,
    11/15/2008 .........................  125,000     125,000
                                                   ----------
                                                      989,469

Metals & Mining -- 1.71%
   AEI Holding Co., (144a), 10.50%,
    12/15/2005 .........................  125,000     124,688

Oil & Gas Producers -- 2.88%
   Canadian Forest Oil Ltd., 8.75%,
    09/15/2007 .........................  100,000      94,000
   Clark Refining & Marketing Inc.,
    8.875%, 11/15/2007 .................  125,000     115,781
                                                   ----------
                                                      209,781

Packaging & Containers -- 5.28%
   Ball Corp., (144a), 7.75%,
   08/01/2006 ..........................  125,000     131,250
   Delta Beverage Group Inc.,
   9.75%,
    12/15/2003 .........................  125,000     130,312
   Packaged Ice Inc., 9.75%,
   02/01/2005 ..........................  125,000     122,813
                                                   ----------
                                                      384,375

Pharmaceuticals -- 1.69%
   NBTY Inc., 8.625%, 09/15/2007 .......  125,000     122,656

Real Estate -- 2.91%
   Forest City Enterprises Inc.,
   8.50%,
    03/15/2008 .........................  125,000     125,000
   Vencor Operating Inc., 9.875%,
    05/01/2005 .........................  100,000      86,750
                                                   ----------
                                                      211,750

Retail -- 3.47%
   Cole National Group Inc., 8.625%,
    08/15/2007 .........................  125,000
                                                      122,500
   Leslie's Poolmart Inc., 10.375%,
      07/15/2004 .......................  125,000     129,688
                                                   ----------
                                                      252,188




                                        Principal      Market
                                           Amount       Value
                                           ------       -----
Corporate Bonds (continued)

Telecommunications -- 6.79%
   Centennial Cellular Operating
   Co. LLC,
    (144a), 10.75%, 12/15/2008 ......... $125,000 $   125,938
   MetroNet Communications Corp.,
   (Step-
    Up Bond), 9.95%, 06/15/2008 (b) ....  200,000     120,000
   Nextel Communications, Inc.,
   (Step-Up
    Bond), 9.75%, 10/31/2007 (b) .......  200,000     122,000
   NTL Inc., (Step-Up Bond),
   11.50%,
    02/01/2006 (b) .....................  150,000     126,000
                                                   ----------
                                                      493,938

Tobacco -- 1.38%
   North Atlantic Trading Inc.,
   11.00%,
    06/15/2004 .........................  100,000     100,500

Transportation -- 2.79%
   Atlantic Express Transportation
   Corp.,
    10.75%, 02/01/2004 .................  100,000     101,500
   Enterprises Shipholding Corp.,
   8.875%,
    05/01/2008 .........................  125,000     101,761
                                                   ----------
                                                      203,261
                                                   ----------

     Total Corporate Bonds
       (cost $7,034,504) ...............            6,732,028
                                                   ----------

Short Term Investments -- 7.45%

Money Market Fund  -- 0.01%
   SSgA Money Market Fund, 4.85% (a) ...      763         763

Repurchase Agreement -- 7.44%
   Repurchase Agreement with State
   Street
    Bank, 4.85%, (Collateralized by
    $515,000 U.S. Treasury Note,
    6.25%,
    due 02/15/2003, market value
    $556,844), acquired on
    12/31/1998, due
    01/04/1999 .........................  541,000     541,000
                                                   ----------

     Total Short Term Investments
       (cost $541,763) .................              541,763
                                                   ----------

Total Investments -- 100%
   (cost $7,576,267) ...................           $7,273,791
                                                   ==========

--------------------------------------------------------------------------------
(a) Dividend yields change daily to reflect current market conditions. Rate is the quoted yield as of December 31, 1998.
(b) Denoted deferred interest security that receives no current coupon payments until a predetermined date at which time the stated coupon rate becomes effective.

                     See notes to the financial statements.

[SALOMON BROTHERS ASSET MANAGEMENT LOGO]
                                  SALOMON BROTHERS/JNL U.S. GOVERNMENT &
                                    QUALITY BOND SERIES
                                  SALOMON BROTHERS ASSET MANAGEMENT INC
                                  ROGER LAVAN

OBJECTIVE:

Salomon Brothers/JNL U.S. Government & Quality Bond Series seeks as its investment objective a high level of current income, by investing primarily in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities including collateralized mortgage obligations backed by such securities. The Series may also invest a portion of its assets in investment-grade bonds.

MONEY MANAGER COMMENTARY:

The Series returned 9.40% for 1998, placing it 1st out of 33 funds in its Lipper category. The Series outperformance resulted from its shift into longer duration bonds and a sizable allocation to Treasuries.

In January, we believed Asia's economic woes would slow economic growth in the U.S. and push inflation lower. This would enable interest rates, in particular long-term rates, to move modestly lower, pushing bond prices higher. To take advantage of our expectations for lower interest rates and a flatter yield curve, we moved the Series into a slightly long duration barbelled position while overweighting discount mortgage securities.

We held this position until mid-August when it became apparent that the global economy would slow down more than thought previously and the Federal Reserve would ease monetary policy. We strategically reduced the Series' barbell position by swapping long maturity Treasuries and mortgages into 5-year Treasuries. The 5-year area of the Treasury curve often performs best just prior to a Federal easing cycle and this time was no exception. To maintain duration, we sold mortgage securities trading above par and bought discount pass-throughs.

During the fourth quarter, it became apparent to investors that the global market crisis that began in mid-1997 had stabilized. A 75 basis point cut of the Federal funds rate by the Federal Reserve restored investor confidence and liquidity in the markets. The main strategy change in the Series was a reallocation to mortgage pass-throughs from Treasuries.

After seven years of uninterrupted growth, the U.S. economy faces a period of slowing expansion and threatened instability. Although key areas of economic activity remain buoyant, gradual slowing remains a likely scenario for 1999. The Federal Reserve will probably condition further easing on renewed intensification of financial stress of evidence that demand pressures are receding.

We expect interest rates to generally move lower in the first few months of the year, followed by a gradual rise through the end of 1999. With the expectation of further Federal Reserve easing, we look for the yield curve to steepen. As such, long-term bonds may stabilize in a range centered on 5% as long-term inflation expectations fall.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
SALOMON BROTHERS/JNL U.S. GOVERNMENT & QUALITY BOND SERIES
AND THE SALOMON BROTHERS TREASURY INDEX

[GRAPHIC]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

5/15                     $10,000                     $10,000
6/30                     $10,277                     $10,140
9/30                     $10,449                     $10,270
12/31/95                 $10,934                     $10,694
3/31                     $10,691                     $10,465
6/30                     $10,737                     $10,507
9/30                     $10,916                     $10,694
12/31/96                 $11,232                     $10,969
3/31                     $11,142                     $10,905
6/30                     $11,522                     $11,227
9/30                     $11,911                     $11,604
12/31/97                 $12,249                     $11,951
3/31                     $12,435                     $12,153
6/30                     $12,764                     $12,422
9/30                     $13,494                     $13,150
12/31/98                 $13,475                     $13,099

AVERAGE ANNUAL
TOTAL RETURN

1 year..................... 9.40%
Since inception * ......... 7.71%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST.

PERFORMANCE NUMBERS ARE NET OF ALL SERIES OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION CHARGES.

------------
* Inception date May 15, 1995.

JNL Series Trust
Salomon Brothers/JNL U.S. Government & Quality Bond Series

Statement of Assets and Liabilities
December 31, 1998

Assets
Investments in securities, at cost ........ $  77,504,553
                                          ================

Investments in securities, at value ....... $  78,837,893
Receivables:
   Interest ...............................       544,371
   Fund shares sold .......................       101,370
   Reimbursement from Adviser .............         1,909
Collateral for securities loaned ..........    13,948,893
                                          ----------------
Total assets ..............................    93,434,436
                                          ----------------

Liabilities
Payables:
   Investment advisory fees ...............        37,279
   Fund shares redeemed ...................         5,165
   Investment securities purchased ........    15,638,922
Return of collateral for securities
loaned ....................................    13,948,893
Other liabilities .........................        19,563
                                          ----------------
Total liabilities .........................    29,649,822
                                          ================
Net assets ................................ $  63,784,614
                                          ================

Net assets consist of:
Paid-in capital ........................... $  62,427,321
Undistributed net investment income .......             -
Accumulated net realized gain
   on investments .........................        23,953
Net unrealized appreciation on
investments ...............................     1,333,340
                                          ----------------
Net assets ................................ $  63,784,614
                                          ================

Total shares outstanding (no par
value), unlimited shares authorized .......     5,720,915
                                          ================

Net asset value, offering and
redemption price per share.................         11.15
                                          ================



Statement of Operations
For the Year Ended December 31, 1998

Investment income
   Interest ............................... $   2,718,271
                                           ---------------

Expenses
   Investment advisory fees ...............       287,473
   Custodian fees .........................        18,817
   Portfolio accounting fees ..............        24,044
   Professional fees ......................        13,481
   Other ..................................         9,323
                                           ---------------
Total operating expenses                          353,138
Less:
   Reimbursement from Adviser .............        (4,063)
                                           ---------------
Net operating expenses before
   interest expense .......................       349,075
   Interest expense .......................       178,388
                                           ---------------
Net expenses ..............................       527,463
                                           ---------------
Net investment income .....................     2,190,808
                                           ---------------

Realized and unrealized gains
Net realized gain on investments ..........       773,031
Net change in unrealized appreciation
   on investments .........................       644,456
                                           ---------------
Net realized and unrealized gains .........     1,417,487
                                           ---------------

Net increase in net assets
   from operations ........................ $   3,608,295
                                           ===============


                     See notes to the financial statements.

JNL Series Trust
Salomon Brothers/JNL U.S. Government & Quality Bond Series

Statements of Changes in Net Assets




                                                                                        Year ended December 31,
                                                                                    ----------------------------------
                                                                                         1998              1997
                                                                                    ----------------  ----------------

Operations:
  Net investment income ......................................................      $     2,190,808   $     1,013,295
  Net realized gain on investments ...........................................              773,031            13,329
  Net change in unrealized appreciation on investments .......................              644,456           639,103
                                                                                    ----------------  ----------------
                                                                                    ----------------  ----------------
Net increase in net assets from operations ...................................            3,608,295         1,665,727
                                                                                    ----------------  ----------------

Distributions to shareholders:
  From net investment income .................................................           (2,196,524)         (965,070)
  From net realized gains on investment transactions .........................             (771,611)          (43,260)
                                                                                    ----------------  ----------------
Total distributions to shareholders ..........................................           (2,968,135)       (1,008,330)
                                                                                    ----------------  ----------------

Share transactions:
  Proceeds from the sale of shares ...........................................           51,208,295        18,344,542
  Reinvestment of distributions ..............................................            2,968,135           986,266
  Cost of shares redeemed ....................................................          (16,420,509)       (4,431,412)
                                                                                    ----------------  ----------------
Net increase in net assets from share transactions ...........................           37,755,921        14,899,396
                                                                                    ----------------  ----------------

Net increase in net assets ...................................................           38,396,081        15,556,793

Net assets beginning of period ...............................................           25,388,533         9,831,740
                                                                                    ----------------  ----------------

Net assets end of period .....................................................      $    63,784,614   $    25,388,533
                                                                                    ================  ================

Undistributed net investment income ..........................................      $             -   $         5,716
                                                                                    ================  ================


                     See notes to the financial statements.

JNL Series Trust
Salomon Brothers/JNL U.S. Government & Quality Bond Series

Financial Highlights



                                                                                                        Period from     Period from
                                                                                                          April 1,        May 15,
                                                                           Year ended December 31,        1996 to        1995* to
                                                                        ------------------------------- December 31,     March 31,
                                                                             1998            1997           1996           1996
                                                                        --------------- ------------------------------ -------------
Selected Per Share Data

Net asset value, beginning of period ..............................     $      10.69    $      10.20    $     10.09    $      10.00
                                                                        --------------- --------------- -------------- -------------
Income from operations:
  Net investment income ...........................................             0.41            0.44           0.24            0.45
  Net realized and unrealized gains on investments ................             0.60            0.49           0.24            0.02
                                                                        --------------- --------------- -------------- -------------
Total income from operations ......................................             1.01            0.93           0.48            0.47
                                                                        --------------- --------------- -------------- -------------

Less distributions:
  From net investment income ......................................            (0.41)          (0.42)         (0.34)          (0.34)
  From net realized gains on investment transactions ..............            (0.14)          (0.02)         (0.03)          (0.04)
                                                                        --------------- --------------- -------------- -------------
Total distributions ...............................................            (0.55)          (0.44)         (0.37)          (0.38)
                                                                        --------------- --------------- -------------- -------------
Net increase ......................................................             0.46            0.49           0.11            0.09
                                                                        --------------- --------------- -------------- -------------

Net asset value, end of period ....................................     $      11.15    $      10.69    $     10.20           10.09
                                                                        =============== =============== ============== =============

Total Return (a) ..................................................             9.40%           9.16%          4.82%           4.65%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ........................     $     63,785    $     25,389   $      9,832    $      3,007
  Ratio of net operating expenses to average net assets (b) (c) ...             0.85%           0.85%          0.84%           0.84%
  Ratio of net expenses to average net assets (c) .................             1.28%           0.94%             -               -
  Ratio of net investment income to average net assets (b) (c) ....             5.33%           5.99%          5.72%           5.41%
  Portfolio turnover ..............................................           429.70%         378.59%        218.50%         253.37%

Ratio information assuming no expense reimbursement or
   fees paid indirectly:
   Ratio of net operating expenses to average net assets (b) ......             0.86%           0.96%          1.37%           2.53%
   Ratio of net investment income to average net assets (b) .......             5.32%           5.88%          5.19%           3.72%

------------------------------------------------------------------------------------------------------------------------------------

*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for the periods ended December 31, 1996 and March 31, 1996.
(b)  Annualized for the periods ended December 31, 1996, and March 31, 1996.
(c) Computed after giving effect to the Adviser's expense reimbursement and fees paid indirectly.

           SALOMON BROTHERS/JNL U.S. GOVERNMENT & QUALITY BOND SERIES

                             SCHEDULE OF INVESTMENTS
                                December 31, 1998


                                         Principal          Market
                                            Amount           Value
                                            ------           -----
Corporate Bonds -  0.90%

Banks - 0.17%
     US Bank NA, 5.70%, 12/15/2008 .    $  140,000         138,597

Oil & Gas Producers -  0.73%
   Occidental Petroleum Corp.,
   9.25%,
    08/01/2019 (c) .................
                                           500,000         574,080
                                                         -----------

     Total Corporate Bonds
      (cost $721,507) ..............                       712,677
                                                         -----------

U.S. Government Securities - 79.13%

U.S. Government Agencies - 48.02%
   Federal Home Loan Bank
    5.94%, 06/13/2000 (c) ..........       300,000         303,936
    5.80%, 09/02/2008 ..............     3,500,000       3,622,500
   Federal Home Loan Mortgage Corp.
    6.00%, 09/01/2010 (c) ..........         3,350           3,371
    11.75%, 01/01/2011 (c) .........         3,765           4,226
    7.00%, 07/01/2011 (c) ..........        96,834          98,892
    6.50%, 08/01/2013 ..............       474,293         481,256
    10.00%, 03/01/2016 .............     1,300,000       1,413,750
    8.25%, 04/01/2017 (c) ..........       287,326         301,031
    10.50%, 06/01/2020 (c) .........       675,962         748,905
    8.00%, 07/01/2020 (c) ..........       912,021         955,989
    6.247%, 03/17/2021 .............       760,000         784,700
    8.50%, 03/15/2024 (c) ..........     1,750,000       1,862,578
    6.00%, 11/01/2028 ..............     4,536,629       4,481,327
    6.00%, TBA (a) .................     4,000,000       3,951,240
   Federal National Mortgage
   Association
    14.50%, 11/01/2014 (c) .........         5,077           6,140
    12.50%, 09/01/2015 (c) .........        16,560          19,375
    13.00%, 11/01/2015 (c) .........        15,917          18,648
    12.00%, 01/01/2016 (c) .........       454,115         514,153
    12.00%, 01/01/2016 (c) .........        14,743          17,236
    12.50%, 01/15/2016 (c) .........       236,274         276,441
    11.50%, 04/01/2019 (c) .........         4,843           5,415
    10.50%, 08/01/2020 (c) .........        92,868         101,574
    6.50%, 03/01/2026 (c) ..........       334,626         336,925
    7.00%, 05/01/2026 (c) ..........       244,161         249,120
    9.00%, 08/01/2026 ..............       413,906         437,835
    6.975%, 12/28/2028 .............     1,735,170       1,752,522
    6.527%, 05/25/2030 (c) .........     2,100,000       2,178,750
    6.00%, TBA (a) .................     5,500,000       5,427,785
    6.50%, TBA (a) .................     4,100,000       4,126,896
    7.00%, TBA (a) .................     2,100,000       2,142,000
   Government National Mortgage
   Association
    13.50%, 07/15/2010 (c) .........       153,833         177,576
    8.50%, 01/15/2018 (c) ..........       200,487         214,032
   Student Loan Marketing
   Association,
    7.50%, 03/08/2000 (c) ..........       400,000         411,376



                                         Principal          Market
                                            Amount           Value
                                            ------           -----
U.S. Government Securities
(continued)

U.S. Government Agencies (continued)
   VENDEE Mortgage Trust, 7.25%,
     10/15/2010 (c) ................    $  436,400      $  436,670
                                                         -----------
                                                         37,864,170
U.S. Treasury Bonds - 7.26%
   U.S. Treasury Bonds
      6.625%, 02/15/2027 (c) .......     2,350,000       2,779,603
      6.375%, 08/15/2027 (d) .......     1,000,000       1,149,370
      5.25%, 11/15/2028 ............     1,750,000       1,791,563
                                                         -----------
                                                         5,720,536
U.S. Treasury Notes - 23.85%
   U.S. Treasury Notes
    6.50%, 05/31/2001 (c) ..........       100,000         104,172
    6.25%, 08/31/2002 (c) ..........       100,000         105,109
    5.375%, 06/30/2003 (d) .........     2,500,000       2,572,650
    6.625%, 05/15/2007 (d) .........     2,150,000       2,417,740
    6.125%, 08/15/2007 (d) .........       350,000         382,267
    5.50%, 02/15/2008 (c) ..........     1,000,000       1,059,690
    5.625%, 05/15/2008 (d) .........    10,450,000      11,150,464
    4.75%,11/15/2008 (d) ...........     1,000,000       1,007,810
                                                         -----------
                                                        18,799,902
                                                         -----------
     Total U.S. Government
     Securities
      (cost $61,042,438) ...........                    62,384,608
                                                         -----------

Short Term Investments - 19.97%

Food -  3.81%
   Safeway Inc., 6.00%,  01/06/1999      3,000,000       2,997,500

Money Market Fund - 0.00%
   SSgA Money Market Fund, 4.85%,
   (b) .............................           108             108

Repurchase Agreements - 16.16%
   Repurchase agreement with State
   Street Bank, 4.85%, (Collateralized
   by  $5,890,000 U.S. Treasury Note
   6.25%, due 02/15/2003, market
   value $6,368,563), acquired on
   12/31/1998, due 01/04/1999 ......     6,243,000       6,243,000
   Repurchase agreement with Swiss
   Bank, 4.75%, (Collateralized by
   $5,463,000 U.S. Treasury Note 7.25%,
   due 05/15/2016 market value
   $6,630,716), acquired on 12/31/1998,
   due 01/04/1999 ..................     6,500,000       6,500,000
                                                         -----------
                                                        12,743,000
                                                         -----------

     Total Short Term Investments
      (cost $15,740,608) ...........                     15,740,608
                                                         -----------

Total Investments -- 100%
   (cost $77,504,553) ..............                     $78,837,893
                                                         ===========


--------------------------------------------------------------------------------
(a)  Investment purchased on a when-issued basis.
(b) Dividend yields change daily to reflect current market conditions. Rate stated is the yield quoted as of December 31, 1998.
(c) Security pledged as collateral for investments purchased on a when-issued basis.
(d)  All or a portion of this security has been loaned.

                     See notes to the financial statements.

                                  T. ROWE PRICE/JNL ESTABLISHED GROWTH SERIES
                                  T. ROWE PRICE ASSOCIATES, INC.
[T. ROWE PRICE LOGO]              ROBERT W. SMITH

OBJECTIVE:

T. Rowe Price/JNL Established Growth Series seeks as its investment objective long-term growth of capital and increasing dividend income through investment primarily in common stocks of well-established growth companies.

MONEY MANAGER COMMENTARY:

The Series return of 27.78% outperformed the Lipper VA Growth Fund Average's return of 24.94%, but slightly trailed the S&P 500 Index's return of 28.58% for the year ended December 31, 1998. The narrowness of the S&P 500 Index continued as most of the performance came from the top 50 blue chip stocks. This was also true for the Series as the smaller companies in the portfolio continued to lag. International holdings also continued to underperform slightly.

Over the last six months many negative developments attempted to stand in the way of the bull market and the robust U.S. economy. Russia defaulted on its loans, causing panic in emerging markets and a looming credit crunch both here and abroad. Before much damage could be inflicted on the U.S. economy, the Federal Reserve Bank stepped in by lowering rates in the U.S. several times, and the IMF put a package together to stabilize Latin America. This calmed the market and restored consumer confidence. While the manufacturing sector slowed noticeably, other elements of the economy remained relatively strong. This calming effort, combined with the public's insatiable appetite for stocks, drove the market up sharply at year-end, surpassing highs reached in July.

Several of our large holdings did quite well. America Online, which was purchased early in the year, performed exceedingly well. Network Associates, EMC, Microsoft, MCI WorldCom, and Intel also added nicely to returns. In other sectors, the Series was helped by our large positions in Federal Home Loan
Mortgage Corp., Safeway, Home Depot, Philip Morris, and Danaher. On the international side, ACE Ltd., Wolters Kluwer, and Hutchison Whampoa were positive contributors.

Many of our financial stocks detracted from performance. Trading activities and poor foreign loans affected Citigroup, and general soft markets negatively affected our insurance holdings. As usual, a few earnings disappointments, like Parametric Technology and United HealthCare, also impacted returns. In most cases we held or added to these positions.

The U.S. stock market has continued to advance despite many efforts to slow it down. The Federal Reserve Bank continues to masterfully steer the economic ship, and U.S. companies continue to be world leaders and shareholder focused. On the negative side, valuations are extreme, industrial America is troubled, and consumers continue to spend and not save. In addition, economies around the world appear to remain volatile. While the market was rewarded with strong returns in 1998, earnings and cash flow at companies showed little growth.

Over time, stocks cannot continue to move upward at a faster rate than the underlying cash flow. This could produce lower stock market returns in the period ahead. We do, however, feel confident that the companies that make up your portfolio will continue to grow to their "true value" faster than the overall market.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
T. ROWE PRICE/JNL ESTABLISHED GROWTH SERIES AND THE S&P 500 INDEX

[GRAPHIC]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

5/15                                          $10,000          $10,000
6/30                                          $10,760          $10,356
9/30                                          $11,720          $11,179
12/31/95                                      $12,146          $11,851
3/31                                          $12,823          $12,487
6/30                                          $13,376          $13,046
9/30                                          $14,019          $13,448
12/31/96                                      $14,890          $14,568
3/31                                          $14,949          $14,958
6/30                                          $17,510          $17,567
9/30                                          $18,731          $18,882
12/31/97                                      $19,277          $19,424
3/31                                          $22,227          $22,134
6/30                                          $22,597          $22,863
9/30                                          $19,968          $20,593
12/31/98                                      $24,633          $24,975

AVERAGE ANNUAL
TOTAL RETURN

1 year .................. 27.78%
Since inception * ....... 28.14%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST.

PERFORMANCE NUMBERS ARE NET OF ALL SERIES OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION INSURANCE CHARGES.

------------
* Inception date May 15, 1995.

JNL Series Trust
T. Rowe Price/JNL Established Growth Series

Statement of Assets and Liabilities
December 31, 1998

Assets
Investments in securities, at cost ........ $ 172,883,313
                                          ================

Investments in securities, at value ....... $ 218,341,838
Foreign currency ..........................         9,014
Receivables:
   Dividends and interest .................       146,489
   Forward foreign currency
      exchange contracts ..................           374
   Foreign taxes recoverable ..............         7,943
   Fund shares sold .......................       194,991
   Investment securities sold .............       875,343
Collateral for securities loaned ..........    15,465,947
                                          ----------------
Total assets ..............................   235,041,939
                                          ----------------

Liabilities
Payables:
   Investment advisory fees ...............       145,219
   Fund shares redeemed ...................        69,799
   Investment securities purchased ........     2,721,724
Return of collateral for securities
loaned ....................................    15,465,947
Other liabilities .........................        40,021
                                          ----------------
Total liabilities .........................    18,442,710
                                          ================
Net assets ................................ $ 216,599,229
                                          ================

Net assets consist of:
Paid-in capital ........................... $ 166,906,385
Undistributed net investment loss .........        (7,235)
Accumulated net realized gain on
investments and foreign currency
   related items ..... ....................     4,241,358
Net unrealized appreciation on:
   Investments ............................    45,458,525
   Foreign currency related items .........           196
                                          ================
Net assets ................................ $ 216,599,229
                                          ================

Total shares outstanding (no par
value), unlimited shares authorized .......    11,364,852
                                          ================
Net asset value, offering and
redemption price per share ................ $       19.06
                                          ================




Statement of Operations
For the Year Ended December 31, 1998

Investment income
   Dividends .............................. $   1,766,201
   Interest ...............................       522,999
   Foreign tax withholding ................       (47,760)
                                          ----------------
Total investment income ...................     2,241,440
                                          ----------------

Expenses
   Investment advisory fees ...............     1,427,655
   Custodian fees .........................        54,991
   Portfolio accounting fees ..............        24,408
   Professional fees ......................        47,865
   Other ..................................        46,561
                                          ----------------
Total operating expenses ..................     1,601,480
Less:
   Reimbursement from Adviser .............             -
                                          ----------------
Net expenses ..............................     1,601,480
                                          ----------------
Net investment income .....................       639,960
                                          ----------------

Realized and unrealized gains (losses)
Net realized gain (loss) on:
   Investments ............................    12,647,433
   Foreign currency related items .........       (77,630)
Net change in unrealized appreciation on:
   Investments ............................    27,869,207
   Foreign currency related items .........           925
                                          ----------------
Net realized and unrealized gains .........    40,439,935
                                          ----------------

Net increase in net assets
   from operations ........................ $  41,079,895
                                          ================


                     See notes to the financial statements.

JNL Series Trust
T. Rowe Price/JNL Established Growth Series

Statements of Changes in Net Assets


                                                                                      Year ended December 31,
                                                                                  ----------------------------------
                                                                                       1998              1997
                                                                                  ----------------  ----------------

Operations:
  Net investment income ........................................................  $       639,960    $      334,356
  Net realized gain (loss) on:
    Investments ................................................................       12,647,433         5,371,177
    Foreign currency related items .............................................          (77,630)          (22,021)
  Net change in unrealized appreciation (depreciation) on:
    Investments ................................................................       27,869,207        13,594,661
    Foreign currency related items .............................................              925              (785)
                                                                                  ----------------  ----------------
Net increase in net assets from operations .....................................       41,079,895        19,277,388
                                                                                  ----------------  ----------------

Distributions to shareholders:
  From net investment income ...................................................         (627,111)         (250,893)
  From net realized gains on investment transactions ...........................       (9,129,666)       (4,612,029)
                                                                                  ----------------  ----------------
Total distributions to shareholders ............................................       (9,756,777)       (4,862,922)
                                                                                  ----------------  ----------------

Share transactions:
  Proceeds from the sale of shares .............................................       88,065,942        84,604,291
  Reinvestment of distributions ................................................        9,756,777         4,813,632
  Cost of shares redeemed ......................................................      (36,568,552)      (12,101,386)
                                                                                  ----------------  ----------------
Net increase in net assets from share transactions .............................       61,254,167        77,316,537
                                                                                  ----------------  ----------------

Net increase in net assets .....................................................       92,577,285        91,731,003

Net assets beginning of period .................................................      124,021,944        32,290,941
                                                                                  ----------------  ----------------

Net assets end of period .......................................................  $   216,599,229   $   124,021,944
                                                                                  ================  ================

Undistributed net investment income (loss) .....................................  $        (7,235)  $        57,546
                                                                                  ================  ================


                     See notes to the financial statements.

JNL Series Trust
T. Rowe Price/JNL Established Growth Series

Financial Highlights


                                                                                                     Period from     Period from
                                                                                                       April 1,        May 15,
                                                                       Year ended December 31,         1996 to         1995* to
                                                                    -------------------------------  December 31,     March 31,
                                                                         1998            1997            1996            1996
                                                                    ------------------------------- --------------- ---------------
Selected Per Share Data

Net asset value, beginning of period .............................. $      15.62     $     12.56     $     11.36     $     10.00
                                                                    ---------------- --------------- --------------- ---------------
Income from operations:
  Net investment income ...........................................         0.05            0.06            0.03            0.07
  Net realized and unrealized gains on investments and
    foreign currency related items ................................         4.29            3.64            1.81            2.68
                                                                    ---------------- --------------- --------------- ---------------
Total income from operations ......................................         4.34            3.70            1.84            2.75
                                                                    ---------------- --------------- --------------- ---------------

Less distributions:
  From net investment income ......................................        (0.06)          (0.03)          (0.04)          (0.06)
  From net realized gains on investment transactions ..............        (0.84)          (0.61)          (0.09)          (1.33)
  Return of capital ...............................................            -               -           (0.51)              -
                                                                    ---------------- --------------- --------------- ---------------
Total distributions ...............................................        (0.90)          (0.64)          (0.64)          (1.39)
                                                                    ---------------- --------------- --------------- ---------------
Net increase ......................................................         3.44            3.06            1.20            1.36
                                                                    ---------------- --------------- --------------- ---------------

Net asset value, end of period .................................... $       19.06    $      15.62    $      12.56    $      11.36
                                                                    ================ =============== =============== ===============

Total Return (a) ..................................................         27.78%          29.47%          16.12%          28.23%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ........................ $    216,599     $    124,022    $     32,291    $      8,772
  Ratio of net operating expenses to average net assets (b) (c) ...         0.95%            0.98%           1.00%           1.00%
  Ratio of net investment income to average net assets (b) (c) ....         0.38%            0.43%           0.59%           0.75%
  Portfolio turnover ..............................................        54.93%           47.06%          36.41%         101.13%


Ratio information assuming no expense reimbursement or
   fees paid indirectly:
  Ratio of net operating expenses to average net assets (b) .......         0.95%           0.98%           1.11%           2.09%
  Ratio of net investment income (loss) to average net assets (b) .         0.38%           0.43%           0.48%          (0.34)%

----------------------------------------------------------------------------------------------------------------------------------

*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for the periods ended December 31, 1996 and March 31, 1996.
(b)  Annualized for the periods ended December 31, 1996 and March 31, 1996.
(c) Computed after giving effect to the Adviser's expense reimbursement and fees paid indirectly.

                   T. ROWE PRICE/JNL ESTABLISHED GROWTH SERIES

                             SCHEDULE OF INVESTMENTS
                                December 31, 1998


                                                    Market
                                        Shares       Value
                                        ------       -----
Common Stocks - 94.26%

Canada - 1.01%
Insurance - 1.01%
   Fairfax Financial Holdings
   Ltd.(144a)(a) ...................     4,700 $ 1,660,451
   Fairfax Financial Holdings            1,600     536,997
   (144a) (a) ......................
                                                 -----------

     Total Canada ..................             2,197,448

Germany - 0.34%
Pharmaceuticals - 0.34%
   Gehe AG .........................    10,900     752,130

Hong Kong - 0.86%
Banks - 0.24%
   HSBC Holdings Plc ...............    21,000     529,906

Holding Companies - Diversified -
0.62%
   Hutchison Whampoa Ltd. ..........   191,100   1,344,281
                                                 -----------

     Total Hong Kong ...............             1,874,187

Italy - 0.54%
Telecommunications - 0.54%
   Telecom Italia SPA ..............   138,900   1,184,487

Mexico - 0.25%
Forest Products & Paper - 0.25%
   Kimberly-Clark de Mexico SA .....   172,300     549,579

Netherlands - 1.96%
Computers - 0.41%
   Getronics NV ....................    18,068     894,408

Food - 0.23%
   Koninklijke Ahold NV ............    13,800     509,778

Media - 1.32%
   Verenigde Nederlandse
      Utgeversbedrijven ............    42,100   1,586,565
   Wolters Kluwer NV ...............     6,100   1,304,615
                                                 -----------
                                                 2,891,180
                                                 -----------

     Total Netherlands .............             4,295,366

Switzerland - 1.27%
Banks - 0.28%
   UBS AG (a) ......................     2,000     614,399

Pharmaceuticals - 0.99%
   Novartis ........................       853   1,676,567
   Roche Holding AG ................        40     488,025
                                                 -----------
                                                 2,164,592
                                                 -----------

     Total Switzerland .............             2,778,991





                                                    Market
                                        Shares       Value
                                        ------       -----
Common Stocks (continued)

United Kingdom - 2.18%
Commercial Services - 0.54%
   Rentokil Initial Plc ............   155,800  $1,177,754

Holding Companies - Diversified -
1.14%
   Tomkins Plc .....................   521,900   2,479,870

Pharmaceuticals - 0.50%
   Zeneca Group Plc ................    25,200   1,097,764
                                                 -----------

     Total United Kingdom ..........             4,755,388

United States - 85.85%
Advertising - 0.94%
   Omnicom Group Inc. ..............    35,100   2,035,800

Aerospace & Defense - 1.16%
   AlliedSignal Inc. ...............    57,000   2,525,812

Banks - 5.66%
   Bank of New York Co. Inc. .......    57,800   2,326,450
   BankAmerica Corp. ...............    33,049   1,987,071
   First Union Corp. ...............    37,900   2,304,794
   Mellon Bank Corp. ...............    11,300     776,875
   Toronto-Dominion Bank ...........    16,200     571,050
   Wells Fargo Co. .................   109,900   4,389,131
                                                 -----------
                                                 12,355,371

Beverages - 1.48%
   Coca-Cola Co. ...................    14,200     949,625
   PepsiCo Inc. ....................    56,000   2,292,500
                                                 -----------
                                                 3,242,125

Biotechnology - 1.49%
   Biogen Inc. (a) .................    18,700   1,552,100
   Genentech Inc. (a) ..............    21,300   1,697,344
                                                 -----------
                                                 3,249,444

Building Materials - 0.78%
   Masco Corp. .....................    58,300   1,676,124

Commercial Services - 1.18%
   Cendant Corp. ...................    35,700     680,531
   Gartner Group Inc. (a) (c) ......    44,000     935,000
   McKesson Corp. (c) ..............    12,200     964,563
                                                 -----------
                                                 2,580,094

Computers - 3.56%
   Ascend Communications Inc. (a)
   (c) .............................    18,000   1,183,500
   Cisco Systems Inc. (a) ..........    24,100   2,236,780
   Dell Computer Corp (a) ..........    17,900   1,310,055
   EMC Corp. (c) ...................    20,700   1,759,500
   Hewlett-Packard Co. .............    18,800   1,284,275
                                                 -----------
                                                 7,774,110

                     See notes to the financial statements.

                   T. ROWE PRICE/JNL ESTABLISHED GROWTH SERIES

                                                    Market
                                        Shares       Value
                                        ------       -----
Common Stocks (continued)

United States (continued)
Cosmetics & Personal Care - 1.68%
   Gillette Co. ....................    16,600      $801,988
   Kimberly-Clark Corp. ............    35,600     1,940,200
   Procter & Gamble Co. ............    10,200       931,388
                                                 -------------
                                                   3,673,576

Diversified Financial Services -
7.03%
   Associates First Capital Corp. ..    39,400     1,669,575
   Citigroup Inc. ..................    65,650     3,249,675
   Federal Home Loan Mortgage Corp.    103,000     6,637,063
   Federal National Mortgage
   Association .....................    41,600     3,078,400
   Morgan Stanley Dean Witter & Co.     10,100       717,100
                                                 -------------
                                                  15,351,813

Electronics - 1.02%
   Maxim Integrated Products Inc.
   (a) (c) .........................    51,000     2,228,063

Entertainment - 0.37%
   Mirage Resorts Inc. (a) (c) .....    54,100       808,118

Environmental Control - 1.28%
   Waste Management Inc ............    60,000     2,797,500

Food - 2.07%
   Safeway Inc. (a) ................    53,400     3,254,063
   Sara Lee Corp. ..................    44,600     1,257,163
                                                 -------------
                                                   4,511,226

Healthcare - 2.59%
   Guidant Corp.....................     7,300       804,825
   HEALTHSOUTH Corp. (a) (c) .......    65,600     1,012,700
   Johnson & Johnson Co. ...........    20,200     1,694,275
   United HealthCare Corp. .........    49,700     2,140,206
                                                 -------------
                                                   5,652,006

Diversified Holding Companies -
1.19%
   Berkshire Hathaway Inc. (a) (c) .        37     2,590,000

Household Products - 0.27%
   Newell Co. (c) ..................     6,100       251,624
   Unilever NV-- NYS ...............     4,100       340,043
                                                 -------------
                                                     591,667

Insurance - 5.71%
   ACE Ltd. ........................    69,800     2,403,737
   Aetna Inc. ......................    14,600     1,147,925
   AMBAC Financial Group Inc. ......    18,100     1,089,394
   Exel Limited ....................    10,600       795,000
   Mutual Risk Management Ltd. (c) .    47,300     1,850,612
   PartnerRe Ltd. ..................    48,300     2,209,725
   Travelers Property Casualty
   Corp. ...........................    18,400       570,400
   UNUM Corp. ......................    41,300     2,410,888
                                                 -------------
                                                  12,477,681




                                                      Market
                                        Shares         Value
                                        ------         -----
Common Stocks (continued)

United States (continued)
Leisure Time - 0.78%
   Carnival Corp. ..................    19,600    $  940,800
   Hasbro Inc. .....................    21,100       762,238
                                                 -------------
                                                   1,703,038

Lodging - 0.57%
   Starwood Hotels & Resorts (a) ...    55,300     1,254,619

Manufacturing - 6.35%
   Corning Inc. ....................     3,800       171,000
   Danaher Corp. ...................    54,900     2,981,756
   General Electric Co. ............    52,100     5,317,456
   Teleflex Inc. ...................    31,800     1,450,874
   Tyco International Ltd. .........    52,262     3,942,515
                                                 -------------
                                                  13,863,601

Media - 4.72%
   CBS Corp. (a) ...................    67,000     2,194,250
   Clear Channel Communications
   Inc. ............................    19,900     1,084,550
   Cox Communications Inc. (a) (c) .    14,700     1,016,138
   Fox Entertainment Group (a) .....    67,300     1,695,119
   Infinity Broadcasting Corp. "A"
   (a) .............................    41,000     1,122,375
   Jacor Communications Inc. (a)
   (c) .............................     1,800       115,875
   Time Warner Inc. ................    16,800     1,042,650
   Tribune Co. .....................    22,100     1,458,600
   Walt Disney Co. .................    19,000       570,000
                                                 -------------
                                                  10,299,557

Oil & Gas Producers - 3.13%
   Chevron Corp. ...................    16,600     1,376,763
   Halliburton Co. .................    32,400       959,850
   Mobil Co. .......................    22,500     1,960,313
   Royal Dutch Petroleum Co. - NYS .    53,000     2,537,375
                                                 -------------
                                                   6,834,301

Pharmaceuticals - 7.57%
   American Home Products Corp. ....    25,400     1,430,338
   Bristol-Myers Squibb Co. ........    23,300     3,117,831
   Eli Lilly & Co. .................    27,100     2,408,513
   Merck & Co. Inc. ................    20,900     3,086,669
    Pfizer Inc. ....................    23,100     2,897,606
    Schering-Plough Corp. ..........    21,000     1,160,250
    Warner-Lambert Co. .............    32,400     2,436,075
                                                 -------------
                                                  16,537,282

Real Estate - 0.92%
   Crescent Real Estate Equities
   Co. .............................    40,300       926,900
   Security Capital U.S. Realty (a)    108,800     1,077,120
                                                 -------------
                                                   2,004,020

Retail - 5.03%
   CVS Corp. .......................    18,972     1,043,460
   Fred Meyer Inc. (a) .............    30,100     1,813,525
   Home Depot Inc. .................    34,900     2,135,444

                     See notes to the financial statements.

                  T. ROWE PRICE/JNL ESTABLISHED GROWTH SERIES

                                                      Market
                                        Shares         Value
                                        ------         -----
Common Stocks (continued)

United States (continued)
Retail (continued)
   McDonald's Corp. ................    11,900     $ 911,838
   Rite Aid Corp. (c) ..............    21,800     1,080,463
   Saks Incorporated (a) ...........    43,500     1,372,969
   TAG Heuer International SA - ADR
   (c) .............................    64,500       459,563
   Wal-Mart Stores Inc. ............    26,700     2,174,381
                                                 -------------
                                                  10,991,643

Semiconductors - 1.77%
   Intel Corp. .....................    23,300     2,762,506
   Texas Instruments Inc. ..........     9,600       821,400
   Xilinx Inc.(a) ..................     4,200       273,525
                                                 -------------
                                                   3,857,431

Software - 9.20%
   America Online Inc. (c) .........    10,200     1,476,450
   Automatic Data Processing .......    17,300     1,387,243
   BMC Software Inc. (a) ...........    52,000     2,317,250
   Computer Associates
   International Inc. ..............    17,800       758,725
   Compuware Corp (a) ..............    16,600     1,296,875
   HBO & Co. .......................    29,200       837,675
   Microsoft Corp (a) ..............    32,800     4,548,950
   Network Associates Inc. (a) (c) .    53,750     3,560,938
   Parametric Technology Corp (a) ..   106,100     1,737,388
   Platinum Technology Inc. (a) (c)     38,200       730,575
   Sterling Commerce Inc. (a) (c) ..    31,600     1,422,000
                                                 -------------
                                                  20,074,069

Telecommunications - 5.09%
   AirTouch Communications Inc. (a)     26,000     1,875,250
   GTE Corp. .......................    10,200       663,000
   MCI WorldCom Inc. (a) ...........    70,851     5,083,559
   Nokia Corp. - ADR ...............     6,000       722,625
   SBC Communications Inc. .........    24,800     1,329,900
   Telecomunicacoes Brasileiras SA
   (c) .............................    19,800     1,439,213
                                                 -------------
                                                  11,113,547

Tobacco - 1.26%
   Philip Morris Cos. Inc. .........    51,600     2,760,600
                                                 -------------

    Total United States ............             187,414,238
                                                 -------------

     Total Common Stocks
      (cost $160,343,289) ..........             205,801,814
                                                 -------------


                                     Principal        Market
                                        Amount         Value
                                        ------         -----

Short Term Investments - 5.74%

Banks - 1.46%
   Bayeriische Landesbank, 6.15%,
      01/04/1999 ...................$3,000,000 $   2,998,462
   Societe Generale, 5.73%,
   01/07/1999 ......................   200,000       199,996
                                                 -------------
                                                   3,198,458

Diversified Financial Services -
2.06%
    National Australia Funding,
   5.32%,  01/08/1999 .............. 3,000,000     2,996,897
   Repeat Offering Securitization,
   5.40%, 01/08/1999 ............... 1,500,000     1,498,425
                                                 -------------
                                                   4,495,322
Insurance - 0.61%
   Met Life Funding Inc., 5.25%,
      01/15/1999 ................... 1,330,000     1,327,285

Money Market Fund - 1.61%
   SSgA Money Market Fund, 4.85%
   (b) ............................. 3,518,959     3,518,959
                                                 -------------

     Total Short Term Investments
       (cost $12,540,024) ..........              12,540,024
                                                 -------------

Total Investments - 100%
   (cost $172,883,313) .............            $218,341,838
                                                ==============

--------------------------------------------------------------------------------
(a)  Non-income producing security.
(b) Dividend yields change daily to reflect current market conditions. Rate is the quoted yield as of December 31, 1998.
(c)  All or a portion of this security has been loaned.

                     See notes to the financial statements.

                                  T. ROWE PRICE/JNL INTERNATIONAL EQUITY
                                  INVESTMENT SERIES
                                  ROWE PRICE-FLEMING INTERNATIONAL, INC.
[T. ROWE PRICE LOGO]              ADVISORY COMMITTEE

OBJECTIVE:

T. Rowe Price/JNL International Equity Investment Series seeks as its investment objective long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.

MONEY MANAGER COMMENTARY:

For the year, the MSCI E.A.FE. benchmark was up 20.33%, helped by dollar weakness that contributed about one-third of the gain. Europe, up 29%, was the strongest international region in 1998, while Latin America, down 35%, was the weakest. Latin America suffered the savage sell-off that afflicted the Far East last year as "Asian contagion", exacerbated by the Russian default and devaluation, induced a loss of confidence in Brazil and the region. Japan managed a modest increase of 5% in U.S. dollar terms, but the rest of the Far East, excluding Australia, declined 5%. In 1998, the dollar fell 13% against the yen, 7% against major European currencies, and 1% against pound sterling.

For 1998, the 14.43% return of the Series underperformed the MSCI E.A.FE. Index. Country allocation relative to the benchmark was negative over the year. For the year, underweighting Japan, in particular, and Asia to a lesser extent, added value. However, these gains were offset largely by our position in Latin America, with smaller negatives from overweighting Norway and underweighting the buoyant Finnish and German markets. For the year, stock selection was positive, with holdings in the Netherlands, Belgium, France, and Japan particularly successful.

During the fourth quarter, we selectively reduced holdings in Europe, such as French retailer Pinault Printemps, which performed strongly and may be vulnerable to weaker demand. Deutsche Telekom was reduced; we bought new issue Swisscom and added to Spanish Telefonica, which offer better value and growth prospects. The European savings market is expanding rapidly so we added to insurers including Italian company INA. In Japan we bought mobile telecoms new issue, DoCoMo, spun off by its parent NTT. In Hong Kong we reduced Hong Kong Telecom and added China Telecom which operates in a less competitive, higher growth environment.

At the end of 1998, the Series was slightly underweighted in the UK and slightly overweighted in Continental Europe. Japan and the Pacific region also remained underweighted.

Looking forward, we see international economies growing more slowly. Our cautious stance in the Pacific and Japan will help shield the Series from the pain that those markets must go through before they can emerge as fundamentally healthy investment centers. The Series emphasis on businesses, which have the management, products, and sound finances to support sustainable growth, should prove appropriate as cyclical business face a tougher environment.

Corporate activity and restructuring in Europe are expected to continue as Economic and Monetary Union (EMU), deregulation, and a weaker economy coincide in the year ahead. The extent of corporate consolidation in Europe lags the U.S., and thus there is further scope for industry concentration. Our enthusiasm for Continental Europe remains high, as we continue to find businesses with sustainable growth prospects, managed to maximize returns, at reasonable valuations.

The Japanese government's long overdue action in the fourth quarter is encouraging. We remain underweighted, though, because at the stock level there are relatively few companies focused on shareholder value, willing to take the tough actions that may be required in the recessionary and deflationary environment of Japan at present.

In the rest of the Far East, the bottom of the crisis may be at hand, but we believe that valuations bear little relationship to the underlying merits of the stocks. We retain our belief that Latin America offers attractions and opportunity. The key remains avoiding a disorderly devaluation in Brazil. Our view is that this is possible, and the Series holdings will, in time, be able to achieve valuations closer to those of international sector peers.

Our outlook for currencies favors the new euro currency over the dollar and the yen, although we do not anticipate major moves in the year ahead.

Confidence has clearly returned to global stock markets after the difficult third quarter. Looking ahead, we believe that this renewed confidence, coupled with healthy if unspectacular economic growth in Europe and signs that we are at least closer to the bottom in Asia will lead to reasonable performance from international equity markets in 1999.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
T. ROWE PRICE/JNL INTERNATIONAL EQUITY INVESTMENT SERIES
AND THE MSCI E.A.FE. INDEX

[GRAPHIC]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE
ANNUAL
TOTAL
RETURN

1 year .................. 14.43%
Since inception *  ...... 10.43%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST.

PERFORMANCE NUMBERS ARE NET OF ALL SERIES OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

5/15                                    $10,000              $10,000
6/30                                     $9,950               $9,810
9/30                                    $10,430              $10,178
12/31/95                                $10,720              $10,548
3/31                                    $11,250              $10,811
6/30                                    $11,630              $10,940
9/30                                    $11,710              $10,882
12/31/96                                $12,211              $11,010
3/31                                    $12,191              $10,845
6/30                                    $13,626              $12,261
9/30                                    $13,565              $12,183
12/31/97                                $12,534              $11,236
3/31                                    $14,214              $12,843
6/30                                    $14,224              $12,933
9/30                                    $12,306              $11,051
12/31/98                                $14,343              $13,285

------------
* Inception date May 15, 1995.

JNL Series Trust
T. Rowe Price/JNL International Equity Investment Series

Statement of Assets and Liabilities
December 31, 1998

Assets
Investments in securities, at cost......... $  59,900,738
                                          ================

Investments in securities, at value........ $  70,434,559
Foreign currency...........................       336,255
Receivables:
   Dividends and interest..................        53,855
   Foreign taxes recoverable...............        77,296
   Fund shares sold........................       150,477
   Investment securities sold..............         3,364
Collateral for securities loaned ..........     3,996,200
                                          ----------------
Total assets...............................    75,052,006
                                          ----------------

Liabilities
Payables:
   Investment advisory fees................        65,197
   Fund shares redeemed....................        12,003
Return of collateral for securities
loaned ....................................     3,996,200
Other liabilities..........................        51,384
                                          ----------------
Total liabilities..........................     4,124,784
                                          ================
Net assets................................. $  70,927,222
                                          ================

Net assets consist of:
Paid-in capital............................ $  57,636,392
Undistributed net investment loss..........      (144,374)
Accumulated net realized gain on
   investments and foreign currency
   related items...........................     2,896,376
Net unrealized appreciation on:
   Investments.............................    10,533,821
   Foreign currency related items..........         5,007
                                          ----------------
Net assets................................. $  70,927,222
                                          ================

Total shares outstanding (no par
value), unlimited shares authorized........     5,209,423
                                          ================

Net asset value, offering and
redemption price per share................. $       13.62
                                          ================




Statement of Operations
For the Year Ended December 31, 1998

Investment income
   Dividends...............................$    1,803,775
   Interest................................       171,091
   Foreign tax withholding.................      (195,604)
                                           ---------------
Total investment income....................     1,779,262
                                           ---------------

Expenses
   Investment advisory fees................       908,522
   Custodian fees..........................        87,337
   Portfolio accounting fees...............        42,361
   Professional fees.......................        23,078
   Other...................................        19,036
                                           ---------------
Total operating expenses...................     1,080,334
Less:
   Reimbursement from Adviser..............       (45,594)
                                           ---------------
Net expenses...............................     1,034,740
                                           ---------------
Net investment income......................       744,522
                                           ---------------

Realized and unrealized gains
Net realized gain on:
   Investments.............................     3,947,435
   Foreign currency related items..........        83,284
Net change in unrealized appreciation on:
   Investments.............................     5,679,438
   Foreign currency related items..........         6,966
                                           ---------------
Net realized and unrealized gains..........     9,717,123
                                           ---------------

Net increase in net assets
   from operations......................... $  10,461,645
                                           ===============


                     See notes to the financial statements.

JNL Series Trust
T. Rowe Price/JNL International Equity Investment Series

Statements of Changes in Net Assets


                                                                                            Year ended December 31,
                                                                                        ----------------------------------
                                                                                             1998              1997
                                                                                        ----------------  ----------------

Operations:
  Net investment income ........................................................        $       744,522   $       502,649
  Net realized gain (loss) on:
    Investments ................................................................              3,947,435           513,591
    Foreign currency related items .............................................                 83,284           (43,913)
  Net change in unrealized appreciation (depreciation) on:
    Investments ................................................................              5,679,438          (279,483)
    Foreign currency related items .............................................                  6,966            (5,020)
                                                                                        ----------------  ----------------
Net increase in net assets from operations .....................................             10,461,645           687,824
                                                                                        ----------------  ----------------


Distributions to shareholders:
  From net investment income ...................................................             (1,015,335)         (531,066)
  From net realized gains on investment transactions ...........................                (83,404)       (1,459,893)
                                                                                        ----------------  ----------------
Total distributions to shareholders ............................................             (1,098,739)       (1,990,959)
                                                                                        ----------------  ----------------

Share transactions:
  Proceeds from the sale of shares .............................................             19,304,333        38,069,689
  Reinvestment of distributions ................................................              1,098,739         1,367,879
  Cost of shares redeemed ......................................................            (37,523,404)       (7,654,114)
                                                                                        ----------------  ----------------
Net increase (decrease) in net assets from share transactions ..................            (17,120,332)       31,783,454
                                                                                        ----------------  ----------------

Net increase (decrease) in net assets ..........................................             (7,757,426)       30,480,319

Net assets beginning of period .................................................             78,684,648        48,204,329
                                                                                        ----------------  ----------------

Net assets end of period .......................................................        $    70,927,222   $    78,684,648
                                                                                        ================  ================

Undistributed net investment loss ..............................................        $      (144,374)  $       (69,263)
                                                                                        ================  ================


                     See notes to the financial statements.

JNL Series Trust
T. Rowe Price/JNL International Equity Investment Series


Financial Highlights


                                                                                                      Period from     Period from
                                                                                                        April 1,        May 15,
                                                                        Year ended December 31,         1996 to         1995* to
                                                                     -------------------------------  December 31,     March 31,
                                                                          1998            1997            1996            1996
                                                                     ------------------------------- --------------- ---------------
Selected Per Share Data

Net asset value, beginning of period...............................  $     12.09     $     12.08     $     11.25     $     10.00
                                                                     --------------- --------------- --------------- ---------------
Income from operations:
  Net investment income ...........................................         0.16            0.09            0.06            0.04
  Net realized and unrealized gains on investments and
    foreign currency related items.................................         1.58            0.23            0.90            1.21
                                                                     --------------- --------------- --------------- ---------------
Total income from operations.......................................         1.74            0.32            0.96            1.25
                                                                     --------------- --------------- --------------- ---------------

Less distributions:
  From net investment income.......................................        (0.19)          (0.08)          (0.12)              -
  From net realized gains on investment transactions...............        (0.02)          (0.23)          (0.01)              -
                                                                     --------------- --------------- --------------- ---------------
  Total distributions..............................................        (0.21)          (0.31)          (0.13)              -
                                                                     --------------- --------------- --------------- ---------------
  Net increase.....................................................         1.53            0.01            0.83            1.25
                                                                     --------------- --------------- --------------- ---------------

Net asset value, end of period.....................................  $     13.62     $     12.09     $     12.08     $     11.25
                                                                     =============== =============== =============== ===============

Total Return (a)...................................................        14.43%           2.65%           8.54%          12.50%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands).........................  $    70,927     $    78,685     $    48,204     $    24,211
  Ratio of net operating expenses to average net assets (b) (c)....         1.23%           1.24%           1.25%           1.25%
  Ratio of net investment income to average net assets (b) (c).....         0.88%           0.74%           1.09%           0.78%
  Portfolio turnover...............................................        16.39%          18.81%           5.93%          16.45%


Ratio information assuming no expense reimbursement or
  fees paid indirectly:
  Ratio of net operating expenses to average net assets (b)........         1.28%           1.32%           1.29%           2.14%
  Ratio of net investment income to average net assets (b).........         0.83%           0.66%           1.05%         (0.11)%

------------------------------------------------------------------------------------------------------------------------------------

*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for the periods ended December 31, 1996 and March 31, 1996.
(b)  Annualized for the periods ended December 31, 1996 and March 31, 1996.
(c) Computed after giving effect to the Adviser's expense reimbursement and fees paid indirectly.

            T. ROWE PRICE/JNL INTERNATIONAL EQUITY INVESTMENT SERIES

                             SCHEDULE OF INVESTMENTS
                                December 31, 1998


                                                    Market
                                        Shares       Value
                                        ------       -----
Common Stocks - 94.43%

Australia - 2.04%
Banks - 0.46%
   Commonwealth Bank of Australia ..    12,173   $ 172,782
   National Australia Bank Ltd. ....         8         121
   Westpac Banking Corp. Ltd. ......    22,542     150,842
                                                 -----------
                                                   323,745

Commercial Services - 0.17%
   Brambles Industries Ltd. ........     5,000     121,791

Diversified Financial Services -
0.29%
   Colonial Ltd. ...................    31,500     108,095
   Lend Lease Corp. Ltd. ...........     7,028      94,746
                                                 -----------
                                                   202,841

Food - 0.09%
   Goodman Fielder Ltd. (a) (c) ....    61,000      61,677

Leisure Time - 0.16%
   Tabcorp Holdings Ltd. ...........    18,000     110,301

Media - 0.35%
   John Fairfax Holdings Ltd.(a) ...     7,000      14,370
   News Corp. Ltd. (a) .............    20,383     134,646
   Publishing & Broadcasting Ltd.
   (c) .............................    22,000      96,121
                                                 -----------
                                                   245,137

Oil & Gas Producers - 0.14%
   Australian Gas Light Co. Ltd. ...    13,900     100,117

Telecommunications - 0.38%
   Telstra Corp. Ltd. ..............    57,815     270,316
                                                 -----------

    Total Australia ................             1,435,925

Belgium - 2.02%
Banks - 1.14%
   Dexia Belgium (c) ...............       545      90,649
   KBC Bancassurance Holding .......     9,050     712,062
                                                 -----------
                                                   802,711

Insurance - 0.57%
   Fortis AG .......................     1,106     398,314

Pharmaceuticals - 0.20%
   UCB SA ..........................        23     141,047

Telecommunications - 0.11%
   Societe Europeenne des
   Satellites (a) ..................       500      76,656
                                                 -----------

    Total Belgium ..................             1,418,728

Canada - 0.23%
Banks - 0.09%
   Royal Bank of Canada ............     1,290      64,605



                                                    Market
                                        Shares       Value
                                        ------       -----
Common Stocks (continued)

Canada (continued)
Metals & Mining - 0.14%
   Alcan Aluminum Ltd. .............     3,490   $  94,756
                                                 -----------

    Total Canada ...................               159,361

Czech Republic - 0.03%
Telecommunications - 0.03%
   SPT Telecom AS (a) ..............     1,300      19,837

Denmark - 0.32%
Banks - 0.28%
   Den Danske Bank .................       930     124,939
   Unidanmark A/S ..................       810      73,182
                                                 -----------
                                                   198,121

Telecommunications - 0.04%
   Teledanmark A/S .................       200      26,994
                                                 -----------

    Total Denmark ..................               225,115

Finland - 0.72%
Telecommunications - 0.72%
   Nokia Oyj "A" ...................     4,170     507,040

France - 10.68%
Banks - 0.86%
   Credit Commercial de France (c) .     2,664     247,293
   Dexia France (a) ................       434      66,835
   Dexia France (a) ................       244      37,575
   Dexia France ....................       160      24,640
   Societe Generale ................     1,430     231,470
                                                 -----------
                                                   607,813

Building Materials - 0.64%
   Compagnie de Saint Gobain .......     1,810     255,427
   Lafarge SA ......................     1,095     103,997
   Lapeyre SA ......................     1,290      92,060
                                                 -----------
                                                   451,484

Commercial Services - 1.58%
   Vivendi .........................     4,280   1,109,998

Cosmetics & Personal Care - 0.27%
   L'OREAL .........................       262     189,319

Electrical Components & Equipment - 0.23%
   Legrand SA ......................       599     158,669

Engineering & Construction - 0.06%
   Groupe GTM (c) ..................       410      42,533

Entertainment - 0.15%
   Pathe SA (c) ....................       370     103,237

Food - 1.71%
   Carrefour Supermarche ...........       483     364,475
   Groupe Danone ...................       970     277,589


                     See notes to the financial statements.

            T. ROWE PRICE/JNL INTERNATIONAL EQUITY INVESTMENT SERIES

                                                    Market
                                        Shares       Value
                                        ------       -----
Common Stocks (continued)

France (continued)
Food (continued)
   Sodexho Alliance SA .............     2,520   $ 563,405
                                                 -----------
                                                 1,205,469

Hand & Machine Tools - 0.56%
   Schneider SA ....................     6,486     393,267

Insurance - 0.85%
   AXA (c) .........................     4,121     597,033

Media - 0.35%
   Societe Television Francaise ....     1,400     249,150

Oil & Gas Producers - 1.10%
   Elf Aquitaine SA ................     2,040     235,707
   Primagaz Cie ....................        65       6,162
   Total SA ........................     5,297     536,237
                                                 -----------
                                                   778,106

Pharmaceuticals - 0.72%
   Sanofi SA .......................     3,089     508,295

Retail - 0.96%
   Pinault-Printemps-Redoute .......     3,550     678,126

Semiconductors - 0.23%
   ST Microelectronics NV (a) ......     2,080     163,692

Telecommunications - 0.41%
   Alcatel Alsthom SA (c) ..........     2,360     288,721
                                                 -----------

    Total France ...................             7,524,912

Germany - 6.59%
Auto Manufacturers - 0.17%
   Volkswagen AG ...................     1,500     119,705

Banks - 1.72%
   Bayerische Vereninsbank AG ......     7,229     566,053
   Deutsche Bank AG ................     5,410     318,283
   Dresdner Bank AG (a) ............     7,810     328,033
                                                 -----------
                                                 1,212,369

Chemicals - 0.50%
   Bayer AG ........................     5,977     249,430
   Hoechst AG ......................     2,440     101,166
                                                 -----------
                                                   350,596

Health Care - 0.17%
   Rhoen-Klinikum AG ...............     1,230     122,144

Insurance - 0.58%
   Allianz AG ......................     1,120     410,608

Machinery - 0.79%
   Mannesmann AG ...................     4,860     556,978

                                                    Market
                                        Shares       Value
                                        ------       -----
Common Stocks (continued)

Germany (continued)
Manufacturing - 0.84%
   Buderus AG ......................        78   $  28,409
   Siemens AG ......................     2,234     144,099
   VEBA AG .........................     6,965     416,663
                                                 -----------
                                                   589,171

Pharmaceuticals - 0.79%
   Gehe AG .........................     8,044     555,058

Retail - 0.01%
   Hornbach Baumarkt AG ............       200       7,200

Software - 0.57%
   SAP AG (a) ......................       930     401,776

Telecommunications - 0.45%
   Deutsche Telekom AG .............     9,590     315,332
                                                 -----------

    Total Germany ..................             4,640,937

Hong Kong - 1.53%
Banks - 0.23%
   Hang Seng Bank Ltd. .............     7,000      62,568
   HSBC Holdings Plc ...............     4,000      99,644
                                                 -----------
                                                   162,212

Electric - 0.14%
   CLP Holdings Ltd. ...............    20,000      99,644

Holding Companies - Diversified -
0.57%
   Hutchison Whampoa Ltd. ..........    57,000     402,802

Real Estate - 0.36%
   Cheung Kong Holdings Ltd. .......     8,000      57,566
   Henderson Land Development Co.
   Ltd. ............................    26,000     134,571
   Sun Hung Kai Properties Ltd. ....     8,000      58,341
                                                 -----------
                                                   250,478

Telecommunications - 0.23%
   China Telecom Ltd. (a) ..........    40,000      69,183
   Hong Kong Telecom Ltd. ..........    51,600      90,245
                                                 -----------
                                                   159,428
                                                 -----------

   Total Hong Kong .................             1,074,564

Italy - 5.71%
Banks - 1.77%
   Banca Commerciale Italiana ......    14,000      96,525
   Banca di Roma (a) (c) ...........   132,000     223,533
   Istituto Bancario San Paolo IMI
   SpA .............................    27,211     480,547
   Unicredito Italiano SpA .........    75,833     449,233
                                                 -----------
                                                 1,249,838

Food - 0.04%
   La Rinascente SpA ...............     3,000      30,836

                     See notes to the financial statements.

            T. ROWE PRICE/JNL INTERNATIONAL EQUITY INVESTMENT SERIES

                                                    Market
                                        Shares       Value
                                        ------       -----
Common Stocks (continued)

Italy (continued)
Insurance - 1.17%
   Assicurazioni Generali ..........     7,600  $  317,155
   Istituto Nazionale delle
   Assicurazioni ...................    91,000     240,234
    Mediolanum SpA .................    35,540     263,307
                                                 -----------

                                                   820,696

Oil & Gas Producers - 0.70%
   ENI SpA .........................    67,263     439,348
   Italgas SpA .....................    10,000      54,099
                                                 -----------

                                                   493,447

Telecommunications - 2.03%
   Telecom Italia Mobile SpA (a) ...    82,601     609,472
   Telecome Italia SpA .............    95,877     817,603
                                                 -----------
                                                 1,427,075
                                                 -----------

   Total Italy .....................             4,021,892

Japan - 16.22%
Auto Manufacturers - 0.09%
   Honda Motor Co. Ltd. ............     2,000      65,635

Auto Parts & Equipment - 0.68%
   Denso Corp. .....................    26,000     480,672

Chemicals - 0.76%
   Sekisui Chemical Co. Ltd. .......    26,000     174,790
   Shin-Etsu Chemical Co. Ltd. (c) .    15,000     360,902
                                                 -----------
                                                   535,692

Computers - 0.89%
   Fujitsu Ltd. (c) ................     6,000      79,876
   TDK Corp. .......................     6,000     548,253
                                                 -----------
                                                   628,129

Cosmetics & Personal Care - 0.63%
   Kao Corp. .......................    14,000     315,789
   Shiseido Co. Ltd. ...............    10,000     128,439
                                                 -----------
                                                   444,228

Distribution & Wholesale - 0.41%
   Mitsubishi Corp. ................    21,000     120,743
   Sumitomo Corp. ..................    34,000     165,414
                                                 -----------
                                                   286,157

Diversified Financial Services -
0.37%
   Nomura Securities Co. Ltd. ......    30,000     261,389

Electrical Components & Equipment - 0.91%
   Hitachi Ltd. ....................    31,000     191,950
   Sumitomo Electric Industries ....    40,000     449,713
                                                 -----------
                                                   641,663

Electronics - 2.18%
   Advantest Corp. .................     1,310      82,969
   Alps Electric Co. Ltd. (c) ......     6,000     110,128

                                                    Market
                                        Shares       Value
                                        ------       -----
Common Stocks (continued)

Japan (continued)
Electronics (continued)
   Fanuc Ltd. ......................     3,500   $ 119,814
   Kyocera Corp. ...................     7,000     369,659
   Murata Manufacturing Co. Ltd.....     8,000     331,889
   NEC Corp. .......................    57,000     524,370
                                                 -----------
                                                 1,538,829

Forest Products & Paper - 0.11%
   Sumitomo Forestry Co. Ltd. ......    11,000      78,815

Hand & Machine Tools - 0.19%
   Makita Corp. ....................    12,000     133,640

Home Builders - 0.50%
   Daiwa House Industry Co. Ltd. ...    17,000     180,902
   Sekisui House Ltd. ..............    16,000     169,129
   Yurtec Corp. ....................       100         566
                                                 -----------
                                                   350,597

Home Furnishings - 1.52%
   Matsushita Electric Industrial
   Co. Ltd. ........................    28,000     495,108
   Pioneer Electronic Corp. ........     5,000      83,812
   Sony Corp. ......................     6,800     495,038
                                                 -----------
                                                 1,073,958

Household  Products - 0.02%
   Sangetsu Co. Ltd. ...............     1,000      14,949

Insurance - 0.14%
   Tokio Marine & Fire Insurance
   Co. Ltd. ........................     8,000      95,533

Iron & Steel - 0.04%
   Tokyo Steel Manufacturing Co.
   Ltd. ............................     6,000      30,040

Machinery - 0.44%
   Amada Co. Ltd. ..................    16,000      77,417
   Komatsu Ltd. ....................    16,000      83,927
   Komori Corp. ....................     7,000     147,368
                                                 -----------

                                                   308,712

Manufacturing - 0.48%
   Mitsubishi Heavy Industries Ltd.     86,000     334,719

Media - 0.28%
   Toppan Printing Co. Ltd. ........    16,000     195,312

Office & Business Equipment - 0.76%
   Canon Inc. ......................    25,000     534,056

Office Furnishings - 0.15%
   Kokuyo Co. Ltd. .................     8,000     107,634

Pharmaceuticals - 0.85%
   Daiichi Pharmaceutical Co. Ltd. .    11,000     185,750
   Sankyo Co. Ltd. .................    19,000     415,126
                                                 -----------
                                                   600,876


                     See notes to the financial statements.

              T. ROWE PRICE INTERNATIONAL EQUITY INVESTMENT SERIES

                                                    Market
                                        Shares       Value
                                        ------       -----
Common Stocks (continued)

Japan (continued)
Real Estate - 0.43%
   Mitsui Fudosan Co. Ltd. .........    40,000   $ 302,521

Retail - 1.63%
   Citizen Watch Co. Ltd. ..........     9,000      54,135
   Ito-Yokado Co. Ltd. .............     6,000     419,284
   Mauri Co. Ltd. ..................    19,000     365,546
   Seven-Eleven Japan Co. Ltd. .....     2,000     160,991
   Uny Co. Ltd. ....................     8,000     146,130
                                                 -----------
                                                 1,146,086

Semiconductors - 0.23%
   Tokyo Electron Ltd. .............     4,300     163,176

Telecommunications - 0.93%
   DDI Corp. .......................        36     133,746
   Nippon Telegraph & Telephone
   Corp. ...........................        35     269,969
   NTT Mobile Communication
     Network Inc. ..................         6     246,793
                                                 -----------
                                                   650,508

Textiles - 0.30%
   Kuraray Co. Ltd. ................    19,000     209,580

Transportation - 0.30%
   East Japan Railway Co. ..........        38     212,101
                                                 -----------

    Total Japan ....................             11,425,207

Mexico - 0.53%
Beverages - 0.10%
   Grupo Modelo SA "C" (c) .........    35,376      74,987

Building Materials - 0.05%
   Cemex SA ........................       388         836
   Cemex SA "B" (a) (c) ............    12,950      32,483
                                                 -----------
                                                    33,319
Food - 0.13%
   Gruma SA (a) ....................    18,058      45,569
   Grupo Industrial Maseca SA ......    54,800      44,252
                                                 -----------
                                                    89,821
Forest Products & Paper - 0.13%
   Kimberly-Clark de Mexico SA .....    28,211      89,984

Holding Companies - Diversified -
0.12%
   Fomento Economico Mexicano SA ...    31,260      85,194
                                                 -----------

    Total Mexico ...................               373,305

Netherlands - 10.46%
Banks - 1.96%
   ABN Amro Holding NV .............    15,000     315,378
   ING Groep NV ....................    17,500   1,066,562
                                                 -----------
                                                 1,381,940


                                                    Market
                                        Shares       Value
                                        ------       -----
Common Stocks (continued)

Netherlands (continued)
Chemicals - 0.12%
   Akzo Nobel ......................     1,832   $  83,375

Electronics - 0.47%
   Philips Electronics NV ..........     4,980     333,997

Food - 1.59%
   CSM NV ..........................     5,706     329,233
   Koninklijke Ahold NV ............    13,902     513,546
   Numico NV .......................     5,840     278,214
                                                 -----------
                                                 1,120,993
Household Products - 1.10%
   Unilever NV .....................     9,030     771,446

Insurance - 0.78%
   Fortis Amev NV ..................     6,605     547,047

Media - 3.04%
   Elsevier NV .....................    35,629     498,772
   Wolters Kluwer NV ...............     7,671   1,640,607
                                                 -----------
                                                 2,139,379

Oil & Gas Producers - 0.82%
   Royal Dutch Petroleum Co. .......    11,560     575,323

Semiconductors - 0.34%
   ASM Lithography Holding NV (a)
   (c) .............................     7,930     242,286

Telecommunications - 0.15%
   Royal KPN NV ....................     2,147     107,424

Transportation - 0.09%
   TNT Post Group NV ...............     2,047      65,920
                                                 -----------

    Total Netherlands ..............             7,369,130

New Zealand - 0.22%
Telecommunications - 0.22%
   Telecom Corp. of New Zealand
   Ltd. ............................    26,000     112,870
   Telecom Corp. of New Zealand
   Ltd. ............................    18,000      41,485
                                                 -----------

    Total New Zealand ..............               154,355

Norway - 1.10%
Food - 0.57%
   Orkla ASA .......................    27,090     404,648

Manufacturing - 0.50%
   Norsk Hydro ASA .................    10,400     351,754

Oil & Gas Producers - 0.02%
   Saga Petroleum A/S ..............     1,190      10,884

Transportation - 0.01%
   Bergesen d.y. ASA ...............       650       7,784
                                                 -----------

    Total Norway ...................               775,070

                     See notes to the financial statements.

            T. ROWE PRICE/JNL INTERNATIONAL EQUITY INVESTMENT SERIES

                                                    Market
                                        Shares       Value
                                        ------       -----
Common Stocks (continued)

Portugal - 0.55%
Retail - 0.55%
   Jeronimo Martins SA .............     7,096   $ 388,365

Singapore - 0.11%
Publishing - 0.11%
    Singapore Press Holdings Ltd. ..     7,336      79,980

South Korea - 0.17%
Electronics - 0.17%
   Samsung Electronics .............     1,930     129,468

Spain - 2.97%
Banks - 0.94%
   Banco Bilbao Vizcaya ............     8,440     132,135
   Banco Santander .................    17,380     344,861
   Corporacion Bancaria de Espana
   SA ..............................     7,100     183,595
                                                 -----------
                                                   660,591

Electric - 0.70%
   Endesa SA (c) ...................    10,528     278,534
   Iberdrola SA ....................    11,538     215,546
                                                 -----------
                                                   494,080

Oil & Gas Producers - 0.54%
   Gas Natural SDG SA ..............     2,082     226,336
   Repsol SA (c) ...................     2,852     151,911
                                                 -----------
                                                   378,247

Telecommunications - 0.79%
   Telefonica SA ...................    12,540     556,765
                                                 -----------

    Total Spain ....................             2,089,683

Sweden - 3.45%
Banks - 0.54%
   Nordbanken Holding AB ...........    59,431     380,368

Engineering & Construction - 0.21%
   ABB AB (a) ......................    13,880     147,772

Hand & Machine Tools - 0.22%
   Sandvik AB "A" ..................     2,090      36,270
   Sandvik AB "B" ..................     6,830     117,689
                                                 -----------
                                                   153,959

Home Furnishings - 0.48%
   Electrolux AB "B" ...............    19,790     339,787

Household Products - 0.05%
   Esselte AB ......................     2,310      37,814

Machinery - 0.23%
   Atlas Copco AB ..................     7,400     160,299




                                                    Market
                                        Shares       Value
                                        ------       -----
Common Stocks (continued)

Sweden (continued)
Metals & Mining - 0.04%
    Granges AB .....................     1,990   $  28,656

Pharmaceuticals - 0.89%
   Astra AB "B" ....................    30,713     623,726

Retail - 0.79%
   Hennes & Mauritz AB "B" .........     6,810     554,872
                                                 -----------

    Total Sweden ...................             2,427,253

Switzerland - 6.81%
Banks - 1.39%
   Credit Suisse Group (a) .........     1,880     294,242
   UBS AG (a) ......................     2,230     685,055
                                                 -----------
                                                   979,297

Commercial Services - 0.60%
   Adecco SA .......................       923     421,286

Engineering & Construction - 0.38%
   ABB AG ..........................       227     266,048

Food - 1.82%
   Nestle SA .......................       590   1,284,196

Pharmaceuticals - 2.44%
   Novartis ........................       503     988,644
   Roche Holding AG ................        60     732,038
                                                 -----------
                                                 1,720,682

Telecommunications - 0.18%
     Swisscom AG (a) ...............       298     124,736
                                                 -----------

    Total Switzerland ..............             4,796,245

United Kingdom - 18.64%
Aerospace & Defense - 0.12%
   Rolls-Royce Plc .................    21,000      87,224

Auto Parts & Equipment - 0.13%
   GKN Plc .........................     7,000      93,039

Banks - 3.08%
   Abbey National Plc ..............    20,000     425,652
   National Westminster Bank Plc ...    90,000   1,741,984
                                                 -----------
                                                 2,167,636

Beverages - 1.36%
   Diageo Plc (a) ..................    86,368     957,811

Building Materials - 0.14%
   Caradon Plc .....................    55,800      95,488
   Heywood Williams Group Plc ......     3,000      10,716
                                                 -----------
                                                   106,204

                     See notes to the financial statements.

            T. ROWE PRICE/JNL INTERNATIONAL EQUITY INVESTMENT SERIES

                                                    Market
                                        Shares       Value
                                        ------       -----
Common Stocks (continued)

United Kingdom (continued)
Commercial Services - 0.12%
   Rank Group Plc ..................    21,000  $   80,267

Electronics - 0.16%
   Electrocomponents Plc ...........    17,000     112,128

Engineering & Construction - 0.04%
   John Laing Plc ..................     7,000      29,075

Entertainment - 0.21%
   Ladbroke Group Plc ..............    37,000     148,762

Food - 2.35%
   Asda Group Plc ..................    78,000     209,287
   Cadbury Schweppes Plc ...........    31,000     530,487
   Compass Group Plc ...............    31,000     353,830
   Safeway Plc .....................    46,000     230,802
   Tesco Plc (a) ...................   114,000     331,450
                                                 -----------
                                                 1,655,856

Forest Products & Paper - 0.06%
   David S. Smith Holding Plc ......    25,000      44,027

Holding Companies - Diversified -
0.67%
   Tomkins Plc .....................    99,000     470,410

Household Products - 0.27%
   Unilever Plc ....................    17,000     191,211

Media - 1.33%
   Reed International Plc ..........    80,000     635,321
   United News & Media Plc .........    35,000     304,120
                                                 -----------
                                                   939,441

Metals & Mining - 0.40%
   Rio Tinto Plc (a) ...............    24,000     279,116

Oil & Gas Producers - 2.08%
   BG Plc ..........................    23,352     150,145
   BP Amoco Plc ....................    20,000     297,724
   Centrica Plc (a) ................    14,000      28,726
   Shell Transport & Trading Co.
   Plc .............................   160,500     986,626
                                                 -----------
                                                 1,463,221

Pharmaceuticals - 3.82%
   Glaxo Wellcome Plc ..............    34,000   1,170,427
   SmithKline Beecham Plc ..........   109,400   1,516,205
                                                 -----------
                                                 2,686,632

Retail - 1.48%
   Kingfisher Plc ..................    96,000   1,039,907

Telecommunications - 0.82%
   Cable & Wireless Plc (a) ........    47,000     574,713
                                                 -----------

    Total United Kingdom ...........             13,126,680

                                                    Market
                                        Shares       Value
                                        ------       -----
Common Stocks (continued)

United States - 3.33%
Apparel - 0.16%
   Gucci Group NV - NYS ............     2,291   $ 111,400

Banks - 0.18%
   Banco de Galicia Y Buenos Aires -
     ADR (c) .......................     2,327      41,013
   Banco Frances SA - ADR (c) ......     2,147      44,550
   Uniao de Bancos Brasileiros Sa -
   GDR .............................     3,055      44,107
                                                 -----------
                                                   129,670

Beverages - 0.19%
   Compania Cervecerias Unidas SA -
      ADR (c) ......................     1,385      26,661
   Panamerican Beverages Inc. (c) ..     4,840     105,573
                                                 -----------
                                                   132,234

Building Materials - 0.13%
   Cemex SA - ADR (c) ..............    20,410      89,155

Electric - 0.31%
   Chilectra SA - ADR ..............     2,330      51,599
   Companhia Energetica de Minas
      Gerais - ADR (c) .............     2,175      41,405
   Huaneng Power International Inc.
   - ADR (a) (c) ...................     8,400     121,800
                                                 -----------
                                                   214,804

Food - 0.09%
   Companhia Brasileira de
   Distribuicao
      Grupo Pao de Acucar - ADR (c)      2,305      35,728
   Gruma SA - ADR (a)(c) ...........     3,106      30,478
                                                 -----------
                                                    66,206

Home Furnishings - 0.06%
   Industrie Natuzzi SpA - ADR .....     1,810      45,024

Media - 0.14%
   Grupo Televisa SA - GDR (c) .....     2,831      69,890
   TV Azteca SA - ADR ..............     4,600      30,763
                                                 -----------
                                                   100,653

Oil & Gas Producers - 0.40%
   Gazprom - ADR ...................     3,490      29,595
   Lukoil Holding - ADR (c) ........       520       8,061
   YPF SA - ADR (c) ................     8,728     243,839
                                                 -----------
                                                   281,495

Software - 0.12%
   CBT Group Plc (a) ...............     5,727      85,189

Telecommunications - 1.55%
   Mahanagar Telephone Nigam Ltd.-
   GDR .............................     8,000      96,000
   Telecomunicacoes Brasileiras SA
   (c) .............................     7,751     563,401

                     See notes to the financial statements.

            T. ROWE PRICE/JNL INTERNATIONAL EQUITY INVESTMENT SERIES

                                                    Market
                                        Shares       Value
                                        ------       -----
Common Stocks (continued)

United States (continued)
Telecommunications (continued)
   Telefonica de Argentina SA - ADR
   (c) .............................     3,990   $ 111,471
   Telefonos de Mexico SA - ADR (c)      6,615     322,068
                                                 -----------
                                                 1,092,940
                                                 -----------

    Total United States ............             2,348,770
                                                 -----------

     Total Common Stocks
       (cost $55,754,007) ..........             66,511,822
                                                 -----------

Preferred Stocks - 1.41%

Australia - 0.23%
Leisure Time - 0.08%
   Star City Holdings Ltd. .........    63,200      55,884

Media - 0.15%
   News Corp. Ltd. .................    17,613     107,174
                                                 -----------

    Total Australia ................               163,058

Brazil - 0.62%
Banks - 0.17%
   Banco Bradesco SA ............... 9,543,953      52,921
   Banco Itau SA ...................   124,000      60,547
                                                 -----------
                                                   113,468

Building Materials - 0.01%
   Companhia Cimento Portland Itau
   SA ..............................    73,000       8,307

Electric - 0.07%
   Companhia Energetic de Minas
   Gerais .......................... 2,705,633      51,502

Oil & Gas Producers - 0.18%
   Petroleo Brasileiro SA .......... 1,144,094     129,720

Telecommunications - 0.19%
   Telecomunicacoes de Sao Paulo SA    720,189      98,167
   Telesp Celular SA ...............   852,141      37,448
                                                 -----------
                                                   135,615
                                                 -----------

    Total Brazil ...................               438,612

Germany - 0.56%
Pharmaceuticals - 0.12%
   Fresenius AG ....................       400      84,243


                                                    Market
                                        Shares       Value
                                        ------       -----
Preferred Stock (continued)

Germany (continued)
Retail - 0.10%
   Fielmann AG .....................       336   $ 16,129
   Hornbach Holding AG .............       940      55,838
                                                 -----------
                                                    71,967

Software - 0.34%
   SAP AG - Vorzug .................       489     233,321
                                                 -----------

    Total Germany ..................               389,531
                                                 -----------

     Total Preferred Stocks
       (cost $1,216,247) ...........               991,201
                                                 -----------

Rights - 0.01%

Brazil - 0.00%
Banks - 0.00%
Banco Bradesco SA ..................   395,588         229

Spain - 0.01%
Telecommunications - 0.01%
   Telefonica SA ...................    12,540      11,118
                                                 -----------

     Total Rights
       (cost $7,933) ...............                11,347
                                                 -----------

Warrants - 0.12%

Germany - 0.12%
Banks - 0.12%
   Dresdner Bank AG ................     4,783      81,793
                                                 -----------

     Total Warrants
       (cost $84,155) ..............                81,793
                                                 -----------

                                    Principal
                                      Amount
                                    ------------
Short Term Investments - 4.03%

Money Market Fund - 4.03%
   SSgA Money Market Fund, 4.85%(b) $2,838,396   2,838,396
                                                 -----------

     Total Short Term Investments
       (cost $2,838,396) ...........             2,838,396
                                                 -----------

Total Investments - 100%
   (cost $59,900,738) ..............             $70,434,559
                                                 ===========


--------------------------------------------------------------------------------
(a)  Non-income producing security.
(b) Dividend yields change daily to reflect current market conditions. Rate stated is the quoted yield as of December 31, 1998.
(c)  All or a portion of this security has been loaned.

                     See notes to the financial statements.

                                  T. ROWE PRICE/JNL MID-CAP GROWTH SERIES
                                  T. ROWE PRICE ASSOCIATES, INC.
[T. ROWE PRICE LOGO]              INVESTMENT ADVISORY COMMITTEE

OBJECTIVE:

T. Rowe Price/JNL Mid-Cap Growth Series seeks as its investment objective long-term growth of capital by investing primarily in the common stock of companies with medium-sized market capitalizations ("mid-cap") and the potential for above average growth.

MONEY MANAGER COMMENTARY:

Despite increased market volatility during the year, investors enjoyed strong gains again in 1998 as the S&P 500 soared 28.58%, its fourth consecutive year of returns in excess of 20%. Although mid-cap stocks still lagged their large-cap peers, the S&P Mid-Cap 400 Index rebounded after a decline of 30% from its high in April to finish the year with a 19.11% gain. In June, we warned that the historically high valuations of U.S. stocks could increase the volatility and risk in the market. Indeed, increasing instability in emerging markets, political turmoil in major markets such as the U.S., Japan, and Germany, and indications of ebbing U.S. economic growth generated sharp declines in all sectors of the market and contributed to a brief credit crunch. However, three interest rate cuts by the Federal Reserve within a two-month period this fall seem to have allayed investor fears, and revived the aging bull market.

The Series outperformed two passive benchmarks, the S&P MidCap 400 Index and the Russell Midcap Growth Index, for the year, though it lagged slightly in the last quarter. The Series easily beat the Lipper Mid Cap Fund Index for both periods. Throughout the year, the Internet sector waylaid many institutional investors, including us. America Online, for example, began 1998 as a $10 billion market capitalization company, double the upper threshold of what we consider to be mid-cap but still in the S&P Mid-Cap 400 Index. As the stock rose almost sevenfold during the year, it contributed approximately 7% of the index's 19.11% gain for 1998, vastly exceeding the contribution of any other stock, ever, to a major U.S. stock index.

Following the trend of recent quarters, some of our best performers were in the health care and technology sectors. Top contributors for the quarter included Gilead Sciences, a leading developer of antiviral products, whose new drugs treating influenza and HIV are showing promising results; and Analog Devices, a leading supplier of integrated chips, whose stock rose strongly as investors perceived that industry fundamentals were improving. The top performer for the year was Biogen, which continues to experience strong sales of its multiple sclerosis treatment drug, Avonex.

The most deleterious contributor to the Series' performance for 1998 was Security Capital Group, a commercial real estate investment advisory company; commercial property stocks were pummeled this year, and the company fell well short of investors' earnings expectations.

During the fourth quarter, we added to our weighting in the consumer sector, and also modestly increased our holdings in technology, where we have been underweighted.

With the strong fourth quarter rebound, the stock market has returned to the upper reaches of its historic valuation range, but low interest rates provide some support if earnings growth continues. It remains to be seen, however, if pressures from the global economic crisis begun in Thailand in 1997 have truly abated. Meanwhile, the market's leadership remains with an increasingly narrow group of large, blue chip companies. While these companies have grown their earnings nicely in recent years, they now trade at valuations that are well in excess of small- and mid-cap companies, even though many of the latter are expected to grow their earnings significantly faster in the next few years with less international risk. On a relative basis, small- and mid-cap stocks are trading at historically low levels. We believe the Series is well positioned to achieve attractive returns over the long run and should benefit particularly when the mid-cap sector returns to favor among investors.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
T. ROWE PRICE/JNL MID-CAP GROWTH SERIES AND THE S&P MID-CAP 400 INDEX

[GRAPHIC]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

5/15                       $10,000                                  $10,000
6/30                       $10,417                                  $10,740
9/30                       $11,432                                  $12,230
12/31/95                   $11,593                                  $12,922
3/31                       $12,306                                  $14,006
6/30                       $12,661                                  $14,496
9/30                       $13,034                                  $15,237
12/31/96                   $12,823                                  $15,955
3/31                       $12,633                                  $14,905
6/30                       $14,489                                  $16,930
9/30                       $16,817                                  $18,901
12/31/97                   $17,994                                  $18,687
3/31                       $20,012                                  $21,901
6/30                       $19,546                                  $21,998
9/30                       $16,720                                  $18,035
12/31/98                   $21,429                                  $22,914

AVERAGE ANNUAL
TOTAL RETURN

1 year.................. 21.49%
Since inception * ...... 25.62%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE MORE OR LESS THAN THEIR ORIGINAL COST.

PERFORMANCE NUMBERS ARE NET OF ALL SERIES OPERATING EXPENSES BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

------------
* Inception date May 15, 1995.

JNL Series Trust
T. Rowe Price/JNL Mid-Cap Growth Series

Statement of Assets and Liabilities
December 31, 1998

Assets
Investments in securities, at cost ........ $ 146,748,956
                                          ================

Investments in securities, at value ....... $ 190,185,063
Foreign currency ..........................            12
Receivables:
  Dividends and interest ..................        45,365
  Fund shares sold ........................        77,064
  Investment securities sold ..............     2,164,687
                                          ----------------
Total assets ..............................   192,472,191
                                          ----------------

Liabilities
Payables:
  Investment advisory fees ................       139,686
  Fund shares redeemed ....................        95,703
  Investment securities purchased .........     2,566,199
Other liabilities .........................        34,305
                                          ----------------
Total liabilities .........................     2,835,893
                                          ----------------
Net assets ................................ $ 189,636,298
                                          ================

Net assets consist of:
Paid-in capital ........................... $ 144,065,822
Undistributed net investment income .......             -
Accumulated net realized gain on
investments and foreign currency
related items .............................     2,134,369
Net unrealized appreciation on:
   Investments ............................    43,436,107
   Foreign currency related items .........             -
                                          ----------------
Net assets ................................ $ 189,636,298
                                          ================

Total shares outstanding (no par
value), unlimited shares authorized .......     9,282,547
                                          ================

Net asset value, offering and
redemption price per share ................ $       20.43
                                          ================



Statement of Operations
For the Year Ended December 31, 1998

Investment income
   Dividends .............................. $     413,302
   Interest ...............................       638,801
   Foreign tax withholding ................        (2,251)
                                           ---------------
Total investment income ...................     1,049,852
                                           ---------------

Expenses
   Investment advisory fees ...............     1,473,732
   Custodian fees .........................        36,824
   Portfolio accounting fees ..............        24,592
   Professional fees ......................        40,350
   Other ..................................        44,213
                                           ---------------
Total operating expenses ..................     1,619,711
                                           ---------------
Less:
   Reimbursement from Adviser .............             -
                                           ---------------
Net expenses ..............................     1,619,711
                                           ---------------
Net investment loss .......................      (569,859)
                                           ---------------

Realized and unrealized gains (losses)
Net realized gain on:
   Investments ............................     7,408,320
   Foreign currency related items .........         2,020
Net change in unrealized appreciation
   (depreciation) on:
   Investments ............................    23,670,228
   Foreign currency related items .........            (3)
                                           ---------------
Net realized and unrealized gains .........    31,080,565
                                           ---------------

Net increase in net assets
  from operations .........................$   30,510,706
                                           ===============


                     See notes to the financial statements.

JNL Series Trust
T. Rowe Price/JNL Mid-Cap Growth Series

Statements of Changes in Net Assets


                                                                             Year ended December 31,
                                                                         ----------------------------------
                                                                              1998              1997
                                                                         ----------------  ----------------

Operations:
  Net investment loss .................................................  $      (569,859)  $      (227,852)
  Net realized gain (loss) on:
    Investments .......................................................        7,408,320         3,012,259
    Foreign currency related items ....................................            2,020            (9,918)
  Net change in unrealized appreciation (depreciation) on:
    Investments .......................................................       23,670,228        14,655,100
    Foreign currency related items ....................................               (3)                3
                                                                         ----------------  ----------------
Net increase in net assets from operations ............................       30,510,706        17,429,592
                                                                         ----------------  ----------------

Distributions to shareholders:
  From net investment income ..........................................                -                 -
  From net realized gains on investment transactions ..................       (6,049,293)       (1,652,413)
                                                                         ----------------
                                                                                           ----------------
Total distributions to shareholders ...................................       (6,049,293)       (1,652,413)
                                                                         ----------------  ----------------

Share transactions:
  Proceeds from the sale of shares ....................................       70,686,697        76,676,391
  Reinvestment of distributions .......................................        6,049,293         1,622,324
  Cost of shares redeemed .............................................      (38,613,374)      (14,128,114)
                                                                         ----------------  ----------------
Net increase in net assets from share transactions ....................       38,122,616        64,170,601
                                                                         ----------------  ----------------

Net increase in net assets ............................................       62,584,029        79,947,780

Net assets beginning of period ........................................      127,052,269        47,104,489
                                                                         ----------------  ----------------

Net assets end of period ..............................................  $   189,636,298   $   127,052,269
                                                                         ================  ================

Undistributed net investment income ...................................  $             -   $             -
                                                                         ================  ================


                     See notes to the financial statements.

JNL Series Trust
T. Rowe Price/JNL Mid-Cap Growth Series

Financial Highlights


                                                                                                        Period from    Period from
                                                                                                          April 1,       May 15,
                                                                          Year ended December 31,         1996 to        1995* to
                                                                       -------------------------------  December 31,    March 31,
                                                                            1998            1997            1996           1996
                                                                       --------------- --------------- -------------- --------------
Selected Per Share Data

Net asset value, beginning of period ................................. $      17.37    $     14.89     $     13.43    $     10.00
                                                                       --------------- --------------- -------------- --------------
Income from operations:
  Net investment income (loss)........................................        (0.07)         (0.03)          (0.05)          0.06

  Net realized and unrealized gains on investments and
     foreign currency related items ..................................         3.80           2.74            1.92           3.90
                                                                       --------------- --------------- -------------- --------------
Total income from operations .........................................         3.73           2.71            1.87           3.96
                                                                       --------------- --------------- -------------- --------------

Less distributions:
  From net investment income .........................................            -              -           (0.05)             -

  From net realized gains on investment transactions .................       (0.67)          (0.23)          (0.36)         (0.53)
                                                                       --------------- --------------- -------------- --------------
Total distributions ..................................................       (0.67)          (0.23)          (0.41)         (0.53)
                                                                       --------------- --------------- -------------- --------------
Net increase .........................................................        3.06            2.48            1.46           3.43
                                                                       --------------- --------------- -------------- --------------

Net asset value, end of period ....................................... $     20.43     $     17.37     $     14.89    $     13.43
                                                                       =============== =============== ============== ==============

Total Return (a) .....................................................       21.49%          18.21%          13.91%         40.06%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ........................... $   189,636     $   127,052     $    47,104    $    10,545
  Ratio of net operating expenses to average net assets (b) (c) ......        1.04%           1.06%           1.10%          1.10%
  Ratio of net investment income (loss) to average net assets (b) (c)        (0.37)%         (0.26)%         (0.18)%         0.82%
  Portfolio turnover .................................................       50.92%          41.43%          25.05%         66.04%


Ratio information assuming no expense reimbursement or``
   fees paid indirectly:
  Ratio of net operating expenses to average net assets (b) ..........        1.04%           1.06%           1.14%          2.10%
  Ratio of net investment loss to average net assets (b) .............       (0.37)%         (0.26)%         (0.22)%        (0.18)%

------------------------------------------------------------------------------------------------------------------------------------

*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for the periods ended December 31, 1996 and March 31, 1996.
(b)  Annualized for the periods ended December 31, 1996 and March 31, 1996.
(c) Computed after giving effect to the Adviser's expense reimbursement and fees paid indirectly.


                     See notes to the financial statements.

                     T. ROWE PRICE/JNL MID-CAP GROWTH SERIES

                             SCHEDULE OF INVESTMENTS
                                December 31, 1998

                                                      Market
                                        Shares         Value
                                        ------         -----
Common Stocks -- 93.98%

Advertising -- 2.55%
   Catalina Marketing Corp. (a) ....    26,600  $  1,818,775
   Outdoor Systems Inc.(a) .........   100,900     3,027,000
                                                   -----------
                                                   4,845,775

Aerospace & Defense -- 0.86%
   BE Aerospace Inc. (a) ...........    78,000     1,638,000

Apparel -- 2.79%
   Jones Apparel Group Inc. (a) ....   101,000     2,228,313
   Warnaco Group Inc. ..............   122,000     3,080,500
                                                   -----------
                                                   5,308,813

Banks -- 1.10%
   North Fork Bancorporation Inc. ..    87,000     2,082,563

Biotechnology -- 1.28%
   Biogen Inc. (a) .................    29,300     2,431,900

Chemicals -- 0.65%
   Great Lakes Chemical Corp. ......    30,900     1,236,000

Commercial Services -- 5.43%
   Gartner Group Inc. (a) ..........   101,100     2,148,375
   Interim Services Inc. (a) .......    83,700     1,956,488
   NOVA Corp. (a) ..................    63,300     2,195,719
   Renaissance Worldwide Inc. (a) ..    63,300       387,713
   Romac International Inc. (a) ....   107,500     2,391,875
   Viad Corp. ......................    41,300     1,254,487
                                                   -----------
                                                   10,334,657

Computers -- 8.24%
   Affiliated Computer Services
   Inc. (a) ........................    85,000     3,825,000
   Anixter International Inc. (a) ..    44,000       893,750
   Checkfree Holdings Corp. (a) ....    54,000     1,262,250
   Ciber Inc. (a) ..................     6,700       187,181
   DST Systems Inc. (a) ............    39,000     2,225,437
   Saville Systems Ireland Ltd.-ADR
   (a) .............................   134,000     2,546,000
   SunGard Data Systems Inc.(a) ....    56,300     2,234,406
   Synopsys Inc. (a) ...............    46,100     2,500,925
                                                   -----------
                                                   15,674,949

Diversified Financial Services --
6.21%
   Capital One Financial Corp. .....    21,000     2,415,000
   CIT Group Inc. ..................    74,000     2,354,125
   E*trade Group Inc. (a) ..........    17,000       795,281
   FINOVA Group Inc. ...............    44,000     2,373,250
   Franklin Resources Inc. .........    32,000     1,024,000
   Waddell & Reed Financial Inc. A .    83,800     1,985,012
   Waddell & Reed Financial Inc. B .    37,000       860,250
                                                   -----------
                                                   11,806,918

Electronics -- 2.89%
   Analog Devices Inc. (a) .........    92,000     2,886,500
   Maxim Integrated Products Inc.
   (a) .............................    50,000     2,184,375
   Sanmina Corp. (a) ...............     6,700       418,750
                                                   -----------
                                                   5,489,625

                                                      Market
                                        Shares         Value
                                        ------         -----
Common Stocks (continued)

Entertainment -- 1.32%
   Premier Parks Inc. ..............    83,000  $  2,510,750

Environmental Control -- 2.00%
   Allied Waste Industries Inc. (a)    107,000     2,501,125
   Waste Management Inc. ...........    28,000     1,305,500
                                                   -----------
                                                   3,806,625

Food -- 4.92%
   Suiza Foods Corp. (a) ...........    68,000     3,463,750
   U.S. Foodservice (a) ............    71,000     3,479,000
   Whole Foods Market Inc. (a). ....    50,000     2,418,750
                                                   -----------
                                                   9,361,500

Health Care -- 3.85%
   Covance Inc. (a) ................    92,000     2,679,500
   Henry Schein Inc. (a) ...........    49,000     2,192,750
   Quorum Health Group Inc. (a) ....    56,000       724,500
   Total Renal Care Holdings Inc.
   (a) .............................    58,200     1,720,538
                                                   -----------
                                                   7,317,288

Insurance -- 3.64%
   Ace Ltd. ........................    44,000     1,515,250
   Fairfax Financial Holdings Ltd.
   (144a) (a) (c) ..................     3,600     1,271,835

   Fairfax Financial Holdings
   (144a) (a) (c) ..................       800       268,499
   PartnerRe Ltd. ..................    41,700     1,907,775
   Protective Life Corp. ...........    49,000     1,950,813
                                                   -----------
                                                   6,914,172

Leisure Time -- 3.01%
   Galileo International Inc. ......    77,200     3,358,200
   Royal Caribbean Cruises Ltd. ....    64,200     2,375,400
                                                   -----------
                                                   5,733,600

Manufacturing -- 2.62%
   Danaher Corp. ...................    52,000     2,824,250
   Teleflex Inc. ...................    47,300     2,158,062
                                                   -----------
                                                   4,982,312

Media -- 4.81%
   Comcast Corp. ...................    42,000     2,464,875
   Cox Communications Inc. (a) .....    30,000     2,073,750
   Jacor Communications Inc. (a) ...    28,300     1,821,812
   Univision Communications Inc.
   (a) .............................    77,000     2,786,437
                                                   -----------
                                                   9,146,874

Metals & Mining -- 0.28%
   Battle Mountain Gold Co. ........   129,700       535,013

Oil & Gas Producers -- 2.15%
   BJ Services Co. .................   107,000     1,671,875
   Ocean Energy Inc.(a) ............    69,800       440,612
   Smith International Inc. (a) ....    78,900     1,987,294
                                                   -----------
                                                   4,099,781

                     See notes to the financial statements.

                       T. ROWE PRICE/MID-CAP GROWTH SERIES

                                                     Market
                                        Shares       Value
                                        ------       -----
Common Stocks (continued)

Pharmaceuticals -- 7.17%
   Agouron Pharmaceuticals Inc.(a) .    25,000 $ 1,468,750
   ALZA Corp.(a) ...................    27,000   1,410,750
   BioChem Pharma Inc.(a) ..........    29,600     847,300
   Gilead Sciences Inc.(a) .........    76,000   3,120,750
   MedImmune Inc.(a) ...............    12,000   1,193,250
   Omnicare Inc. ...................    36,000
                                                 1,251,000
   Sybron International Corp.(a) ...    85,000   2,310,939
   Teva Pharmaceutical Industries
   Ltd. - ADR.......................    50,000   2,034,375
                                                 -----------
                                                 13,637,114

Retail -- 12.69%
   AutoZone Inc.(a) ................    66,000   2,173,875
   BJ's Wholesale Club Inc.(a) .....    51,000   2,361,937
   Borders Group Inc.(a) ...........    46,200   1,152,113
   Circuit City Stores .............    64,300   3,210,981
   Costco Cos. Inc. ................    29,000   2,093,438
   Family Dollar Stores Inc. .......    96,000   2,112,000
   Fred Meyer Inc.(a) ..............    39,000   2,349,750
   General Nutrition Cos. Inc.(a) ..    74,000   1,202,500
   MSC Industrial Direct Co. .......    65,800   1,488,725
   Outback Steakhouse Inc.(a) ......    55,000   2,193,125
   Saks Inc. (a) ...................    64,000   2,020,000
   ShopKo Stores Inc. ..............    53,400   1,775,550
                                                 -----------
                                                 24,133,994

Semiconductors -- 3.38%
   Kla-Tencor Corp. (a) ............    37,000   1,604,875
   PMC - Sierra Inc. (a) ...........    33,000   2,083,125
   Xilinx Inc. (a) .................    42,000   2,735,250
                                                 -----------
                                                 6,423,250

Software -- 8.33%
   Acxiom Corp. (a) ................    52,000   1,612,000
   BMC Software Inc. (a) ...........    23,000   1,024,938
   Intuit Inc. (a) .................    16,000   1,160,000
   Learning Co. Inc. (a) ...........    74,000   1,919,375
   National Data Corp. .............    46,000   2,239,625
   Netscape Communications Corp. (a)    20,000   1,215,000


                                                    Market
                                        Shares       Value
                                        ------       -----
Common Stocks (continued)

Software (continued)
   Network Associates Inc. (a) .....    38,500  $2,550,625
   Parametric Technology Corp. (a) .   120,000   1,965,000
   Sterling Commerce Inc. (a) ......    47,900   2,155,500
                                               -------------
                                                15,842,063

Telecommunications -- 1.81%
   Omnipoint Corp. (a) .............    73,000     679,812
   Paging Network Inc. (a) .........    60,200     282,187
   Western Wireless Corp. (a) ......   113,000   2,486,000
                                               -------------
                                                 3,447,999
                                               -------------

          Total Common Stocks
       (cost $135,305,428) .........           178,741,535
                                               -------------


                                      Principal
                                       Amount
                                       ------
Short Term Investments -- 6.02%

Money Market Fund -- 1.29%
   SSgA Money Market Fund, 4.85%
   (b) .............................$2,451,491   2,451,491

U.S. Government Agencies -- 4.73%
    Federal Home Loan Mortgage
       Discount Note, 4.55%,
       01/08/1999 .................. 9,000,000   8,992,037
                                               -------------

       Total Short Term
       Investments
       (cost $11,443,528) ..........            11,443,528
                                               -------------

Total Investments -- 100%
   (cost $146,748,956) .............          $190,185,063
                                              ==============

--------------------------------------------------------------------------------
(a)  Non-income producing security.
(b) Dividend yields change daily to reflect current market conditions. Rate stated is the quoted yield as of December 31, 1998.
(c)  Foreign security denominated in Canadian Dollars.

                     See notes to the financial statements.

--------------------------------------------------------------------------------
                                JNL SERIES TRUST
                        NOTES TO THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


NOTE 1. ORGANIZATION



     JNL Series Trust ("Trust") is an open-end management investment company organized under the laws of Massachusetts, by a Declaration of Trust, dated June 1, 1994. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940. The Trust currently offers shares in thirty-six (36) separate Series, each with its own investment objective. The shares of the Trust are sold primarily to life insurance company separate accounts to fund the benefits of variable annuity policies.

     The Trust is comprised of the following Series: JNL Aggressive Growth, JNL Capital Growth and JNL Global Equities for which Janus Capital Corporation serves as the sub-adviser; JNL/Alger Growth for which Fred Alger Management, Inc. serves as the sub-adviser; JNL/Alliance Growth for which Alliance Capital Management L.P. serves as the sub-adviser; JNL/Eagle Core Equity and JNL/Eagle SmallCap Equity for which Eagle Asset Management, Inc. serves as sub-adviser; JNL/JPM International & Emerging Markets for which J.P. Morgan Investment Management Inc. serves as the sub-adviser; JNL/PIMCO Total Return Bond for which Pacific Investment Management Company serves as the sub-adviser; JNL/Putnam Growth and JNL/Putnam Value Equity for which Putnam Investment Management, Inc. serves as the sub-adviser; Goldman Sachs/JNL Growth & Income for which Goldman Sachs Asset Management serves as the sub-adviser; Lazard/JNL Small Cap Value and Lazard/JNL Mid Cap Value for which Lazard Asset Management serves as sub-adviser; PPM America/JNL Balanced, PPM America/JNL High Yield Bond and PPM America/JNL Money Market for which PPM America, Inc. serves as the sub-adviser; Salomon Brothers/JNL Balanced, Salomon Brothers/JNL Global Bond, Salomon Brothers/JNL High Yield Bond and Salomon Brothers/JNL U.S. Government & Quality Bond for which Salomon Brothers Asset Management Inc. serves as the sub-adviser;
T. Rowe Price/JNL Established Growth and T. Rowe Price/JNL Mid-Cap Growth for which T. Rowe Price Associates, Inc. serves as the sub-adviser; T. Rowe Price/JNL International Equity Investment for which Rowe Price-Fleming International, Inc. serves as the sub-adviser; and JNL/S&P Conservative Growth I, JNL/S&P Moderate Growth I, JNL/S&P Aggressive Growth I, JNL/S&P Very Aggressive Growth I, JNL/S&P Equity Growth I, JNL/S&P Equity Aggressive Growth I, JNL/S&P Conservative Growth II, JNL/S&P Moderate Growth II, JNL/S&P Aggressive Growth II, JNL/S&P Very Aggressive Growth II, JNL/S&P Equity Growth II and JNL/S&P Equity Aggressive Growth II for which Standard & Poor's Investment Advisory Services, Inc. serves as the sub-adviser. Jackson National Financial Services, LLC ("JNFS"), a wholly-owned subsidiary of Jackson National Life Insurance Company ("Jackson National"), serves as investment adviser ("Adviser") for all the Series of the Trust. PPM America, Inc. is an affiliate of the Adviser. Shares are presently offered only to Jackson National and its separate accounts.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

     Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions. Actual results could differ from those estimates.

     Security Valuation -- Bonds are valued on the basis of prices furnished by pricing services which determine prices for normal institutional size trading units of bonds or based on quotations provided by broker-dealers. When quotations are not readily available, bonds are valued at fair market value determined by procedures approved by the Board of Trustees. Stocks listed on a national or foreign stock exchange are valued at the final sale price, or final bid price in absence of a sale. Stocks not listed on a national or foreign stock exchange are valued at the closing bid price on the over-the-counter market. Short-term securities maturing within 60 days of purchase, and all securities in the PPM America/JNL Money Market Series, are valued at amortized cost, which approximates market value. American Depository Receipts ("ADRs"), which are certificates representing shares of foreign securities deposited in domestic and foreign banks, are traded and valued in U.S. dollars.

--------------------------------------------------------------------------------
                                JNL SERIES TRUST
                  NOTES TO THE FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

      JNL/S&P Conservative Growth I, JNL/S&P Moderate Growth I, JNL/S&P Aggressive Growth I, JNL/S&P Very Aggressive Growth I, JNL/S&P Equity Growth I, JNL/S&P Equity Aggressive Growth I, JNL/S&P Conservative Growth II, JNL/S&P Moderate Growth II, JNL/S&P Aggressive Growth II, JNL/S&P Very Aggressive Growth II, JNL/S&P Equity Growth II and JNL/S&P Equity Aggressive Growth II are valued at the net asset value per share of each Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

     Security Transactions and Investment Income -- Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income, including level-yield amortization of discounts and premiums, is accrued daily. Realized gains and losses are determined on the specific identification basis.

     Foreign Currency Translations -- The accounting records of the Trust are maintained in U.S. dollars. Investment securities and other assets and liabilities de-nominated in a foreign currency are translated into U.S. dollars using exchange rates in effect at the close of the New York Stock Exchange. Purchases and sales of investment securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates prevailing on the respective dates of such transactions.

     Realized gains and losses arising from selling foreign currencies and certain non-dollar denominated fixed income securities, entering into forward foreign currency exchange contracts, and accruing income or settling portfolio purchases and sales denominated in a foreign currency paid or received at a later date are recorded as net realized foreign currency related gains (losses) and are considered ordinary income for tax purposes. Realized and unrealized gains and losses on investments which result from changes in foreign currency exchange rates are primarily included in net realized gains (losses) on investments and net unrealized appreciation (depreciation) on investments, respectively.

     Forward Foreign Currency Exchange Contracts -- A Series may enter into forward foreign currency exchange contracts ("contracts"), generally to hedge foreign currency exposure between trade date and settlement date on security purchases and sales ("spot hedges") or to minimize foreign currency risk on portfolio securities denominated in foreign currencies ("position hedges"). All contracts are valued at the for-ward currency exchange rate and are marked-to-market daily. When the contract is open, the change in market value is recorded as net unrealized appreciation (depreciation) on foreign currency related items. When the contract is closed, the difference between the value of the contract at the time it was opened and the value at the time it was closed is recorded as net realized gain (loss) on foreign currency related items.

     The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Series' portfolio securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of the unrealized appreciation (depreciation) of forward foreign currency contracts reflected in the Statement of Assets and Liabilities. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, the Series could be exposed to the risk of a previously hedged position becoming unhedged if the counterparties to the contracts are unable to meet the terms of the contracts. See Note 7 for a listing of position hedges as of December 31, 1998.

     When-Issued and Delayed Delivery Transactions -- A Series may purchase securities on a when-issued or delayed delivery basis. On the trade date, the Series record purchases of when-issued securities and reflects the values of such securities in determining net asset value in the same manner as other portfolio securities. Income is not accrued until settlement date.

     Unregistered Securities -- A Series may own certain investment securities which are unregistered and thus restricted to resale. These securities are valued by the Series after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer's financial performance. Where future dispositions of the securities require registration under the Securities Act of 1933, the Series have the right to include their securities in such registration generally without cost to the Series. The Series have no right to require registration of unregistered securities. Illiquid securities are limited to 15% (10% in the case of PPM America/JNL Money Market Series and the JNL/Alger Growth Series) of the net assets of a Series.

--------------------------------------------------------------------------------
                                JNL SERIES TRUST
                  NOTES TO THE FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

     Options Transactions -- A Series may write covered call options on portfolio securities. Written options involve, to varying degrees, risk of loss in excess of the option value reflected in the Statement of Assets and Liabilities. The risk in writing a covered call option is that the Series may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. Option contracts are valued at the closing prices on their exchanges and the Series will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option are adjusted by the amount of premium received.

     Futures Contracts -- A Series may utilize futures contracts to a limited extent. The risks associated with the use of futures contracts include the possibility that the value may not correlate with the change in the value of the hedged instruments. In addition, there is the risk that the Series may not be able to enter into a closing transaction because of an illiquid market. . Upon entering into a futures contract, the Series is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Futures contracts are valued based upon their quoted daily settlement prices. The Series receive from or pay to brokers an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments, known as the "variation margin," are recorded by the Series as unrealized appreciation (depreciation) until the contracts are terminated at which time realized gains and losses are recognized. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statements of Assets and Liabilities.

     Short Positions -- A Series may sell securities short for hedging purposes. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. The Series is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Series is required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. These segregated assets are required to be adjusted daily to reflect changes in the value of the securities sold short.

     Dollar Roll Transactions -- The Salomon Broth-ers/JNL Global Bond Series, Salomon Brothers/JNL U.S. Government & Quality Bond Series, and Salomon Brothers/JNL Balanced Series may enter into dollar roll transactions with respect to mortgage securities in which the Series sells mortgage securities and simultaneously agrees to repurchase similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The value of the dollar roll transactions are reflected in the Series' Statements of Assets and Liabilities. During the period between the sale and repurchase, the Series forgoes principal and interest paid on the mortgage securities sold. The Series is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Series to "roll over" its purchase commitments. These fees are accrued as income over the life of the dollar roll contract. Dollar roll transactions involve the risk that the market value of the securities sold by the Series may decline below the repurchase price of those similar securities which the Series is obligated to purchase or that the return earned by the Series with the proceeds of a dollar roll may not exceed transaction costs.

     Repurchase Agreements -- A Series may invest in repurchase agreements. A repurchase agreement involves the purchase of a security by a Series and a simultaneous agreement (generally by a bank or broker-dealer) to repurchase that security back from the Series at a specified price and date or upon demand. Securities pledged as collateral for repurchase agreements are held by the Series custodian bank until the maturity of the repurchase agreement. Procedures for all repurchase agreements have been designed to assure that the daily market value of the collateral is in excess of the repurchase agreement in the event of default.

--------------------------------------------------------------------------------
                                JNL SERIES TRUST
                  NOTES TO THE FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

     Reverse Repurchase Agreements -- A Series may engage in reverse repurchase agreements to borrow short term funds. The value of the reverse repurchase agreements that the Series have committed to sell are reflected in the Statement of Assets and Liabilities. The Series will maintain securities in segregated accounts with its custodian that at all times are in an amount equal to their obligations under the reverse repurchase agreements. Reverse repurchase agreements involve the risks that the market value of the securities sold by the Series may decline below the repurchase price and, if the proceeds from the reverse repurchase agreement are invested in securities, that the market value of the securities bought may decline below the repurchase price of the securities sold.

     Securities Loaned -- The Series has entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the Series receives 65% of the annual net income from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Series, against receipt of collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in money market instruments approved by the Manager. The Series bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

     Distributions To Shareholders -- The PPM Amer-ica/JNL Money Market Series declares dividends daily and pays dividends monthly. For all other Series, div-idends from net investment income are declared and paid annually, but may be done more frequently to avoid excise tax. Distributions of net realized capital gains, if any, will be distributed at least annually.

     Federal Income Taxes -- The Trust's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute income in amounts that will avoid federal income or excise taxes for each Series. The Trust periodically makes reclassifications among certain of its capital accounts as a result of the recognition and char-acterization of certain income and capital gain dist-ributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

NOTE 3.  INVESTMENT MANAGEMENT FEES AND TRANSACTIONS WITH AFFILIATES

     The Trust has an investment advisory agreement with JNFS whereby JNFS provides investment management and transfer agency services. Each Series pays JNFS a fee, computed daily and payable monthly, based on a specified percentage of the average daily net assets of each Series. The following is a schedule of the fees each Series is currently obligated to pay JNFS.

--------------------------------------------------------------------------------
                                JNL SERIES TRUST
                  NOTES TO THE FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------




                                               $0 to    $50 to   $100 to   $150 to   $200 to   $250 to   $300 to   $350 to    Over
(M - Millions)                                 $50 M    $100 M    $150 M    $200 M    $250 M    $300 M    $350 M   $500 M    $500 M
--------------                                 -----    ------    ------    ------    ------    ------    ------   ------    ------
JNL Aggressive Growth Series................      .95%     .95%      .95%      .90%      .90%      .90%      .85%     .85%      .85%
JNL Capital Growth Series...................      .95%     .95%      .95%      .90%      .90%      .90%      .85%     .85%      .85%
JNL Global Equities Series..................     1.00%    1.00%     1.00%      .95%      .95%      .95%      .90%     .90%      .90%
JNL/Alger Growth Series.....................     .975%    .975%     .975%     .975%     .975%     .975%      .95%     .95%      .90%
JNL/Alliance Growth Series..................     .775%    .775%     .775%     .775%     .775%      .70%      .70%     .70%      .70%
JNL/Eagle Core Equity Series................      .90%     .85%      .85%      .85%      .85%      .85%      .75%     .75%      .75%
JNL/Eagle SmallCap Equity Series............      .95%     .95%      .95%      .90%      .90%      .90%      .90%     .90%      .85%
JNL/JPM International & Emerging
   Markets Series...........................     .975%     .95%      .95%      .95%      .90%      .90%      .90%     .85%      .85%
JNL/PIMCO Total Return Bond Series..........      .70%     .70%      .70%      .70%      .70%      .70%      .70%     .70%      .70%
JNL/Putnam Growth Series*...................      .90%     .90%      .90%      .85%      .85%      .85%      .80%     .80%      .80%
JNL/Putnam Value Equity Series**............      .90%     .90%      .90%      .85%      .85%      .85%      .80%     .80%      .80%
Goldman Sachs/JNL Growth & Income Series....     .925%     .90%      .90%      .90%      .85%      .85%      .85%     .80%      .80%
Lazard/JNL Small Cap Value Series...........     1.05%    1.00%     1.00%     .975%     .975%     .975%     .925%    .925%     .925%
Lazard/JNL Mid Cap Value Series.............     .975%    .975%     .975%     .925%     .925%     .925%      .90%     .90%      .90%
PPM America/JNL Balanced Series***..........      .75%     .70%      .70%     .675%     .675%     .675%      .65%     .65%     .625%
PPM America/JNL High Yield Bond Series......      .75%     .70%      .70%     .675%     .675%     .675%      .65%     .65%     .625%
PPM America/JNL Money Market Series.........      .60%     .60%      .60%     .575%     .575%     .575%      .55%     .55%     .525%
Salomon Brothers/JNL Balanced Series........      .80%     .75%      .75%      .70%      .70%      .70%      .70%     .70%      .70%
Salomon Brothers/JNL Global Bond Series.....      .85%     .85%      .85%      .80%      .80%      .80%      .80%     .80%      .75%
Salomon Brothers/JNL High Yield Bond Series.      .80%     .75%      .75%      .70%      .70%      .70%      .70%     .70%      .70%
Salomon Brothers/JNL U.S. Government &
   Quality Bond Series......................      .70%     .70%      .70%      .65%      .65%      .65%      .60%     .60%      .55%
T. Rowe Price/JNL Established Growth Series.      .85%     .85%      .85%      .80%      .80%      .80%      .80%     .80%      .80%
T. Rowe Price/JNL International Equity
   Investment Series........................     1.10%    1.05%     1.05%     1.00%     1.00%     1.00%      .95%     .95%      .90%
T. Rowe Price/JNL Mid-Cap Growth Series.....      .95%     .95%      .95%      .90%      .90%      .90%      .90%     .90%      .90%
JNL/S&P Conservative Growth Series I........      .20%     .20%      .20%      .20%      .20%      .20%      .20%     .20%      .15%
JNL/S&P Moderate Growth Series I............      .20%     .20%      .20%      .20%      .20%      .20%      .20%     .20%      .15%
JNL/S&P Aggressive Growth Series I..........      .20%     .20%      .20%      .20%      .20%      .20%      .20%     .20%      .15%
JNL/S&P Very Aggressive Growth Series I.....      .20%     .20%      .20%      .20%      .20%      .20%      .20%     .20%      .15%
JNL/S&P Equity Growth Series I..............      .20%     .20%      .20%      .20%      .20%      .20%      .20%     .20%      .15%
JNL/S&P Equity Aggressive Growth Series I...      .20%     .20%      .20%      .20%      .20%      .20%      .20%     .20%      .15%
JNL/S&P Conservative Growth Series II.......      .20%     .20%      .20%      .20%      .20%      .20%      .20%     .20%      .15%
JNL/S&P Moderate Growth Series II...........      .20%     .20%      .20%      .20%      .20%      .20%      .20%     .20%      .15%
JNL/S&P Aggressive  Growth Series II........      .20%     .20%      .20%      .20%      .20%      .20%      .20%     .20%      .15%
JNL/S&P Very Aggressive Growth Series II....      .20%     .20%      .20%      .20%      .20%      .20%      .20%     .20%      .15%
JNL/S&P Equity Growth Series II.............      .20%     .20%      .20%      .20%      .20%      .20%      .20%     .20%      .15%
JNL/S&P Equity Aggressive Growth Series II..      .20%     .20%      .20%      .20%      .20%      .20%      .20%     .20%      .15%

--------------------------------------------------------------------------------
* Prior to May 1, 1997, the fee for the JNL/Putnam Growth Series was .90%, .85%, .80%, .75% and .70%, respectively.
** Prior to May 1, 1997, the fee for the JNL/Putnam Value Equity Series was .75%, .70%, .675%, .65% and .625%, respectively. *** Prior to May 1, 1997, the fee for the PPM America/JNL Balanced Series was .90%, .80%, .75%, .70% and .65%, respectively.

--------------------------------------------------------------------------------
                                JNL SERIES TRUST
                  NOTES TO THE FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

     As compensation for their services, the sub-advisers receive fees from JNFS calculated on the basis of the average daily net assets of each Series. The following is a schedule of the fees JNFS currently is obligated to pay the sub-advisers out of the advisory fee it receives from each Series as specified above.




                                               $0 to    $50 to   $100 to   $150 to   $200 to   $250 to   $300 to   $350 to    Over
(M - Millions)                                 $50 M    $100 M    $150M     $200 M    $250 M    $300M     $350 M    $500M    $500 M
--------------                                 -----    ------    -----     ------    ------    -----     ------    -----    ------
JNL Aggressive Growth Series................      .55%     .55%      .50%      .50%      .50%      .50%      .50%     .50%      .45%
JNL Capital Growth Series...................      .55%     .55%      .50%      .50%      .50%      .50%      .50%     .50%      .45%
JNL Global Equities Series..................      .55%     .55%      .50%      .50%      .50%      .50%      .50%     .50%      .45%
JNL/Alger Growth Series.....................      .55%     .55%      .55%      .55%      .55%      .55%      .50%     .50%      .45%
JNL/Alliance Growth Series..................      .35%     .35%      .35%      .35%      .35%      .25%      .25%     .25%      .25%
JNL/Eagle Core Equity Series................      .45%     .40%      .40%      .40%      .40%      .40%      .30%     .30%      .30%
JNL/Eagle SmallCap Equity Series............      .50%     .50%      .50%      .45%      .45%      .45%      .45%     .45%      .40%
JNL/JPM International & Emerging Markets
    Series..................................      .55%     .50%      .50%      .50%      .45%      .45%      .45%     .40%      .40%
JNL/PIMCO Total Return Bond Series..........      .25%     .25%      .25%      .25%      .25%      .25%      .25%     .25%      .25%
JNL/Putnam Growth Series*...................      .50%     .50%      .50%      .45%      .45%      .45%      .35%     .35%      .35%
JNL/Putnam Value Equity Series**............      .50%     .50%      .50%      .45%      .45%      .45%      .35%     .35%      .35%
Goldman Sachs/JNL Growth & Income Series....      .50%     .45%      .45%      .45%      .40%      .40%      .40%     .35%      .35%
Lazard/JNL Small Cap Value Series...........     .625%    .575%     .575%     .525%     .525%     .525%     .475%    .475%     .475%
Lazard/JNL Mid Cap Value Series.............      .55%    .525%     .525%     .475%     .475%     .475%      .45%     .45%      .45%
PPM America/JNL Balanced Series*............      .25%     .20%      .20%     .175%     .175%     .175%      .15%     .15%     .125%
PPM America/JNL High Yield Bond Series......      .25%     .20%      .20%     .175%     .175%     .175%      .15%     .15%     .125%
PPM America/JNL Money Market Series.........      .20%     .15%      .15%     .125%     .125%     .125%      .10%     .10%     .075%
Salomon Brothers/JNL Balanced Series........      .35%     .30%      .25%      .25%      .25%      .25%      .25%     .25%      .25%
Salomon Brothers/JNL Global Bond Series.....     .375%     .35%      .35%      .30%      .30%      .30%      .30%     .30%      .25%
Salomon Brothers/JNL High Yield Bond Series.      .35%     .30%      .25%      .25%      .25%      .25%      .25%     .25%      .25%
Salomon Brothers/JNL U.S. Government &
    Quality Bond Series.....................     .225%    .225%     .225%     .175%     .175%     .175%      .15%     .15%      .10%
JNL/S&P Conservative Growth Series I........      .10%     .10%      .10%      .10%      .10%      .10%      .10%     .10%     .075%
JNL/S&P Moderate Growth Series I............      .10%     .10%      .10%      .10%      .10%      .10%      .10%     .10%     .075%
JNL/S&P Aggressive Growth Series I..........      .10%     .10%      .10%      .10%      .10%      .10%      .10%     .10%     .075%
JNL/S&P Very Aggressive Growth Series I.....      .10%     .10%      .10%      .10%      .10%      .10%      .10%     .10%     .075%
JNL/S&P Equity Growth Series I..............      .10%     .10%      .10%      .10%      .10%      .10%      .10%     .10%     .075%
JNL/S&P Equity Aggressive Growth Series I...      .10%     .10%      .10%      .10%      .10%      .10%      .10%     .10%     .075%
JNL/S&P Conservative Growth Series II.......      .10%     .10%      .10%      .10%      .10%      .10%      .10%     .10%     .075%
JNL/S&P Moderate Growth Series II...........      .10%     .10%      .10%      .10%      .10%      .10%      .10%     .10%     .075%
JNL/S&P Aggressive  Growth Series II........      .10%     .10%      .10%      .10%      .10%      .10%      .10%     .10%     .075%
JNL/S&P Very Aggressive Growth Series II....      .10%     .10%      .10%      .10%      .10%      .10%      .10%     .10%     .075%
JNL/S&P Equity Growth Series II.............      .10%     .10%      .10%      .10%      .10%      .10%      .10%     .10%     .075%
JNL/S&P Equity Aggressive Growth Series II..      .10%     .10%      .10%      .10%      .10%      .10%      .10%     .10%     .075%


                                                                                 $0 to      $20 to     $50 to
                                                                                 $20 M      $50 M      $200 M       $200 M+
                                                                                 -----      -----      ------       -------
T. Rowe Price/JNL Established Growth Series.............................         .45%         .40%     .40%***      .40%
T. Rowe Price/JNL International Equity Investment Series................         .75%         .60%     .50%         .50%***
T. Rowe Price/JNL Mid-Cap Growth Series.................................         .60%         .50%     .50%***      .50%

--------------------------------------------------------------------------------

* Prior to May 1, 1997, the sub-advisory fees for these Series were payable to Phoenix Investment Counsel, Inc. and were: $0 to $50 million - .50%; $50 to $150 million - .40%; $150 to $300 million - .30%; $300 to $500 million -
     .25%; over $500 million - .20%.
** Prior to May 1, 1997, the sub-advisory fee for this Series was payable to PPM America, Inc. and was: $0 to $50 million - .25%; $50 to $150 million - .20%; $150 to $300 million - .175%; $300 to $500 million - .15%; over $500 million - .125%.
*** When average net assets exceed this amount, the sub-advisory fee asterisked is applicable to all assets in this Series.

--------------------------------------------------------------------------------
                                JNL SERIES TRUST
                  NOTES TO THE FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------
     Through December 31, 1998, JNFS voluntarily agreed to reimburse each of the Series for annual expenses (excluding the management fee) in excess of 0.15% of average daily net assets. Effective January 1, 1999, these voluntary reimbursements have been replaced by an administrative fee of 0.10% of average daily net assets payable to JNFS. In exchange for this fee, JNFS provides or procures all necessary administrative functions and services for the operation of each Series.

       Trustees and officers of the Trust who are affiliated persons receive no compensation from the Trust. Trustees who are not interested persons of the Trust, as defined in the 1940 Act, collectively received compensation of $60,000 for the year ended December 31, 1998.

     During the period ended December 31, 1998, JNL/Alger Growth Series, JNL/Eagle SmallCap Equity Series, Goldman Sachs/JNL Growth & Income Series, Salomon Brothers/JNL Balanced Series, T. Rowe Price/JNL Established Growth Series, T. Rowe Price/JNL International Equity Investment Series and T. Rowe Price/JNL Mid-Cap Growth Series paid $299,354, $4,680, $822, $178, $3,264,
$5,964 and $330, respectively, to affiliates of the Trust for brokerage fees on the execution of purchases and sales of portfolio investments.

--------------------------------------------------------------------------------
                                JNL SERIES TRUST
                  NOTES TO THE FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

NOTE 4.  SECURITY TRANSACTIONS

     During the period ended December 31, 1998, the cost of purchases and proceeds from sales and maturities of securities, other than short-term investments, were as follows (in thousands):


                                                                                Cost of             Proceeds from Sales
                                                                               Purchases               and Maturities
                                                                               ---------               --------------
JNL Aggressive Growth Series.................................................... $  131,828              $    118,721
JNL Capital Growth Series.......................................................    113,677                   108,604
JNL Global Equities Series......................................................    177,259                   153,355
JNL/Alger Growth Series.........................................................    150,810                   131,583
JNL/Alliance Growth Series......................................................      6,938                     3,150
JNL/Eagle Core Equity Series....................................................     34,612                    14,117
JNL/Eagle SmallCap Equity Series................................................     31,520                    11,177
JNL/JPM International & Emerging Markets Series.................................     12,827                     8,112
JNL/PIMCO Total Return Bond Series..............................................     10,147                     6,287
JNL/Putnam Growth Series........................................................    139,626                    86,669
JNL/Putnam Value Equity Series..................................................    188,646                   116,612
Goldman Sachs/JNL Growth & Income Series........................................      7,530                     2,911
Lazard/JNL Small Cap Value Series...............................................      6,734                     1,332
Lazard/JNL Mid Cap Value Series.................................................      7,089                     2,167
PPM America/JNL Balanced Series.................................................     48,702                    33,825
PPM America/JNL High Yield Bond Series..........................................    215,158                   174,602
Salomon Brothers/JNL Balanced Series............................................      4,662                     1,665
Salomon Brothers/JNL Global Bond Series.........................................     66,412                    36,847
Salomon Brothers/JNL High Yield Bond Series.....................................     10,933                     3,908
Salomon Brothers/JNL U.S. Government & Quality Bond Series......................     94,957                    63,672
T. Rowe Price/JNL Established Growth Series.....................................    136,154                    88,014
T. Rowe Price/JNL International Equity Investment Series........................     13,019                    31,334
T. Rowe Price/JNL Mid-Cap Growth Series.........................................    104,341                    73,456
JNL/S&P Conservative Growth Series I............................................     11,052                     1,310
JNL/S&P Moderate Growth Series I................................................     14,500                     2,538
JNL/S&P Aggressive Growth Series I .............................................      6,718                     2,575
JNL/S&P Very Aggressive Growth Series I.........................................      3,639                     1,443
JNL/S&P Equity Growth Series I..................................................      6,047                     1,431
JNL/S&P Equity Aggressive Growth Series I.......................................      3,806                       854
JNL/S&P Conservative Growth Series II...........................................     11,217                     8,887
JNL/S&P Moderate Growth Series II...............................................      4,316                     1,608
JNL/S&P Aggressive  Growth Series II............................................        548                       287
JNL/S&P Very Aggressive Growth Series II........................................        423                       290
JNL/S&P Equity Growth Series II.................................................        951                       404
JNL/S&P Equity Aggressive Growth Series II......................................        476                       266

     Included in these transactions were purchases and sales of U.S. Government obligations of $8,138,477 and $6,287,114 in the JNL/PIMCO Total Return Bond Series; $27,114,625 and $7,295,225 in the PPM America/JNL Balanced Series; $2,426,761 and $1,295,094 in the Salomon

Brothers/JNL  Balanced  Series;   $9,003,337  and  $10,940,957  in  the  Salomon
Brothers/JNL Global Bond Series; $93,806,427 and $63,358,772 in the Salomon Brothers/JNL U.S. Government & Quality Bond Series, respectively.

--------------------------------------------------------------------------------
                                JNL SERIES TRUST
                  NOTES TO THE FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------
     The federal income tax cost basis and gross unrealized appreciation and depreciation on investments as of December 31, 1998 were as follows (in thousands):

                                                                                                                      Net
                                                                    Tax            Gross            Gross         Unrealized
                                                                    Cost         Unrealized      Unrealized      Appreciation
                                                                   Basis       Appreciation     Depreciation    (Depreciation)
                                                                   -----       ------------     ------------    --------------
JNL Aggressive Growth Series .............................       $117,269      $  44,154        $  (962)        $43,192

JNL Capital Growth Series ................................         81,275         28,592           (501)         28,091

JNL Global Equities Series ...............................        176,915         67,632         (4,327)         63,305

JNL/Alger Growth Series ..................................        121,835         42,371           (856)         41,515

JNL/Alliance Growth Series ...............................          3,867            859            (83)            776

JNL/Eagle Core Equity Series .............................         31,525          6,844         (1,069)          5,775

JNL/Eagle SmallCap Equity Series .........................         33,902          5,738         (4,022)          1,716

JNL/JPM International & Emerging Markets Series ..........          4,823            450           (379)             71

JNL/PIMCO Total Return Bond Series .......................          6,083             36            (12)             24

JNL/Putnam Growth Series .................................        131,795         50,107           (116)         49,991

JNL/Putnam Value Equity Series ...........................        182,026         24,227        (10,629)         13,598

Goldman Sachs/JNL Growth & Income Series .................          4,293            172           (150)             22

Lazard/JNL Small Cap Value Series ........................          5,344            373           (883)           (510)

Lazard/JNL Mid Cap Value Series ..........................          4,866            426           (475)            (49)

PPM America/JNL Balanced Series ..........................         90,810          7,114         (2,660)          4,454

PPM America/JNL High Yield Bond Series ...................        103,267            831         (4,682)         (3,851)

Salomon Brothers/JNL Balanced Series .....................          3,427            191           (121)             70

Salomon Brothers/JNL Global Bond Series ..................         54,470            614         (1,080)           (466)

Salomon Brothers/JNL High Yield Bond Series ..............          7,576             61           (363)           (302)

Salomon Brothers/JNL U.S. Government & Quality
     Bond Series .........................................         77,505          1,419            (86)          1,333

T. Rowe Price/JNL Established Growth Series ..............        173,256         50,568         (5,482)         45,086

T. Rowe Price/JNL International Equity Investment Series .         60,225         15,859         (5,313)         10,546

T. Rowe Price/JNL Mid-Cap Growth Series ..................        146,754         50,420         (6,989)         43,431

JNL/S&P Conservative Growth Series I .....................          9,726            465           (163)            302

JNL/S&P Moderate Growth Series I .........................         11,825            936           (147)            789

JNL/S&P Aggressive Growth Series I .......................          4,023            421            (18)            403

JNL/S&P Very Aggressive Growth Series I ..................          2,211            231           --               231

JNL/S&P Equity Growth Series I ...........................          4,557            478           --               478

JNL/S&P Equity Aggressive Growth Series I ................          2,913            325           --               325

JNL/S&P Conservative Growth Series II ....................          1,636             83            (18)             65

JNL/S&P Moderate Growth Series II ........................          2,695            176            (15)            161

JNL/S&P Aggressive  Growth Series II .....................            256             13             (2)             11

JNL/S&P Very Aggressive Growth Series II .................            134             21           --                21

JNL/S&P Equity Growth Series II ..........................            537             63           --                63

JNL/S&P Equity Aggressive Growth Series II ...............            205             19           --                19

--------------------------------------------------------------------------------
                                JNL SERIES TRUST
                  NOTES TO THE FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

     NOTE 5.  TRUST TRANSACTIONS

     Transactions of trust shares for the period ended December 31, 1998 were as follows:



                                                                 Shares     Distributions       Shares      Net Increase
                                                               Purchased      Reinvested       Redeemed      (Decrease)
                                                               ---------      ----------       --------      ----------
JNL Aggressive Growth Series..............................       4,451,840       263,586       (2,814,258)     1,901,168
JNL Capital Growth Series.................................       2,081,514       377,423       (1,572,974)       885,963
JNL Global Equities Series................................       4,094,524        32,381       (1,899,732)     2,227,173
JNL/Alger Growth Series...................................       4,446,364       353,439       (2,427,134)     2,372,669
JNL/Alliance Growth Series................................         498,168             -         (153,701)       344,467
JNL/Eagle Core Equity Series..............................       1,918,710        16,605         (463,692)     1,471,623
JNL/Eagle SmallCap Equity Series..........................       2,110,019        13,324         (680,929)     1,442,414
JNL/JPM International & Emerging Markets Series...........         508,566         2,874           (2,780)       508,660
JNL/PIMCO Total Return Bond Series........................         716,223        23,389         (136,217)       603,395
JNL/Putnam Growth Series..................................       4,482,876        15,226       (1,460,926)     3,037,176
JNL/Putnam Value Equity Series ...........................       5,600,351       385,529       (1,697,387)     4,288,493
Goldman Sachs/JNL Growth & Income Series..................         752,447         3,641         (277,049)       479,039
Lazard/JNL Small Cap Value Series.........................         565,084           498          (13,589)       551,993
Lazard/JNL Mid Cap Value Series...........................         617,890         1,422         (105,454)       513,858
PPM America/JNL Balanced Series ..........................       2,985,317       442,356         (880,851)     2,546,822
PPM America/JNL High Yield Bond Series....................       5,394,697       805,170       (2,345,246)     3,854,621
PPM America/JNL Money Market Series.......................     129,092,539     2,626,262     (117,177,667)    14,541,134
Salomon Brothers/JNL Balanced Series......................         482,460         6,324         (171,191)       317,593
Salomon Brothers/JNL Global Bond Series...................       2,316,775       286,287       (1,391,870)     1,211,192
Salomon Brothers/JNL High Yield Bond Series...............         823,839        41,235          (94,744)       770,330
Salomon Brothers/JNL U.S. Government & Quality Series.....       4,532,896       266,200       (1,452,316)     3,346,780
T. Rowe Price/JNL Established Growth Series...............       5,041,045       511,898       (2,125,680)     3,427,263
T. Rowe Price/JNL International Equity Investment Series..       1,460,409        80,671       (2,838,400)   (1,297,320)
T. Rowe Price/JNL Mid-Cap Growth Series...................       3,774,173       296,099       (2,103,504)     1,966,768
JNL/S&P Conservative Growth Series I......................       1,024,973             -          (67,122)       957,851
JNL/S&P Moderate Growth Series I..........................       1,377,193             -         (190,840)     1,186,353
JNL/S&P Aggressive Growth Series I........................         624,029             -         (217,328)       406,701
JNL/S&P Very Aggressive Growth Series I...................         315,185             -          (96,995)       218,190
JNL/S&P Equity Growth Series I............................         521,045             -          (47,680)       473,365
JNL/S&P Equity Aggressive Growth Series I.................         335,228             -          (34,119)       301,109
JNL/S&P Conservative Growth Series II.....................       1,046,311             -         (867,935)       178,376
JNL/S&P Moderate Growth Series II.........................         417,228             -         (137,886)       279,342
JNL/S&P Aggressive Growth Series II.......................          53,405             -          (26,840)        26,565
JNL/S&P Very Aggressive Growth Series II..................          41,171             -          (26,850)        14,321
JNL/S&P Equity Growth Series II...........................          89,401             -          (29,602)        59,799
JNL/S&P Equity Aggressive Growth Series II................          45,798             -          (24,182)        21,616

--------------------------------------------------------------------------------
                                JNL SERIES TRUST
                  NOTES TO THE FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

     Transactions of trust shares for the year ending December 31, 1997 were as follows:


                                                                 Shares     Distributions       Shares
                                                               Purchased      Reinvested       Redeemed     Net Increase
                                                               ---------      ----------       --------     ------------
JNL Aggressive Growth Series..............................       3,894,346         191,755       (868,600)     3,217,501
JNL Capital Growth Series.................................       2,848,842          34,057       (968,352)     1,914,547
JNL Global Equities Series................................       6,393,844         295,987     (1,246,634)     5,443,197
JNL/Alger Growth Series...................................       3,544,503         229,852       (869,988)     2,904,367
JNL/Eagle Core Equity Series..............................         688,411          16,636        (24,082)       680,965
JNL/Eagle SmallCap Equity Series..........................         886,938               -       (139,332)       747,606
JNL/Putnam Growth Series..................................       4,787,449          92,112     (1,561,300)     3,318,261
JNL/Putnam Value Equity Series............................       5,270,627         304,872       (347,068)     5,228,431
PPM America/JNL Balanced Series...........................       2,579,083         337,971       (395,399)     2,521,655
PPM America/JNL High Yield Bond Series....................       4,500,240         349,736       (642,559)     4,207,417
PPM America/JNL Money Market Series.......................      87,270,526       1,658,199    (70,873,065)    18,055,660
Salomon Brothers/JNL Global Bond Series...................       2,422,646         177,324       (471,899)     2,128,071
Salomon Brothers/JNL U.S. Government & Quality Bond
     Series...............................................       1,740,847          92,434       (422,626)     1,410,655
T. Rowe Price/JNL Established Growth Series...............       5,871,440         308,764       (813,825)     5,366,379
T. Rowe Price/JNL International Equity Investment
      Series..............................................       3,010,793         112,676       (606,319)     2,517,150
T. Rowe Price/JNL Mid-Cap Growth Series...................       4,951,347          94,266       (893,009)     4,152,604

NOTE 6.  FOREIGN SECURITIES

     Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

NOTE 7.  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

     At December 31, 1998 the following Series had entered into "position hedge" forward foreign currency exchange contracts that obligate the Series to deliver and receive currencies at specified future dates. The unrealized appreciation (depreciation) of $19,787, $3,847, ($829,154), $25,657, ($3,055) and $279, in
the JNL Aggressive Growth Series, JNL Capital Growth Series, JNL Global Equities Series, JNL/JPM International & Emerging Markets Series, Salomon Brothers/JNL Global Bond Series, and T. Rowe Price/ JNL Established Growth Series, respectively, is included in net unrealized appreciation on foreign currency related items in the accompanying financial statements. The terms of the open contracts are as follows:


JNL Aggressive Growth Series


 Settlement                                        U.S. $ value                                         U.S. $ value
    Date          Currency to be delivered         at 12/31/98        Currency to be received           at 12/31/98
    ----          ------------------------         -----------        -----------------------           -----------
  1/22/99       13,500,000  Finnish Markka        $   2,650,500      2,647,059  US $                  $   2,647,059
  1/22/99        3,000,000  Finnish Markka              589,000        587,751  US $                        587,751
  1/22/99        3,000,000  Finnish Markka              589,000        591,407  US $                        591,407
  1/26/99        2,800,000  Finnish Markka              549,844        553,841  US $                        553,841
  1/26/99        2,500,000  Finnish Markka              490,932        494,942  US $                        494,942
  1/26/99        2,200,000  Finnish Markka              432,020        434,272  US $                        434,272
  1/22/99      167,000,000  Italian Lira                101,107        100,542  US $                        100,542
  1/22/99      148,000,000  Italian Lira                 89,604         89,023  US $                         89,023
  1/22/99      125,000,000  Italian Lira                 75,679         75,964  US $                         75,964
  1/22/99       35,000,000  Italian Lira                 21,190         21,180  US $                         21,180
  1/26/99      695,000,000  Italian Lira                420,857        431,248  US $                        431,248
  1/26/99      200,000,000  Italian Lira                121,110        124,931  US $                        124,931
  1/26/99      140,000,000  Italian Lira                 84,777         83,247  US $                         83,247
                                                 -----------------                                    -----------------
                                                  $   6,215,620                                       $   6,235,407
                                                 =================                                    =================

--------------------------------------------------------------------------------
                                JNL SERIES TRUST
                  NOTES TO THE FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------
JNL Capital Growth Series

 Settlement                                        U.S. $ value                                        U.S. $ value
    Date          Currency to be delivered          at 12/31/98         Currency to be received         at 12/31/98
    ----          ------------------------          -----------         -----------------------         -----------
    4/7/99        1,433,374  US $                 $   1,433,374         848,000  British Sterling      $  1,405,172
                                                                                 Pound
    4/7/99          238,000  British Sterling           394,376         402,660  US $                       402,660
                             Pound
    4/7/99        1,400,000  British Sterling         2,319,859       2,346,820  US $                     2,346,820
                             Pound
   5/13/99        1,305,000  British Sterling         2,161,666       2,158,470  US $                     2,158,470
                             Pound
                                                  -----------------                                    ----------------
                                                  $   6,309,275                                        $  6,313,122
                                                  =================                                    ================

--------------------------------------------------------------------------------
                                JNL SERIES TRUST
                  NOTES TO THE FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------
JNL Global Equities Series

  Settlement                                          U.S. $ value                                         U.S. $ value
     Date            Currency to be delivered         at 12/31/98          Currency to be received         at 12/31/98
     ----            ------------------------         -----------          -----------------------         -----------
    3/25/99          150,000  Swiss Franc             $    110,141         110,701  US $                  $   110,701
     4/7/99          150,000  Swiss Franc                 110,274         113,208  US $                       113,208
     4/7/99          600,000  Swiss Franc                 441,095         431,950  US $                       431,950
     4/8/99          600,000  Swiss Franc                 441,132         452,148  US $                       452,148
    1/22/99        2,000,000  Deutsche Mark             1,201,320       1,202,776  US $                     1,202,776
    1/25/99        1,650,000  Deutsche Mark               991,232       1,004,383  US $                     1,004,383
    1/26/99        1,000,000  Deutsche Mark               600,776         589,249  US $                       589,249
    1/27/99        3,000,000  Deutsche Mark             1,802,414       1,762,995  US $                     1,762,995
    1/27/99        7,300,000  Deutsche Mark             4,385,873       4,286,553  US $                     4,286,553
     4/7/99          700,000  British Sterling          1,159,929       1,184,295  US $                     1,184,295
                              Pound
     4/7/99        4,068,000  British Sterling          6,740,847       6,819,188  US $                     6,819,188
                              Pound
     5/6/99        4,232,000  British Sterling          7,010,581       6,957,154  US $                     6,957,154
                              Pound
    5/13/99          600,000  British Sterling            993,870         992,400  US $                       992,400
                              Pound
    2/12/99      325,000,000  Japanese Yen              2,891,276       2,812,246  US $                     2,812,246
    2/12/99      230,000,000  Japanese Yen              2,046,133       1,981,751  US $                     1,981,751
    2/12/99       45,000,000  Japanese Yen                400,330         387,448  US $                       387,448
    3/25/99      153,750,000  Japanese Yen              1,375,434       1,299,662  US $                     1,299,662
     4/7/99        2,616,431  US $                      2,616,431     300,000,000  Japanese Yen             2,688,469
     4/7/99      300,000,000  Japanese Yen              2,688,469       2,283,105  US $                     2,283,105
     4/8/99      173,250,000  Japanese Yen              1,552,794       1,522,408  US $                     1,522,408
    4/21/99      343,000,000  Japanese Yen              3,079,462       3,069,351  US $                     3,069,351
    5/20/99      230,000,000  Japanese Yen              2,072,833       1,947,502  US $                     1,947,502
    1/21/99        2,000,000  Netherlands Guilder       1,065,640       1,046,299  US $                     1,046,299
    1/22/99        1,000,000  Netherlands Guilder         532,846         529,101  US $                       529,101
    1/26/99        7,000,000  Netherlands Guilder       3,730,637       3,741,595  US $                     3,741,595
    1/27/99        1,700,000  Netherlands Guilder         906,055         885,417  US $                       885,417
    3/25/99          700,000  Swedish Krona                86,483          87,995  US $                        87,995
     4/7/99        8,900,000  Swedish Krona             1,100,203       1,113,335  US $                     1,113,335
    5/13/99        6,400,000  Swedish Krona               792,359         795,031  US $                       795,031
                                                    -----------------                                     ---------------
                                                    $  52,926,869                                         $52,097,715
                                                    =================                                     ===============

--------------------------------------------------------------------------------
                                JNL SERIES TRUST
                  NOTES TO THE FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------
JNL/JPM International & Emerging Markets Series

  Settlement                                          U.S. $ value                                         U.S. $ value
     Date            Currency to be delivered         at 12/31/98          Currency to be received         at 12/31/98
     ----            ------------------------         -----------          -----------------------         -----------
    3/12/99           14,390  British Sterling      $      24,012          38,142  Australian $            $   23,387
                              Pound
    3/12/99          133,093  Australian $                 81,607          82,351  US $                        82,351
    3/12/99           83,400  US $                         83,400         128,269  Canadian $                  83,932
    3/12/99          266,240  Swiss Franc                 195,237         196,342  US $                       196,342
    3/12/99           30,000  US $                         30,000          49,807  Deutsche Mark               29,991
    3/12/99           60,000  US $                         60,000          98,790  Deutsche Mark               59,486
    3/12/99           66,834  Deutsche Mark                40,244          40,000  US $                        40,000
    3/12/99           30,524  Deutsche Mark                18,380          18,330  US $                        18,330
    3/12/99           19,422  Deutsche Mark                11,695          11,670  US $                        11,670
    3/12/99          116,567  Deutsche Mark                70,190          70,000  US $                        70,000
    3/12/99          415,064  Deutsche Mark               249,928         249,228  US $                       249,228
    3/12/99          486,036  Danish Krone                 76,515          76,517  US $                        76,517
    3/12/99           73,638  French Franc                 13,217          13,149  US $                        13,149
    3/12/99           14,390  British Sterling             23,856          38,142  Australian $                24,012
                              Pound
    3/12/99          212,393  US $                        212,393         129,192  British Sterling           214,179
                                                                                   Pound
    3/12/99           33,923  US $                         33,923         263,145  Hong Kong $                 33,946
    3/12/99           10,000  US $                         10,000       1,167,830  Japanese Yen                10,428

--------------------------------------------------------------------------------
                                JNL SERIES TRUST
                  NOTES TO THE FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------
JNL/JPM International & Emerging Markets Series (continued)


  Settlement                                          U.S. $ value                                         U.S. $ value
     Date            Currency to be delivered         at 12/31/98          Currency to be received         at 12/31/98
     ----            ------------------------         -----------          -----------------------         -----------
    3/12/99           30,000  US $                  $      30,000       3,484,230  Japanese Yen            $   31,114
    3/12/99           20,000  US $                         20,000       2,287,780  Japanese Yen                20,430
    3/12/99           10,000  US $                         10,000       1,149,500  Japanese Yen                10,265
    3/12/99           20,000  US $                         20,000       2,298,260  Japanese Yen                20,523
    3/12/99           30,000  US $                         30,000       3,423,990  Japanese Yen                30,576
    3/12/99        2,285,740  Japanese Yen                 20,411          20,000  US $                        20,000
    3/12/99          435,842  US $                        435,842      51,429,286  Japanese Yen               459,255
    3/12/99           45,118  US $                         45,118          84,718  Netherlands Guilder         45,253
    3/12/99          297,819  Norwegian Krone              38,953          38,989  US $                        38,989
    3/12/99           25,983  US $                         25,983       4,443,134  Portuguese Escudo           26,130
    3/12/99          684,160  Swedish Krona                84,473          83,946  US $                        83,946
    3/12/99          515,639  South African Rand           85,600          83,205  US $                        83,205
                                                    -----------------                                     ---------------
                                                     $  2,080,977                                          $2,106,634
                                                    =================                                     ===============

--------------------------------------------------------------------------------
                                JNL SERIES TRUST
                  NOTES TO THE FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------
Salomon Brothers/JNL Global Bond Series

Settlement                                          U.S. $ value                                         U.S. $ value
   Date              Currency to be delivered         at 12/31/98          Currency to be received         at 12/31/98
   ----              ------------------------         -----------          -----------------------         -----------
     2/4/99      562,980,800  Italian Lira           $    341,065        340,375  US $                   $    340,375
    2/16/99          434,795  Deutsche Mark               261,492        260,356  US $                        260,356
    2/16/99          107,804  European Currency           127,147        211,942  Deutsche Mark               127,465
                              Unit
    2/16/99          207,740  Deutsche Mark               124,938        122,344  US $                        122,344
    2/16/99        1,755,504  Swedish Krona               214,650        360,000  Deutsche Mark               216,510
    2/16/99        1,133,727  Finnish Markka              222,873        223,394  US $                        223,394
    2/16/99        1,755,504  Swedish Krona               216,512        360,000  Deutsche Mark               214,650
    2/16/99           34,306  European Currency            40,347         40,515  US $                         40,515
                              Unit
    2/16/99          107,804  European Currency           126,787        211,942  Deutsche Mark               127,147
                              Unit
                                                    -----------------                                    ----------------
                                                     $  1,675,811                                        $  1,672,756
                                                    =================                                    ================

T. Rowe Price/ JNL Established Growth Series

 Settlement                                         U.S. $ value                                        U.S. $ value
    Date           Currency to be delivered         at 12/31/98          Currency to be received         at 12/31/98
    ----           ------------------------         -----------          -----------------------         -----------
    1/5/99           31,421  British Sterling      $     52,194          52,473  US $                  $     52,473
                             Pound
                                                   ================                                    ================

--------------------------------------------------------------------------------

                        REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------



To the Shareholders and Board of Trustees of JNL Series Trust

         In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the thirty-six Series comprising the JNL Series Trust (hereafter referred to as the "Trust") at December 31, 1998, and the results of each of their operations, changes in each of their net assets and the financial highlights for the periods indicated from inception to December 31, 1998, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998, by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Chicago, Illinois
February 17, 1999

Jackson National Life Distributors, Inc.